UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Duration Treasury Index Fund ETF Shares - EDV

Vanguard Extended Duration Treasury Index Fund Institutional Shares - VEDTX

Vanguard Extended Duration Treasury Index Fund Institutional Plus Shares - VEDIX

Vanguard ESG U.S. Stock ETF ETF Shares - ESGV

Vanguard ESG International Stock ETF ETF Shares - VSGX

Vanguard Global Wellington™ Fund Investor Shares - VGWLX

Vanguard Global Wellington™ Fund Admiral™ Shares - VGWAX

Vanguard Global Wellesley® Income Fund Investor Shares - VGWIX

Vanguard Global Wellesley® Income Fund Admiral™ Shares - VGYAX

Vanguard ESG U.S. Corporate Bond ETF ETF Shares - VCEB

Vanguard Extended Duration Treasury Index Fund
ETF Shares (EDV) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.64%	-8.73%	-0.15%
ETF Shares Market Price	2.42%	-8.77%	-0.18%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR930

Vanguard Extended Duration Treasury Index Fund
Institutional Shares (VEDTX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.05%	-8.84%	-0.21%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1275

Vanguard Extended Duration Treasury Index Fund
Institutional Plus Shares (VEDIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	2.06%	-8.83%	-0.19%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1276

Vanguard ESG U.S. Stock ETF
ETF Shares (ESGV) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG U.S. Stock ETF performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, 10 of the 11 industry sectors posted double-digit returns. Financials and technology were the standout performers, returning a little less than 40%. Utilities, real estate, and health care were also high up on the leaderboard. Energy, which represented a very small slice of the index, finished in negative territory.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	27.05%	15.70%	13.67%
ETF Shares Market Price	27.04%	15.69%	13.67%
FTSE US All Cap Choice Index	27.11%	15.79%	13.77%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.76%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$9,321
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$163
Portfolio Composition % of Net Assets (as of August 31, 2024)
Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.4%
Energy	0.1%
Financials	10.7%
Health Care	13.0%
Industrials	10.1%
Real Estate	3.2%
Technology	38.6%
Telecommunications	2.3%
Utilities	0.6%
Other Assets and Liabilities—Net	0.5%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4393

Vanguard ESG International Stock ETF
ETF Shares (VSGX) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG International Stock ETF performed roughly in line with its expense-free benchmark.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%.
  For the Fund’s benchmark index, seven of the 11 industry sectors recorded double-digit gains. Technology and financials were the standout performers. Energy, which represented a very small slice of the index, finished in negative territory.
  While all regions turned in strong results, Europe led the way, owing in part to performances from Denmark, Sweden, the Netherlands, and the United Kingdom. Elsewhere, India, Taiwan, and Australia were high up on the leaderboard.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	18.37%	7.38%	5.74%
ETF Shares Market Price	18.53%	7.32%	5.76%
FTSE Global All Cap ex US Choice Index	18.48%	7.52%	5.88%
FTSE Global All Cap ex US Index	17.84%	7.87%	6.06%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,034
Number of Portfolio Holdings	6,371
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$226
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	1.2%
Asia	46.3%
Europe	38.4%
North America	7.1%
Oceania	5.3%
South America	1.2%
Other Assets and Liabilities—Net	0.5%
How has the Fund changed?
The Fund's principal investment strategy was modified to add exclusionary screens to the methodology for the Fund's target index.
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4394

Vanguard Global Wellington™ Fund
Investor Shares (VGWLX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.48%
How did the Fund perform during the reporting period?
  Vanguard Global Wellington Fund lagged its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  The Fund’s stock selection in financials and consumer discretionary contributed most to performance relative to the stock portion of the benchmark, but not enough to compensate for underperformance in information technology and industrials. By region, the Fund’s Japanese stocks boosted relative returns, but they were offset by its U.S. stocks, which lagged those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	16.07%	8.23%	7.58%
Global Wellington Composite Index	18.87%	8.93%	7.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$2,574
Number of Portfolio Holdings	638
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$4,125
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	11.6%
Europe	28.4%
North America	55.4%
Oceania	0.6%
South America	0.0%
Other Assets and Liabilities—Net	3.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1567

Vanguard Global Wellington™ Fund
Admiral™ Shares (VGWAX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$38	0.35%
How did the Fund perform during the reporting period?
  Vanguard Global Wellington Fund lagged its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  The Fund’s stock selection in financials and consumer discretionary contributed most to performance relative to the stock portion of the benchmark, but not enough to compensate for underperformance in information technology and industrials. By region, the Fund’s Japanese stocks boosted relative returns, but they were offset by its U.S. stocks, which lagged those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	16.20%	8.36%	7.71%
Global Wellington Composite Index	18.87%	8.93%	7.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$2,574
Number of Portfolio Holdings	638
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$4,125
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	11.6%
Europe	28.4%
North America	55.4%
Oceania	0.6%
South America	0.0%
Other Assets and Liabilities—Net	3.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1767

Vanguard Global Wellesley® Income Fund
Investor Shares (VGWIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.44%
How did the Fund perform during the reporting period?
  Vanguard Global Wellesley Income Fund slightly outperformed its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  All sectors in the Fund’s stock portfolio posted robust gains. Stock selection in health care, consumer discretionary, and consumer staples contributed most to performance relative to the benchmark, while financials detracted. By region, stock selection in Europe boosted relative returns, but that was partly offset by U.S. stocks lagging those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	13.25%	4.51%	4.23%
Global Wellesley Income Composite Index	13.00%	4.24%	4.20%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$551
Number of Portfolio Holdings	544
Portfolio Turnover Rate	106%
Total Investment Advisory Fees (in thousands)	$727
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	7.1%
Europe	29.1%
North America	57.5%
Oceania	1.8%
South America	0.2%
Other Assets and Liabilities—Net	4.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1496

Vanguard Global Wellesley® Income Fund
Admiral™ Shares (VGYAX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$33	0.31%
How did the Fund perform during the reporting period?
  Vanguard Global Wellesley Income Fund slightly outperformed its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  All sectors in the Fund’s stock portfolio posted robust gains. Stock selection in health care, consumer discretionary, and consumer staples contributed most to performance relative to the benchmark, while financials detracted. By region, stock selection in Europe boosted relative returns, but that was partly offset by U.S. stocks lagging those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	13.43%	4.64%	4.35%
Global Wellesley Income Composite Index	13.00%	4.24%	4.20%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$551
Number of Portfolio Holdings	544
Portfolio Turnover Rate	106%
Total Investment Advisory Fees (in thousands)	$727
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	7.1%
Europe	29.1%
North America	57.5%
Oceania	1.8%
South America	0.2%
Other Assets and Liabilities—Net	4.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1896

Vanguard ESG U.S. Corporate Bond ETF
ETF Shares (VCEB) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG U.S. Corporate Bond ETF performed roughly in line with its expense-free benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  With yield spreads narrowing for corporate bonds, they outperformed both Treasuries and mortgage-backed securities.
  In the Fund’s benchmark index, bonds issued by financial institutions returned more than those issued by industrial companies.
  By maturity, bonds maturing in 5 to 20 years posted the strongest gains, which were in the double digits. By credit quality, corporate bonds on the bottom rung of the investment-grade ladder performed better than higher-rated bonds.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (9/22/2020)
ETF Shares Net Asset Value	9.05%	-1.21%
ETF Shares Market Price	9.04%	-1.18%
Bloomberg MSCI US Corporate SRI Select Index	9.14%	-1.13%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-1.67%
Bloomberg U.S. Corporate Bond Index	9.29%	-1.08%
*
The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$652
Number of Portfolio Holdings	2,778
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$10
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	12.3%
Consumer Discretionary	7.6%
Consumer Staples	3.8%
Financials	42.7%
Health Care	15.5%
Industrials	1.9%
Materials	1.3%
Real Estate	1.9%
Technology	11.2%
Utilities	0.2%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4158

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$779,000	$736,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$779,000	$736,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard Extended Duration Treasury Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Extended Duration Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/44	25,292	10,194
United States Treasury Strip Coupon	0.000%	11/15/44	186,513	74,474
United States Treasury Strip Coupon	0.000%	2/15/45	217,520	85,971
United States Treasury Strip Coupon	0.000%	5/15/45	204,041	79,783
United States Treasury Strip Coupon	0.000%	8/15/45	193,239	74,684
United States Treasury Strip Coupon	0.000%	11/15/45	194,598	74,267
United States Treasury Strip Coupon	0.000%	2/15/46	177,532	67,088
United States Treasury Strip Coupon	0.000%	5/15/46	190,606	71,179
United States Treasury Strip Coupon	0.000%	8/15/46	207,168	76,523
United States Treasury Strip Coupon	0.000%	11/15/46	177,965	65,194
United States Treasury Strip Coupon	0.000%	2/15/47	201,211	72,656
United States Treasury Strip Coupon	0.000%	5/15/47	221,476	79,333
United States Treasury Strip Coupon	0.000%	8/15/47	186,783	65,987
United States Treasury Strip Coupon	0.000%	11/15/47	165,519	57,828
United States Treasury Strip Coupon	0.000%	2/15/48	171,435	59,212
United States Treasury Strip Coupon	0.000%	5/15/48	160,433	54,911
United States Treasury Strip Coupon	0.000%	8/15/48	150,830	50,999
United States Treasury Strip Coupon	0.000%	11/15/48	174,324	58,249
United States Treasury Strip Coupon	0.000%	2/15/49	187,091	61,959
United States Treasury Strip Coupon	0.000%	5/15/49	166,735	54,736
United States Treasury Strip Coupon	0.000%	8/15/49	173,191	56,409
United States Treasury Strip Coupon	0.000%	11/15/49	185,540	59,938
United States Treasury Strip Coupon	0.000%	2/15/50	175,416	56,243
United States Treasury Strip Coupon	0.000%	5/15/50	185,218	59,038
United States Treasury Strip Coupon	0.000%	8/15/50	192,003	60,556
United States Treasury Strip Coupon	0.000%	11/15/50	201,750	63,094
United States Treasury Strip Coupon	0.000%	2/15/51	242,287	75,223
United States Treasury Strip Coupon	0.000%	5/15/51	221,458	68,168
United States Treasury Strip Coupon	0.000%	8/15/51	208,423	63,797
United States Treasury Strip Coupon	0.000%	11/15/51	219,396	66,984
United States Treasury Strip Coupon	0.000%	2/15/52	222,869	67,940
United States Treasury Strip Coupon	0.000%	5/15/52	218,151	66,195
United States Treasury Strip Coupon	0.000%	8/15/52	198,080	59,904
United States Treasury Strip Coupon	0.000%	11/15/52	191,583	57,729
United States Treasury Strip Coupon	0.000%	2/15/53	185,937	56,173
United States Treasury Strip Coupon	0.000%	5/15/53	189,274	56,930
United States Treasury Strip Coupon	0.000%	8/15/53	95,655	28,614
United States Treasury Strip Coupon	0.000%	11/15/53	36,481	10,896
United States Treasury Strip Coupon	0.000%	2/15/54	42,953	12,661
United States Treasury Strip Coupon	0.000%	5/15/54	30,814	9,035
United States Treasury Strip Coupon	0.000%	8/15/54	3,097	886
United States Treasury Strip Principal	0.000%	8/15/44	300	125
United States Treasury Strip Principal	0.000%	11/15/44	195,748	81,021
United States Treasury Strip Principal	0.000%	2/15/45	178,040	73,052
United States Treasury Strip Principal	0.000%	5/15/45	181,242	73,601
United States Treasury Strip Principal	0.000%	8/15/45	174,504	70,183
United States Treasury Strip Principal	0.000%	11/15/45	209,856	83,451
United States Treasury Strip Principal	0.000%	2/15/46	193,389	75,935
United States Treasury Strip Principal	0.000%	5/15/46	191,596	74,303
United States Treasury Strip Principal	0.000%	8/15/46	168,272	64,601
United States Treasury Strip Principal	0.000%	11/15/46	154,077	58,501
United States Treasury Strip Principal	0.000%	2/15/47	125,312	46,982
United States Treasury Strip Principal	0.000%	5/15/47	136,197	50,542
United States Treasury Strip Principal	0.000%	8/15/47	121,884	44,649
United States Treasury Strip Principal	0.000%	11/15/47	155,992	56,547
United States Treasury Strip Principal	0.000%	2/15/48	180,287	64,608
United States Treasury Strip Principal	0.000%	5/15/48	163,702	58,089
United States Treasury Strip Principal	0.000%	8/15/48	177,208	62,203
United States Treasury Strip Principal	0.000%	11/15/48	169,547	58,931
United States Treasury Strip Principal	0.000%	2/15/49	164,012	56,494
1

Extended Duration Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Strip Principal	0.000%	5/15/49	176,534	60,215
	United States Treasury Strip Principal	0.000%	8/15/49	181,958	61,581
	United States Treasury Strip Principal	0.000%	11/15/49	181,022	60,713
	United States Treasury Strip Principal	0.000%	2/15/50	183,712	61,156
	United States Treasury Strip Principal	0.000%	5/15/50	174,712	57,996
	United States Treasury Strip Principal	0.000%	8/15/50	180,485	59,165
	United States Treasury Strip Principal	0.000%	11/15/50	195,200	63,318
	United States Treasury Strip Principal	0.000%	2/15/51	181,098	58,390
	United States Treasury Strip Principal	0.000%	5/15/51	203,836	65,148
	United States Treasury Strip Principal	0.000%	8/15/51	208,954	66,261
	United States Treasury Strip Principal	0.000%	11/15/51	186,728	58,805
	United States Treasury Strip Principal	0.000%	2/15/52	218,436	68,347
	United States Treasury Strip Principal	0.000%	5/15/52	193,297	60,118
	United States Treasury Strip Principal	0.000%	8/15/52	213,934	66,136
	United States Treasury Strip Principal	0.000%	11/15/52	209,087	65,046
	United States Treasury Strip Principal	0.000%	2/15/53	213,943	65,570
	United States Treasury Strip Principal	0.000%	5/15/53	270,024	82,210
	United States Treasury Strip Principal	0.000%	8/15/53	304,440	92,355
	United States Treasury Strip Principal	0.000%	11/15/53	312,502	95,362
	United States Treasury Strip Principal	0.000%	2/15/54	302,246	90,390
	United States Treasury Strip Principal	0.000%	5/15/54	232,582	69,448
	United States Treasury Strip Principal	0.000%	8/15/54	203,721	60,114
Total U.S. Government and Agency Obligations (Cost $5,698,234)					4,993,302
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $933)	5.373%		9,336	933
Total Investments (100.0%) (Cost $5,699,167)					4,994,235
Other Assets and Liabilities—Net (0.0%)					53
Net Assets (100%)					4,994,288
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,698,234)	4,993,302
Affiliated Issuers (Cost $933)	933
Total Investments in Securities	4,994,235
Investment in Vanguard	129
Receivables for Investment Securities Sold	144,565
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	19
Total Assets	5,138,950
Liabilities
Due to Custodian	27
Payables for Investment Securities Purchased	143,916
Payables for Capital Shares Redeemed	588
Payables to Vanguard	131
Total Liabilities	144,662
Net Assets	4,994,288
At August 31, 2024, net assets consisted of:

Paid-in Capital	6,376,762
Total Distributable Earnings (Loss)	(1,382,474)
Net Assets	4,994,288

ETF Shares—Net Assets
Applicable to 51,225,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,960,937
Net Asset Value Per Share—ETF Shares	$77.32

Institutional Shares—Net Assets
Applicable to 37,927,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	885,984
Net Asset Value Per Share—Institutional Shares	$23.36

Institutional Plus Shares—Net Assets
Applicable to 2,512,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,367
Net Asset Value Per Share—Institutional Plus Shares	$58.64
See accompanying Notes, which are an integral part of the Financial Statements.
3

Extended Duration Treasury Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	170,740
Total Income	170,740
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative—ETF Shares	1,404
Management and Administrative—Institutional Shares	325
Management and Administrative—Institutional Plus Shares	71
Marketing and Distribution—ETF Shares	155
Marketing and Distribution—Institutional Shares	21
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	49
Auditing Fees	35
Shareholders’ Reports—ETF Shares	126
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	16
Total Expenses	2,285
Net Investment Income	168,455
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(252,241)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	306,630
Net Increase (Decrease) in Net Assets Resulting from Operations	222,844
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $87,000, $3,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $64,450,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,455	90,108
Realized Net Gain (Loss)	(252,241)	(287,157)
Change in Unrealized Appreciation (Depreciation)	306,630	(241,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,844	(438,208)
Distributions
ETF Shares	(121,506)	(54,931)
Institutional Shares	(24,665)	(18,180)
Institutional Plus Shares	(8,699)	(7,725)
Total Distributions	(154,870)	(80,836)
Capital Share Transactions
ETF Shares	1,530,783	1,396,402
Institutional Shares	307,480	78,790
Institutional Plus Shares	(74,183)	7,725
Net Increase (Decrease) from Capital Share Transactions	1,764,080	1,482,917
Total Increase (Decrease)	1,832,054	963,873
Net Assets
Beginning of Period	3,162,234	2,198,361
End of Period	4,994,288	3,162,234
See accompanying Notes, which are an integral part of the Financial Statements.
5

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.52	$96.31	$140.69	$163.11	$146.43
Investment Operations
Net Investment Income[1]	3.203	3.033	2.769	2.795	3.146
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.385)	(18.048)	(44.418)	(17.061)	18.113
Total from Investment Operations	1.818	(15.015)	(41.649)	(14.266)	21.259
Distributions
Dividends from Net Investment Income	(3.018)	(2.775)	(2.731)	(2.820)	(3.329)
Distributions from Realized Capital Gains	—	—	—	(5.334)	(1.250)
Total Distributions	(3.018)	(2.775)	(2.731)	(8.154)	(4.579)
Net Asset Value, End of Period	$77.32	$78.52	$96.31	$140.69	$163.11
Total Return	2.64%	-15.83%	-30.00%	-8.94%	14.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,961	$2,356	$1,312	$1,277	$1,810
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.34%	3.56%	2.33%	1.93%	2.06%
Portfolio Turnover Rate[4]	22%	24%	15%	23%	17%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.03, $.03, $.03, $.07, and $.07.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.72	$29.09	$42.50	$49.27	$44.24
Investment Operations
Net Investment Income[1]	.967	.911	.835	.842	.959
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.415)	(5.444)	(13.425)	(5.143)	5.459
Total from Investment Operations	.552	(4.533)	(12.590)	(4.301)	6.418
Distributions
Dividends from Net Investment Income	(.912)	(.837)	(.820)	(.857)	(1.010)
Distributions from Realized Capital Gains	—	—	—	(1.612)	(.378)
Total Distributions	(.912)	(.837)	(.820)	(2.469)	(1.388)
Net Asset Value, End of Period	$23.36	$23.72	$29.09	$42.50	$49.27
Total Return[3]	2.56%	-15.83%	-30.01%	-8.95%	14.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$886	$585	$623	$789	$889
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[4]	0.06%[4]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.35%	3.52%	2.29%	1.96%	2.10%
Portfolio Turnover Rate[5]	22%	24%	15%	23%	17%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.55	$73.04	$106.68	$123.70	$111.06
Investment Operations
Net Investment Income[1]	2.438	2.297	2.114	2.140	2.432
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.049)	(13.672)	(33.676)	(12.941)	13.716
Total from Investment Operations	1.389	(11.375)	(31.562)	(10.801)	16.148
Distributions
Dividends from Net Investment Income	(2.299)	(2.115)	(2.078)	(2.173)	(2.560)
Distributions from Realized Capital Gains	—	—	—	(4.046)	(.948)
Total Distributions	(2.299)	(2.115)	(2.078)	(6.219)	(3.508)
Net Asset Value, End of Period	$58.64	$59.55	$73.04	$106.68	$123.70
Total Return[3]	2.57%	-15.82%	-29.98%	-8.95%	15.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$222	$264	$505	$689
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.37%	3.54%	2.29%	1.96%	2.12%
Portfolio Turnover Rate[5]	22%	24%	15%	23%	17%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.02, $.02, $.05, and $.05.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $129,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Extended Duration Treasury Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,993,302	—	4,993,302
Temporary Cash Investments	933	—	—	933
Total	933	4,993,302	—	4,994,235
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	64,450
Total Distributable Earnings (Loss)	(64,450)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	33,455
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(715,746)
Capital Loss Carryforwards	(700,183)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,382,474)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	154,870	80,836
Long-Term Capital Gains	—	—
Total	154,870	80,836
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,709,981
Gross Unrealized Appreciation	89,213
Gross Unrealized Depreciation	(804,959)
Net Unrealized Appreciation (Depreciation)	(715,746)
10

Extended Duration Treasury Index Fund
E.  During the year ended August 31, 2024, the fund purchased $945,999,000 of investment securities and sold $867,568,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,036,845,000 and $509,941,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,041,777	27,950	1,607,800	18,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(510,994)	(6,725)	(211,398)	(2,575)
Net Increase (Decrease)—ETF Shares	1,530,783	21,225	1,396,402	16,375
Institutional Shares
Issued[1]	362,634	15,717	159,637	6,318
Issued in Lieu of Cash Distributions	24,444	1,094	17,611	671
Redeemed	(79,598)	(3,535)	(98,458)	(3,736)
Net Increase (Decrease)—Institutional Shares	307,480	13,276	78,790	3,253
Institutional Plus Shares
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	8,699	155	7,725	118
Redeemed	(82,882)	(1,368)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(74,183)	(1,213)	7,725	118
1	Includes purchase fees for fiscal 2024 and 2023 of $1,344,000 and $791,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Extended Duration Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Extended Duration Treasury Index Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
The fund hereby designates for the fiscal year $168,031,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 99.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q12750 102024
13

Financial Statements
For the year ended August 31, 2024
Vanguard ESG U.S. Stock ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	31
Tax information	32

ESG U.S. Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.6%)
	Linde plc	98,987	47,340
	Air Products and Chemicals Inc.	45,687	12,740
	Newmont Corp.	238,159	12,715
	Fastenal Co.	117,805	8,044
	Nucor Corp.	49,410	7,506
	International Flavors & Fragrances Inc.	52,550	5,465
	LyondellBasell Industries NV Class A	53,505	5,281
	Steel Dynamics Inc.	30,659	3,664
	Avery Dennison Corp.	16,471	3,654
	International Paper Co.	71,408	3,457
	Reliance Inc.	11,688	3,350
	CF Industries Holdings Inc.	38,511	3,200
	Albemarle Corp.	24,293	2,192
	Royal Gold Inc.	13,634	1,911
	Mosaic Co.	65,861	1,882
	United States Steel Corp.	45,744	1,734
	FMC Corp.	26,009	1,680
	UFP Industries Inc.	12,558	1,528
	Element Solutions Inc.	46,886	1,254
	Balchem Corp.	6,611	1,170
	Cabot Corp.	11,062	1,163
	Boise Cascade Co.	8,179	1,109
*	Valvoline Inc.	26,214	1,106
	Westlake Corp.	7,041	1,024
	Ashland Inc.	10,510	941
	Avient Corp.	18,571	912
	NewMarket Corp.	1,354	777
	Huntsman Corp.	34,745	766
	Hecla Mining Co.	115,957	688
	Sensient Technologies Corp.	8,685	676
	Scotts Miracle-Gro Co.	8,801	625
*	Arcadium Lithium plc	224,208	608
	Innospec Inc.	5,169	596
	Sylvamo Corp.	6,797	537
	Minerals Technologies Inc.	6,821	526
*	Coeur Mining Inc.	81,562	501
	Quaker Chemical Corp.	2,790	472
*	Constellium SE	26,542	445
*	MP Materials Corp.	26,697	344
	Stepan Co.	4,363	339
	Tronox Holdings plc	24,337	339
*	Ingevity Corp.	7,672	303
	Kaiser Aluminum Corp.	3,378	252
	Orion SA	12,161	227
	Worthington Steel Inc.	6,101	216
*	Century Aluminum Co.	10,032	144
*,1	Sigma Lithium Corp.	11,984	128
	Compass Minerals International Inc.	6,328	56
			145,587
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	1,915,078	341,841
*	Tesla Inc.	572,988	122,682
	Costco Wholesale Corp.	91,361	81,529
	Home Depot Inc.	204,498	75,358
*	Netflix Inc.	88,226	61,877
	McDonald's Corp.	148,549	42,880
	Walt Disney Co.	378,699	34,227
*	Uber Technologies Inc.	414,155	30,287
	Lowe's Cos. Inc.	118,079	29,343
1

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Booking Holdings Inc.	7,033	27,494
	TJX Cos. Inc.	233,581	27,392
	Starbucks Corp.	233,604	22,092
	NIKE Inc. Class B	247,997	20,663
*	MercadoLibre Inc.	9,736	20,072
*	Chipotle Mexican Grill Inc.	281,254	15,773
	Target Corp.	95,510	14,672
*	O'Reilly Automotive Inc.	12,055	13,622
	Marriott International Inc. Class A	48,431	11,366
*	AutoZone Inc.	3,563	11,336
	Hilton Worldwide Holdings Inc.	50,621	11,118
*	Airbnb Inc. Class A	90,086	10,568
*	Spotify Technology SA	29,914	10,257
	Ross Stores Inc.	67,815	10,214
*	Trade Desk Inc. Class A	91,301	9,544
*	Copart Inc.	179,827	9,524
	Lennar Corp. Class A	50,843	9,257
	Ford Motor Co.	809,685	9,060
	Electronic Arts Inc.	55,100	8,365
*	Royal Caribbean Cruises Ltd.	48,857	8,043
	Yum! Brands Inc.	57,904	7,812
*	Lululemon Athletica Inc.	24,895	6,460
	eBay Inc.	104,396	6,170
	Tractor Supply Co.	22,241	5,951
	Garmin Ltd.	31,831	5,834
	PulteGroup Inc.	43,285	5,698
*	Take-Two Interactive Software Inc.	34,641	5,602
*	NVR Inc.	604	5,540
*	Coupang Inc.	238,861	5,291
*	Deckers Outdoor Corp.	5,289	5,074
*	ROBLOX Corp. Class A	105,444	4,639
	Best Buy Co. Inc.	44,430	4,461
	Estee Lauder Cos. Inc. Class A	47,724	4,374
	Genuine Parts Co.	28,710	4,113
*	Aptiv plc	56,184	4,019
	Omnicom Group Inc.	39,821	3,999
*	Warner Bros Discovery Inc.	500,904	3,927
	Dollar General Corp.	45,416	3,768
*	Expedia Group Inc.	26,061	3,625
*	Dollar Tree Inc.	42,210	3,566
	Williams-Sonoma Inc.	26,230	3,524
*	Burlington Stores Inc.	13,105	3,515
*	Ulta Beauty Inc.	9,886	3,488
*	Carnival Corp.	205,812	3,396
*	Carvana Co.	21,742	3,275
*	Liberty Media Corp.-Liberty Formula One Class C	40,963	3,197
*	Live Nation Entertainment Inc.	32,487	3,173
	Toll Brothers Inc.	21,212	3,056
	Domino's Pizza Inc.	7,169	2,969
	Rollins Inc.	57,701	2,895
	News Corp. Class A	99,527	2,820
*	CarMax Inc.	32,213	2,724
	Pool Corp.	7,674	2,698
	Interpublic Group of Cos. Inc.	77,391	2,524
	Fox Corp. Class A	60,967	2,522
*	Floor & Decor Holdings Inc. Class A	21,566	2,425
*	Rivian Automotive Inc. Class A	169,992	2,402
*	On Holding AG Class A	51,034	2,398
	Wingstop Inc.	6,060	2,340
	Service Corp. International	29,306	2,294
	LKQ Corp.	54,350	2,260
*	BJ's Wholesale Club Holdings Inc.	27,219	2,176
	Murphy USA Inc.	3,879	2,016
	Aramark	53,809	1,971
	Hasbro Inc.	28,757	1,960
	Tapestry Inc.	47,459	1,944
	TKO Group Holdings Inc. Class A	16,276	1,924
*	Skechers USA Inc. Class A	27,684	1,896
	New York Times Co. Class A	33,403	1,835
	Tempur Sealy International Inc.	34,598	1,814
2

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	H&R Block Inc.	28,593	1,810
*	Crocs Inc.	12,339	1,804
*	Bright Horizons Family Solutions Inc.	12,047	1,695
*	Grab Holdings Ltd. Class A	521,114	1,678
	Lithia Motors Inc. Class A	5,565	1,676
*	elf Beauty Inc.	10,908	1,634
*	Duolingo Inc. Class A	7,560	1,607
	BorgWarner Inc.	47,085	1,604
*	Norwegian Cruise Line Holdings Ltd.	87,327	1,562
*	Abercrombie & Fitch Co. Class A	10,304	1,521
	Autoliv Inc.	14,823	1,519
	Gentex Corp.	47,977	1,503
	Meritage Homes Corp.	7,463	1,478
*	Planet Fitness Inc. Class A	17,713	1,439
	Bath & Body Works Inc.	46,744	1,438
	Vail Resorts Inc.	7,879	1,432
*	Taylor Morrison Home Corp. Class A	21,008	1,414
	Delta Air Lines Inc.	33,240	1,412
	Hyatt Hotels Corp. Class A	8,993	1,366
	Lear Corp.	11,642	1,358
	Ralph Lauren Corp.	7,907	1,354
	U-Haul Holding Co.	19,673	1,345
	VF Corp.	72,999	1,329
*	Etsy Inc.	24,019	1,323
*	SiteOne Landscape Supply Inc.	9,312	1,321
	SharkNinja Inc.	13,681	1,311
*	GameStop Corp. Class A	55,560	1,301
	Paramount Global Class B	124,139	1,300
	Wyndham Hotels & Resorts Inc.	16,236	1,278
	PVH Corp.	11,792	1,164
	Thor Industries Inc.	10,729	1,151
	KB Home	13,651	1,143
*	Ollie's Bargain Outlet Holdings Inc.	12,452	1,115
	Nexstar Media Group Inc. Class A	6,425	1,098
	Whirlpool Corp.	10,798	1,083
	Group 1 Automotive Inc.	2,716	1,023
*	Champion Homes Inc.	10,915	1,020
*	Asbury Automotive Group Inc.	4,144	1,018
*	AutoNation Inc.	5,366	955
	Gap Inc.	41,936	941
	Harley-Davidson Inc.	25,004	936
*	Liberty Media Corp.-Liberty SiriusXM Class A	38,112	907
	Southwest Airlines Co.	30,934	895
*	Tri Pointe Homes Inc.	19,899	884
*	Lyft Inc. Class A	75,308	879
*	M/I Homes Inc.	5,501	877
	Macy's Inc.	56,218	875
*	Grand Canyon Education Inc.	5,980	867
*	Five Below Inc.	11,357	857
	Kontoor Brands Inc.	11,399	853
*	Capri Holdings Ltd.	23,641	844
*	Boot Barn Holdings Inc.	6,168	828
*	Madison Square Garden Sports Corp.	3,946	825
*	Wayfair Inc. Class A	19,110	813
	American Eagle Outfitters Inc.	38,207	786
*	Frontdoor Inc.	16,290	783
[1]	Choice Hotels International Inc.	6,091	777
*	RH	3,063	777
*	Coty Inc. Class A	82,453	773
*	United Airlines Holdings Inc.	16,997	749
	Signet Jewelers Ltd.	8,822	742
*,1	Lucid Group Inc.	183,875	739
*	YETI Holdings Inc.	17,513	706
*	Cavco Industries Inc.	1,698	702
	Steven Madden Ltd.	15,410	695
	Rush Enterprises Inc. Class A	12,813	675
	Penske Automotive Group Inc.	3,854	656
*	Adtalem Global Education Inc.	8,286	627
	LCI Industries	5,301	625
*	Cinemark Holdings Inc.	22,765	623
3

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Wendy's Co.	36,673	621
	Travel + Leisure Co.	13,999	620
	Newell Brands Inc.	86,926	616
*	Dorman Products Inc.	5,352	607
*	Hilton Grand Vacations Inc.	15,270	589
	Century Communities Inc.	5,764	577
	Advance Auto Parts Inc.	12,458	565
*	Visteon Corp.	5,567	564
	Columbia Sportswear Co.	6,760	546
	Marriott Vacations Worldwide Corp.	7,298	540
	Foot Locker Inc.	17,305	539
	Graham Holdings Co. Class B	674	536
	Fox Corp. Class B	13,912	535
*	Goodyear Tire & Rubber Co.	60,072	530
	HNI Corp.	9,497	511
*	Green Brick Partners Inc.	6,444	508
	TEGNA Inc.	34,830	483
	Carter's Inc.	7,231	477
*	Urban Outfitters Inc.	13,138	477
	Inter Parfums Inc.	3,683	475
	PriceSmart Inc.	5,259	471
*	LGI Homes Inc.	4,236	457
	Nordstrom Inc.	20,318	454
	Kohl's Corp.	23,354	453
*	Liberty Media Corp.-Liberty Formula One Class A	6,405	452
*	Hanesbrands Inc.	70,338	447
*	Atlanta Braves Holdings Inc. Class C	10,318	442
*	Adient plc	19,012	430
*	QuantumScape Corp. Class A	73,499	427
	Phinia Inc.	8,785	421
	Laureate Education Inc.	27,243	420
	MillerKnoll Inc.	14,018	413
	Strategic Education Inc.	4,284	413
*	Under Armour Inc. Class C	54,883	409
	PROG Holdings Inc.	8,606	402
*	Birkenstock Holding plc	7,961	397
*	OPENLANE Inc.	22,485	390
	Acushnet Holdings Corp.	5,765	386
	Six Flags Entertainment Corp.	8,575	375
*	Victoria's Secret & Co.	15,848	372
*	United Parks & Resorts Inc.	7,543	371
	John Wiley & Sons Inc. Class A	7,652	370
*	Liberty Media Corp.-Liberty SiriusXM	15,422	368
*	Liberty Media Corp.-Liberty Live Class A	9,214	365
	Leggett & Platt Inc.	28,091	355
*	Central Garden & Pet Co. Class A	10,378	355
	Upbound Group Inc.	10,248	341
*	American Airlines Group Inc.	31,781	338
*	Madison Square Garden Entertainment Corp. Class A	7,900	334
*	Fox Factory Holding Corp.	8,177	331
	Papa John's International Inc.	6,988	331
	La-Z-Boy Inc.	8,038	326
	Winnebago Industries Inc.	5,424	324
*	TripAdvisor Inc.	21,992	319
*	Gentherm Inc.	6,142	310
	Dana Inc.	27,388	309
*	Peloton Interactive Inc. Class A	65,350	305
	Avis Budget Group Inc.	3,614	296
*	Sonos Inc.	23,806	291
*	Topgolf Callaway Brands Corp.	28,825	290
*	PowerSchool Holdings Inc. Class A	12,196	277
*,1	AMC Entertainment Holdings Inc. Class A	55,856	269
*	Sphere Entertainment Co.	5,632	262
*	Sally Beauty Holdings Inc.	19,766	258
	Oxford Industries Inc.	2,841	247
*	Helen of Troy Ltd.	4,577	244
	Steelcase Inc. Class A	17,201	243
	Buckle Inc.	5,669	238
*	ODP Corp.	7,173	221
*	Coursera Inc.	26,779	217
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Alaska Air Group Inc.	5,965	215
*	Sabre Corp.	68,724	210
*	Liberty Media Corp.-Liberty Live Class C	5,212	210
	Dillard's Inc. Class A	609	206
	Lennar Corp. Class B	1,209	204
*	G-III Apparel Group Ltd.	7,685	203
	Jack in the Box Inc.	3,757	185
	Cracker Barrel Old Country Store Inc.	4,611	183
	Krispy Kreme Inc.	16,200	183
*	Under Armour Inc. Class A	23,720	182
[1]	Sirius XM Holdings Inc.	54,052	178
*	IMAX Corp.	8,288	176
*	Driven Brands Holdings Inc.	12,264	176
*	U-Haul Holding Co. (XNYS)	2,464	175
*	National Vision Holdings Inc.	16,097	170
*	Lions Gate Entertainment Corp. Class B	24,160	167
	Scholastic Corp.	5,051	161
	Monro Inc.	5,761	156
	Matthews International Corp. Class A	5,538	140
*	Figs Inc. Class A	22,386	138
*	American Axle & Manufacturing Holdings Inc.	20,865	134
*	Mister Car Wash Inc.	19,533	127
	Guess? Inc.	5,338	111
*	Atlanta Braves Holdings Inc. Class A	2,382	109
*	Leslie's Inc.	32,579	98
	Gray Television Inc.	19,078	97
*	Lions Gate Entertainment Corp. Class A	10,517	82
*	Beyond Inc.	8,359	82
*	JetBlue Airways Corp.	15,750	80
*	Hertz Global Holdings Inc.	24,403	74
*,1	Luminar Technologies Inc. Class A	66,693	68
	News Corp. Class B	2,132	63
*	Chegg Inc.	24,612	53
*	iRobot Corp.	6,990	51
	Allegiant Travel Co.	883	37
[1]	Spirit Airlines Inc.	9,024	23
			1,389,267
Consumer Staples (4.4%)
	Procter & Gamble Co.	486,389	83,435
	Coca-Cola Co.	800,144	57,986
	PepsiCo Inc.	283,425	48,998
	Mondelez International Inc. Class A	276,165	19,831
	Colgate-Palmolive Co.	167,477	17,836
	McKesson Corp.	27,049	15,177
	CVS Health Corp.	260,040	14,885
	Kimberly-Clark Corp.	69,365	10,034
	General Mills Inc.	116,681	8,435
	Cencora Inc.	34,585	8,286
	Corteva Inc.	144,202	8,263
	Keurig Dr Pepper Inc.	218,614	8,003
	Sysco Corp.	102,582	7,998
*	Monster Beverage Corp.	156,186	7,361
	Kroger Co.	136,746	7,276
	Kraft Heinz Co.	183,311	6,495
	Archer-Daniels-Midland Co.	101,772	6,207
	Hershey Co.	30,499	5,888
	Church & Dwight Co. Inc.	50,433	5,138
	Kellanova	54,143	4,364
	McCormick & Co. Inc. (Non-Voting)	51,795	4,145
	Clorox Co.	25,441	4,028
	Tyson Foods Inc. Class A	58,087	3,736
	Coca-Cola Europacific Partners plc	42,350	3,409
	Conagra Brands Inc.	98,500	3,073
	Bunge Global SA	29,028	2,943
*	US Foods Holding Corp.	47,057	2,786
	J M Smucker Co.	21,308	2,444
*	Sprouts Farmers Market Inc.	20,625	2,146
	Campbell Soup Co.	39,249	1,951
	Hormel Foods Corp.	59,460	1,935
5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Ingredion Inc.	13,588	1,825
	Lamb Weston Holdings Inc.	29,455	1,824
	Albertsons Cos. Inc. Class A	86,030	1,688
	Coca-Cola Consolidated Inc.	1,193	1,601
*	BellRing Brands Inc.	26,740	1,496
*	Celsius Holdings Inc.	36,330	1,382
	Walgreens Boots Alliance Inc.	149,168	1,380
*	Darling Ingredients Inc.	32,937	1,374
*	Freshpet Inc.	9,642	1,311
*	Post Holdings Inc.	10,155	1,176
	Flowers Foods Inc.	37,874	880
	WD-40 Co.	2,828	743
	Lancaster Colony Corp.	4,015	686
*	Simply Good Foods Co.	18,460	583
	Cal-Maine Foods Inc.	7,935	572
	Spectrum Brands Holdings Inc.	6,023	568
	J & J Snack Foods Corp.	3,167	539
	Nomad Foods Ltd.	28,234	531
	Energizer Holdings Inc.	14,268	462
*	TreeHouse Foods Inc.	10,282	422
	Edgewell Personal Care Co.	9,463	381
	Reynolds Consumer Products Inc.	11,622	366
*	Grocery Outlet Holding Corp.	18,993	360
	WK Kellogg Co.	12,173	209
	Weis Markets Inc.	3,028	205
	National Beverage Corp.	4,386	198
*	Herbalife Ltd.	21,529	176
*	United Natural Foods Inc.	10,712	162
*	Hain Celestial Group Inc.	16,590	133
	Nu Skin Enterprises Inc. Class A	10,052	90
*	USANA Health Sciences Inc.	2,122	87
*	Olaplex Holdings Inc.	35,795	75
			407,977
Energy (0.1%)
*	First Solar Inc.	22,004	5,003
*	Enphase Energy Inc.	27,204	3,293
*	NEXTracker Inc. Class A	23,926	973
	Arcosa Inc.	9,842	900
*	SolarEdge Technologies Inc.	11,414	278
*,1	Plug Power Inc.	127,023	239
*	Fluence Energy Inc.	12,193	224
*	Array Technologies Inc.	30,788	206
*	Ameresco Inc. Class A	6,040	184
*	Shoals Technologies Group Inc. Class A	34,012	183
*,1	ChargePoint Holdings Inc.	75,364	142
			11,625
Financials (10.7%)
	JPMorgan Chase & Co.	590,770	132,805
	Bank of America Corp.	1,398,448	56,987
	Goldman Sachs Group Inc.	64,967	33,149
	S&P Global Inc.	64,485	33,096
	Progressive Corp.	120,456	30,379
	BlackRock Inc.	30,419	27,432
	Morgan Stanley	239,265	24,790
	Citigroup Inc.	394,825	24,732
	Chubb Ltd.	83,342	23,684
	Marsh & McLennan Cos. Inc.	101,605	23,116
	Blackstone Inc.	147,085	20,939
	Charles Schwab Corp.	307,346	20,008
	Intercontinental Exchange Inc.	116,987	18,899
	CME Group Inc.	74,077	15,981
	Moody's Corp.	32,589	15,895
	US Bancorp	321,239	15,172
	PNC Financial Services Group Inc.	81,803	15,141
	Aon plc Class A	40,475	13,912
	Arthur J Gallagher & Co.	44,498	13,019
	Aflac Inc.	117,746	12,994
	Apollo Global Management Inc.	107,568	12,449
	Truist Financial Corp.	275,036	12,228
6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Travelers Cos. Inc.	46,955	10,709
	American International Group Inc.	138,652	10,683
	Bank of New York Mellon Corp.	154,064	10,510
	Allstate Corp.	54,152	10,232
*	NU Holdings Ltd. Class A	655,706	9,816
	MetLife Inc.	122,832	9,517
	Ameriprise Financial Inc.	20,649	9,281
	MSCI Inc.	15,853	9,204
	Prudential Financial Inc.	74,067	8,974
*	Arch Capital Group Ltd.	74,316	8,404
*	Coinbase Global Inc. Class A	40,674	7,458
	Discover Financial Services	51,674	7,168
	Hartford Financial Services Group Inc.	61,169	7,102
	Willis Towers Watson plc	21,079	6,157
	Nasdaq Inc.	84,850	6,116
	Fifth Third Bancorp	140,388	5,993
	M&T Bank Corp.	34,316	5,906
	State Street Corp.	61,919	5,393
	Ares Management Corp. Class A	36,769	5,383
	Brown & Brown Inc.	49,192	5,172
	Broadridge Financial Solutions Inc.	24,213	5,154
	First Citizens BancShares Inc. Class A	2,490	5,056
	T. Rowe Price Group Inc.	45,272	4,801
	Raymond James Financial Inc.	38,990	4,662
	Cboe Global Markets Inc.	21,827	4,483
	Huntington Bancshares Inc.	296,879	4,444
	Regions Financial Corp.	188,568	4,416
	Cincinnati Financial Corp.	31,630	4,334
*	Markel Group Inc.	2,661	4,259
	Citizens Financial Group Inc.	93,713	4,034
	Principal Financial Group Inc.	48,252	3,929
	W R Berkley Corp.	63,967	3,819
	Northern Trust Corp.	41,819	3,814
	Everest Group Ltd.	8,885	3,485
	LPL Financial Holdings Inc.	15,326	3,438
	FactSet Research Systems Inc.	7,822	3,307
	KeyCorp	189,131	3,227
	Fidelity National Financial Inc.	53,352	3,146
	Loews Corp.	36,836	3,018
	Reinsurance Group of America Inc.	13,460	2,971
	Equitable Holdings Inc.	67,304	2,862
	Tradeweb Markets Inc. Class A	23,851	2,820
	Interactive Brokers Group Inc. Class A	21,488	2,770
*	Robinhood Markets Inc. Class A	136,928	2,755
	RenaissanceRe Holdings Ltd.	10,716	2,730
	Credicorp Ltd.	14,112	2,517
	Ally Financial Inc.	56,175	2,426
	East West Bancorp Inc.	28,108	2,363
	Kinsale Capital Group Inc.	4,506	2,213
	Unum Group	38,942	2,161
	Assurant Inc.	10,699	2,101
	Annaly Capital Management Inc.	103,553	2,088
	Globe Life Inc.	19,130	2,010
	American Financial Group Inc.	14,724	1,967
	First Horizon Corp.	113,602	1,885
	Old Republic International Corp.	52,217	1,873
	Primerica Inc.	7,104	1,870
	MarketAxess Holdings Inc.	7,654	1,855
	Western Alliance Bancorp	22,315	1,823
	Evercore Inc. Class A	7,332	1,802
	Stifel Financial Corp.	20,394	1,798
*	SoFi Technologies Inc.	213,366	1,705
	Webster Financial Corp.	35,652	1,691
	Houlihan Lokey Inc. Class A	10,513	1,647
	Commerce Bancshares Inc.	24,738	1,582
	Corebridge Financial Inc.	53,085	1,569
	Pinnacle Financial Partners Inc.	15,714	1,565
	XP Inc. Class A	84,156	1,549
	Comerica Inc.	27,048	1,545
	SouthState Corp.	15,466	1,502
7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Popular Inc.	14,478	1,484
	Voya Financial Inc.	20,953	1,484
	Zions Bancorp NA	29,893	1,482
	AGNC Investment Corp.	142,401	1,454
	SEI Investments Co.	20,988	1,419
	Essent Group Ltd.	21,764	1,399
	Synovus Financial Corp.	30,271	1,396
	Jackson Financial Inc. Class A	15,504	1,395
	MGIC Investment Corp.	54,573	1,388
	Prosperity Bancshares Inc.	18,695	1,376
	Cullen/Frost Bankers Inc.	12,214	1,371
	Ryan Specialty Holdings Inc. Class A	21,125	1,365
	Wintrust Financial Corp.	12,441	1,354
	First American Financial Corp.	20,900	1,333
	RLI Corp.	8,517	1,313
	Invesco Ltd.	75,997	1,299
	Axis Capital Holdings Ltd.	16,190	1,293
	Old National Bancorp	64,611	1,283
	Starwood Property Trust Inc.	60,562	1,262
	Cadence Bank	37,993	1,226
*	Mr Cooper Group Inc.	13,061	1,225
	Hamilton Lane Inc. Class A	7,934	1,213
	Franklin Resources Inc.	58,683	1,188
	Rithm Capital Corp.	97,859	1,168
	OneMain Holdings Inc.	23,335	1,153
	Selective Insurance Group Inc.	12,537	1,141
	Lazard Inc.	22,760	1,141
	Glacier Bancorp Inc.	24,058	1,138
	Radian Group Inc.	31,292	1,131
	Lincoln National Corp.	35,179	1,129
	Affiliated Managers Group Inc.	6,421	1,116
	FNB Corp.	73,187	1,096
	Columbia Banking System Inc.	43,201	1,088
	Home BancShares Inc.	39,036	1,087
	Hanover Insurance Group Inc.	7,299	1,073
	United Bankshares Inc.	27,510	1,069
	SLM Corp.	46,054	1,016
	Janus Henderson Group plc	26,573	999
	First Financial Bankshares Inc.	27,268	997
	Piper Sandler Cos.	3,635	991
	Moelis & Co. Class A	14,678	980
	Hancock Whitney Corp.	18,073	971
	Bank OZK	22,290	966
	White Mountains Insurance Group Ltd.	509	939
	UMB Financial Corp.	9,039	936
*	Marathon Digital Holdings Inc.	55,979	935
	Assured Guaranty Ltd.	11,182	895
	TPG Inc. Class A	17,335	875
	Ameris Bancorp	13,970	861
*	Enstar Group Ltd.	2,597	847
	ServisFirst Bancshares Inc.	10,332	838
	Valley National Bancorp	91,412	793
	CNO Financial Group Inc.	22,341	780
	Kemper Corp.	12,335	771
	BGC Group Inc. Class A	77,551	766
*	Axos Financial Inc.	10,884	756
	Atlantic Union Bankshares Corp.	19,009	754
	United Community Banks Inc.	24,420	744
	Fulton Financial Corp.	38,312	741
	First Bancorp	34,185	731
	Associated Banc-Corp	31,150	713
	WSFS Financial Corp.	12,929	708
	Walker & Dunlop Inc.	6,578	704
*	NMI Holdings Inc. Class A	17,101	702
	International Bancshares Corp.	11,002	695
	Blackstone Mortgage Trust Inc. Class A	36,473	673
	Community Financial System Inc.	10,896	666
	Eastern Bankshares Inc.	38,949	661
*	Texas Capital Bancshares Inc.	9,757	656
*	Genworth Financial Inc. Class A	94,043	656
8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*,1	Upstart Holdings Inc.	15,363	653
	First Hawaiian Inc.	26,404	642
	Cathay General Bancorp	14,567	641
*	Brighthouse Financial Inc.	13,420	616
*	Credit Acceptance Corp.	1,283	599
	BankUnited Inc.	15,268	587
	New York Community Bancorp Inc.	53,484	580
	PennyMac Financial Services Inc.	5,360	579
	Artisan Partners Asset Management Inc. Class A	13,536	563
	Independent Bank Corp.	8,801	557
	Simmons First National Corp. Class A	25,959	556
	Bank of Hawaii Corp.	7,910	525
[1]	Arbor Realty Trust Inc.	37,848	515
	Virtu Financial Inc. Class A	16,747	514
	Park National Corp.	2,900	510
	Towne Bank	14,611	506
	First Financial Bancorp	18,953	502
*	Palomar Holdings Inc.	5,046	501
	CVB Financial Corp.	26,885	495
	First Merchants Corp.	12,694	495
	Pacific Premier Bancorp Inc.	19,173	493
	WaFd Inc.	13,271	487
	Cohen & Steers Inc.	5,355	479
	BOK Financial Corp.	4,538	476
	Provident Financial Services Inc.	24,904	475
	NBT Bancorp Inc.	9,672	474
	Heartland Financial USA Inc.	8,490	473
	First Interstate BancSystem Inc. Class A	15,213	472
	Seacoast Banking Corp. of Florida	17,211	471
	Independent Bank Group Inc.	7,548	439
	BancFirst Corp.	4,021	428
*	Riot Platforms Inc.	55,560	418
	Banner Corp.	6,858	409
	WesBanco Inc.	12,642	407
	Renasant Corp.	11,590	406
*	Triumph Financial Inc.	4,636	389
	Trustmark Corp.	11,635	388
	Bank of NT Butterfield & Son Ltd.	9,305	356
	Northwest Bancshares Inc.	25,425	352
	City Holding Co.	2,826	336
	First Commonwealth Financial Corp.	19,455	335
*	Trupanion Inc.	7,276	333
	Hilltop Holdings Inc.	9,938	327
	Live Oak Bancshares Inc.	7,433	320
	Hope Bancorp Inc.	24,886	318
	Nelnet Inc. Class A	2,730	316
*,1	Freedom Holding Corp.	3,490	316
	Horace Mann Educators Corp.	8,790	313
	S&T Bancorp Inc.	7,235	311
*	SiriusPoint Ltd.	20,361	305
	Stock Yards Bancorp Inc.	5,022	304
	WisdomTree Inc.	29,965	304
	Ladder Capital Corp.	24,446	302
	Two Harbors Investment Corp.	20,978	297
	Virtus Investment Partners Inc.	1,324	280
	Navient Corp.	16,472	279
	Sandy Spring Bancorp Inc.	8,088	253
	Westamerica Bancorp	4,858	252
	CNA Financial Corp.	4,834	251
	1st Source Corp.	3,936	242
	Safety Insurance Group Inc.	2,708	240
	Employers Holdings Inc.	4,984	239
	MFA Financial Inc.	19,023	238
	PennyMac Mortgage Investment Trust	16,425	233
	Chimera Investment Corp.	15,023	233
	Berkshire Hills Bancorp Inc.	8,085	223
*	Encore Capital Group Inc.	4,275	214
	Redwood Trust Inc.	27,388	207
*	PRA Group Inc.	8,306	194
	ARMOUR Residential REIT Inc.	9,058	185
9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Lemonade Inc.	9,196	170
	Brookline Bancorp Inc.	16,253	166
	F&G Annuities & Life Inc.	3,529	161
	Brightsphere Investment Group Inc.	6,093	149
	Capitol Federal Financial Inc.	24,023	144
	BrightSpire Capital Inc. Class A	23,942	142
	TFS Financial Corp.	9,336	127
*	Open Lending Corp.	18,412	106
	Republic Bancorp Inc. Class A	1,648	105
*	Columbia Financial Inc.	5,504	98
			999,370
Health Care (13.0%)
	Eli Lilly & Co.	175,358	168,347
	UnitedHealth Group Inc.	189,595	111,899
	AbbVie Inc.	365,239	71,700
	Merck & Co. Inc.	522,712	61,915
	Thermo Fisher Scientific Inc.	78,721	48,419
	Abbott Laboratories	356,588	40,391
	Amgen Inc.	110,598	36,921
	Danaher Corp.	136,435	36,743
*	Intuitive Surgical Inc.	72,808	35,867
	Pfizer Inc.	1,168,448	33,897
	Stryker Corp.	74,610	26,891
	Elevance Health Inc.	47,932	26,693
*	Vertex Pharmaceuticals Inc.	53,295	26,428
*	Regeneron Pharmaceuticals Inc.	21,557	25,538
*	Boston Scientific Corp.	302,666	24,755
	Medtronic plc	274,051	24,275
	Bristol-Myers Squibb Co.	418,391	20,899
	Cigna Group	57,420	20,775
	Gilead Sciences Inc.	257,368	20,332
	Zoetis Inc.	94,331	17,309
	HCA Healthcare Inc.	39,858	15,767
	Becton Dickinson & Co.	59,604	14,449
*	IQVIA Holdings Inc.	37,170	9,350
	Humana Inc.	24,859	8,812
*	Centene Corp.	109,969	8,669
	Agilent Technologies Inc.	60,410	8,634
*	Edwards Lifesciences Corp.	123,317	8,627
*	IDEXX Laboratories Inc.	17,018	8,191
	GE HealthCare Technologies Inc.	87,926	7,458
	ResMed Inc.	29,924	7,332
*	Alnylam Pharmaceuticals Inc.	25,985	6,826
*	Veeva Systems Inc. Class A	30,516	6,605
*	Biogen Inc.	30,015	6,146
	Cardinal Health Inc.	50,228	5,662
*	Dexcom Inc.	81,547	5,654
*	ICON plc	16,959	5,462
*	Moderna Inc.	66,615	5,156
	STERIS plc	20,369	4,911
	Zimmer Biomet Holdings Inc.	42,215	4,874
	West Pharmaceutical Services Inc.	14,964	4,693
*	Illumina Inc.	32,872	4,319
*	Cooper Cos. Inc.	40,297	4,261
*	Molina Healthcare Inc.	11,943	4,178
	Labcorp Holdings Inc.	17,323	3,982
	Baxter International Inc.	104,625	3,970
*	Hologic Inc.	47,652	3,871
*	Align Technology Inc.	15,446	3,664
	Quest Diagnostics Inc.	23,069	3,621
*	Avantor Inc.	139,379	3,602
*	BioMarin Pharmaceutical Inc.	38,771	3,536
*	Tenet Healthcare Corp.	19,989	3,315
*	United Therapeutics Corp.	8,990	3,268
	Revvity Inc.	25,322	3,103
	Viatris Inc.	243,331	2,939
*	Insulet Corp.	14,345	2,909
	Universal Health Services Inc. Class B	11,916	2,836
*	Natera Inc.	23,312	2,757
10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	20,585	2,616
*	Sarepta Therapeutics Inc.	18,503	2,512
*	Incyte Corp.	38,229	2,510
*	Insmed Inc.	31,812	2,433
	Bio-Techne Corp.	32,257	2,387
	Teleflex Inc.	9,660	2,368
*	Exact Sciences Corp.	37,978	2,343
	Royalty Pharma plc Class A	80,647	2,341
*	Catalent Inc.	37,118	2,263
*	Charles River Laboratories International Inc.	10,523	2,081
	Encompass Health Corp.	20,524	1,910
*	Henry Schein Inc.	26,322	1,857
*	Medpace Holdings Inc.	5,213	1,852
*	Solventum Corp.	28,544	1,830
*	Vaxcyte Inc.	22,415	1,810
	Chemed Corp.	3,065	1,797
	Ensign Group Inc.	11,516	1,743
*	Repligen Corp.	11,454	1,729
*	Globus Medical Inc. Class A	23,093	1,679
*	Halozyme Therapeutics Inc.	25,659	1,638
*	Elanco Animal Health Inc.	101,752	1,574
*	DaVita Inc.	10,419	1,572
*	Intra-Cellular Therapies Inc.	21,266	1,558
*	Acadia Healthcare Co. Inc.	18,846	1,544
*	Exelixis Inc.	59,133	1,539
*	Penumbra Inc.	7,492	1,516
*	Lantheus Holdings Inc.	13,833	1,473
*	Jazz Pharmaceuticals plc	12,477	1,447
	Bruker Corp.	21,464	1,442
*	Ionis Pharmaceuticals Inc.	29,944	1,428
*	HealthEquity Inc.	17,309	1,377
*	Glaukos Corp.	10,185	1,364
*	Bio-Rad Laboratories Inc. Class A	3,974	1,341
*	REVOLUTION Medicines Inc.	31,243	1,332
*	Cytokinetics Inc.	22,916	1,308
*	Blueprint Medicines Corp.	12,766	1,220
	Organon & Co.	53,233	1,190
*	Merit Medical Systems Inc.	11,899	1,150
*	Option Care Health Inc.	35,287	1,130
*	Inspire Medical Systems Inc.	6,275	1,128
*	TransMedics Group Inc.	6,577	1,105
	DENTSPLY SIRONA Inc.	42,346	1,071
*	Ultragenyx Pharmaceutical Inc.	18,624	1,057
*	Masimo Corp.	8,833	1,038
*	Krystal Biotech Inc.	5,122	999
*	Alkermes plc	34,722	988
*	Doximity Inc. Class A	25,066	922
*	Madrigal Pharmaceuticals Inc.	3,593	888
*	Roivant Sciences Ltd.	72,054	881
*	Integer Holdings Corp.	6,668	867
	Perrigo Co. plc	28,959	843
*	Apellis Pharmaceuticals Inc.	21,134	822
	Select Medical Holdings Corp.	22,586	815
*	Bridgebio Pharma Inc.	28,996	808
*	CRISPR Therapeutics AG	16,871	805
*	Neogen Corp.	45,761	789
*	Haemonetics Corp.	10,267	776
*	Prestige Consumer Healthcare Inc.	10,286	768
*	ICU Medical Inc.	4,525	748
*	Evolent Health Inc. Class A	23,116	739
*	Amicus Therapeutics Inc.	61,067	709
*	Axonics Inc.	10,058	696
*	Axsome Therapeutics Inc.	7,654	680
*	TG Therapeutics Inc.	28,747	675
*	Amedisys Inc.	6,793	666
*	Envista Holdings Corp.	35,097	641
*	Denali Therapeutics Inc.	25,965	635
*	Guardant Health Inc.	24,835	635
*	Xenon Pharmaceuticals Inc.	15,521	626
*	Biohaven Ltd.	15,727	620
11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	SpringWorks Therapeutics Inc.	14,630	610
*	Corcept Therapeutics Inc.	17,069	603
*	Arrowhead Pharmaceuticals Inc.	24,406	582
*	Tandem Diabetes Care Inc.	13,352	581
*	Azenta Inc.	11,691	579
*	CorVel Corp.	1,806	579
*	Iovance Biotherapeutics Inc.	49,025	572
*	Nuvalent Inc. Class A	6,628	564
*	LivaNova plc	10,954	552
*	PTC Therapeutics Inc.	15,231	538
*	Agios Pharmaceuticals Inc.	11,587	532
*	Surgery Partners Inc.	16,026	512
*	Twist Bioscience Corp.	11,674	505
*	10X Genomics Inc. Class A	21,265	497
*	Veracyte Inc.	15,574	491
*	Myriad Genetics Inc.	17,286	490
*	Inari Medical Inc.	11,213	485
	Premier Inc. Class A	23,151	472
*	QuidelOrtho Corp.	10,999	465
*	Intellia Therapeutics Inc.	20,605	462
*	iRhythm Technologies Inc.	6,476	459
	CONMED Corp.	6,253	458
*	R1 RCM Inc.	31,723	448
*	Kymera Therapeutics Inc.	9,066	438
*	NeoGenomics Inc.	26,080	431
*	Omnicell Inc.	9,542	424
*	Fortrea Holdings Inc.	18,334	423
*	ACADIA Pharmaceuticals Inc.	25,152	417
*	Privia Health Group Inc.	20,290	409
*	Novocure Ltd.	20,904	406
*	Beam Therapeutics Inc.	14,708	392
*	Amphastar Pharmaceuticals Inc.	7,988	389
*	Progyny Inc.	16,452	386
*	Ligand Pharmaceuticals Inc.	3,574	378
*	Sotera Health Co.	24,478	378
	Patterson Cos. Inc.	16,705	376
*	Immunovant Inc.	12,183	376
*	Akero Therapeutics Inc.	13,775	375
*	BioCryst Pharmaceuticals Inc.	41,719	363
*	Supernus Pharmaceuticals Inc.	10,232	360
*	Arvinas Inc.	12,950	339
*	STAAR Surgical Co.	9,704	321
*	Recursion Pharmaceuticals Inc. Class A	41,662	303
*	Certara Inc.	24,142	296
*	Integra LifeSciences Holdings Corp.	14,061	286
*	Inmode Ltd.	16,794	281
*	MoonLake Immunotherapeutics Class A	5,394	252
*	agilon health Inc.	61,077	249
*	Teladoc Health Inc.	34,344	246
*	Rocket Pharmaceuticals Inc.	12,813	242
*	AtriCure Inc.	9,200	241
*	Owens & Minor Inc.	15,234	237
*	Phreesia Inc.	9,224	237
*	AdaptHealth Corp. Class A	21,486	236
*	Xencor Inc.	12,733	223
*	Harmony Biosciences Holdings Inc.	6,100	220
*	Innoviva Inc.	11,012	213
*,1	Cassava Sciences Inc.	7,326	210
*	Avanos Medical Inc.	8,522	206
*	Arcus Biosciences Inc.	11,531	197
*	Aurinia Pharmaceuticals Inc.	28,374	193
*	Alignment Healthcare Inc.	20,614	186
*	Maravai LifeSciences Holdings Inc. Class A	20,160	182
*	Prothena Corp. plc	7,941	177
	Embecta Corp.	10,652	174
*	LifeStance Health Group Inc.	27,276	172
*	Pediatrix Medical Group Inc.	15,418	167
*	Sana Biotechnology Inc.	26,694	162
*	Relay Therapeutics Inc.	22,257	151
*	Vir Biotechnology Inc.	16,453	136
12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Pacira BioSciences Inc.	8,485	132
*	Ironwood Pharmaceuticals Inc. Class A	25,628	130
*,1	OPKO Health Inc.	76,136	128
*	REGENXBIO Inc.	7,949	97
*	Sage Therapeutics Inc.	11,109	94
*	Varex Imaging Corp.	7,088	88
*	Fulgent Genetics Inc.	3,800	86
*	GRAIL Inc.	5,369	76
*,1	CureVac NV	22,811	72
*	Pacific Biosciences of California Inc.	47,184	65
*	Ginkgo Bioworks Holdings Inc. Class A	7,689	51
*	Zentalis Pharmaceuticals Inc.	10,100	35
*	Amylyx Pharmaceuticals Inc.	11,014	24
*	Multiplan Corp.	73,550	17
*,2	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	12
*,3	OmniAb Inc. 12.5 Earnout	1,051	—
*,3	OmniAb Inc. 15 Earnout	1,051	—
			1,213,646
Industrials (10.1%)
	Visa Inc. Class A	324,733	89,746
	Mastercard Inc. Class A	170,316	82,321
	Accenture plc Class A	129,392	44,246
	Caterpillar Inc.	100,795	35,893
	Union Pacific Corp.	125,640	32,175
	American Express Co.	117,028	30,269
	Automatic Data Processing Inc.	84,701	23,370
*	Fiserv Inc.	120,063	20,963
	Deere & Co.	52,497	20,250
	United Parcel Service Inc. Class B	150,255	19,315
	Sherwin-Williams Co.	48,333	17,853
	Trane Technologies plc	46,637	16,867
*	PayPal Holdings Inc.	215,768	15,628
	Illinois Tool Works Inc.	61,006	15,446
	Cintas Corp.	17,829	14,355
	FedEx Corp.	46,601	13,923
	CSX Corp.	401,937	13,774
	Carrier Global Corp.	172,986	12,590
	Capital One Financial Corp.	78,081	11,472
	Johnson Controls International plc	140,366	10,226
	PACCAR Inc.	105,796	10,175
	Fidelity National Information Services Inc.	115,960	9,561
	Paychex Inc.	66,345	8,704
*	Fair Isaac Corp.	4,929	8,529
	Verisk Analytics Inc.	29,357	8,009
	Otis Worldwide Corp.	83,322	7,890
	Old Dominion Freight Line Inc.	40,471	7,803
	Equifax Inc.	25,263	7,759
	Ingersoll Rand Inc.	83,231	7,611
*	Block Inc. Class A	114,304	7,553
	DuPont de Nemours Inc.	86,194	7,262
	Martin Marietta Materials Inc.	12,592	6,726
	Vulcan Materials Co.	27,230	6,677
	Rockwell Automation Inc.	23,678	6,441
*	Mettler-Toledo International Inc.	4,340	6,246
	Westinghouse Air Brake Technologies Corp.	36,000	6,105
	Global Payments Inc.	52,512	5,829
	Veralto Corp.	50,909	5,724
*	Keysight Technologies Inc.	35,933	5,538
*	Axon Enterprise Inc.	14,808	5,404
	Dover Corp.	28,220	5,250
*	Corpay Inc.	14,276	4,505
*	Builders FirstSource Inc.	24,762	4,309
*	Waters Corp.	12,141	4,205
	Carlisle Cos. Inc.	9,834	4,168
	Synchrony Financial	82,545	4,149
	Ball Corp.	64,264	4,101
	AerCap Holdings NV	41,279	4,021
	Lennox International Inc.	6,621	3,908
	TransUnion	39,873	3,860
13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Packaging Corp. of America	18,193	3,812
*	Zebra Technologies Corp. Class A	10,497	3,625
	Masco Corp.	45,247	3,600
	Expeditors International of Washington Inc.	28,999	3,579
	Watsco Inc.	7,135	3,392
	Stanley Black & Decker Inc.	31,816	3,257
	IDEX Corp.	15,528	3,206
	RPM International Inc.	26,183	3,044
	Snap-on Inc.	10,657	3,024
	Pentair plc	34,009	3,016
	Owens Corning	17,834	3,009
	Nordson Corp.	11,600	2,976
	JB Hunt Transport Services Inc.	17,163	2,973
	Graco Inc.	34,336	2,862
*	Trimble Inc.	50,208	2,846
*	XPO Inc.	23,513	2,695
	Comfort Systems USA Inc.	7,300	2,581
	FTAI Aviation Ltd.	20,187	2,580
	Jack Henry & Associates Inc.	14,902	2,579
*	TopBuild Corp.	6,537	2,569
	Allegion plc	18,077	2,510
	CH Robinson Worldwide Inc.	23,623	2,445
	nVent Electric plc	34,081	2,316
	Crown Holdings Inc.	24,107	2,180
	Advanced Drainage Systems Inc.	13,807	2,164
	AptarGroup Inc.	13,568	2,078
	A O Smith Corp.	24,661	2,065
*	Saia Inc.	5,488	2,063
*	Affirm Holdings Inc. Class A	46,586	2,050
	Fortune Brands Innovations Inc.	25,785	2,048
	Toro Co.	21,505	1,991
*	Generac Holdings Inc.	12,119	1,897
	Graphic Packaging Holding Co.	62,872	1,882
	CNH Industrial NV	179,765	1,859
	Eagle Materials Inc.	7,086	1,826
	Donaldson Co. Inc.	24,789	1,803
*	Mohawk Industries Inc.	10,935	1,696
	Knight-Swift Transportation Holdings Inc. Class A	32,338	1,694
*	Axalta Coating Systems Ltd.	45,667	1,667
*	API Group Corp.	46,736	1,661
	Berry Global Group Inc.	24,050	1,656
*	FTI Consulting Inc.	7,247	1,655
*	WEX Inc.	8,660	1,654
	MKS Instruments Inc.	13,768	1,642
*	Core & Main Inc. Class A	34,178	1,642
	Acuity Brands Inc.	6,385	1,626
	Simpson Manufacturing Co. Inc.	8,807	1,612
	Applied Industrial Technologies Inc.	7,820	1,604
*	Middleby Corp.	11,006	1,548
*	SPX Technologies Inc.	9,333	1,523
	WESCO International Inc.	9,032	1,494
*	WillScot Holdings Corp.	38,530	1,485
*	Paylocity Holding Corp.	9,148	1,477
*	MasTec Inc.	12,979	1,468
*	Kirby Corp.	11,995	1,438
	Cognex Corp.	35,249	1,423
*	Trex Co. Inc.	22,211	1,416
	Genpact Ltd.	35,730	1,402
	MSA Safety Inc.	7,612	1,390
	Littelfuse Inc.	5,044	1,373
	AAON Inc.	14,207	1,357
	Landstar System Inc.	7,347	1,341
	Robert Half Inc.	21,179	1,327
	Ryder System Inc.	9,002	1,307
	Louisiana-Pacific Corp.	13,211	1,282
*	Modine Manufacturing Co.	10,546	1,282
*	AZEK Co. Inc. Class A	29,828	1,272
	Badger Meter Inc.	6,127	1,268
*	GXO Logistics Inc.	24,600	1,231
*	Beacon Roofing Supply Inc.	12,985	1,176
14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	32,096	1,173
	Maximus Inc.	12,675	1,169
	Sensata Technologies Holding plc	30,332	1,169
	Valmont Industries Inc.	4,086	1,168
	Federal Signal Corp.	12,320	1,164
*	BILL Holdings Inc.	21,319	1,163
	AGCO Corp.	12,687	1,155
	Armstrong World Industries Inc.	9,085	1,152
	Sonoco Products Co.	20,119	1,138
	Vontier Corp.	32,236	1,129
	Watts Water Technologies Inc. Class A	5,736	1,128
*	ACI Worldwide Inc.	21,728	1,094
	Brunswick Corp.	13,830	1,093
	Installed Building Products Inc.	4,887	1,086
*	Chart Industries Inc.	8,779	1,075
	CSW Industrials Inc.	3,150	1,064
	Sealed Air Corp.	30,337	1,060
*	Shift4 Payments Inc. Class A	12,453	1,035
	Brink's Co.	9,255	1,027
	GATX Corp.	7,265	1,025
*	Dycom Industries Inc.	5,803	1,021
*	Summit Materials Inc. Class A	24,972	1,011
	Air Lease Corp. Class A	21,463	993
	Zurn Elkay Water Solutions Corp.	30,387	985
	Franklin Electric Co. Inc.	9,331	969
	HB Fuller Co.	11,257	964
*	Euronet Worldwide Inc.	8,816	951
*	Itron Inc.	9,297	950
*	Verra Mobility Corp. Class A	34,403	950
*	Knife River Corp.	11,811	932
	Silgan Holdings Inc.	17,074	892
*	ASGN Inc.	9,180	883
*	Aurora Innovation Inc. Class A	189,096	883
	Belden Inc.	8,180	878
	Herc Holdings Inc.	5,880	861
	Western Union Co.	70,037	854
	Korn Ferry	10,878	795
	MSC Industrial Direct Co. Inc. Class A	9,425	775
	Kadant Inc.	2,407	773
	Terex Corp.	13,538	769
*	Gates Industrial Corp. plc	42,264	768
*	StoneCo Ltd. Class A	57,359	761
	ManpowerGroup Inc.	10,267	759
*	Alight Inc. Class A	97,886	730
*	CBIZ Inc.	9,765	719
	Atkore Inc.	7,649	714
*	GMS Inc.	8,129	706
	Scorpio Tankers Inc.	9,665	691
	Insperity Inc.	7,329	689
	Granite Construction Inc.	9,131	686
*	RXO Inc.	24,051	685
	TriNet Group Inc.	6,649	684
	Primoris Services Corp.	11,057	624
	UniFirst Corp.	3,267	620
*	Resideo Technologies Inc.	30,373	612
	Bread Financial Holdings Inc.	10,330	601
	Hub Group Inc. Class A	12,661	597
	John Bean Technologies Corp.	6,566	590
	Trinity Industries Inc.	17,045	563
	McGrath RentCorp	4,919	532
	ArcBest Corp.	4,954	527
*	Marqeta Inc. Class A	98,337	524
*,1	Bloom Energy Corp. Class A	42,186	502
	Griffon Corp.	7,507	497
	Werner Enterprises Inc.	13,340	493
*	OSI Systems Inc.	3,277	491
	Hillenbrand Inc.	14,639	483
	AZZ Inc.	5,729	476
	EVERTEC Inc.	13,237	453
*	Flywire Corp.	24,356	441
15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Rocket Lab USA Inc.	70,327	441
*	Gibraltar Industries Inc.	6,236	434
*	Pagseguro Digital Ltd. Class A	38,953	431
	Star Bulk Carriers Corp.	20,082	429
	ADT Inc.	58,608	427
*	NCR Atleos Corp.	14,540	416
*	Hayward Holdings Inc.	27,695	411
*	AMN Healthcare Services Inc.	7,475	396
*	Huron Consulting Group Inc.	3,576	395
*	Masterbrand Inc.	24,207	388
	Vestis Corp.	27,472	387
*	Remitly Global Inc.	28,214	385
*	Cimpress plc	3,811	377
*	O-I Glass Inc.	29,557	375
	Tennant Co.	3,807	372
[1]	ZIM Integrated Shipping Services Ltd.	19,948	364
	H&E Equipment Services Inc.	6,664	321
	Greenbrier Cos. Inc.	6,484	314
	Helios Technologies Inc.	6,911	305
	Lindsay Corp.	2,367	294
*,1	Enovix Corp.	30,071	286
	Schneider National Inc. Class B	10,254	278
	Apogee Enterprises Inc.	4,145	277
*	American Woodmark Corp.	3,062	274
*	JELD-WEN Holding Inc.	18,630	265
	SFL Corp. Ltd. Class B	21,238	252
	TriMas Corp.	7,762	198
	Matson Inc.	1,419	196
*	Legalzoom.com Inc.	26,506	179
*	Joby Aviation Inc.	35,406	177
	Forward Air Corp.	5,442	173
*	Kornit Digital Ltd.	9,294	173
	Deluxe Corp.	8,064	166
*,1	Dlocal Ltd. Class A	17,167	153
*	Proto Labs Inc.	4,900	150
	Astec Industries Inc.	4,260	144
	Heartland Express Inc.	8,811	109
	Ardagh Metal Packaging SA	26,300	94
	TTEC Holdings Inc.	5,235	27
*	Virgin Galactic Holdings Inc.	4,091	27
			943,029
Real Estate (3.2%)
	Prologis Inc.	190,526	24,353
	American Tower Corp.	96,228	21,561
	Equinix Inc.	19,538	16,302
	Welltower Inc.	121,959	14,718
	Public Storage	32,647	11,221
	Simon Property Group Inc.	66,729	11,167
	Realty Income Corp.	177,663	11,035
	Digital Realty Trust Inc.	66,584	10,095
	Crown Castle Inc.	89,636	10,041
	Extra Space Storage Inc.	43,160	7,639
*	CBRE Group Inc. Class A	62,930	7,246
	Iron Mountain Inc.	60,001	6,796
	AvalonBay Communities Inc.	29,149	6,580
*	CoStar Group Inc.	83,572	6,460
	Equity Residential	78,054	5,845
	Ventas Inc.	82,947	5,152
	SBA Communications Corp.	22,171	5,025
	Invitation Homes Inc.	125,994	4,642
	Alexandria Real Estate Equities Inc.	35,663	4,264
	Essex Property Trust Inc.	13,076	3,946
	Mid-America Apartment Communities Inc.	23,895	3,880
	Sun Communities Inc.	25,423	3,438
	Healthpeak Properties Inc.	146,242	3,258
	Kimco Realty Corp.	134,830	3,136
	UDR Inc.	67,625	3,010
	American Homes 4 Rent Class A	69,914	2,780
	Regency Centers Corp.	37,983	2,761
16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Equity LifeStyle Properties Inc.	37,938	2,758
	WP Carey Inc.	44,761	2,687
	Camden Property Trust	21,241	2,659
	Host Hotels & Resorts Inc.	142,804	2,528
*	Jones Lang LaSalle Inc.	9,706	2,477
	BXP Inc.	32,616	2,453
	CubeSmart	46,051	2,387
	Rexford Industrial Realty Inc.	44,552	2,269
	Lamar Advertising Co. Class A	17,959	2,259
	Omega Healthcare Investors Inc.	50,183	1,984
	Federal Realty Investment Trust	17,012	1,956
	EastGroup Properties Inc.	9,906	1,846
	NNN REIT Inc.	37,551	1,765
	Americold Realty Trust Inc.	58,889	1,708
	Brixmor Property Group Inc.	60,955	1,670
*	Zillow Group Inc. Class C	28,709	1,588
	First Industrial Realty Trust Inc.	27,064	1,535
	STAG Industrial Inc.	37,077	1,505
	Agree Realty Corp.	20,182	1,473
	Healthcare Realty Trust Inc. Class A	78,739	1,402
	Terreno Realty Corp.	19,599	1,353
	Ryman Hospitality Properties Inc.	12,099	1,258
	Vornado Realty Trust	36,616	1,258
	Kite Realty Group Trust	45,039	1,175
	Essential Properties Realty Trust Inc.	36,130	1,153
	Independence Realty Trust Inc.	47,109	979
	Rayonier Inc.	30,623	943
	Phillips Edison & Co. Inc.	24,928	921
	Cousins Properties Inc.	32,055	914
	SL Green Realty Corp.	13,518	901
	Kilroy Realty Corp.	24,762	898
	CareTrust REIT Inc.	27,945	835
	Sabra Health Care REIT Inc.	46,575	794
	EPR Properties	16,040	761
	HA Sustainable Infrastructure Capital Inc.	23,121	749
*	Zillow Group Inc. Class A	13,760	735
	Highwoods Properties Inc.	22,518	726
	Innovative Industrial Properties Inc.	5,726	712
	Broadstone Net Lease Inc.	38,806	710
	COPT Defense Properties	23,786	709
	National Storage Affiliates Trust	15,054	704
	Macerich Co.	43,663	697
	PotlatchDeltic Corp.	16,006	696
	National Health Investors Inc.	8,513	693
	Park Hotels & Resorts Inc.	43,582	666
	Apple Hospitality REIT Inc.	45,808	661
	Tanger Inc.	21,401	651
	LXP Industrial Trust	61,947	642
*	Cushman & Wakefield plc	46,567	605
	SITE Centers Corp.	9,883	596
[1]	Medical Properties Trust Inc.	123,622	556
	Douglas Emmett Inc.	32,996	528
	Four Corners Property Trust Inc.	18,222	517
*	Howard Hughes Holdings Inc.	6,878	517
	Outfront Media Inc.	29,168	497
	Urban Edge Properties	23,446	496
	Acadia Realty Trust	20,387	459
	Sunstone Hotel Investors Inc.	42,245	441
*	Equity Commonwealth	21,591	438
	St. Joe Co.	7,155	425
	Retail Opportunity Investments Corp.	25,441	389
	DigitalBridge Group Inc.	30,603	382
	DiamondRock Hospitality Co.	43,089	379
	Newmark Group Inc. Class A	25,636	355
	Pebblebrook Hotel Trust	25,390	338
	Global Net Lease Inc.	39,174	338
	Elme Communities	18,455	326
	LTC Properties Inc.	8,866	326
	Getty Realty Corp.	9,772	311
	JBG SMITH Properties	17,843	310
17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Empire State Realty Trust Inc. Class A	28,592	308
	RLJ Lodging Trust	32,338	307
	Xenia Hotels & Resorts Inc.	20,338	290
*	Opendoor Technologies Inc.	133,169	286
	Alexander & Baldwin Inc.	13,599	269
	Veris Residential Inc.	14,614	256
*	Apartment Investment & Management Co. Class A	27,200	253
	Kennedy-Wilson Holdings Inc.	22,518	250
	American Assets Trust Inc.	9,028	246
	Piedmont Office Realty Trust Inc. Class A	24,634	240
	Centerspace	2,789	209
	eXp World Holdings Inc.	16,956	199
	Uniti Group Inc.	44,198	193
	Brandywine Realty Trust	34,397	180
	Paramount Group Inc.	34,304	173
	Marcus & Millichap Inc.	4,357	173
*	Anywhere Real Estate Inc.	24,578	120
	Saul Centers Inc.	2,184	89
*	Seaport Entertainment Group Inc.	745	23
			294,747
Technology (38.6%)
	Apple Inc.	2,996,934	686,298
	Microsoft Corp.	1,533,173	639,548
	NVIDIA Corp.	4,902,965	585,267
	Meta Platforms Inc. Class A	451,697	235,474
	Alphabet Inc. Class A	1,166,145	190,525
	Alphabet Inc. Class C	1,060,854	175,158
	Broadcom Inc.	937,313	152,613
*	Adobe Inc.	92,364	53,055
*	Advanced Micro Devices Inc.	331,855	49,300
	Salesforce Inc.	193,309	48,888
	Oracle Corp.	323,801	45,750
	QUALCOMM Inc.	230,162	40,347
	Texas Instruments Inc.	187,617	40,214
*	ServiceNow Inc.	42,276	36,146
	Intuit Inc.	56,286	35,475
	Applied Materials Inc.	171,512	33,832
*	Palo Alto Networks Inc.	63,475	23,024
	KLA Corp.	27,737	22,728
	Lam Research Corp.	26,912	22,095
	Micron Technology Inc.	227,241	21,870
	Intel Corp.	878,431	19,361
*	Synopsys Inc.	31,345	16,286
*	Cadence Design Systems Inc.	56,183	15,109
	NXP Semiconductors NV	52,725	13,517
	Marvell Technology Inc.	176,585	13,463
*	Palantir Technologies Inc. Class A	414,712	13,055
*	Crowdstrike Holdings Inc. Class A	44,963	12,467
*	Autodesk Inc.	44,493	11,497
*	Workday Inc. Class A	43,639	11,485
*	Fortinet Inc.	130,160	9,985
*	DoorDash Inc. Class A	71,555	9,210
	Monolithic Power Systems Inc.	9,712	9,078
	Microchip Technology Inc.	109,286	8,979
	Cognizant Technology Solutions Corp. Class A	102,671	7,985
*	Gartner Inc.	15,505	7,628
*	Snowflake Inc. Class A	65,128	7,440
	HP Inc.	201,600	7,294
*	Datadog Inc. Class A	61,643	7,167
*	ON Semiconductor Corp.	88,496	6,891
	Corning Inc.	158,245	6,622
	CDW Corp.	27,666	6,242
	Vertiv Holdings Co. Class A	73,796	6,127
*	Atlassian Corp. Class A	32,379	5,362
	Hewlett Packard Enterprise Co.	268,199	5,195
	NetApp Inc.	42,457	5,125
*	Tyler Technologies Inc.	8,716	5,124
*	Cloudflare Inc. Class A	61,877	5,083
*	HubSpot Inc.	10,094	5,038
18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	AppLovin Corp. Class A	54,065	5,021
*	GoDaddy Inc. Class A	28,943	4,845
*	Super Micro Computer Inc.	10,228	4,477
*	Western Digital Corp.	67,124	4,403
*	PTC Inc.	24,448	4,378
	Teradyne Inc.	31,580	4,318
*	MicroStrategy Inc. Class A	32,345	4,283
*	MongoDB Inc.	14,049	4,085
	Seagate Technology Holdings plc	40,011	3,983
*	Pinterest Inc. Class A	121,696	3,899
*	Zscaler Inc.	18,872	3,774
	Skyworks Solutions Inc.	33,253	3,644
	Entegris Inc.	31,017	3,594
*	Zoom Video Communications Inc. Class A	51,355	3,548
*	Manhattan Associates Inc.	12,634	3,341
	SS&C Technologies Holdings Inc.	44,191	3,318
*	VeriSign Inc.	17,907	3,293
*	Check Point Software Technologies Ltd.	16,915	3,256
*	Akamai Technologies Inc.	31,170	3,174
*	Nutanix Inc. Class A	49,748	3,144
	Gen Digital Inc.	116,055	3,071
*	Pure Storage Inc. Class A	59,695	3,062
*	Flex Ltd.	86,554	2,812
*	Dynatrace Inc.	53,383	2,702
	Jabil Inc.	24,232	2,648
*	Guidewire Software Inc.	17,013	2,531
*	Okta Inc.	31,686	2,495
*	DocuSign Inc.	41,933	2,483
*	CyberArk Software Ltd.	8,578	2,460
*	F5 Inc.	12,098	2,458
*	EPAM Systems Inc.	11,491	2,307
*	Qorvo Inc.	19,744	2,288
*	Toast Inc. Class A	91,539	2,276
*	Twilio Inc. Class A	36,035	2,262
*	Monday.com Ltd.	8,306	2,208
*	Onto Innovation Inc.	10,153	2,165
	Amdocs Ltd.	23,820	2,072
*	Match Group Inc.	54,667	2,034
	TD SYNNEX Corp.	15,478	1,879
	Universal Display Corp.	9,589	1,858
*	Fabrinet	7,409	1,805
*	Wix.com Ltd.	10,602	1,766
*	Dayforce Inc.	30,715	1,756
*	Globant SA	8,624	1,744
	Paycom Software Inc.	10,398	1,693
*	Cirrus Logic Inc.	10,958	1,596
*	SPS Commerce Inc.	7,680	1,534
*	Arrow Electronics Inc.	11,014	1,488
*	CommVault Systems Inc.	8,994	1,398
*	Novanta Inc.	7,311	1,340
*	Lattice Semiconductor Corp.	28,231	1,337
*	Aspen Technology Inc.	5,559	1,302
*	Varonis Systems Inc.	22,810	1,291
*	Procore Technologies Inc.	21,726	1,288
*	Dropbox Inc. Class A	51,068	1,284
*	Elastic NV	16,654	1,269
*	Smartsheet Inc. Class A	25,717	1,255
*	Insight Enterprises Inc.	5,772	1,253
*	Gitlab Inc. Class A	24,507	1,162
*	SentinelOne Inc. Class A	47,316	1,115
*	Kyndryl Holdings Inc.	46,379	1,099
*	Confluent Inc. Class A	49,951	1,060
*	Altair Engineering Inc. Class A	11,708	1,058
*	Appfolio Inc. Class A	4,519	1,048
	Avnet Inc.	18,820	1,038
*	UiPath Inc. Class A	79,044	1,018
*	Rambus Inc.	22,308	998
*	Unity Software Inc.	60,763	995
*	CCC Intelligent Solutions Holdings Inc.	91,822	990
*	Tenable Holdings Inc.	23,770	981
19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Box Inc. Class A	29,680	968
*	GLOBALFOUNDRIES Inc.	20,404	952
*	Qualys Inc.	7,565	947
*	Q2 Holdings Inc.	12,201	905
	Dolby Laboratories Inc. Class A	12,033	859
	Advanced Energy Industries Inc.	7,816	829
*	Workiva Inc. Class A	10,457	817
*	FormFactor Inc.	16,186	789
	Amkor Technology Inc.	23,777	782
*	DXC Technology Co.	37,737	780
	Power Integrations Inc.	11,459	769
*	Global-e Online Ltd.	22,221	765
*	Silicon Laboratories Inc.	6,453	764
*	Impinj Inc.	4,538	763
	Dun & Bradstreet Holdings Inc.	63,503	762
	Concentrix Corp.	9,893	744
*	Axcelis Technologies Inc.	6,704	733
*	Blackbaud Inc.	8,571	716
*	HashiCorp Inc. Class A	19,704	669
	Pegasystems Inc.	9,354	663
*	ZoomInfo Technologies Inc. Class A	66,195	655
*	Envestnet Inc.	10,415	653
*	Diodes Inc.	9,253	645
*	Synaptics Inc.	7,876	641
*	DoubleVerify Holdings Inc.	31,112	613
*	Alarm.com Holdings Inc.	10,268	611
*	BlackLine Inc.	11,997	594
*	Semtech Corp.	13,338	584
*	RingCentral Inc. Class A	17,204	573
*	Squarespace Inc. Class A	12,560	571
*	Clarivate plc	83,030	570
*	Teradata Corp.	20,045	566
	Vishay Intertechnology Inc.	26,711	538
*	JFrog Ltd.	19,126	531
*	Perficient Inc.	7,001	526
*	SiTime Corp.	3,637	526
*	Cargurus Inc. Class A	18,125	525
*	nCino Inc.	17,205	515
	Progress Software Corp.	8,818	513
	Kulicke & Soffa Industries Inc.	11,697	512
	Clear Secure Inc. Class A	16,519	502
*	DigitalOcean Holdings Inc.	13,245	496
*	Freshworks Inc. Class A	42,192	493
*	Five9 Inc.	15,150	489
*	Yelp Inc. Class A	13,251	463
*	Braze Inc. Class A	10,262	459
*	Ziff Davis Inc.	9,275	453
*	Rapid7 Inc.	11,994	453
*	Ambarella Inc.	7,252	433
*	Rogers Corp.	3,893	418
*	Verint Systems Inc.	12,802	404
*,1	C3.ai Inc. Class A	17,049	398
*	NCR Voyix Corp.	29,466	397
*	Allegro MicroSystems Inc.	15,794	387
*	LiveRamp Holdings Inc.	13,639	353
*	PagerDuty Inc.	17,706	350
*	Magnite Inc.	24,853	343
*	Informatica Inc. Class A	12,959	323
*	Sprout Social Inc. Class A	9,644	300
*,1	IonQ Inc.	40,045	297
	Adeia Inc.	23,556	297
*	Jamf Holding Corp.	15,763	292
	CTS Corp.	5,838	287
	CSG Systems International Inc.	5,901	286
*	NetScout Systems Inc.	12,879	277
	Xerox Holdings Corp.	24,419	277
*	ScanSource Inc.	5,405	275
*	Appian Corp. Class A	8,157	265
*	Wolfspeed Inc.	25,929	253
*	Upwork Inc.	24,680	238
20

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	MaxLinear Inc. Class A	15,567	236
*	Asana Inc. Class A	16,190	228
*	Matterport Inc.	49,144	223
*	Schrodinger Inc.	10,184	214
*	Paycor HCM Inc.	13,456	190
*	PROS Holdings Inc.	9,381	189
*	Fiverr International Ltd.	7,283	181
*	N-able Inc.	12,937	166
	Shutterstock Inc.	4,598	165
*	E2open Parent Holdings Inc.	33,888	152
*	Fastly Inc. Class A	24,382	147
*	Bumble Inc. Class A	20,253	136
*	TechTarget Inc.	4,800	128
	SolarWinds Corp.	9,438	121
*	Stratasys Ltd.	12,776	88
*	Thoughtworks Holding Inc.	17,700	77
	Methode Electronics Inc.	6,600	69
*	3D Systems Corp.	26,210	56
*	Cerence Inc.	7,452	25
			3,601,419
Telecommunications (2.3%)
	Cisco Systems Inc.	835,563	42,229
	Verizon Communications Inc.	868,949	36,305
	Comcast Corp. Class A	801,901	31,731
	AT&T Inc.	1,479,986	29,452
	T-Mobile US Inc.	99,794	19,831
*	Arista Networks Inc.	53,077	18,756
	Motorola Solutions Inc.	33,940	15,003
*	Charter Communications Inc. Class A	19,342	6,722
	Juniper Networks Inc.	66,549	2,587
*	Roku Inc.	25,946	1,758
*	Ciena Corp.	29,953	1,727
*	Frontier Communications Parent Inc.	50,908	1,466
*	Lumen Technologies Inc.	201,062	1,056
*	Liberty Global Ltd. Class C	44,040	866
*	Lumentum Holdings Inc.	13,919	802
	InterDigital Inc.	5,087	705
	Cogent Communications Holdings Inc.	8,956	627
*	Liberty Global Ltd. Class A	26,292	509
*	Calix Inc.	12,073	450
	Telephone & Data Systems Inc.	18,874	446
*	Extreme Networks Inc.	25,665	404
*	Viavi Solutions Inc.	44,972	387
	Cable One Inc.	1,080	381
*	Liberty Latin America Ltd. Class C	26,882	255
	Ubiquiti Inc.	800	155
	Shenandoah Telecommunications Co.	8,900	134
*	Liberty Latin America Ltd. Class A	8,792	83
			214,827
Utilities (0.6%)
	Waste Management Inc.	82,529	17,499
	Republic Services Inc.	42,182	8,783
	Exelon Corp.	205,945	7,844
	American Water Works Co. Inc.	40,225	5,757
*	Clean Harbors Inc.	10,682	2,627
	Essential Utilities Inc.	51,856	2,022
*	Casella Waste Systems Inc. Class A	11,817	1,275
*	Stericycle Inc.	18,849	1,117
*	Sunrun Inc.	44,883	921
	Ormat Technologies Inc.	11,152	831
	California Water Service Group	12,545	694
	SJW Group	6,737	397
21

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Sunnova Energy International Inc.	18,325	204
			49,971
Total Common Stocks (Cost $6,730,237)			9,271,465
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.373% (Cost $46,192)	461,998	46,195
Total Investments (100.0%) (Cost $6,776,429)			9,317,660
Other Assets and Liabilities—Net (0.0%)			3,799
Net Assets (100%)			9,321,459
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,132,000.
2	Restricted securities totaling $12,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,646,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2024	24	9,419	(173)
E-mini S&P 500 Index	September 2024	141	39,910	958
				785
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,730,237)	9,271,465
Affiliated Issuers (Cost $46,192)	46,195
Total Investments in Securities	9,317,660
Investment in Vanguard	256
Cash Collateral Pledged—Futures Contracts	2,453
Receivables for Investment Securities Sold	184
Receivables for Accrued Income	6,776
Variation Margin Receivable—Futures Contracts	470
Total Assets	9,327,799
Liabilities
Due to Custodian	160
Payables for Investment Securities Purchased	170
Collateral for Securities on Loan	5,646
Payables to Vanguard	364
Total Liabilities	6,340
Net Assets	9,321,459
1 Includes $5,132,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	6,995,311
Total Distributable Earnings (Loss)	2,326,148
Net Assets	9,321,459

Net Assets
Applicable to 93,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,321,459
Net Asset Value Per Share	$99.75
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	97,064
Interest[2]	1,375
Securities Lending—Net	615
Total Income	99,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	163
Management and Administrative	6,443
Marketing and Distribution	279
Custodian Fees	21
Auditing Fees	35
Shareholders’ Reports	106
Trustees’ Fees and Expenses	5
Other Expenses	18
Total Expenses	7,070
Net Investment Income	91,984
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	9,372
Futures Contracts	5,305
Realized Net Gain (Loss)	14,677
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,805,649
Futures Contracts	299
Change in Unrealized Appreciation (Depreciation)	1,805,948
Net Increase (Decrease) in Net Assets Resulting from Operations	1,912,609
1	Dividends are net of foreign withholding taxes of $46,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,303,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $85,380,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,984	83,737
Realized Net Gain (Loss)	14,677	92,835
Change in Unrealized Appreciation (Depreciation)	1,805,948	755,592
Net Increase (Decrease) in Net Assets Resulting from Operations	1,912,609	932,164
Distributions
Total Distributions	(98,585)	(80,651)
Capital Share Transactions
Issued	895,654	464,375
Issued in Lieu of Cash Distributions	—	—
Redeemed	(187,563)	(416,802)
Net Increase (Decrease) from Capital Share Transactions	708,091	47,573
Total Increase (Decrease)	2,522,115	899,086
Net Assets
Beginning of Period	6,799,344	5,900,258
End of Period	9,321,459	6,799,344
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$79.52	$69.60	$84.42	$64.47	$51.25
Investment Operations
Net Investment Income[1]	1.031	.983	.921	.873	.846
Net Realized and Unrealized Gain (Loss) on Investments	20.310	9.884	(14.856)	19.844	13.146
Total from Investment Operations	21.341	10.867	(13.935)	20.717	13.992
Distributions
Dividends from Net Investment Income	(1.111)	(.947)	(.885)	(.767)	(.772)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.111)	(.947)	(.885)	(.767)	(.772)
Net Asset Value, End of Period	$99.75	$79.52	$69.60	$84.42	$64.47
Total Return	27.05%	15.82%	-16.61%	32.41%	27.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,321	$6,799	$5,900	$5,259	$1,974
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.38%	1.18%	1.18%	1.54%
Portfolio Turnover Rate[2]	2%	3%	7%	6%	6%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
27

ESG U.S. Stock ETF
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $256,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,271,453	12	—	9,271,465
Temporary Cash Investments	46,195	—	—	46,195
Total	9,317,648	12	—	9,317,660

Derivative Financial Instruments
Assets
Futures Contracts[1]	958	—	—	958
Liabilities
Futures Contracts[1]	(173)	—	—	(173)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	85,378
Total Distributable Earnings (Loss)	(85,378)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from
28

ESG U.S. Stock ETF
certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	16,673
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,538,845
Capital Loss Carryforwards	(229,370)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,326,148
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	98,585	80,651
Long-Term Capital Gains	—	—
Total	98,585	80,651
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,778,815
Gross Unrealized Appreciation	3,008,789
Gross Unrealized Depreciation	(469,944)
Net Unrealized Appreciation (Depreciation)	2,538,845
E.  During the year ended August 31, 2024, the fund purchased $190,890,000 of investment securities and sold $205,514,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $885,939,000 and $183,121,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $63,723,000 and sales were $23,711,000, resulting in net realized loss of $10,209,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	10,100	6,625
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,150)	(5,900)
Net Increase (Decrease) in Shares Outstanding	7,950	725
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
29

ESG U.S. Stock ETF
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
30

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the  five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
31

Tax information (unaudited)
For corporate shareholders, 91.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $85,043,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $494,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $96,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q43930 102024
32

Financial Statements
For the year ended August 31, 2024
Vanguard ESG International Stock ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	114
Tax information	115

ESG International Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (5.1%)
	Commonwealth Bank of Australia	282,814	26,636
	CSL Ltd.	81,438	16,913
	National Australia Bank Ltd.	525,385	13,540
	Westpac Banking Corp.	587,671	12,390
	ANZ Group Holdings Ltd.	508,401	10,435
	Wesfarmers Ltd.	191,624	9,400
	Macquarie Group Ltd.	61,408	8,938
	Goodman Group	312,273	7,045
	Woolworths Group Ltd.	204,726	4,939
	Transurban Group	516,852	4,724
	Fortescue Ltd.	269,171	3,316
	Brambles Ltd.	238,281	2,937
*	James Hardie Industries plc	73,345	2,736
	QBE Insurance Group Ltd.	255,253	2,722
	Suncorp Group Ltd.	218,380	2,608
*	Xero Ltd.	25,679	2,491
	Cochlear Ltd.	10,889	2,211
	WiseTech Global Ltd.	27,160	2,189
	Scentre Group	918,100	2,127
	Insurance Australia Group Ltd.	409,536	2,093
	Northern Star Resources Ltd.	192,691	1,968
	Computershare Ltd.	100,080	1,924
	Telstra Group Ltd.	691,981	1,838
	CAR Group Ltd.	62,780	1,611
	Sonic Healthcare Ltd.	78,248	1,464
	Stockland	428,010	1,445
	ASX Ltd.	33,789	1,399
	Medibank Pvt Ltd.	481,558	1,257
	REA Group Ltd.	8,405	1,245
*	NEXTDC Ltd.	108,132	1,240
	GPT Group	349,096	1,155
	BlueScope Steel Ltd.	77,965	1,086
	Orica Ltd.	87,566	1,050
	Vicinity Ltd.	700,129	1,048
	JB Hi-Fi Ltd.	19,341	1,040
[1]	Pilbara Minerals Ltd.	488,924	979
	Mirvac Group	711,893	978
	Dexus	197,565	960
	SEEK Ltd.	61,390	956
	Evolution Mining Ltd.	321,696	913
	Pro Medicus Ltd.	8,913	912
	Steadfast Group Ltd.	203,389	890
	Ramsay Health Care Ltd.	30,711	862
	Bendigo & Adelaide Bank Ltd.	104,263	849
	Charter Hall Group	83,519	813
*	Lynas Rare Earths Ltd.	165,705	783
	Mineral Resources Ltd.	28,924	781
	Technology One Ltd.	49,548	768
	Qube Holdings Ltd.	288,834	751
	Cleanaway Waste Management Ltd.	381,500	741
	Reece Ltd.	38,763	716
	Incitec Pivot Ltd.	348,080	711
	Atlas Arteria Ltd.	202,967	698

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Qantas Airways Ltd.	134,973	611
	Aurizon Holdings Ltd.	267,360	610
*	Telix Pharmaceuticals Ltd.	47,804	599
	Lendlease Corp. Ltd.	128,955	587
[1]	Bank of Queensland Ltd.	125,570	537
	Breville Group Ltd.	23,294	529
[1]	IDP Education Ltd.	45,440	497
*	Sandfire Resources Ltd.	82,303	476
	Downer EDI Ltd.	122,894	464
	Ansell Ltd.	22,445	453
	Flight Centre Travel Group Ltd.	30,783	436
	Reliance Worldwide Corp. Ltd.	118,385	428
	Orora Ltd.	252,652	427
	AMP Ltd.	486,748	422
	IGO Ltd.	109,356	408
*,2	Life360 Inc.	31,347	408
	Perseus Mining Ltd.	229,762	406
	Challenger Ltd.	84,532	392
	Super Retail Group Ltd.	32,500	392
	Premier Investments Ltd.	16,393	391
*	Webjet Ltd.	70,096	372
	Ventia Services Group Pty Ltd.	120,155	344
	nib holdings Ltd.	80,923	342
	ARB Corp. Ltd.	11,651	335
	National Storage REIT	203,661	332
	Champion Iron Ltd.	78,111	329
	AUB Group Ltd.	15,237	322
	HUB24 Ltd.	8,289	313
	Iluka Resources Ltd.	74,990	311
*	Zip Co. Ltd.	177,852	288
	Ramelius Resources Ltd.	186,960	277
	Westgold Resources Ltd.	134,705	275
	Perpetual Ltd.	20,323	270
	Harvey Norman Holdings Ltd.	81,899	254
*	Genesis Minerals Ltd.	167,146	254
	Charter Hall Long Wale REIT	95,751	251
*	Red 5 Ltd.	1,018,002	233
	Nine Entertainment Co. Holdings Ltd.	257,801	231
	Region RE Ltd.	148,575	226
	TPG Telecom Ltd.	64,488	216
*	De Grey Mining Ltd.	263,125	215
	Eagers Automotive Ltd.	30,261	214
	Domino's Pizza Enterprises Ltd.	10,312	209
*	PEXA Group Ltd.	23,233	209
	HMC Capital Ltd.	36,492	208
	GrainCorp Ltd. Class A	34,469	204
*	IRESS Ltd.	31,279	204
	Sigma Healthcare Ltd.	238,907	203
	Sims Ltd.	26,905	199
*	Capricorn Metals Ltd.	49,645	199
	Netwealth Group Ltd.	12,919	196
	Deterra Royalties Ltd.	77,933	194
*	West African Resources Ltd.	201,913	193
*	Neuren Pharmaceuticals Ltd.	18,249	192
	Insignia Financial Ltd.	120,581	188
	Gold Road Resources Ltd.	166,751	182
	Ingenia Communities Group	50,136	176
	GQG Partners Inc.	94,038	175
	Lovisa Holdings Ltd.	8,144	171
	Bapcor Ltd.	50,812	168
	Nickel Industries Ltd.	294,840	166
*	Resolute Mining Ltd.	365,628	165
*	Bellevue Gold Ltd.	194,147	164

ESG International Stock ETF
		Shares	Market Value• ($000)
	Brickworks Ltd.	9,006	161
	EVT Ltd.	21,129	154
*	PolyNovo Ltd.	93,871	148
*	Megaport Ltd.	25,462	147
	Data#3 Ltd.	28,225	147
	Bega Cheese Ltd.	42,412	146
	G8 Education Ltd.	166,647	144
	NRW Holdings Ltd.	58,013	140
	Amotiv Ltd.	19,696	140
	Pinnacle Investment Management Group Ltd.	11,682	138
	IPH Ltd.	32,888	137
*	Temple & Webster Group Ltd.	17,109	135
	Elders Ltd.	21,614	134
*,1	Liontown Resources Ltd.	265,252	134
	Magellan Financial Group Ltd.	20,649	133
	Nufarm Ltd.	49,343	132
	Centuria Capital Group	111,358	129
	Credit Corp. Group Ltd.	12,605	128
*	Regis Resources Ltd.	101,994	128
*	Nuix Ltd.	38,310	124
	Helia Group Ltd.	44,810	124
	Corporate Travel Management Ltd.	15,477	123
	Waypoint REIT Ltd.	69,407	122
*	Macquarie Technology Group Ltd.	2,140	122
	Imdex Ltd.	76,288	116
*	Healius Ltd.	98,854	111
*,1	Mesoblast Ltd.	157,809	110
*	SiteMinder Ltd.	32,433	108
	Domain Holdings Australia Ltd.	56,151	107
	Charter Hall Retail REIT	41,682	103
	Inghams Group Ltd.	47,576	100
	GDI Property Group Partnership	218,894	99
	Monadelphous Group Ltd.	11,148	97
	Perenti Ltd.	138,451	97
	Arena REIT	34,455	92
	McMillan Shakespeare Ltd.	8,514	91
	Service Stream Ltd.	91,961	91
*	Superloop Ltd.	75,487	90
*	Judo Capital Holdings Ltd.	79,207	88
	Lifestyle Communities Ltd.	16,149	84
*	Opthea Ltd.	206,684	82
*	Aussie Broadband Ltd.	35,005	80
*	Alpha HPA Ltd.	129,858	76
	Nick Scali Ltd.	7,198	75
*	Audinate Group Ltd.	11,338	73
	Myer Holdings Ltd.	126,690	72
	Regis Healthcare Ltd.	20,849	72
*	Nanosonics Ltd.	32,627	71
	Accent Group Ltd.	49,592	71
	Clinuvel Pharmaceuticals Ltd.	6,454	68
	Johns Lyng Group Ltd.	26,927	68
	Hotel Property Investments Ltd.	28,618	67
	Collins Foods Ltd.	12,729	66
*	FleetPartners Group Ltd.	30,424	66
	Vulcan Steel Ltd.	12,759	64
	Infomedia Ltd.	52,246	62
	Kelsian Group Ltd.	24,353	62
*	Latin Resources Ltd.	438,657	59
*,1	Vulcan Energy Resources Ltd.	22,061	58
	oOh!media Ltd.	64,438	55
	PWR Holdings Ltd.	8,815	55
*	Mayne Pharma Group Ltd.	14,939	53
	SmartGroup Corp. Ltd.	9,823	53

ESG International Stock ETF
		Shares	Market Value• ($000)
	Cromwell Property Group	183,500	52
*	Oceania Healthcare Ltd.	101,609	52
*	Imugene Ltd.	1,243,613	52
	Abacus Storage King	59,699	51
	Platinum Asset Management Ltd.	75,038	50
*,3	Leo Lithium Ltd.	145,596	50
*	Bravura Solutions Ltd.	55,130	49
	Hansen Technologies Ltd.	16,814	49
*	Select Harvests Ltd.	16,936	47
*	OFX Group Ltd.	33,880	47
	HealthCo REIT	56,483	47
	GWA Group Ltd.	28,131	46
	Australian Ethical Investment Ltd.	16,460	46
*	Chalice Mining Ltd.	62,487	46
	Emeco Holdings Ltd.	81,576	44
	APM Human Services International Ltd.	45,498	44
*,1	Weebit Nano Ltd.	28,166	44
	Baby Bunting Group Ltd.	37,745	42
	Abacus Group	51,290	42
	Kogan.com Ltd.	12,462	40
*,1	ioneer Ltd.	350,440	39
	MyState Ltd.	13,978	36
	Ridley Corp. Ltd.	23,614	36
*	Tyro Payments Ltd.	50,654	35
*,1	BrainChip Holdings Ltd.	304,636	35
	Cedar Woods Properties Ltd.	8,900	34
*	Wildcat Resources Ltd.	157,634	32
	Navigator Global Investments Ltd.	25,504	31
	Dicker Data Ltd.	5,029	31
	Growthpoint Properties Australia Ltd.	18,025	30
*	Aurelia Metals Ltd.	290,737	30
[1]	Integral Diagnostics Ltd.	16,490	29
*	Alkane Resources Ltd.	96,939	28
*	St. Barbara Ltd.	148,272	25
*	Australian Agricultural Co. Ltd.	26,373	25
*	Omni Bridgeway Ltd.	41,479	25
	Solvar Ltd.	28,545	25
	SG Fleet Group Ltd.	11,947	24
	Humm Group Ltd.	51,324	24
*,3	AVZ Minerals Ltd.	358,175	24
*,1	Sayona Mining Ltd.	1,292,695	24
*	Coast Entertainment Holdings Ltd.	67,417	24
*,1	Cettire Ltd.	32,422	23
[1]	Australian Clinical Labs Ltd.	10,261	21
*	Seven West Media Ltd.	166,120	20
*,1	Syrah Resources Ltd.	134,461	20
*	EML Payments Ltd.	43,095	20
	Jupiter Mines Ltd.	161,296	20
*	Praemium Ltd.	55,192	20
*	Mount Gibson Iron Ltd.	86,412	18
*	Calix Ltd.	27,741	18
	Australian Finance Group Ltd.	13,403	15
*,1	Novonix Ltd.	36,080	15
*	Fineos Corp. Ltd.	16,306	14
*,1	29Metals Ltd.	54,890	14
	Southern Cross Media Group Ltd.	29,046	11
*	Australian Strategic Materials Ltd.	18,773	7
*	Lake Resources NL	230,973	6
*	Argosy Minerals Ltd.	181,256	6
			204,099
Austria (0.2%)
	Erste Group Bank AG	51,741	2,832

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	BAWAG Group AG	13,603	1,041
	ANDRITZ AG	11,214	739
	Wienerberger AG	19,866	656
	Raiffeisen Bank International AG	23,677	470
	CA Immobilien Anlagen AG	5,872	206
*	DO & CO AG	1,190	199
	Oesterreichische Post AG	5,524	180
*	IMMOFINANZ AG	4,805	168
	UNIQA Insurance Group AG	16,104	138
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,955	136
	Telekom Austria AG Class A	12,522	123
*	Lenzing AG	3,024	103
*,1	AT&S Austria Technologie & Systemtechnik AG	4,104	82
	Strabag SE	1,095	47
	Palfinger AG	963	23
*	Eurotelesites AG	3,130	14
	Porr AG	657	10
	Agrana Beteiligungs AG	168	2
			7,169
Belgium (0.6%)
*	Argenx SE	9,993	5,164
	UCB SA	20,592	3,729
	KBC Group NV	40,628	3,164
	Ageas SA/NV	28,734	1,477
	Groupe Bruxelles Lambert NV	14,617	1,129
	Syensqo SA	12,172	1,002
	D'ieteren Group	3,950	959
	Ackermans & van Haaren NV	4,331	862
	Lotus Bakeries NV	62	780
	Warehouses De Pauw CVA	28,896	773
	Elia Group SA/NV	6,577	721
	Sofina SA	2,704	659
	Aedifica SA	8,983	606
	Azelis Group NV	24,498	512
	Cofinimmo SA	6,530	446
	Solvay SA	12,500	437
	Colruyt Group NV	7,595	392
	KBC Ancora	7,394	371
	Melexis NV	3,706	335
	Bekaert SA	6,942	287
	Xior Student Housing NV	6,903	250
	Deme Group NV	1,276	228
	Montea NV	2,293	200
	Proximus SADP	25,171	189
	Shurgard Self Storage Ltd.	4,078	180
	Fagron	7,403	157
	Barco NV	11,041	150
	VGP NV	1,391	143
	Gimv NV	2,791	122
	Retail Estates NV	1,277	92
*	Ontex Group NV	8,272	82
[1]	Euronav NV	4,084	66
	Kinepolis Group NV	1,404	63
	bpost SA	12,398	35
			25,762
Brazil (0.7%)
	WEG SA	249,462	2,397
	B3 SA - Brasil Bolsa Balcao	949,730	2,137
	Banco do Brasil SA	281,008	1,402
	Banco BTG Pactual SA	217,000	1,369
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	72,430	1,217
	Suzano SA	117,825	1,150

ESG International Stock ETF
		Shares	Market Value• ($000)
	Localiza Rent a Car SA (BVMF)	143,886	1,056
	Equatorial Energia SA	153,280	930
	Raia Drogasil SA	185,160	905
	Rumo SA	205,179	795
	Banco Bradesco SA	291,035	730
	BB Seguridade Participacoes SA	111,200	725
[2]	Rede D'Or Sao Luiz SA	127,830	724
	Telefonica Brasil SA	69,000	635
	Itau Unibanco Holding SA	112,400	634
*,2	Hapvida Participacoes e Investimentos SA	802,974	604
	Klabin SA	145,860	559
*	BRF SA	112,863	525
	Lojas Renner SA	152,542	460
	CCR SA	192,758	453
	TIM SA	128,700	408
	Natura & Co. Holding SA	156,287	376
*	Sendas Distribuidora SA	220,139	374
	TOTVS SA	69,988	372
	Energisa SA	43,000	361
*	Hypera SA	66,200	335
*	Multiplan Empreendimentos Imobiliarios SA	70,600	321
	Banco Santander Brasil SA	56,032	312
	Allos SA	72,180	292
	Engie Brasil Energia SA	36,200	290
	Santos Brasil Participacoes SA	123,581	285
	Transmissora Alianca de Energia Eletrica SA	43,300	272
[2]	GPS Participacoes e Empreendimentos SA	77,500	248
	Cia De Sanena Do Parana	46,000	234
	Cia Siderurgica Nacional SA	96,334	203
*	Ambipar Participacoes e Empreendimentos SA Class B	16,000	202
	Caixa Seguridade Participacoes SA	69,000	200
	Fleury SA	69,999	198
	Porto Seguro SA	32,200	195
	Tres Tentos Agroindustrial SA	83,800	178
	Iguatemi SA	43,700	171
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	43,900	170
	Cia de Saneamento de Minas Gerais Copasa MG	40,200	169
*	Marfrig Global Foods SA	64,541	167
	Alupar Investimento SA	29,199	165
	Azzas 2154 SA	18,382	160
	Sao Martinho SA	31,500	155
*	Atacadao SA	84,300	134
	Fras-Le SA	34,400	121
	M Dias Branco SA	25,000	120
*	IRB-Brasil Resseguros SA	13,936	120
*	Grupo Mateus SA	85,700	120
*	Magazine Luiza SA	54,451	118
	Auren Energia SA	58,032	117
	Cia Energetica de Minas Gerais	44,861	114
	Direcional Engenharia SA	21,877	112
	SLC Agricola SA	33,220	104
	AES Brasil Energia SA	48,377	98
	Odontoprev SA	44,610	89
*	Serena Energia SA	60,353	87
	Wilson Sons SA	28,300	86
	YDUQS Participacoes SA	48,200	84
	Dexco SA	55,418	81
*	MRV Engenharia e Participacoes SA	58,600	78
	Vulcabras SA	24,400	77
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,093	73
	CSN Mineracao SA	71,500	72
	JHSF Participacoes SA	92,000	71
	Grupo SBF SA	22,200	68

ESG International Stock ETF
		Shares	Market Value• ($000)
	Smartfit Escola de Ginastica e Danca SA	17,300	68
*	Cogna Educacao SA	276,700	67
	LOG Commercial Properties e Participacoes SA	15,667	65
	Vivara Participacoes SA	13,800	65
*	SIMPAR SA	58,300	64
	Mills Locacao Servicos e Logistica SA	32,200	63
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	61
	EcoRodovias Infraestrutura e Logistica SA	43,400	60
*	Hidrovias do Brasil SA	96,900	60
*	Log-in Logistica Intermodal SA	9,700	60
	Mahle Metal Leve SA	10,300	59
	Grendene SA	53,800	57
	Pet Center Comercio e Participacoes SA	62,300	54
*	Minerva SA	39,707	53
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,900	50
	Cury Construtora e Incorporadora SA	11,400	48
	Camil Alimentos SA	27,500	47
*,2	LWSA SA	54,200	44
	Tupy SA	8,800	43
*	Oncoclinicas do Brasil Servicos Medicos SA	36,400	43
*	Movida Participacoes SA	30,400	39
	Usinas Siderurgicas de Minas Gerais SA Usiminas	36,200	39
	Ez Tec Empreendimentos e Participacoes SA	14,200	36
	Anima Holding SA	62,413	36
	Iochpe Maxion SA	16,900	35
	Lojas Quero-Quero SA	46,056	35
*	Cia Brasileira de Aluminio	33,669	30
	Empreendimentos Pague Menos SA	47,279	26
*	Zamp SA (BVMF)	45,406	25
*	Cia Brasileira de Distribuicao	41,379	23
	Blau Farmaceutica SA	9,300	23
*	CVC Brasil Operadora e Agencia de Viagens SA	63,210	22
*	Grupo Casas Bahia SA	15,948	21
	Bradespar SA	6,300	20
	Armac Locacao Logistica E Servicos SA	12,400	19
	Hospital Mater Dei SA	21,700	18
*	Zamp SA	21,982	12
*	Localiza Rent a Car SA	1,453	10
	CM Hospitalar SA	23,000	8
			29,972
Canada (6.4%)
	Royal Bank of Canada	237,028	28,665
	Toronto-Dominion Bank	298,037	17,858
*	Shopify Inc. Class A (XNYS)	197,584	14,634
	Canadian Pacific Kansas City Ltd.	157,217	13,051
	Canadian National Railway Co.	94,651	11,152
	Bank of Montreal	122,391	10,236
	Bank of Nova Scotia	204,136	10,190
	Canadian Imperial Bank of Commerce	158,877	9,285
	Manulife Financial Corp.	305,699	8,441
	Waste Connections Inc.	43,440	8,101
	Agnico Eagle Mines Ltd.	82,965	6,760
	Intact Financial Corp.	30,028	5,651
	Sun Life Financial Inc.	96,767	5,275
	National Bank of Canada	57,431	5,263
	Wheaton Precious Metals Corp.	76,843	4,749
	Dollarama Inc.	45,546	4,613
	Fairfax Financial Holdings Ltd.	3,623	4,374
	Nutrien Ltd.	83,670	4,052
	Thomson Reuters Corp.	23,271	3,986
	Franco-Nevada Corp.	32,374	3,953
*	CGI Inc.	35,073	3,951

ESG International Stock ETF
		Shares	Market Value• ($000)
	Restaurant Brands International Inc.	52,181	3,625
	Loblaw Cos. Ltd.	25,002	3,263
	Power Corp. of Canada	91,650	2,813
	RB Global Inc.	30,746	2,649
	Metro Inc. Class A	35,601	2,236
	TFI International Inc.	13,614	2,015
	Magna International Inc.	45,615	1,917
	Kinross Gold Corp.	208,067	1,881
[2]	Hydro One Ltd.	52,362	1,780
	BCE Inc.	48,140	1,686
	George Weston Ltd.	9,755	1,587
	TMX Group Ltd.	47,110	1,503
*	Descartes Systems Group Inc.	14,866	1,499
	GFL Environmental Inc. (XTSE)	33,609	1,456
	Open Text Corp.	45,277	1,441
*	First Quantum Minerals Ltd.	113,887	1,434
	Great-West Lifeco Inc.	43,028	1,414
	Element Fleet Management Corp.	67,595	1,402
*	Ivanhoe Mines Ltd. Class A	103,643	1,382
	Gildan Activewear Inc.	29,172	1,330
	Toromont Industries Ltd.	14,773	1,323
	Alamos Gold Inc. Class A	68,136	1,314
	iA Financial Corp. Inc.	17,026	1,309
	TELUS Corp.	80,185	1,295
	FirstService Corp.	6,919	1,247
	Canadian Apartment Properties REIT	30,521	1,186
[1]	Lundin Mining Corp.	111,730	1,159
	West Fraser Timber Co. Ltd.	12,906	1,142
	Colliers International Group Inc.	7,067	1,020
*	Celestica Inc.	19,830	1,010
	Saputo Inc.	43,349	964
[1]	RioCan REIT	58,722	813
	Onex Corp.	10,561	746
	Finning International Inc.	25,093	745
	Canadian Western Bank	17,752	678
	Granite REIT	11,470	652
	Choice Properties REIT	58,372	638
	Stella-Jones Inc.	9,236	636
	Primo Water Corp.	27,533	609
	B2Gold Corp.	214,005	602
*	Capstone Copper Corp.	83,332	598
	Boyd Group Services Inc.	3,504	584
*	Eldorado Gold Corp.	33,273	575
	First Capital REIT	43,518	560
	SmartCentres REIT	29,167	553
*	Kinaxis Inc.	4,992	546
	Boardwalk REIT	8,348	535
	Hudbay Minerals Inc.	64,472	526
*	Aritzia Inc.	14,368	492
	Chartwell Retirement Residences	45,194	489
	H&R REIT	59,736	467
	Definity Financial Corp.	12,392	460
	Methanex Corp.	9,640	450
	Osisko Gold Royalties Ltd. (XTSE)	25,999	449
	Premium Brands Holdings Corp. Class A	6,649	431
*	Shopify Inc. Class A (XTSE)	5,655	419
*,1	IAMGOLD Corp. (XTSE)	82,700	409
	BRP Inc.	5,645	409
	Lundin Gold Inc.	18,428	370
	Dream Industrial REIT	36,504	369
*	Air Canada	32,034	367
	IGM Financial Inc.	12,059	355
[2]	Nuvei Corp.	10,326	345

ESG International Stock ETF
		Shares	Market Value• ($000)
	Boralex Inc. Class A	13,986	335
*	Equinox Gold Corp.	57,944	331
	CI Financial Corp.	25,143	325
*	Bausch Health Cos. Inc.	53,296	316
*	Lightspeed Commerce Inc.	23,481	303
	Linamar Corp.	6,420	301
	OceanaGold Corp.	110,605	288
	First Majestic Silver Corp.	48,081	269
	Quebecor Inc. Class B	10,686	265
	North West Co. Inc.	7,625	258
*	Torex Gold Resources Inc.	13,218	255
	Centerra Gold Inc.	34,244	243
	Russel Metals Inc.	8,325	233
	Primaris REIT	20,999	231
[1]	Allied Properties REIT	17,441	225
*	BlackBerry Ltd.	90,195	212
	Innergex Renewable Energy Inc.	29,970	202
	SSR Mining Inc.	37,039	193
*	Novagold Resources Inc.	41,492	176
	Laurentian Bank of Canada	9,099	174
	Maple Leaf Foods Inc.	10,553	173
	Cargojet Inc.	1,624	161
	GFL Environmental Inc.	3,333	144
	Enghouse Systems Ltd.	6,219	136
	Transcontinental Inc. Class A	10,732	134
[1]	NorthWest Healthcare Properties REIT	34,462	130
	Winpak Ltd.	3,817	129
	Cascades Inc.	14,976	103
	Mullen Group Ltd.	9,776	103
	Westshore Terminals Investment Corp.	5,700	101
*	Canfor Corp.	8,268	89
*,1	Ballard Power Systems Inc.	36,402	67
*,1	Lithium Americas Argentina Corp.	22,026	58
	Osisko Gold Royalties Ltd.	2,950	51
*	IAMGOLD Corp.	6,460	32
	Cogeco Communications Inc.	525	25
	First National Financial Corp.	384	11
			259,181
Chile (0.1%)
	Banco de Chile	7,050,726	892
	Banco Santander Chile	9,674,923	498
	Banco de Credito e Inversiones SA	15,097	462
*	Falabella SA	124,894	442
	Cencosud SA	217,432	440
	Latam Airlines Group SA	33,239,366	430
	Empresas CMPC SA	188,143	325
[1]	Sociedad Quimica y Minera de Chile SA ADR	5,781	224
	Parque Arauco SA	127,417	210
	Cia Sud Americana de Vapores SA	2,906,540	177
	Banco Itau Chile SA	13,395	157
	Aguas Andinas SA Class A	389,042	118
	Cencosud Shopping SA	66,503	113
	SMU SA	639,695	102
	Inversiones Aguas Metropolitanas SA	122,847	98
*	CAP SA	15,639	96
	SONDA SA	206,981	89
	Inversiones La Construccion SA	10,211	84
	Empresa Nacional de Telecomunicaciones SA	25,073	77
	Plaza SA	42,568	70
*	Ripley Corp. SA	158,688	47
	Sociedad de Inversiones Oro Blanco SA	7,537,247	38
			5,189

ESG International Stock ETF
		Shares	Market Value• ($000)
China (6.0%)
	Alibaba Group Holding Ltd.	2,868,000	29,726
*,2	Meituan Class B	901,855	13,646
*	PDD Holdings Inc. ADR	119,131	11,450
	China Construction Bank Corp. Class H	15,830,000	11,115
	Industrial & Commercial Bank of China Ltd. Class H	13,446,000	7,690
*,2	Xiaomi Corp. Class B	2,478,800	6,111
	JD.com Inc. Class A	450,203	6,085
	Bank of China Ltd. Class H	13,329,000	6,022
	Ping An Insurance Group Co. of China Ltd. Class H	1,047,000	4,957
	NetEase Inc.	304,215	4,890
*	Trip.com Group Ltd.	89,348	4,209
	China Merchants Bank Co. Ltd. Class H	680,500	2,793
*,2	Kuaishou Technology	473,800	2,418
	Yum China Holdings Inc. (XHKG)	62,550	2,127
	Agricultural Bank of China Ltd. Class H	4,797,000	2,113
	ANTA Sports Products Ltd.	213,400	2,082
	China Life Insurance Co. Ltd. Class H	1,263,000	1,898
*	Li Auto Inc. Class A	183,436	1,785
*	BeiGene Ltd.	108,200	1,601
	KE Holdings Inc. ADR	106,088	1,574
*	New Oriental Education & Technology Group Inc.	255,290	1,553
	PICC Property & Casualty Co. Ltd. Class H	1,160,000	1,502
*,2	Innovent Biologics Inc.	247,000	1,339
	Contemporary Amperex Technology Co. Ltd. Class A	51,563	1,336
	China Resources Land Ltd.	466,000	1,306
	China Yangtze Power Co. Ltd. Class A	282,900	1,173
[2]	Nongfu Spring Co. Ltd. Class H	302,400	1,092
	Shenzhou International Group Holdings Ltd.	129,184	1,055
	Geely Automobile Holdings Ltd.	940,900	1,053
	China Overseas Land & Investment Ltd.	663,000	1,042
	China Pacific Insurance Group Co. Ltd. Class H	400,800	1,039
	H World Group Ltd.	333,730	1,027
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,888,000	1,009
	China Merchants Bank Co. Ltd. Class A	223,000	1,008
[2]	China Tower Corp. Ltd. Class H	8,016,000	982
	Haier Smart Home Co. Ltd. Class H	317,400	970
*	NIO Inc. Class A	224,945	919
	CSPC Pharmaceutical Group Ltd.	1,459,280	896
	China Mengniu Dairy Co. Ltd.	528,120	890
*	XPeng Inc. Class A	218,600	878
	Ping An Insurance Group Co. of China Ltd. Class A	139,100	862
*,2	Wuxi Biologics Cayman Inc.	604,737	861
	China CITIC Bank Corp. Ltd. Class H	1,482,000	855
	Yangzijiang Shipbuilding Holdings Ltd.	433,200	828
	Full Truck Alliance Co. Ltd. ADR	113,028	819
	Bank of Communications Co. Ltd. Class H	1,074,000	776
	Agricultural Bank of China Ltd. Class A	1,206,100	768
*,2	Akeso Inc.	115,000	722
	Vipshop Holdings Ltd. ADR	57,536	721
	COSCO SHIPPING Holdings Co. Ltd. Class H	521,400	716
	Li Ning Co. Ltd.	379,178	704
	Industrial & Commercial Bank of China Ltd. Class A	834,500	703
	Sino Biopharmaceutical Ltd.	1,702,000	699
[2]	Pop Mart International Group Ltd.	119,400	699
*	Bilibili Inc.	48,343	696
	Sunny Optical Technology Group Co. Ltd.	111,600	684
	Kanzhun Ltd. ADR	54,693	681
	Bank of China Ltd. Class A	930,400	628
	People's Insurance Co. Group of China Ltd. Class H	1,634,000	617
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	98,800	565
	Industrial Bank Co. Ltd. Class A	240,600	559
	Bank of Communications Co. Ltd. Class A	547,500	548

ESG International Stock ETF
		Shares	Market Value• ($000)
*	TAL Education Group ADR	66,981	539
	China Hongqiao Group Ltd.	395,000	539
*,2	SenseTime Group Inc. Class B	3,544,000	532
*,2	JD Health International Inc.	176,850	527
*	GCL Technology Holdings Ltd.	3,517,000	521
	Sinopharm Group Co. Ltd. Class H	217,700	504
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,182	500
	CITIC Securities Co. Ltd. Class H	321,037	483
	Great Wall Motor Co. Ltd. Class H	334,500	478
	Haier Smart Home Co. Ltd. Class A	136,500	475
	Tingyi Cayman Islands Holding Corp.	344,000	461
	Luxshare Precision Industry Co. Ltd. Class A	82,699	460
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	74,100	460
	China Pacific Insurance Group Co. Ltd. Class A	108,300	452
[2]	Longfor Group Holdings Ltd.	396,800	444
	Weichai Power Co. Ltd. Class H	284,000	434
	Foxconn Industrial Internet Co. Ltd. Class A	143,900	416
	Hengan International Group Co. Ltd.	128,500	412
	CMOC Group Ltd. Class H	504,000	409
	Zhaojin Mining Industry Co. Ltd. Class H	248,500	407
	CRRC Corp. Ltd. Class A	395,300	398
	Kingsoft Corp. Ltd.	144,600	395
[2]	Hansoh Pharmaceutical Group Co. Ltd.	154,000	393
	Shanghai Pudong Development Bank Co. Ltd. Class A	330,300	392
*	Kingdee International Software Group Co. Ltd.	488,000	382
	New China Life Insurance Co. Ltd. Class H	175,700	380
*	Alibaba Health Information Technology Ltd.	988,000	378
	Wanhua Chemical Group Co. Ltd. Class A	36,372	373
	China Minsheng Banking Corp. Ltd. Class H	1,012,500	364
*,2	JD Logistics Inc.	300,100	364
	Tongcheng Travel Holdings Ltd.	195,200	362
	China Taiping Insurance Holdings Co. Ltd.	274,000	354
*	Muyuan Foods Co. Ltd. Class A	63,212	343
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	98,200	339
[2]	China Feihe Ltd.	631,000	338
	CITIC Securities Co. Ltd. Class A	121,645	330
	China Galaxy Securities Co. Ltd. Class H	619,000	327
*	Genscript Biotech Corp.	212,000	320
[2]	China Resources Mixc Lifestyle Services Ltd.	97,200	320
	China Railway Group Ltd. Class H	691,000	319
*	Zai Lab Ltd.	161,770	318
	CRRC Corp. Ltd. Class H	523,000	317
	China Everbright Bank Co. Ltd. Class H	1,004,000	301
	Ping An Bank Co. Ltd. Class A	209,100	299
	CMOC Group Ltd. Class A	283,900	299
	ZTE Corp. Class H	148,400	298
[2]	China International Capital Corp. Ltd. Class H	274,800	294
	Xinyi Solar Holdings Ltd.	730,000	283
	Jiangxi Copper Co. Ltd. Class H	168,000	282
[2]	Yadea Group Holdings Ltd.	200,000	282
	SF Holding Co. Ltd. Class A	55,000	281
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	53,760	280
*	HUTCHMED China Ltd.	77,500	274
	Haitong Securities Co. Ltd. Class H	613,200	272
	NAURA Technology Group Co. Ltd. Class A	6,006	270
	Kingboard Holdings Ltd.	132,500	269
	Bosideng International Holdings Ltd.	544,000	267
	China CITIC Bank Corp. Ltd. Class A	308,700	267
	Sinotruk Hong Kong Ltd.	106,000	264
	China Tourism Group Duty Free Corp. Ltd. Class A	30,020	258
	Sungrow Power Supply Co. Ltd. Class A	23,685	257
[2]	Huatai Securities Co. Ltd. Class H	232,400	256
	Haitian International Holdings Ltd.	90,000	251

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Everbright Environment Group Ltd.	544,000	249
*	GDS Holdings Ltd. Class A	116,941	249
*	China Ruyi Holdings Ltd.	844,000	244
	Dongyue Group Ltd.	334,000	242
[2]	Guotai Junan Securities Co. Ltd. Class H	227,200	242
	China National Building Material Co. Ltd. Class H	840,000	241
	Autohome Inc. ADR	9,561	241
	Weichai Power Co. Ltd. Class A	130,500	239
	Shandong Gold Mining Co. Ltd. Class A	62,660	239
	MINISO Group Holding Ltd.	56,952	236
[2]	3SBio Inc.	302,500	234
	China Minsheng Banking Corp. Ltd. Class A	477,700	231
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	206,000	226
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	395,200	225
[2]	WuXi AppTec Co. Ltd. Class H	51,636	225
[2]	Hua Hong Semiconductor Ltd.	101,757	222
	Far East Horizon Ltd.	316,000	221
	BOE Technology Group Co. Ltd. Class A	405,200	221
[2]	China Resources Pharmaceutical Group Ltd.	311,000	219
	COSCO SHIPPING Holdings Co. Ltd. Class A	124,180	219
	Beijing Enterprises Water Group Ltd.	740,000	216
	Fuyao Glass Industry Group Co. Ltd. Class A	31,900	216
	Sany Heavy Industry Co. Ltd. Class A	94,700	215
	Zhejiang Expressway Co. Ltd. Class H	332,560	214
	China Medical System Holdings Ltd.	235,000	214
	TravelSky Technology Ltd. Class H	172,000	213
*	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	212
	China Conch Venture Holdings Ltd.	269,500	210
	Great Wall Motor Co. Ltd. Class A	64,600	210
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	65,200	208
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,000	206
	C&D International Investment Group Ltd.	127,000	205
	China United Network Communications Ltd. Class A	307,500	201
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	144,400	199
	Country Garden Services Holdings Co. Ltd.	347,646	198
	GF Securities Co. Ltd. Class A	118,500	198
	Brilliance China Automotive Holdings Ltd.	472,000	197
	China Railway Group Ltd. Class A	242,300	197
	China Communications Services Corp. Ltd. Class H	380,000	194
	WuXi AppTec Co. Ltd. Class A	35,164	193
*	China Vanke Co. Ltd. Class H	367,200	192
	JOYY Inc. ADR	5,563	191
	Shenzhen International Holdings Ltd.	238,500	190
*	Seres Group Co. Ltd. Class A	17,200	186
	China Three Gorges Renewables Group Co. Ltd. Class A	289,000	186
	Wens Foodstuff Group Co. Ltd. Class A	76,700	184
[2]	CSC Financial Co. Ltd. Class H	270,000	182
*	Minth Group Ltd.	114,000	181
	Bank of Beijing Co. Ltd. Class A	245,200	181
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	345,200	180
	Shenzhen Inovance Technology Co. Ltd. Class A	29,100	177
[2]	Topsports International Holdings Ltd.	475,000	176
	Haitong Securities Co. Ltd. Class A	143,700	175
	SAIC Motor Corp. Ltd. Class A	97,700	173
	Bank of Nanjing Co. Ltd. Class A	123,900	173
*	Cambricon Technologies Corp. Ltd. Class A	4,729	172
	Hello Group Inc. Class A ADR	25,303	168
	Chongqing Rural Commercial Bank Co. Ltd. Class H	343,000	167
	Jiangsu Expressway Co. Ltd. Class H	166,000	164
[2]	Shandong Gold Mining Co. Ltd. Class H	85,100	164
	Fosun International Ltd.	315,000	163
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	163
	Will Semiconductor Co. Ltd. Shanghai Class A	12,745	163

ESG International Stock ETF
		Shares	Market Value• ($000)
	FinVolution Group ADR	30,723	163
	Atour Lifestyle Holdings Ltd. ADR	8,462	161
	Hisense Home Appliances Group Co. Ltd. Class H	62,000	160
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	124,000	160
	Uni-President China Holdings Ltd.	179,000	158
	Bank of Shanghai Co. Ltd. Class A	158,000	158
*	China Southern Airlines Co. Ltd. Class A	197,500	158
	Poly Developments & Holdings Group Co. Ltd. Class A	136,800	156
	China Cinda Asset Management Co. Ltd. Class H	1,928,000	155
	Greentown China Holdings Ltd.	195,500	154
	Grand Pharmaceutical Group Ltd.	271,500	153
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	153
*,2	Keymed Biosciences Inc.	34,000	153
*	Air China Ltd. Class A	154,300	151
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	59,745	150
	Yuexiu Property Co. Ltd.	288,280	150
	China Nonferrous Mining Corp. Ltd.	213,000	150
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	146
	Shenzhen Transsion Holdings Co. Ltd. Class A	12,852	145
	Postal Savings Bank of China Co. Ltd. Class A	218,300	145
	Rongsheng Petrochemical Co. Ltd. Class A	116,100	144
	Shenwan Hongyuan Group Co. Ltd. Class A	226,600	144
*,2	Luye Pharma Group Ltd.	369,500	144
[1,2]	Meitu Inc.	475,500	144
	Lens Technology Co. Ltd. Class A	58,100	144
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	65,400	144
	Tongwei Co. Ltd. Class A	53,408	143
	COSCO SHIPPING Ports Ltd.	236,000	140
	Fufeng Group Ltd.	250,000	140
	Xtep International Holdings Ltd.	212,000	140
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	139
	Hangzhou Tigermed Consulting Co. Ltd. Class A	19,400	139
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	137
	China Merchants Securities Co. Ltd. Class A	66,620	137
	Aier Eye Hospital Group Co. Ltd. Class A	99,448	136
	China Everbright Bank Co. Ltd. Class A	316,000	136
	Huaxia Bank Co. Ltd. Class A	160,400	136
*,3	Country Garden Holdings Co. Ltd.	2,160,000	134
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	78,600	134
	Advanced Micro-Fabrication Equipment Inc. China Class A	6,958	133
	GF Securities Co. Ltd. Class H	165,000	132
	Yunnan Baiyao Group Co. Ltd. Class A	17,300	132
	Huatai Securities Co. Ltd. Class A	74,500	132
	Beijing Kingsoft Office Software Inc. Class A	5,137	132
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	143,237	128
	Kingboard Laminates Holdings Ltd.	160,500	127
	China Construction Bank Corp. Class A	118,300	126
*,1	Sunac China Holdings Ltd.	964,000	125
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	39,300	125
*	Daqo New Energy Corp. ADR	8,467	125
	JCET Group Co. Ltd. Class A	26,900	124
	China Overseas Property Holdings Ltd.	205,000	124
	Tianli International Holdings Ltd.	225,000	124
	Gushengtang Holdings Ltd.	25,100	124
*,2	Cloud Music Inc.	9,850	124
	JinkoSolar Holding Co. Ltd. ADR	6,437	123
*,2	Ping An Healthcare & Technology Co. Ltd.	94,630	122
	Focus Media Information Technology Co. Ltd. Class A	151,700	122
	Iflytek Co. Ltd. Class A	25,100	122
*,2	Ascentage Pharma Group International	28,500	121
	TCL Technology Group Corp. Class A	217,920	120
	ZTE Corp. Class A	34,300	120
[2]	Jinxin Fertility Group Ltd.	398,000	120

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	119
*	Qinghai Salt Lake Industry Co. Ltd. Class A	57,500	119
	Guangzhou Automobile Group Co. Ltd. Class H	364,000	116
	Fu Shou Yuan International Group Ltd.	228,000	116
	Yihai International Holding Ltd.	77,000	115
	Jiangxi Copper Co. Ltd. Class A	40,300	115
	China Galaxy Securities Co. Ltd. Class A	71,300	112
	Sinotrans Ltd. Class H	242,000	110
*,1,2	East Buy Holding Ltd.	66,500	110
*	XD Inc.	43,000	108
	Greentown Service Group Co. Ltd.	228,000	106
	GoerTek Inc. Class A	35,400	106
	Eoptolink Technology Inc. Ltd. Class A	7,980	106
	SSY Group Ltd.	212,000	105
	China Water Affairs Group Ltd.	176,000	105
*	China Vanke Co. Ltd. Class A	110,700	105
	Jiangsu Expressway Co. Ltd. Class A	54,500	105
*,1	EHang Holdings Ltd. ADR	7,225	105
*	Alibaba Pictures Group Ltd.	2,200,000	104
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	2,326,000	104
[2]	Orient Securities Co. Ltd. Class H	247,600	104
	Shanghai International Airport Co. Ltd. Class A	22,376	104
	Yangzijiang Financial Holding Ltd.	389,200	104
	Eve Energy Co. Ltd. Class A	21,800	103
*,2,3	New Horizon Health Ltd.	56,500	102
	WUS Printed Circuit Kunshan Co. Ltd. Class A	21,840	101
	Henan Shuanghui Investment & Development Co. Ltd. Class A	31,000	101
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	30,200	101
*,1	Canadian Solar Inc.	7,929	100
	Canvest Environmental Protection Group Co. Ltd.	181,000	100
*	ANE Cayman Inc.	101,000	100
	Digital China Holdings Ltd.	242,000	99
	Guangzhou Automobile Group Co. Ltd. Class A	93,700	98
	China Jinmao Holdings Group Ltd.	1,076,000	97
	CSC Financial Co. Ltd. Class A	35,800	97
	Everbright Securities Co. Ltd. Class A	46,500	96
*	Nine Dragons Paper Holdings Ltd.	245,000	95
*,1	Microport Scientific Corp.	151,300	95
	Central China Securities Co. Ltd. Class H	698,000	95
	Anhui Expressway Co. Ltd. Class H	80,000	94
[2]	China Railway Signal & Communication Corp. Ltd. Class H	261,000	94
	China Reinsurance Group Corp. Class H	1,035,000	94
	Shoucheng Holdings Ltd.	559,600	94
[2]	BAIC Motor Corp. Ltd. Class H	392,500	93
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	93
	Guangshen Railway Co. Ltd. Class H	338,000	92
	Guangdong Haid Group Co. Ltd. Class A	16,800	92
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	175,900	92
	Zhongjin Gold Corp. Ltd. Class A	48,700	92
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	45,000	92
*	COFCO Joycome Foods Ltd.	476,000	92
*	China Eastern Airlines Corp. Ltd. Class A	171,700	92
	Montage Technology Co. Ltd. Class A	12,362	92
	First Tractor Co. Ltd. Class H	90,000	91
[3]	Sichuan Expressway Co. Ltd. Class H	224,000	91
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	91
	Flat Glass Group Co. Ltd. Class A	38,300	91
	Shanghai International Port Group Co. Ltd. Class A	107,200	89
*	Seazen Group Ltd.	444,567	89
	Huangshan Tourism Development Co. Ltd. Class B	122,860	88
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	87
	Citic Pacific Special Steel Group Co. Ltd. Class A	53,300	87
	Shengyi Technology Co. Ltd. Class A	34,700	86

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lingyi iTech Guangdong Co. Class A	71,700	85
	China Education Group Holdings Ltd.	151,000	85
	Yum China Holdings Inc.	2,493	84
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	13,260	84
	Skyworth Group Ltd.	225,111	83
	Consun Pharmaceutical Group Ltd.	113,000	83
	Livzon Pharmaceutical Group Inc. Class H	26,300	83
	Chaozhou Three-Circle Group Co. Ltd. Class A	18,400	82
	COSCO SHIPPING Development Co. Ltd. Class A	247,900	82
	CPMC Holdings Ltd.	89,000	81
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	81
	IEIT Systems Co. Ltd. Class A	17,800	81
*,1	Golden Solar New Energy Technology Holdings Ltd.	224,000	81
	Pharmaron Beijing Co. Ltd. Class A	28,020	79
[1]	Flat Glass Group Co. Ltd. Class H	58,000	79
*	Lifetech Scientific Corp.	432,000	78
*	Beijing Capital International Airport Co. Ltd. Class H	256,000	77
	Tianneng Power International Ltd.	108,000	77
	Zhejiang NHU Co. Ltd. Class A	28,256	77
*	Air China Ltd. Class H	178,000	76
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	76
	TCL Electronics Holdings Ltd.	128,000	76
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,000	76
*	Gaotu Techedu Inc. ADR	23,720	75
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	394,400	75
*,2	China Bohai Bank Co. Ltd. Class H	561,500	75
	Jinko Solar Co. Ltd. Class A	73,660	75
	Lonking Holdings Ltd.	408,000	74
	Shanjin International Gold Co. Ltd. Class A	32,800	74
	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,800	74
	Sinotrans Ltd. Class A	114,000	74
	China National Chemical Engineering Co. Ltd. Class A	76,700	74
	Onewo Inc. Class H	33,500	74
*	China Southern Airlines Co. Ltd. Class H	208,000	73
	Sieyuan Electric Co. Ltd. Class A	7,900	73
	Huadong Medicine Co. Ltd. Class A	17,700	73
[2]	Genertec Universal Medical Group Co. Ltd.	128,500	73
*,2	InnoCare Pharma Ltd.	115,000	73
*	GigaDevice Semiconductor Inc. Class A	7,000	72
	Poly Property Services Co. Ltd. Class H	22,000	72
*,2	Bairong Inc. Class B	68,000	71
	China Resources Building Materials Technology Holdings Ltd.	354,000	70
	China BlueChemical Ltd. Class H	280,000	70
	China Risun Group Ltd.	189,000	70
	Goldwind Science & Technology Co. Ltd. Class A	59,100	69
	Huayu Automotive Systems Co. Ltd. Class A	33,000	69
*,2	Legend Holdings Corp. Class H	95,500	68
*	Sohu.com Ltd. ADR	4,291	68
	Ganfeng Lithium Group Co. Ltd. Class A	17,694	68
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	68
	Beijing Tiantan Biological Products Corp. Ltd. Class A	20,280	68
*	Nanfang Zhongjin Environment Co. Ltd. Class A	203,300	68
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	68
	Yutong Bus Co. Ltd. Class A	22,300	67
	Zhejiang Juhua Co. Ltd. Class A	29,000	67
	Guotai Junan Securities Co. Ltd. Class A	32,400	67
	Yuexiu REIT	541,206	66
	China International Marine Containers Group Co. Ltd. Class H	91,250	66
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	66
	Shanghai Rural Commercial Bank Co. Ltd. Class A	70,800	66
	Lufax Holding Ltd. ADR	28,973	66
*	Adicon Holdings Ltd.	57,500	66
*	China Eastern Airlines Corp. Ltd. Class H	252,000	65

ESG International Stock ETF
		Shares	Market Value• ($000)
	JNBY Design Ltd.	37,500	65
	Yunnan Aluminium Co. Ltd. Class A	38,000	65
*,2,3	China Renaissance Holdings Ltd.	70,200	65
*	Fenbi Ltd.	191,500	65
	China Shineway Pharmaceutical Group Ltd.	57,000	64
[2]	China Merchants Securities Co. Ltd. Class H	84,660	64
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	10,900	64
	Lee & Man Paper Manufacturing Ltd.	225,000	63
	Beijing Tongrentang Co. Ltd. Class A	12,700	63
*	Tuya Inc. ADR	40,534	63
	PAX Global Technology Ltd.	107,000	62
	Sinoma International Engineering Co. Class A	46,000	61
*	Hainan Airlines Holding Co. Ltd. Class A	406,062	61
	China Everbright Ltd.	134,000	60
	Shenzhen Expressway Corp. Ltd. Class H	70,000	60
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	60
	Bank of Chongqing Co. Ltd. Class H	95,000	60
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	60
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	59
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	59
	Beijing New Building Materials plc Class A	16,200	59
	Tianqi Lithium Corp. Class A	15,916	59
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	130,100	58
	Tongling Nonferrous Metals Group Co. Ltd. Class A	132,700	58
	China Jushi Co. Ltd. Class A	41,444	58
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	58
*	Xinte Energy Co. Ltd. Class H	64,400	58
	Trina Solar Co. Ltd. Class A	23,655	58
	Concord New Energy Group Ltd.	820,000	57
	China Resources Medical Holdings Co. Ltd.	124,500	57
*,1,2	Weimob Inc.	350,000	57
*	Hopson Development Holdings Ltd.	167,721	57
	Poly Property Group Co. Ltd.	334,000	56
	China Oriental Group Co. Ltd.	390,000	56
	China Overseas Grand Oceans Group Ltd.	285,000	56
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	56
	Orient Securities Co. Ltd. Class A	47,532	56
*	Western Region Gold Co. Ltd. Class A	35,600	56
[1]	Tianqi Lithium Corp. Class H	22,400	56
	Yuexiu Transport Infrastructure Ltd.	120,000	55
*	New Hope Liuhe Co. Ltd. Class A	43,000	55
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	55
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	55
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	15,200	55
	Yunnan Yuntianhua Co. Ltd. Class A	19,000	55
	China Modern Dairy Holdings Ltd.	639,000	54
	Imeik Technology Development Co. Ltd. Class A	2,660	54
	Sun Art Retail Group Ltd.	295,000	53
	Wuxi Taiji Industry Co. Ltd. Class A	70,900	53
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	53
*,2	Maoyan Entertainment	67,800	53
	Shanghai Pudong Construction Co. Ltd. Class A	74,100	53
	Chongqing Rural Commercial Bank Co. Ltd. Class A	75,600	53
[2]	Sunac Services Holdings Ltd.	244,000	53
	NetDragon Websoft Holdings Ltd.	38,500	52
	LB Group Co. Ltd. Class A	22,600	52
[2]	Simcere Pharmaceutical Group Ltd.	69,000	52
	Isoftstone Information Technology Group Co. Ltd. Class A	10,900	52
*	Vnet Group Inc. ADR	18,360	51
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	51
	Beibuwan Port Co. Ltd. Class A	51,190	51
	SG Micro Corp. Class A	5,000	51
	JA Solar Technology Co. Ltd. Class A	36,639	51

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	10,366	51
*,2	Haichang Ocean Park Holdings Ltd.	573,000	51
	China Lilang Ltd.	95,000	50
	COFCO Capital Holdings Co. Ltd. Class A	45,800	50
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	50
	Goneo Group Co. Ltd. Class A	5,220	50
[2]	Angelalign Technology Inc.	7,200	50
*	Sihuan Pharmaceutical Holdings Group Ltd.	704,000	49
	Dong-E-E-Jiao Co. Ltd. Class A	7,000	49
*	Yonyou Network Technology Co. Ltd. Class A	39,600	49
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	49
	APT Medical Inc. Class A	1,007	49
	China Foods Ltd.	146,000	48
	China Lesso Group Holdings Ltd.	136,000	48
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	48
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	48
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	13,200	48
	CSG Holding Co. Ltd. Class B	161,300	47
	Shandong Sun Paper Industry JSC Ltd. Class A	26,500	47
	Shaanxi International Trust Co. Ltd. Class A	118,700	47
	Huagong Tech Co. Ltd. Class A	11,200	47
[2]	Jiumaojiu International Holdings Ltd.	141,000	47
	Humanwell Healthcare Group Co. Ltd. Class A	16,500	47
	Maxscend Microelectronics Co. Ltd. Class A	5,040	47
	SUPCON Technology Co. Ltd. Class A	8,466	47
*	Hainan Airport Infrastructure Co. Ltd. Class A	104,821	47
	Goldwind Science & Technology Co. Ltd. Class H	79,600	46
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	46
	Hundsun Technologies Inc. Class A	20,080	46
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	46
	Wingtech Technology Co. Ltd. Class A	12,600	46
	Ming Yuan Cloud Group Holdings Ltd.	188,000	46
	Changchun High-Tech Industry Group Co. Ltd. Class A	3,900	45
	GEM Co. Ltd. Class A	53,900	45
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	45
*	Yeahka Ltd.	33,200	45
	Bank of Chongqing Co. Ltd. Class A	46,700	45
*,2	Ocumension Therapeutics	63,500	45
	CNGR Advanced Material Co. Ltd. Class A	10,920	45
*	DingDong Cayman Ltd. ADR	20,902	45
*	OFILM Group Co. Ltd. Class A	37,700	44
	Industrial Securities Co. Ltd. Class A	59,880	44
	Gotion High-tech Co. Ltd. Class A	16,600	44
	China International Marine Containers Group Co. Ltd. Class A	41,450	44
[2]	AsiaInfo Technologies Ltd.	66,000	44
	Hangcha Group Co. Ltd. Class A	17,640	44
	Livzon Pharmaceutical Group Inc. Class A	8,500	43
[2]	Everbright Securities Co. Ltd. Class H	66,632	43
	Chongqing Water Group Co. Ltd. Class A	63,700	43
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	43
*	Kingsoft Cloud Holdings Ltd.	263,310	43
*	FIH Mobile Ltd.	399,000	42
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	42
	Xuji Electric Co. Ltd. Class A	10,500	42
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	42
[2]	Blue Moon Group Holdings Ltd.	175,500	42
	Sinofert Holdings Ltd.	316,000	41
	Tiangong International Co. Ltd.	188,000	41
*	China Greatwall Technology Group Co. Ltd. Class A	36,500	41
	Zhejiang Hailiang Co. Ltd. Class A	35,700	41
[2]	A-Living Smart City Services Co. Ltd.	125,500	41
	Hengyi Petrochemical Co. Ltd. Class A	48,000	41
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	41

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	Remegen Co. Ltd. Class H	26,000	41
*,2	Yidu Tech Inc.	97,800	41
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	41
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	40
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	40
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	18,500	40
	BOE Technology Group Co. Ltd. Class B	122,100	39
	COSCO SHIPPING Development Co. Ltd. Class H	320,000	39
	Unisplendour Corp. Ltd. Class A	13,860	39
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	7,000	39
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	20,800	39
	TangShan Port Group Co. Ltd. Class A	56,000	39
*	Q Technology Group Co. Ltd.	65,000	39
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	22,700	39
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	39
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,700	39
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	39
	Eastroc Beverage Group Co. Ltd. Class A	1,200	39
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	39
	GalaxyCore Inc. Class A	25,373	39
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	39
	West China Cement Ltd.	336,000	38
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,600	38
*	Yonghui Superstores Co. Ltd. Class A	114,500	38
	China Zheshang Bank Co. Ltd. Class A	102,140	38
	People.cn Co. Ltd. Class A	15,200	38
*	Zhejiang Century Huatong Group Co. Ltd. Class A	83,400	38
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	38
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	38
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	74,700	37
	Guoyuan Securities Co. Ltd. Class A	41,700	37
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	37
	HLA Group Corp. Ltd. Class A	44,213	37
	MLS Co. Ltd. Class A	34,200	37
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	37
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	37
*,2,3	Venus MedTech Hangzhou Inc. Class H	51,000	37
	Accelink Technologies Co. Ltd. Class A	8,800	36
	YGSOFT Inc. Class A	55,440	36
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	36
	Shanghai Belling Co. Ltd. Class A	12,400	36
	Shenzhen Expressway Corp. Ltd. Class A	27,700	36
	Sunresin New Materials Co. Ltd. Class A	6,400	36
	BOE Varitronix Ltd.	59,000	35
	Hexing Electrical Co. Ltd. Class A	5,300	35
*	Seazen Holdings Co. Ltd. Class A	24,500	35
	Luxi Chemical Group Co. Ltd. Class A	23,200	35
	Bank of Changsha Co. Ltd. Class A	34,700	35
	Grinm Advanced Materials Co. Ltd. Class A	26,600	35
[2]	AK Medical Holdings Ltd.	62,000	35
[2]	Pharmaron Beijing Co. Ltd. Class H	31,150	35
	Youngor Fashion Co. Ltd. Class A	34,299	35
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	35
	Ginlong Technologies Co. Ltd. Class A	4,200	35
	China Railway Materials Co. Ltd. Class A	102,600	35
	People's Insurance Co. Group of China Ltd. Class A	40,900	35
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	35
	Chervon Holdings Ltd.	14,200	35
	Shui On Land Ltd.	446,000	34
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	34
*	Angang Steel Co. Ltd. Class A	118,000	34
*,2,3	Redco Properties Group Ltd.	202,000	34
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	34
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	34
*	Wellhope Foods Co. Ltd. Class A	35,500	34
*,1,2	CanSino Biologics Inc. Class H	14,400	34
	Changzheng Engineering Technology Co. Ltd. Class A	18,300	34
[2]	Linklogis Inc. Class B	176,500	34
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	9,400	34
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	34
	AIMA Technology Group Co. Ltd. Class A	8,250	34
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	4,940	34
	Hunan Valin Steel Co. Ltd. Class A	58,400	33
	Caitong Securities Co. Ltd. Class A	35,800	33
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	33
[2]	Zhou Hei Ya International Holdings Co. Ltd.	171,000	33
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	25,100	33
	Jiangsu Financial Leasing Co. Ltd. Class A	51,700	33
	JCHX Mining Management Co. Ltd. Class A	5,700	33
*,1,2	Alphamab Oncology	105,000	33
	Amlogic Shanghai Co. Ltd. Class A	4,360	33
	Changjiang Securities Co. Ltd. Class A	45,300	32
	Jointown Pharmaceutical Group Co. Ltd. Class A	48,166	32
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	32
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	32
*,2	Red Star Macalline Group Corp. Ltd. Class H	226,000	32
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	32
	Xinyi Energy Holdings Ltd.	324,800	32
[2]	China New Higher Education Group Ltd.	166,000	32
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,013	32
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	35,500	32
*,3	China Dili Group	378,000	32
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	31
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	31
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	31
[2]	Qingdao Port International Co. Ltd. Class H	43,000	31
	New China Life Insurance Co. Ltd. Class A	6,600	31
	Xiamen C & D Inc. Class A	29,900	31
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	31
	Cheng De Lolo Co. Ltd. Class A	30,000	31
*	Hubei Dinglong Co. Ltd. Class A	11,300	31
	Ming Yang Smart Energy Group Ltd. Class A	23,800	31
	Zhejiang Dingli Machinery Co. Ltd. Class A	4,500	31
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	31
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	31
	Huali Industrial Group Co. Ltd. Class A	3,400	31
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	31
	China Yongda Automobiles Services Holdings Ltd.	178,500	30
	Yunnan Tin Co. Ltd. Class A	15,300	30
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	15,000	30
	SooChow Securities Co. Ltd. Class A	34,100	30
	China National Medicines Corp. Ltd. Class A	7,300	30
	Liaoning Port Co. Ltd. Class A	169,500	30
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	30
	Nanjing Gaoke Co. Ltd. Class A	36,400	30
	State Grid Information & Communication Co. Ltd. Class A	12,700	30
	Bloomage Biotechnology Corp. Ltd. Class A	4,292	30
	Cathay Biotech Inc. Class A	5,868	30
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	30
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	30
	FAW Jiefang Group Co. Ltd. Class A	26,200	29
[2]	Midea Real Estate Holding Ltd.	30,600	29
	Shenghe Resources Holding Co. Ltd. Class A	26,300	29
	Xiamen Tungsten Co. Ltd. Class A	12,100	29
	Ningbo Joyson Electronic Corp. Class A	14,200	29

ESG International Stock ETF
		Shares	Market Value• ($000)
	First Capital Securities Co. Ltd. Class A	39,600	29
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	29
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	29
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,352	29
	Anjoy Foods Group Co. Ltd. Class A	2,700	29
	Kangji Medical Holdings Ltd.	39,500	29
	City Development Environment Co. Ltd. Class A	18,700	29
	Fujian Kuncai Material Technology Co. Ltd. Class A	6,440	29
*	Yanlord Land Group Ltd.	88,100	28
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	28
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	28
	Health & Happiness H&H International Holdings Ltd.	26,500	28
	Hisense Visual Technology Co. Ltd. Class A	12,900	28
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	28
	Shanghai Stonehill Technology Co. Ltd. Class A	87,400	28
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	28
	GRG Metrology & Test Group Co. Ltd. Class A	14,900	28
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	28
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	28
[2]	Medlive Technology Co. Ltd.	27,500	28
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	43,400	28
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	28
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	28
	Shenzhen Investment Ltd.	266,000	27
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	27
	China Merchants Port Group Co. Ltd. Class A	9,500	27
	GRG Banking Equipment Co. Ltd. Class A	20,700	27
	China Tianying Inc. Class A	45,200	27
	CSSC Science & Technology Co. Ltd. Class A	17,200	27
	Wuhan Jingce Electronic Group Co. Ltd. Class A	3,400	27
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	27
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	37,400	27
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	7,060	27
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,400	27
	Sichuan Development Lomon Co. Ltd. Class A	25,800	27
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	20,598	27
	China Kings Resources Group Co. Ltd. Class A	7,920	27
*,2	CARsgen Therapeutics Holdings Ltd.	66,500	27
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	27
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	27
	Kingnet Network Co. Ltd. Class A	19,700	26
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	26
	FAWER Automotive Parts Co. Ltd. Class A	42,100	26
	AVIC Industry-Finance Holdings Co. Ltd. Class A	82,900	26
	Xiamen ITG Group Corp. Ltd. Class A	32,000	26
	Topchoice Medical Corp. Class A	4,207	26
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,100	26
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	26
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	26
	Innuovo Technology Co. Ltd. Class A	32,800	26
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	26
	Sinofibers Technology Co. Ltd. Class A	9,000	26
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	26
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	6,800	26
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	26
*	Xinxiang Chemical Fiber Co. Ltd. Class A	47,700	26
	Yibin Tianyuan Group Co. Ltd. Class A	47,940	26
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	26
	Rianlon Corp. Class A	7,200	26
	Qilu Bank Co. Ltd. Class A	41,100	26
	Andon Health Co. Ltd. Class A	4,300	26
	INESA Intelligent Tech Inc. Class B	50,600	25
*	Guangzhou R&F Properties Co. Ltd. Class H	264,800	25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Walvax Biotechnology Co. Ltd. Class A	17,000	25
	China TransInfo Technology Co. Ltd. Class A	22,600	25
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	25
	Perfect World Co. Ltd. Class A	23,000	25
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	34,900	25
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	6,160	25
	SDIC Capital Co. Ltd. Class A	30,300	25
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	25
	Jilin Electric Power Co. Ltd. Class A	37,000	25
	Yunnan Copper Co. Ltd. Class A	15,700	25
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	9,180	25
	Shanghai Haohai Biological Technology Co. Ltd. Class A	2,821	25
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	1,990	25
*	Antong Holdings Co. Ltd. Class A	82,200	25
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	25
*	Nanjing Tanker Corp. Class A	57,500	25
	Willfar Information Technology Co. Ltd. Class A	4,990	25
	Guangdong Provincial Expressway Development Co. Ltd. Class A	15,200	24
	Sinolink Securities Co. Ltd. Class A	23,400	24
	China Film Co. Ltd. Class A	16,828	24
	Han's Laser Technology Industry Group Co. Ltd. Class A	8,800	24
	Konfoong Materials International Co. Ltd. Class A	3,300	24
	Shennan Circuits Co. Ltd. Class A	1,700	24
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	24
*	Bohai Leasing Co. Ltd. Class A	68,400	24
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	24
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	24
*	Shanghai Junshi Biosciences Co. Ltd. Class A	6,375	24
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	24
	Shenzhen Topband Co. Ltd. Class A	17,100	24
	Winner Medical Co. Ltd. Class A	6,800	24
	Foryou Corp. Class A	7,200	24
	Huaxin Cement Co. Ltd. Class H	28,200	24
	China Conch Environment Protection Holdings Ltd.	262,500	24
*	SOHO China Ltd.	288,500	23
*	Jiangsu Hoperun Software Co. Ltd. Class A	7,600	23
	Shenzhen Sunway Communication Co. Ltd. Class A	8,800	23
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	23
	DHC Software Co. Ltd. Class A	35,800	23
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	23
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	23
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	23
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	47,400	23
	Sino-Platinum Metals Co. Ltd. Class A	13,363	23
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	23
	Gaona Aero Material Co. Ltd. Class A	11,680	23
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	23
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	23
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	23
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	39,000	23
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	23
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	23
	Shanghai Huafon Aluminium Corp. Class A	10,400	23
	Shanghai Moons' Electric Co. Ltd. Class A	4,600	23
*,2	Arrail Group Ltd.	49,000	23
*	Qi An Xin Technology Group Inc. Class A	7,104	23
	Triangle Tyre Co. Ltd. Class A	12,000	23
	Huaming Power Equipment Co. Ltd. Class A	8,700	23
	Bestechnic Shanghai Co. Ltd. Class A	1,058	23
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	22
	Thunder Software Technology Co. Ltd. Class A	4,500	22
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	22
	Gemdale Corp. Class A	43,900	22

ESG International Stock ETF
		Shares	Market Value• ($000)
	Advanced Technology & Materials Co. Ltd. Class A	18,300	22
	Beijing United Information Technology Co. Ltd. Class A	7,830	22
	Joinn Laboratories China Co. Ltd. Class A	10,897	22
	Digital China Group Co. Ltd. Class A	6,200	22
*	Canaan Inc. ADR	23,797	22
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	22
	Xiamen Bank Co. Ltd. Class A	31,800	22
	Shenzhen Envicool Technology Co. Ltd. Class A	7,020	22
*	Sinocelltech Group Ltd. Class A	4,651	22
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	22
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	22
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	22
	Gemdale Properties & Investment Corp. Ltd.	924,000	21
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	21
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	21
	Shanghai Jahwa United Co. Ltd. Class A	9,800	21
*	Sinochem International Corp. Class A	40,100	21
	Shandong Linglong Tyre Co. Ltd. Class A	8,700	21
	B-Soft Co. Ltd. Class A	45,260	21
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	21
*,2	CStone Pharmaceuticals	104,000	21
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	12,400	21
[2]	China East Education Holdings Ltd.	70,000	21
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	21
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	21
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	21
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	21
	Shenzhen SED Industry Co. Ltd. Class A	11,800	21
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	10,900	21
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	21
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	5,200	21
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	21
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	21
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	21
*,2	AInnovation Technology Group Co. Ltd.	42,400	21
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	2,662	21
*	COL Group Co. Ltd. Class A	8,500	21
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	32,100	21
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	21
*	Agile Group Holdings Ltd.	358,000	20
	Shenzhen Agricultural Products Group Co. Ltd. Class A	28,200	20
	China Meheco Group Co. Ltd. Class A	13,800	20
*	Greattown Holdings Ltd. Class A	42,300	20
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	20
	Sinocare Inc. Class A	5,700	20
	China Enterprise Co. Ltd. Class A	55,401	20
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	20
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	20
*	Talkweb Information System Co. Ltd. Class A	11,800	20
	DBG Technology Co. Ltd. Class A	7,500	20
	Skshu Paint Co. Ltd. Class A	4,732	20
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	20
	Intco Medical Technology Co. Ltd. Class A	5,300	20
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	20
*	CMGE Technology Group Ltd.	218,000	20
	GCL Energy Technology Co. Ltd. Class A	19,800	20
*	3peak Inc. Class A	1,817	20
	Geovis Technology Co. Ltd. Class A	5,083	20
*	QuantumCTek Co. Ltd. Class A	958	20
	Kingsemi Co. Ltd. Class A	2,331	20
	Hangzhou Iron & Steel Co. Class A	41,300	20
*	Sichuan Hongda Co. Ltd. Class A	23,900	20
	Zhongmin Energy Co. Ltd. Class A	31,200	20

ESG International Stock ETF
		Shares	Market Value• ($000)
	DongFeng Automobile Co. Ltd. Class A	23,400	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	19
	Hainan Strait Shipping Co. Ltd. Class A	27,750	19
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	19
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	33,700	19
	Heilongjiang Agriculture Co. Ltd. Class A	10,700	19
	BBMG Corp. Class A	100,200	19
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	19
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	19
	Wuhu Token Science Co. Ltd. Class A	24,700	19
	Beijing WKW Automotive Parts Co. Ltd. Class A	50,300	19
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	5,800	19
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	19
	Sonoscape Medical Corp. Class A	4,400	19
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	19
*,1,2	XJ International Holdings Co. Ltd.	706,000	19
	Sino Wealth Electronic Ltd. Class A	7,469	19
	Lakala Payment Co. Ltd. Class A	11,000	19
	Shanghai Chinafortune Co. Ltd. Class A	10,600	19
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	19
	Jiangsu Azure Corp. Class A	18,100	19
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	14,448	19
*	Dazhong Mining Co. Ltd.	17,100	19
	Hainan Jinpan Smart Technology Co. Ltd. Class A	4,241	19
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	19
	Sanwei Holding Group Co. Ltd. Class A	12,900	19
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	19
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	19
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	19
	Sealand Securities Co. Ltd. Class A	44,000	18
	Guangdong Tapai Group Co. Ltd. Class A	17,800	18
	Beijing Strong Biotechnologies Inc. Class A	9,900	18
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	18
	BGI Genomics Co. Ltd. Class A	3,600	18
	Oriental Pearl Group Co. Ltd. Class A	20,300	18
	Shandong Hi-speed Co. Ltd. Class A	14,300	18
	Anhui Xinhua Media Co. Ltd. Class A	20,002	18
	Guangzhou Baiyun International Airport Co. Ltd. Class A	13,900	18
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	18
	Valiant Co. Ltd. Class A	15,000	18
	Zhejiang Medicine Co. Ltd. Class A	9,000	18
	CSG Holding Co. Ltd. Class A	24,600	18
	Triumph Science & Technology Co. Ltd. Class A	9,500	18
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	18
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	18
	PhiChem Corp. Class A	11,200	18
*	Hwa Create Co. Ltd. Class A	7,600	18
*	Youdao Inc. ADR	5,399	18
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	18
*,2	Mobvista Inc.	101,000	18
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	6,000	18
	Tibet Mineral Development Co. Ltd. Class A	6,700	18
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	18
	iRay Technology Co. Ltd. Class A	1,369	18
*	Shandong Hi-Speed New Energy Group Ltd.	85,600	18
	Dongfang Electronics Co. Ltd. Class A	12,000	18
	NYOCOR Co. Ltd. Class A	24,700	18
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	18
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	18
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	17
	Suofeiya Home Collection Co. Ltd. Class A	8,600	17
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	62,100	17
	STO Express Co. Ltd. Class A	13,600	17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	17
	Wushang Group Co. Ltd. Class A	17,300	17
	JSTI Group Class A	18,000	17
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	17
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,400	17
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	17
	Hangjin Technology Co. Ltd. Class A	7,800	17
*	Tangrenshen Group Co. Ltd. Class A	24,600	17
	Sai Micro Electronics Inc. Class A	7,600	17
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	17
	China CAMC Engineering Co. Ltd. Class A	17,200	17
	Amoy Diagnostics Co. Ltd. Class A	6,420	17
	Infore Environment Technology Group Co. Ltd. Class A	29,500	17
	Eastern Communications Co. Ltd. Class A	13,600	17
	Anhui Heli Co. Ltd. Class A	7,000	17
*	Dada Nexus Ltd. ADR	15,544	17
	Three's Co. Media Group Co. Ltd. Class A	4,663	17
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	17
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	17
	Raytron Technology Co. Ltd. Class A	4,763	17
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	17
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	17
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	17
	Hangzhou Lion Microelectronics Co. Ltd. Class A	6,000	17
*,2	Microport Cardioflow Medtech Corp.	211,000	17
	Fujian Boss Software Development Co. Ltd. Class A	10,300	17
	Liaoning Chengda Biotechnology Co. Ltd. Class A	5,005	17
*	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	17
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	17
*	CIMC Vehicles Group Co. Ltd. Class A	13,600	17
	Nanjing Cosmos Chemical Co. Ltd. Class A	4,200	17
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	10,700	17
*	Angang Steel Co. Ltd. Class H	110,000	16
*	Sino-Ocean Group Holding Ltd.	455,500	16
	Northeast Securities Co. Ltd. Class A	19,200	16
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	16
	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	16
	Shenzhen Desay Battery Technology Co. Class A	4,680	16
	Zhejiang Jingu Co. Ltd. Class A	15,900	16
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	16
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	16
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	16
	Xinhuanet Co. Ltd. Class A	5,900	16
	China Meidong Auto Holdings Ltd.	72,000	16
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	16
	Shengda Resources Co. Ltd. Class A	11,100	16
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	16
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	16
	China Wafer Level CSP Co. Ltd. Class A	6,000	16
	Risen Energy Co. Ltd. Class A	11,800	16
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	16
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	16
*	Shanghai DZH Ltd. Class A	19,300	16
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	16
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	16
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	16
	Edan Instruments Inc. Class A	13,000	16
*	Roshow Technology Co. Ltd. Class A	20,400	16
	Wuxi NCE Power Co. Ltd. Class A	3,724	16
*	Zhejiang Tiantie Industry Co. Ltd. Class A	29,100	16
	Sineng Electric Co. Ltd. Class A	3,144	16
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	16
	Chengdu RML Technology Co. Ltd. Class A	2,600	16

ESG International Stock ETF
		Shares	Market Value• ($000)
	BMC Medical Co. Ltd. Class A	1,680	16
	ZhongYeDa Electric Co. Ltd. Class A	15,600	16
	Eyebright Medical Technology Beijing Co. Ltd. Class A	1,411	16
	Hualan Biological Vaccine Inc. Class A	6,300	16
	INESA Intelligent Tech Inc. Class A	12,000	16
	Arctech Solar Holding Co. Ltd. Class A	1,920	16
	Jiangzhong Pharmaceutical Co. Ltd. Class A	5,500	16
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	16
	FESCO Group Co. Ltd. Class A	7,800	16
	China South City Holdings Ltd.	682,000	15
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	15
	Beijing BDStar Navigation Co. Ltd. Class A	4,600	15
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	15
*	Alpha Group Class A	18,300	15
	IKD Co. Ltd. Class A	8,900	15
	Estun Automation Co. Ltd. Class A	8,500	15
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	13,400	15
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	119,000	15
	Taiji Computer Corp. Ltd. Class A	7,400	15
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	30,600	15
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	15
	Norinco International Cooperation Ltd. Class A	11,800	15
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	21,400	15
	Beijing eGOVA Co. Ltd. Class A	8,880	15
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	15
	Quectel Wireless Solutions Co. Ltd. Class A	2,469	15
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	37,500	15
*	Minmetals Development Co. Ltd. Class A	17,300	15
	Beijing Sifang Automation Co. Ltd. Class A	6,300	15
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	15
	Shanghai Pret Composites Co. Ltd. Class A	13,700	15
*	China Kepei Education Group Ltd.	88,000	15
*	YaGuang Technology Group Co. Ltd. Class A	24,200	15
	Yankershop Food Co. Ltd. Class A	2,730	15
	CETC Digital Technology Co. Ltd. Class A	6,240	15
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	15
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	15
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	15
	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	15
	Caida Securities Co. Ltd. Class A	18,700	15
	Henan Mingtai Al Industrial Co. Ltd. Class A	8,800	15
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	15
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	15
	Espressif Systems Shanghai Co. Ltd. Class A	1,073	15
	Sichuan Injet Electric Co. Ltd. Class A	2,700	15
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	62,300	15
*	CETC Chips Technology Inc. Class A	10,200	15
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	15
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	15
	Beijing Balance Medical Technology Co. Ltd. Class A	1,086	15
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	15
	Citic Offshore Helicopter Co. Ltd. Class A	6,900	15
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	14
	Leyard Optoelectronic Co. Ltd. Class A	23,300	14
	Aisino Corp. Class A	12,400	14
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,700	14
	Anhui Expressway Co. Ltd. Class A	6,700	14
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	14
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	14
	Dian Diagnostics Group Co. Ltd. Class A	9,400	14
	Zhejiang Wanma Co. Ltd. Class A	15,000	14
*	BOE HC SemiTek Corp.	21,700	14
	Electric Connector Technology Co. Ltd. Class A	3,100	14

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Tianfeng Securities Co. Ltd. Class A	42,500	14
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	14
	Wuchan Zhongda Group Co. Ltd. Class A	23,600	14
	YanTai Shuangta Food Co. Ltd. Class A	24,500	14
	Sanquan Food Co. Ltd. Class A	9,630	14
	China Publishing & Media Co. Ltd. Class A	16,700	14
*	Tongdao Liepin Group	53,600	14
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	14
	Lingyun Industrial Corp. Ltd. Class A	12,300	14
	Fibocom Wireless Inc. Class A	8,820	14
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	14
*	INKON Life Technology Co. Ltd. Class A	12,700	14
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	14
	Xinzhi Group Co. Ltd. Class A	8,300	14
	Arcsoft Corp. Ltd. Class A	3,820	14
	Jade Bird Fire Co. Ltd. Class A	10,690	14
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	14
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	14
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	14
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	14
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	14
	Pylon Technologies Co. Ltd. Class A	2,415	14
	Henan Liliang Diamond Co. Ltd. Class A	4,300	14
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	14
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	14
	XGD Inc. Class A	6,000	14
	Jinhong Gas Co. Ltd. Class A	5,923	14
	Advanced Fiber Resources Zhuhai Ltd. Class A	2,900	14
	TRS Information Technology Corp. Ltd. Class A	8,900	14
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	13
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	13
*	Hytera Communications Corp. Ltd. Class A	23,100	13
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	13
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	13
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	13
	Grandblue Environment Co. Ltd. Class A	4,800	13
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	13
	Huaan Securities Co. Ltd. Class A	21,200	13
	Shanghai M&G Stationery Inc. Class A	3,500	13
	Xiamen Kingdomway Group Co. Class A	6,600	13
	KPC Pharmaceuticals Inc. Class A	6,400	13
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	13
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	13
	New Guomai Digital Culture Co. Ltd. Class A	9,100	13
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	13
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	13
*	COFCO Biotechnology Co. Ltd. Class A	19,000	13
	Edifier Technology Co. Ltd. Class A	8,600	13
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	13
*,2	Shimao Services Holdings Ltd.	139,000	13
	Wondershare Technology Group Co. Ltd. Class A	2,237	13
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	13
	Guangdong Advertising Group Co. Ltd. Class A	18,900	13
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	20,600	13
*	Xian International Medical Investment Co. Ltd. Class A	21,700	13
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	13
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	13
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	4,400	13
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	13
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	13
	GoodWe Technologies Co. Ltd. Class A	1,999	13
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	13
	Sino Biological Inc. Class A	1,700	13

ESG International Stock ETF
		Shares	Market Value• ($000)
	Leader Harmonious Drive Systems Co. Ltd. Class A	1,385	13
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	1,300	13
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	13
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	13
	Southern Publishing & Media Co. Ltd. Class A	7,800	13
	Bank of Lanzhou Co. Ltd. Class A	41,400	13
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	13
	China Railway Construction Heavy Industry Corp. Ltd. Class A	25,620	13
	Hymson Laser Technology Group Co. Ltd. Class A	3,360	13
	XTC New Energy Materials Xiamen Co. Ltd. Class A	3,429	13
	Sinomach Automobile Co. Ltd. Class A	16,900	13
	Yechiu Metal Recycling China Ltd. Class A	41,800	13
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	13
	Mesnac Co. Ltd. Class A	14,000	13
	Stanley Agricultural Group Co. Ltd. Class A	13,300	13
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	13
*	Remegen Co. Ltd. Class A	3,632	13
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	12
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	12
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	12
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	12
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	12
	Guangdong Shirongzhaoye Co. Ltd. Class A	14,300	12
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	12
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	12
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	12
	Sunstone Development Co. Ltd. Class A	8,200	12
	Longshine Technology Group Co. Ltd. Class A	10,300	12
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	12
	Shenzhen Kinwong Electronic Co. Ltd. Class A	3,400	12
*	Beijing Tongtech Co. Ltd. Class A	9,020	12
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	12
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	13,100	12
	Yusys Technologies Co. Ltd. Class A	7,680	12
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	10,600	12
	Sichuan EM Technology Co. Ltd. Class A	12,900	12
*	Yueyang Forest & Paper Co. Ltd. Class A	23,300	12
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	12
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	12
	Jiangsu Gian Technology Co. Ltd. Class A	2,200	12
	Sichuan Jiuzhou Electric Co. Ltd. Class A	9,400	12
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,500	12
[2]	Joinn Laboratories China Co. Ltd. Class H	13,132	12
	BrightGene Bio-Medical Technology Co. Ltd. Class A	3,059	12
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	12
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	12
	Guizhou Chanhen Chemical Corp. Class A	4,900	12
	PNC Process Systems Co. Ltd. Class A	4,320	12
	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	12
	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	12
	Jiangxi Ganneng Co. Ltd. Class A	11,100	12
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	12
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	12
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	12
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	12
	Appotronics Corp. Ltd. Class A	5,638	12
*	Shenyang Jinbei Automotive Co. Ltd. Class A	23,000	12
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	12
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	12
	TDG Holdings Co. Ltd. Class A	13,600	12
	Giantec Semiconductor Corp. Class A	1,729	12
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	12
	Tianneng Battery Group Co. Ltd. Class A	3,458	12

ESG International Stock ETF
		Shares	Market Value• ($000)
*	ABA Chemicals Corp. Class A	15,400	12
	Servyou Software Group Co. Ltd. Class A	3,600	12
	Qiming Information Technology Co. Ltd. Class A	5,100	12
	BBMG Corp. Class H	150,000	11
*	Tianma Microelectronics Co. Ltd. Class A	11,400	11
	Daan Gene Co. Ltd. Class A	14,600	11
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	11
	Qinhuangdao Port Co. Ltd. Class A	23,500	11
	IReader Technology Co. Ltd. Class A	5,000	11
	Shanying International Holding Co. Ltd. Class A	55,000	11
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	11
	Bluestar Adisseo Co. Class A	7,400	11
	Suning Universal Co. Ltd. Class A	43,100	11
	China West Construction Group Co. Ltd. Class A	10,000	11
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	11
	Skyworth Digital Co. Ltd. Class A	6,900	11
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	11
	Ningxia Jiaze New Energy Co. Ltd. Class A	25,800	11
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	11
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	11
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	11
*	Gree Real Estate Co. Ltd. Class A	15,800	11
	Cangzhou Dahua Co. Ltd. Class A	7,900	11
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	11
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	11
	Hongta Securities Co. Ltd. Class A	12,000	11
*	Fulin Precision Co. Ltd. Class A	11,650	11
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	11
	Huadian Heavy Industries Co. Ltd. Class A	16,700	11
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	1,700	11
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	11
*	Yijiahe Technology Co. Ltd. Class A	4,200	11
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	11
	Guangdong Aofei Data Technology Co. Ltd. Class A	8,207	11
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	11
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	11
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,607	11
	Shantui Construction Machinery Co. Ltd. Class A	11,900	11
	Hainan Haide Capital Management Co. Ltd. Class A	16,189	11
	Wuxi Autowell Technology Co. Ltd. Class A	2,066	11
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	11
	Yunnan Energy Investment Co. Ltd. Class A	7,100	11
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	11
	China Science Publishing & Media Ltd. Class A	4,700	11
	Focus Technology Co. Ltd. Class A	3,200	11
*	Lecron Industrial Development Group Co. Ltd. Class A	17,600	11
	ApicHope Pharmaceutical Co. Ltd. Class A	5,000	11
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	11
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	11
	Sichuan Meifeng Chemical IND Class A	11,600	11
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	11
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	11
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	11
	CIG Shanghai Co. Ltd. Class A	3,000	11
	Linktel Technologies Co. Ltd. Class A	1,400	11
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	11
	Center International Group Co. Ltd. Class A	10,700	11
	Toread Holdings Group Co. Ltd. Class A	14,500	11
	Shanghai Baolong Automotive Corp. Class A	2,600	11
	Guomai Technologies Inc. Class A	11,900	10
	Fujian Star-net Communication Co. Ltd. Class A	5,100	10
	Shenzhen Airport Co. Ltd. Class A	11,600	10
	Youzu Interactive Co. Ltd. Class A	9,200	10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	10
*	Huayi Brothers Media Corp. Class A	32,300	10
	Beijing Originwater Technology Co. Ltd. Class A	20,105	10
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	10
	Guocheng Mining Co. Ltd. Class A	7,100	10
	Yunda Holding Co. Ltd. Class A	9,800	10
	Oppein Home Group Inc. Class A	1,600	10
	Dashang Co. Ltd. Class A	4,510	10
*	Sun Create Electronics Co. Ltd. Class A	4,600	10
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	10
	Sichuan Haite High-tech Co. Ltd. Class A	7,900	10
	ORG Technology Co. Ltd. Class A	16,700	10
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	10,100	10
*	China Union Holdings Ltd. Class A	24,600	10
	China Wuyi Co. Ltd. Class A	28,200	10
	Rongan Property Co. Ltd. Class A	33,000	10
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	7,500	10
	Jiangxi Wannianqing Cement Co. Ltd. Class A	15,700	10
	Goldcard Smart Group Co. Ltd. Class A	6,000	10
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	10
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	10
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	10
*	Cinda Real Estate Co. Ltd. Class A	23,500	10
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	10
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	10
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	10
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	10
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	10
	Shanghai SMI Holding Co. Ltd. Class A	20,900	10
	Neusoft Corp. Class A	8,600	10
	State Grid Yingda Co. Ltd. Class A	17,200	10
	Time Publishing & Media Co. Ltd. Class A	9,100	10
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	7,900	10
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	10
	Black Peony Group Co. Ltd. Class A	19,800	10
	Aotecar New Energy Technology Co. Ltd. Class A	30,000	10
*	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	10
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	6,600	10
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	8,500	10
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	5,000	10
	Guangdong Goworld Co. Ltd. Class A	8,900	10
	Baowu Magnesium Technology Co. Ltd. Class A	7,420	10
	Bank of Suzhou Co. Ltd. Class A	10,100	10
	Guangdong Hybribio Biotech Co. Ltd. Class A	12,825	10
	Era Co. Ltd. Class A	18,600	10
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	10
	EIT Environmental Development Group Co. Ltd. Class A	5,800	10
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	10
	Anker Innovations Technology Co. Ltd. Class A	1,170	10
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	10
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	10
	Windey Energy Technology Group Co. Ltd. Class A	7,150	10
	Beyondsoft Corp. Class A	8,800	10
*	Nations Technologies Inc. Class A	7,100	10
	Guangdong Construction Engineering Group Co. Ltd. Class A	21,400	10
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	10
*	Primarius Technologies Co. Ltd. Class A	5,130	10
	Guotai Epoint Software Co. Ltd. Class A	3,521	10
	Innovation New Material Technology Co. Ltd. Class A	17,500	10
	Central China Land Media Co. Ltd. Class A	6,500	10
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	10
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	10
	Shenma Industry Co. Ltd. Class A	11,500	10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	10
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	12,600	10
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	10
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	10
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	10
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	10
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	10
	Insigma Technology Co. Ltd. Class A	15,600	10
*	Guoguang Electric Co. Ltd. Class A	5,900	10
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	10
*	Hunan New Wellful Co. Ltd. Class A	12,900	10
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	9
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	9
	NanJi E-Commerce Co. Ltd. Class A	23,700	9
	C&S Paper Co. Ltd. Class A	9,200	9
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	9
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	9
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	9
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	9
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	9
	Beijing Water Business Doctor Co. Ltd. Class A	15,600	9
	TianShan Material Co. Ltd. Class A	13,800	9
*	Kingsignal Technology Co. Ltd. Class A	9,500	9
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	9
	Tongyu Communication Inc. Class A	5,980	9
	China Great Wall Securities Co. Ltd. Class A	9,400	9
	Shinva Medical Instrument Co. Ltd. Class A	3,900	9
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	9
*	Zhewen Interactive Group Co. Ltd. Class A	15,700	9
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	5,400	9
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	9
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	9
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	9
	Changshu Fengfan Power Equipment Co. Ltd. Class A	16,400	9
	Orient International Enterprise Ltd. Class A	12,000	9
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	9
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	9
	Xinjiang Joinworld Co. Ltd. Class A	9,200	9
	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	9
	Shenzhen Leaguer Co. Ltd. Class A	12,000	9
*	Shaanxi Construction Machinery Co. Ltd. Class A	28,400	9
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	9
	Guangdong Topstar Technology Co. Ltd. Class A	6,100	9
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	9
	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	9
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	9
	Shandong WIT Dyne Health Co. Ltd. Class A	2,300	9
*	Beijing Compass Technology Development Co. Ltd. Class A	1,700	9
	Archermind Technology Nanjing Co. Ltd. Class A	2,080	9
	Autel Intelligent Technology Corp. Ltd. Class A	2,499	9
	Jingjin Equipment Inc. Class A	3,760	9
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	9
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
	Zhongtong Bus Co. Ltd. Class A	7,200	9
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	9
	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	9
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	9
*	Dosilicon Co. Ltd. Class A	3,679	9
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	27,800	9

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kuangda Technology Group Co. Ltd. Class A	16,800	9
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	9
	Digiwin Software Co. Ltd. Class A	3,800	9
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	9
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	9
*	Phenix Optical Co. Ltd. Class A	3,900	9
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	2,240	9
*	Shandong Iron & Steel Co. Ltd. Class A	52,900	9
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	9
	Shanghai Titan Scientific Co. Ltd. Class A	3,934	9
*	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	9
	Guizhou Tyre Co. Ltd. Class A	14,300	9
	Hongrun Construction Group Co. Ltd. Class A	18,800	9
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	9
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	9
	Semitronix Corp. Class A	1,700	9
	Jiangsu General Science Technology Co. Ltd. Class A	13,800	9
	Fujian Apex Software Co. Ltd. Class A	2,400	9
	Qingdao Citymedia Co. Ltd. Class A	9,900	9
	Hainan Expressway Co. Ltd. Class A	15,900	9
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	9
*	Pengxin International Mining Co. Ltd. Class A	27,900	9
	Beijing SDL Technology Co. Ltd. Class A	11,400	9
	Sanchuan Wisdom Technology Co. Ltd. Class A	19,400	9
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	9
	Shanghai Highly Group Co. Ltd. Class A	12,300	9
	Eastern Communications Co. Ltd. Class B	24,000	8
	Joyoung Co. Ltd. Class A	5,800	8
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	8
	Beijing SuperMap Software Co. Ltd. Class A	4,000	8
*	Topsec Technologies Group Inc. Class A	13,800	8
	PCI Technology Group Co. Ltd. Class A	14,900	8
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	8
	Maoye Commercial Co. Ltd. Class A	22,500	8
	Laobaixing Pharmacy Chain JSC Class A	4,326	8
	Zhejiang Narada Power Source Co. Ltd. Class A	6,900	8
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	8
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	8
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	8
	Shunfa Hengneng Corp. Class A	26,200	8
	Shanghai AtHub Co. Ltd. Class A	4,368	8
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	8
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	8
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	8
	Ningbo Yunsheng Co. Ltd. Class A	10,100	8
	Fangda Special Steel Technology Co. Ltd. Class A	15,200	8
	CTS International Logistics Corp. Ltd. Class A	10,800	8
	Jiangsu Etern Co. Ltd. Class A	15,800	8
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	7,200	8
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	8
*	263 Network Communications Co. Ltd. Class A	17,400	8
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	8
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	8
	Bros Eastern Co. Ltd. Class A	12,800	8
	Xiamen Xiangyu Co. Ltd. Class A	11,000	8
*	Merit Interactive Co. Ltd. Class A	5,500	8
	Tianjin Teda Co. Ltd. Class A	17,600	8
	CITIC Press Corp. Class A	2,400	8
*	China Express Airlines Co. Ltd. Class A	9,600	8
	Zhongtai Securities Co. Ltd. Class A	9,800	8
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	8
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	8
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	8

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hanwei Electronics Group Corp. Class A	4,300	8
	Moon Environment Technology Co. Ltd. Class A	6,600	8
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	8
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	8
*	KBC Corp. Ltd. Class A	3,722	8
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
*	Fujian Snowman Group Co. Ltd. Class A	9,600	8
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	8
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	8,900	8
	Marssenger Kitchenware Co. Ltd. Class A	4,800	8
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	8
*	Wencan Group Co. Ltd. Class A	2,800	8
*	Tianjin Trolia Information Technology Co. Ltd. Class A	34,300	8
	Zhejiang Chengchang Technology Co. Ltd. Class A	1,820	8
	Wuxi Paike New Materials Technology Co. Ltd. Class A	1,200	8
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	8
	Zhejiang Huamei Holding Co. Ltd. Class A	18,900	8
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	6,400	8
*	Zhejiang Tony Electronic Co. Ltd. Class A	3,300	8
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	3,300	8
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	8
	Daheng New Epoch Technology Inc. Class A	8,800	8
	Huangshan Novel Co. Ltd. Class A	7,200	8
*	C*Core Technology Co. Ltd. Class A	3,891	8
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	8
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	8
	Solareast Holdings Co. Ltd. Class A	14,200	8
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	9,600	8
*	Anyang Iron & Steel Inc. Class A	40,900	8
*	Hanwang Technology Co. Ltd. Class A	3,500	8
*	Greatoo Intelligent Equipment Inc. Class A	24,400	8
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	8
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	7
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	7
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	7
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	7
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	16,600	7
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	7
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	7
*	GCL System Integration Technology Co. Ltd. Class A	26,800	7
*	Hengdian Entertainment Co. Ltd. Class A	4,700	7
*	5I5J Holding Group Co. Ltd. Class A	20,800	7
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	7
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	7
*	China Fortune Land Development Co. Ltd. Class A	48,900	7
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	15,300	7
	Sumavision Technologies Co. Ltd. Class A	11,000	7
*	Focused Photonics Hangzhou Inc. Class A	4,200	7
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	7
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	7
*	Lier Chemical Co. Ltd. Class A	6,800	7
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	7
	Unilumin Group Co. Ltd. Class A	9,400	7
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	7
	Canny Elevator Co. Ltd. Class A	9,500	7
	Shanghai Bailian Group Co. Ltd. Class A	6,400	7
	Hangzhou Dptech Technologies Co. Ltd. Class A	4,350	7
*	Zhongfu Information Inc. Class A	4,200	7
*	Zhuhai Bojay Electronics Co. Ltd. Class A	1,900	7
	Jinko Power Technology Co. Ltd. Class A	19,500	7
	Shenzhen Comix Group Co. Ltd. Class A	10,700	7
*	Orient Group Inc. Class A	32,200	7

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	7
*	Shenzhen Deren Electronic Co. Ltd. Class A	7,900	7
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	33,800	7
	Shenzhen Click Technology Co. Ltd. Class A	4,400	7
	Chinalin Securities Co. Ltd. Class A	5,200	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
	Xilinmen Furniture Co. Ltd. Class A	3,600	7
*	Nuode New Materials Co. Ltd. Class A	17,200	7
	Qingdao Gaoce Technology Co. Ltd. Class A	4,577	7
	JS Corrugating Machinery Co. Ltd. Class A	5,100	7
	Cybrid Technologies Inc. Class A	5,100	7
	Kidswant Children Products Co. Ltd. Class A	9,400	7
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	7
	Hubei Century Network Technology Co. Ltd. Class A	5,200	7
*	Foshan Yowant Technology Co. Ltd. Class A	11,000	7
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	1,600	7
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	7
	Shanghai Tianchen Co. Ltd. Class A	10,000	7
*	Royal Group Co. Ltd. Class A	16,600	7
*	Sinodata Co. Ltd. Class A	4,800	7
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	7
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	6
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	6
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	6
	Hunan Aihua Group Co. Ltd. Class A	3,800	6
	Ningbo Peacebird Fashion Co. Ltd. Class A	3,600	6
	Renhe Pharmacy Co. Ltd. Class A	8,300	6
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	6
	Goldenmax International Group Ltd. Class A	7,000	6
	Jinneng Science&Technology Co. Ltd. Class A	8,500	6
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	11,700	6
*	Henan Huanghe Whirlwind Co. Ltd. Class A	23,000	6
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,800	6
	Shandong Xiantan Co. Ltd. Class A	7,300	6
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	6
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	6
	Bear Electric Appliance Co. Ltd. Class A	1,100	6
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	6
	Bafang Electric Suzhou Co. Ltd. Class A	2,352	6
	Wuxi Boton Technology Co. Ltd. Class A	2,600	6
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	6
*	Anhui Tatfook Technology Co. Ltd. Class A	6,000	6
*	Shanghai Medicilon Inc. Class A	1,783	6
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	6
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	6
	Jinlei Technology Co. Ltd. Class A	2,700	6
*	Triumph New Energy Co. Ltd. Class A	5,200	6
	Beijing Relpow Technology Co. Ltd. Class A	4,550	6
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	6
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	6
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	6
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	1,400	6
*	CCCG Real Estate Corp. Ltd. Class A	5,900	6
*	Beijing Sinohytec Co. Ltd. Class A	1,911	6
	Macmic Science & Technology Co. Ltd. Class A	3,152	6
*	Delixi New Energy Technology Co. Ltd. Class A	3,000	6
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	6
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	6
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	1,813	6
*	DBAPP Security Ltd. Class A	1,381	6
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,581	6
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	6
	Xiangyu Medical Co. Ltd. Class A	1,656	6

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	6
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	6
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	31,400	5
*	Dongjiang Environmental Co. Ltd. Class A	11,300	5
	Chengzhi Co. Ltd. Class A	4,900	5
*,3	China Grand Automotive Services Group Co. Ltd. Class A	47,600	5
	Luoniushan Co. Ltd. Class A	7,800	5
*	Beijing VRV Software Corp. Ltd. Class A	10,400	5
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	95,300	5
*	Financial Street Holdings Co. Ltd. Class A	16,400	5
	Shenzhen Sinovatio Technology Co. Ltd. Class A	2,400	5
	Porton Pharma Solutions Ltd. Class A	3,200	5
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	5
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	5
*	CanSino Biologics Inc. Class A	948	5
	Truking Technology Ltd. Class A	4,900	5
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	5
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	7,794	5
*	Shanghai Hiuv New Materials Co. Ltd. Class A	1,212	5
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	5
	Baoxiniao Holding Co. Ltd. Class A	10,800	5
	Shenzhen Das Intellitech Co. Ltd. Class A	12,700	4
*	Konka Group Co. Ltd. Class A	10,500	4
	Digital China Information Service Group Co. Ltd. Class A	3,500	4
	Monalisa Group Co. Ltd. Class A	3,500	4
*	Client Service International Inc. Class A	2,850	4
	Lancy Co. Ltd. Class A	2,300	4
	Hangzhou Onechance Tech Corp. Class A	2,000	4
	Ligao Foods Co. Ltd. Class A	1,200	4
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	4
*	Piesat Information Technology Co. Ltd. Class A	1,895	4
	Beijing North Star Co. Ltd. Class H	44,000	3
*	ADAMA Ltd. Class A	5,000	3
	Maccura Biotechnology Co. Ltd. Class A	1,500	3
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	2,800	3
	Shandong Head Group Co. Ltd. Class A	2,000	3
	Jenkem Technology Co. Ltd. Class A	437	3
*	Great Chinasoft Technology Co. Ltd. Class A	6,000	3
*	Guizhou Zhongyida Co. Ltd. Class A	6,000	3
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	3
*,3	Blivex Energy Technology Co. Ltd.	49,300	1
*,3	Yango Group Co. Ltd. Class A	15,800	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
			241,192
Colombia (0.0%)
	Bancolombia SA ADR	4,699	156
Czech Republic (0.0%)
	Komercni Banka A/S	14,587	495
[2]	Moneta Money Bank A/S	72,277	348
			843
Denmark (2.6%)
	Novo Nordisk A/S Class B	515,434	71,599
	DSV A/S	28,362	5,068
	Novonesis (Novozymes) B	58,530	4,064
*	Vestas Wind Systems A/S	169,936	3,883
*	Genmab A/S	10,977	3,053
	Coloplast A/S Class B	21,069	2,869
	Pandora A/S	13,817	2,420
*	Zealand Pharma A/S	11,202	1,476
	AP Moller - Maersk A/S Class B	960	1,435

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tryg A/S	55,502	1,238
*	NKT A/S	8,829	842
	Ringkjoebing Landbobank A/S	4,721	774
*	Demant A/S	16,564	700
	Jyske Bank A/S (Registered)	8,247	662
	ROCKWOOL A/S Class B	1,472	639
*	Ambu A/S Class B	30,653	582
*	ALK-Abello A/S Class B	21,283	566
*	GN Store Nord A/S	24,598	560
	Sydbank A/S	9,550	483
*	Bavarian Nordic A/S	10,939	430
	AP Moller - Maersk A/S Class A	270	393
	Topdanmark A/S	6,042	333
	Alm Brand A/S	157,295	284
	H Lundbeck A/S	38,008	270
	TORM plc Class A	6,552	240
*,2	Netcompany Group A/S	5,066	230
	Spar Nord Bank A/S	10,053	194
	D/S Norden A/S	4,309	178
	Dfds A/S	5,128	140
	Schouw & Co. A/S	1,629	140
	Chemometec A/S	2,439	135
*	NTG Nordic Transport Group A/S	2,484	101
	H Lundbeck A/S Class A	15,796	97
			106,078
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	369,395	662
*	EFG Holding S.A.E.	224,472	110
	Telecom Egypt Co.	67,366	45
	Madinet Masr For Housing & Development	298,477	25
			842
Finland (0.7%)
	Nordea Bank Abp	563,058	6,653
	Nokia OYJ	885,263	3,903
	Sampo OYJ Class A	76,170	3,396
	UPM-Kymmene OYJ	91,497	3,084
	Kone OYJ Class B	55,775	3,008
	Stora Enso OYJ	101,043	1,305
	Elisa OYJ	25,421	1,273
	Kesko OYJ Class B	48,402	981
	Orion OYJ Class B	17,533	929
	Valmet OYJ	28,342	813
	Huhtamaki OYJ	14,482	594
	Kemira OYJ	18,636	456
	Mandatum OYJ	80,076	379
*	QT Group OYJ	3,378	355
	TietoEVRY OYJ	14,683	308
*	Kojamo OYJ	29,350	307
	Nokian Renkaat OYJ	22,781	216
[2]	Terveystalo OYJ	12,303	137
	Revenio Group OYJ	3,330	124
	Tokmanni Group Corp.	6,631	80
	YIT OYJ	25,851	75
	Sanoma OYJ	9,386	70
	Citycon OYJ	10,816	49
	F-Secure OYJ	15,991	37
*	Finnair OYJ	12,264	33
*,3	Ahlstrom-Munksjo OYJ	884	17
			28,582
France (3.9%)
	Sanofi SA	184,509	20,709
	L'Oreal SA	38,906	17,070

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hermes International SCA	5,709	13,664
[1]	EssilorLuxottica SA	51,464	12,204
	BNP Paribas SA	169,415	11,718
	AXA SA	300,086	11,421
	Danone SA	104,061	7,231
	Legrand SA	43,138	4,832
	Cie Generale des Etablissements Michelin SCA	119,542	4,694
	Publicis Groupe SA	38,732	4,272
	Orange SA	319,125	3,640
	STMicroelectronics NV	109,817	3,541
	Kering SA	12,122	3,476
	Societe Generale SA	123,189	2,978
	Credit Agricole SA	172,048	2,695
	Edenred SE	42,628	1,794
	Renault SA	31,981	1,517
	Unibail-Rodamco-Westfield	17,853	1,428
	Carrefour SA	88,584	1,427
	Sodexo SA	14,945	1,329
	Eurofins Scientific SE	22,092	1,261
	Accor SA	29,465	1,242
	Vivendi SE	109,604	1,230
	Getlink SE	62,945	1,135
	Klepierre SA	37,908	1,132
	Teleperformance SE	10,039	1,094
	Gecina SA	9,521	1,046
	Rexel SA	40,887	1,032
	Arkema SA	10,219	948
	Sartorius Stedim Biotech	4,260	866
	BioMerieux	7,049	816
	Elis SA	31,976	790
	Ipsen SA	5,844	709
	Aeroports de Paris SA	5,349	700
[2]	Amundi SA	8,982	675
	Covivio SA	10,291	573
	SCOR SE	26,633	555
*	SOITEC	4,416	551
	Wendel SE	5,205	527
	Rubis SCA	15,289	492
[2]	Neoen SA	11,343	485
	Eurazeo SE	5,773	455
	Sopra Steria Group	2,232	430
	Valeo SE	38,594	411
*,2	Worldline SA	43,176	393
	IPSOS SA	5,854	361
*	Pluxee NV	14,637	346
	SES SA Class A ADR	63,401	341
[2]	Verallia SA	11,402	338
	SEB SA	3,202	333
*	Ubisoft Entertainment SA	16,791	318
	Virbac SACA	653	250
	Societe BIC SA	3,675	248
	Coface SA	15,286	246
	Forvia SE (XPAR)	23,875	243
*	JCDecaux SE	11,690	241
*	ID Logistics Group SACA	519	239
	Eurazeo SE (XPAR)	2,999	236
	Imerys SA	6,414	215
[1]	VusionGroup	1,260	197
[2]	Ayvens SA	24,442	169
*,1	Air France-KLM	17,648	160
	Carmila SA	7,818	144
	Interparfums SA	2,765	139
	Mercialys SA	10,812	138

ESG International Stock ETF
		Shares	Market Value• ($000)
	Trigano SA	1,174	137
	Argan SA	1,539	130
	Peugeot Invest SA	1,412	126
*	Eutelsat Communications SACA	26,152	124
	SEB SA (XPAR)	1,189	124
	Lagardere SA	4,495	113
	Metropole Television SA	8,254	112
	Television Francaise 1 SA	12,477	111
	Altarea SCA	908	100
*	Exclusive Networks SA	3,539	92
	Quadient SA	4,604	88
	ICADE	3,864	86
	Derichebourg SA	15,041	84
	LISI SA	2,198	70
	Opmobility	7,053	68
*	Voltalia SA (Registered)	7,203	66
*	Nexity SA	6,040	64
*,2	Elior Group SA	15,833	57
	Antin Infrastructure Partners SA	4,064	56
*,1	Valneva SE	15,268	55
	Fnac Darty SA	1,500	49
	Beneteau SACA	4,558	45
	Vetoquinol SA	410	43
*,1	Euroapi SA	9,450	43
	Vicat SACA	1,066	37
*,2	X-Fab Silicon Foundries SE	6,005	36
*	Believe SA	2,144	35
	Forvia SE (MTAA)	2,833	29
*,1	OVH Groupe SAS	4,002	27
	GL Events SACA	1,144	22
	Manitou BF SA	983	21
	Jacquet Metals SACA	1,040	18
	Equasens	331	17
	Bonduelle SCA	2,165	16
*,2	Aramis Group SAS	2,503	15
	Boiron SA	374	14
			158,420
Germany (4.9%)
	SAP SE	184,887	40,572
	Allianz SE (Registered)	65,879	20,466
	Deutsche Telekom AG (Registered)	564,636	16,066
	Mercedes-Benz Group AG	140,858	9,709
	Infineon Technologies AG	219,032	8,038
	Deutsche Post AG	166,396	7,223
	adidas AG	27,862	7,148
	Deutsche Boerse AG	31,047	6,980
	Deutsche Bank AG (Registered)	330,396	5,406
	Bayer AG (Registered)	166,072	5,128
	Bayerische Motoren Werke AG	49,723	4,614
	Merck KGaA	21,833	4,261
	Vonovia SE	117,171	4,050
	Daimler Truck Holding AG	88,520	3,403
	Symrise AG Class A	22,217	2,932
	Hannover Rueck SE	10,262	2,911
[2]	Siemens Healthineers AG	46,989	2,739
	Commerzbank AG	174,789	2,592
*	Fresenius SE & Co. KGaA	70,099	2,589
	Heidelberg Materials AG	23,242	2,469
	Beiersdorf AG	16,767	2,425
	Henkel AG & Co. KGaA	23,935	1,990
*,2	Covestro AG	31,455	1,928
*	QIAGEN NV	37,137	1,708

ESG International Stock ETF
		Shares	Market Value• ($000)
	Brenntag SE	22,440	1,669
	GEA Group AG	29,705	1,397
	Fresenius Medical Care AG	34,809	1,344
	Continental AG	18,688	1,264
	LEG Immobilien SE	12,896	1,245
*,2	Delivery Hero SE Class A	33,595	1,060
	Nemetschek SE	9,376	982
[2]	Scout24 SE	12,765	974
*,2	Zalando SE	36,976	959
	Knorr-Bremse AG	10,541	867
	Evonik Industries AG	38,438	853
	Rational AG	790	797
	Talanx AG	8,898	767
	Puma SE	17,120	739
	Gerresheimer AG	5,994	687
	Deutsche Lufthansa AG (Registered)	103,509	672
	Bechtle AG	14,819	639
	Freenet AG	21,843	636
*	TUI AG	76,672	506
	KION Group AG	12,649	493
	Carl Zeiss Meditec AG	6,268	460
	LANXESS AG	15,133	427
	HUGO BOSS AG	10,236	427
*	TAG Immobilien AG	24,664	405
	Aurubis AG	5,306	401
	K+S AG (Registered)	31,916	378
	Stroeer SE & Co. KGaA	5,500	360
	AIXTRON SE	18,330	353
*	Nordex SE	22,081	352
	FUCHS SE	10,019	343
	Krones AG	2,409	330
*,2	TeamViewer SE	23,522	325
	United Internet AG (Registered)	14,309	302
	Siltronic AG	3,695	302
*	Fraport AG Frankfurt Airport Services Worldwide	5,751	291
*	Aroundtown SA	114,059	290
	Jenoptik AG	9,053	282
*	Encavis AG	14,015	267
[2]	DWS Group GmbH & Co. KGaA	6,510	252
	Wacker Chemie AG	2,306	223
*	HelloFresh SE	26,996	222
	Schott Pharma AG & Co. KGaA	5,248	209
*	Hypoport SE	693	205
[2]	Befesa SA	6,754	203
*	Evotec SE	27,421	202
	flatexDEGIRO AG	13,702	198
	ProSiebenSat.1 Media SE	30,549	194
	CANCOM SE	6,384	191
	Stabilus SE	4,362	191
*	Grand City Properties SA	13,736	189
	Duerr AG	8,588	188
	RTL Group SA	5,734	187
	Fielmann Group AG	3,787	185
*,2	Redcare Pharmacy NV	1,210	169
	Atoss Software SE	1,060	163
	Deutsche Wohnen SE	6,821	162
	Suedzucker AG	11,157	150
*,2	Auto1 Group SE	14,476	148
	Kontron AG	7,644	144
	Hornbach Holding AG & Co. KGaA	1,578	139
[1]	PNE AG	9,583	137
	GRENKE AG	4,528	127
	Elmos Semiconductor SE	1,318	120

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Ionos SE	4,032	116
	Eckert & Ziegler SE	2,398	115
*,2	Deutsche Pfandbriefbank AG	20,674	114
*	Nagarro SE	1,273	108
	Salzgitter AG	5,980	105
	Deutz AG	20,004	105
	KWS Saat SE & Co. KGaA	1,378	104
	Sixt SE	1,407	99
	1&1 AG	6,154	98
	METRO AG	17,397	92
	Dermapharm Holding SE	2,315	89
*	CECONOMY AG	27,072	79
	Vossloh AG	1,407	75
	Norma Group SE	4,214	69
	CompuGroup Medical SE & Co. KGaA	3,988	69
*	Encavis AG (XETR)	3,504	66
	Wacker Neuson SE	3,980	64
	Draegerwerk AG & Co. KGaA	1,290	63
	Vitesco Technologies Group AG	1,048	61
	Energiekontor AG	948	61
	Hamburger Hafen und Logistik AG	3,695	61
	Verbio SE	3,048	58
	Deutsche EuroShop AG	2,227	56
	GFT Technologies SE	2,312	55
	Deutsche Beteiligungs AG	1,809	50
	Adtran Networks SE	2,375	50
	Sartorius AG	220	48
	PATRIZIA SE	5,145	47
	STRATEC SE	976	47
*	Thyssenkrupp Nucera AG & Co. KGaA	4,389	45
	Adesso SE	475	35
	Takkt AG	2,938	34
	SMA Solar Technology AG	1,388	32
*,3	New Work SE	359	26
*	About You Holding SE	6,895	24
	Secunet Security Networks AG	181	21
*,1	BayWa AG	1,543	20
*	Basler AG	1,584	17
	ElringKlinger AG	1,438	7
	Wuestenrot & Wuerttembergische AG	318	4
	Hamburger Hafen und Logistik AG (XETR)	195	4
			199,183
Greece (0.1%)
	National Bank of Greece SA	127,561	1,109
	Eurobank Ergasias Services & Holdings SA	435,338	993
	Piraeus Financial Holdings SA	163,035	703
	Alpha Services & Holdings SA	380,115	650
	Hellenic Telecommunications Organization SA	30,000	486
	JUMBO SA	17,229	436
*	GEK Terna SA	11,495	223
	Titan Cement International SA	5,218	182
	Terna Energy SA	6,703	142
	Aegean Airlines SA	9,423	114
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	87
	Fourlis Holdings SA	18,266	82
	Sarantis SA	4,643	51
*	LAMDA Development SA	5,679	44
	Autohellas Tourist & Trading SA	2,922	37
	Holding Co. ADMIE IPTO SA	12,993	31
	Ellaktor SA	13,171	30
	Viohalco SA	4,507	29
	Quest Holdings SA	2,608	15

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Epsilon Net SA	259	3
			5,447
Hong Kong (1.2%)
	AIA Group Ltd.	1,896,200	13,354
	Hong Kong Exchanges & Clearing Ltd.	214,500	6,545
	Techtronic Industries Co. Ltd.	222,000	2,975
	Sun Hung Kai Properties Ltd.	246,500	2,395
	Link REIT	442,720	2,081
	BOC Hong Kong Holdings Ltd.	626,500	1,967
	Lenovo Group Ltd.	1,302,000	1,590
	Hang Seng Bank Ltd.	125,600	1,512
[2]	WH Group Ltd.	1,374,592	997
	MTR Corp. Ltd.	250,000	879
	Wharf Real Estate Investment Co. Ltd.	266,000	772
	Sino Land Co. Ltd.	658,000	704
[2]	ESR Group Ltd.	448,200	692
	Henderson Land Development Co. Ltd.	221,400	688
	Hongkong Land Holdings Ltd.	178,800	671
	PRADA SpA	86,400	616
	ASMPT Ltd.	53,100	599
[2]	Samsonite International SA	227,100	574
	SITC International Holdings Co. Ltd.	226,000	532
	AAC Technologies Holdings Inc.	119,000	506
	Swire Pacific Ltd. Class B	385,000	504
	PCCW Ltd.	859,590	486
	Want Want China Holdings Ltd.	772,000	446
	Wharf Holdings Ltd.	164,000	429
	Swire Properties Ltd.	208,600	382
	Orient Overseas International Ltd.	22,000	305
	Swire Pacific Ltd. Class A	35,500	301
[2]	BOC Aviation Ltd.	32,800	283
	Bank of East Asia Ltd.	218,600	278
	Chow Tai Fook Jewellery Group Ltd.	295,000	250
	Hang Lung Properties Ltd.	328,000	249
	Hysan Development Co. Ltd.	146,000	235
	Kerry Properties Ltd.	115,500	216
	Pacific Basin Shipping Ltd.	768,000	211
	Yue Yuen Industrial Holdings Ltd.	103,000	178
	Stella International Holdings Ltd.	93,000	176
	First Pacific Co. Ltd.	326,000	174
	United Laboratories International Holdings Ltd.	152,000	173
*	MMG Ltd.	571,200	162
	Cathay Pacific Airways Ltd.	144,181	147
	VTech Holdings Ltd.	22,600	146
	Man Wah Holdings Ltd.	226,800	134
	Fortune REIT	220,000	120
*	Cowell e Holdings Inc.	39,000	115
	Shangri-La Asia Ltd.	170,000	104
	Luk Fook Holdings International Ltd.	55,180	102
	Hang Lung Group Ltd.	84,000	96
	Vitasoy International Holdings Ltd.	130,000	81
	DFI Retail Group Holdings Ltd.	39,400	73
	Johnson Electric Holdings Ltd.	48,500	66
	Giordano International Ltd.	300,000	66
*	IGG Inc.	159,000	66
	Dah Sing Financial Holdings Ltd.	22,000	65
*,2	FIT Hon Teng Ltd.	221,000	65
	Champion REIT	229,000	54
	China Travel International Investment Hong Kong Ltd.	412,000	53
	Dah Sing Banking Group Ltd.	58,800	51
	Nexteer Automotive Group Ltd.	142,000	50
*,2	Everest Medicines Ltd.	18,000	48

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Vobile Group Ltd.	247,000	46
*,1	Realord Group Holdings Ltd.	64,000	44
	Value Partners Group Ltd.	241,000	43
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	43
	Cafe de Coral Holdings Ltd.	40,000	41
	CITIC Telecom International Holdings Ltd.	133,000	39
	Theme International Holdings Ltd.	770,000	39
	Kerry Logistics Network Ltd.	39,500	35
[2]	JS Global Lifestyle Co. Ltd.	176,000	35
	HKBN Ltd.	97,500	34
	SmarTone Telecommunications Holdings Ltd.	65,000	32
	Truly International Holdings Ltd.	258,000	31
	Chow Sang Sang Holdings International Ltd.	35,000	30
	VSTECS Holdings Ltd.	52,000	29
	Far East Consortium International Ltd.	168,000	26
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	25
*	Hong Kong Technology Venture Co. Ltd.	114,312	25
	Asia Cement China Holdings Corp.	93,000	25
*,2	IMAX China Holding Inc.	24,100	24
*	Texhong International Group Ltd.	49,000	22
	Prosperity REIT	113,000	21
	Singamas Container Holdings Ltd.	216,000	19
	LK Technology Holdings Ltd.	57,500	18
	Sa Sa International Holdings Ltd.	190,000	16
*	Television Broadcasts Ltd.	38,900	16
*,2	Fosun Tourism Group	36,400	16
*	Shun Tak Holdings Ltd.	180,000	15
*	C-Mer Medical Holdings Ltd.	52,000	15
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	70,800	15
	SUNeVision Holdings Ltd.	33,000	14
*	Powerlong Real Estate Holdings Ltd.	218,000	14
	Guotai Junan International Holdings Ltd.	128,000	10
*	Kingkey Financial International Holdings Ltd.	1,520,000	10
	K Wah International Holdings Ltd.	26,000	6
*,2	Frontage Holdings Corp.	82,000	6
	EC Healthcare	31,000	4
*,2	Sirnaomics Ltd.	11,950	4
			48,676
Hungary (0.1%)
	OTP Bank Nyrt.	38,914	2,003
	Richter Gedeon Nyrt.	25,144	762
	Magyar Telekom Telecommunications plc	55,008	159
			2,924
Iceland (0.0%)
[2]	Arion Banki HF	240,114	243
	Sjova-Almennar Tryggingar hf	152,709	42
	Vatryggingafelag Islands Hf	226,296	24
	Siminn HF	238,478	17
			326
India (5.9%)
	HDFC Bank Ltd.	948,646	18,551
	Infosys Ltd.	595,995	13,837
	Bharti Airtel Ltd. (XNSE)	434,596	8,236
	ICICI Bank Ltd.	530,911	7,786
	Axis Bank Ltd.	384,628	5,394
	Hindustan Unilever Ltd.	148,437	4,918
	Sun Pharmaceutical Industries Ltd.	182,566	3,966
	HCL Technologies Ltd.	177,447	3,710
	Bajaj Finance Ltd.	42,676	3,664
*	Zomato Ltd.	1,154,676	3,446
	Maruti Suzuki India Ltd.	23,042	3,412
	Titan Co. Ltd.	68,532	2,914

ESG International Stock ETF
		Shares	Market Value• ($000)
	State Bank of India	299,550	2,912
	Asian Paints Ltd.	76,285	2,848
	Power Grid Corp. of India Ltd.	702,226	2,828
	Trent Ltd.	30,406	2,592
	UltraTech Cement Ltd.	19,159	2,583
	Adani Ports & Special Economic Zone Ltd.	123,417	2,182
	Grasim Industries Ltd.	65,057	2,094
*	Jio Financial Services Ltd.	531,500	2,037
*	Suzlon Energy Ltd.	1,985,716	1,797
	Shriram Finance Ltd.	46,819	1,792
	Nestle India Ltd.	59,582	1,776
	Cipla Ltd.	89,232	1,762
	Kotak Mahindra Bank Ltd.	82,762	1,758
*,2	InterGlobe Aviation Ltd.	29,457	1,694
	Dr Reddy's Laboratories Ltd.	20,079	1,682
	Power Finance Corp. Ltd.	243,644	1,597
*	Adani Green Energy Ltd.	70,752	1,550
	Tata Consumer Products Ltd.	108,091	1,547
	REC Ltd.	209,184	1,546
[2]	SBI Life Insurance Co. Ltd.	69,296	1,528
	Wipro Ltd.	233,885	1,502
*,2	Avenue Supermarts Ltd.	24,966	1,466
	Bajaj Auto Ltd.	11,221	1,457
[2]	HDFC Life Insurance Co. Ltd.	163,438	1,440
	Hero MotoCorp Ltd.	21,730	1,415
	Varun Beverages Ltd.	77,883	1,394
	Britannia Industries Ltd.	19,707	1,377
	Eicher Motors Ltd.	23,164	1,371
	Apollo Hospitals Enterprise Ltd.	16,356	1,352
	Bajaj Finserv Ltd.	63,185	1,344
	TVS Motor Co. Ltd.	39,388	1,321
	Divi's Laboratories Ltd.	21,133	1,285
	Cholamandalam Investment & Finance Co. Ltd.	68,407	1,188
*	Indus Towers Ltd.	214,158	1,171
	Info Edge India Ltd.	12,752	1,168
	Indian Hotels Co. Ltd. Class A	147,597	1,141
	Max Healthcare Institute Ltd.	109,914	1,131
	Persistent Systems Ltd.	17,574	1,084
	Godrej Consumer Products Ltd.	60,155	1,062
	Lupin Ltd.	39,472	1,055
	Samvardhana Motherson International Ltd.	445,681	1,039
	DLF Ltd.	102,630	1,035
[2]	ICICI Lombard General Insurance Co. Ltd.	39,834	1,019
*	Yes Bank Ltd.	3,395,804	958
	Colgate-Palmolive India Ltd.	21,715	943
	Pidilite Industries Ltd.	25,137	937
	Dixon Technologies India Ltd.	5,949	934
	CG Power & Industrial Solutions Ltd.	108,536	901
	Havells India Ltd.	39,383	892
[2]	HDFC Asset Management Co. Ltd.	16,657	878
	Voltas Ltd.	40,053	833
	Aurobindo Pharma Ltd.	44,090	825
	Coforge Ltd.	10,503	796
	PI Industries Ltd.	13,257	711
	SRF Ltd.	23,167	709
	Dabur India Ltd.	93,064	707
	Phoenix Mills Ltd.	15,726	707
	Tube Investments of India Ltd.	14,688	706
	Bharti Airtel Ltd.	48,474	690
	Rail Vikas Nigam Ltd.	94,845	689
	Ashok Leyland Ltd.	225,044	688
	Mphasis Ltd.	18,563	687
	Torrent Pharmaceuticals Ltd.	16,521	687

ESG International Stock ETF
		Shares	Market Value• ($000)
	Marico Ltd.	89,032	687
	Federal Bank Ltd.	295,135	685
	Supreme Industries Ltd.	10,711	675
	Embassy Office Parks REIT	144,474	669
*	Vodafone Idea Ltd.	3,501,352	653
[2]	Indian Railway Finance Corp. Ltd.	302,861	646
[2]	Macrotech Developers Ltd.	42,761	639
	Crompton Greaves Consumer Electricals Ltd.	111,417	633
	UPL Ltd.	87,932	627
	Alkem Laboratories Ltd.	8,484	625
	KPIT Technologies Ltd.	28,085	609
	Zydus Lifesciences Ltd.	43,950	591
	Bosch Ltd.	1,513	584
	NHPC Ltd.	498,015	570
	APL Apollo Tubes Ltd.	32,635	569
[2]	ICICI Prudential Life Insurance Co. Ltd.	63,255	568
*	FSN E-Commerce Ventures Ltd.	224,735	556
	Indian Railway Catering & Tourism Corp. Ltd.	49,185	547
	Bank of Baroda	176,337	526
	Tata Elxsi Ltd.	5,517	526
	KEI Industries Ltd.	9,561	525
	Bajaj Holdings & Investment Ltd.	4,337	520
	Fortis Healthcare Ltd.	78,951	519
*	Max Financial Services Ltd.	39,681	508
	Glenmark Pharmaceuticals Ltd.	24,551	507
	NMDC Ltd.	190,087	505
	Punjab National Bank	363,591	505
*	IDFC First Bank Ltd.	572,178	504
	Page Industries Ltd.	990	502
	Oracle Financial Services Software Ltd.	3,770	494
[2]	AU Small Finance Bank Ltd.	60,110	494
	Kalyan Jewellers India Ltd.	65,181	478
[2]	Sona Blw Precision Forgings Ltd.	58,348	476
	Jubilant Foodworks Ltd.	59,920	465
	Prestige Estates Projects Ltd.	21,184	458
	Balkrishna Industries Ltd.	13,507	456
*	Delhivery Ltd.	91,155	456
	JK Cement Ltd.	8,563	455
*	GMR Airports Infrastructure Ltd.	398,139	449
	Astral Ltd.	19,561	448
	Blue Star Ltd.	21,907	446
	Muthoot Finance Ltd.	18,838	442
	Exide Industries Ltd.	74,659	438
*	One 97 Communications Ltd.	57,985	431
	Tata Communications Ltd.	18,397	430
	LIC Housing Finance Ltd.	53,107	427
	Coromandel International Ltd.	20,346	427
	Amara Raja Energy & Mobility Ltd.	23,382	424
	Canara Bank	318,137	424
	360 ONE WAM Ltd.	32,683	418
	Oberoi Realty Ltd.	19,015	402
	Deepak Nitrite Ltd.	11,462	398
	Computer Age Management Services Ltd.	7,793	396
	SBI Cards & Payment Services Ltd.	45,707	394
	BSE Ltd.	11,437	387
	UNO Minda Ltd.	26,977	378
	ACC Ltd.	13,561	377
	IDFC Ltd.	281,283	375
	Union Bank of India Ltd.	253,570	368
	Ipca Laboratories Ltd.	22,125	365
	Mahindra & Mahindra Financial Services Ltd.	96,880	363
	Atul Ltd.	3,793	360
[2]	Laurus Labs Ltd.	63,719	357

ESG International Stock ETF
		Shares	Market Value• ($000)
	Emami Ltd.	36,251	352
	Carborundum Universal Ltd.	19,313	351
	AIA Engineering Ltd.	6,825	350
	Apollo Tyres Ltd.	58,648	345
	Tata Chemicals Ltd.	26,385	341
	Cholamandalam Financial Holdings Ltd.	17,195	328
	Schaeffler India Ltd.	6,954	327
	Sundram Fasteners Ltd.	19,854	320
	Biocon Ltd.	74,892	320
	Berger Paints India Ltd.	46,816	319
	Brigade Enterprises Ltd.	21,921	315
	Central Depository Services India Ltd.	18,292	313
[2]	Bandhan Bank Ltd.	128,670	308
	Linde India Ltd.	3,572	308
	National Aluminium Co. Ltd.	141,027	307
	IIFL Finance Ltd.	56,200	306
	Indian Bank	44,660	302
	Elgi Equipments Ltd.	36,159	300
	Hindustan Zinc Ltd.	49,919	298
	Whirlpool of India Ltd.	11,377	296
	Natco Pharma Ltd.	15,901	292
	Thermax Ltd.	5,580	291
*,2	Krishna Institute of Medical Sciences Ltd.	9,647	291
	Dalmia Bharat Ltd.	12,873	290
	Angel One Ltd.	9,301	287
	Escorts Kubota Ltd.	6,114	281
	NCC Ltd.	73,465	280
[2]	Syngene International Ltd.	26,795	278
	Housing & Urban Development Corp. Ltd.	82,706	277
	Great Eastern Shipping Co. Ltd.	17,052	271
	JB Chemicals & Pharmaceuticals Ltd.	11,620	271
	Hitachi Energy India Ltd.	1,796	259
	Kalpataru Projects International Ltd.	15,940	256
*	Aditya Birla Fashion & Retail Ltd.	68,324	254
*	Kaynes Technology India Ltd.	4,473	254
	Multi Commodity Exchange of India Ltd.	4,048	250
[2]	Nippon Life India Asset Management Ltd.	31,168	250
	Sonata Software Ltd.	31,458	250
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	247
	Gujarat Fluorochemicals Ltd.	6,513	246
	Century Textiles & Industries Ltd.	8,565	244
*	Suven Pharmaceuticals Ltd.	18,972	243
	Aarti Industries Ltd.	32,265	242
	Manappuram Finance Ltd.	93,394	241
	SKF India Ltd.	3,827	241
	Redington Ltd.	99,304	239
	Ajanta Pharma Ltd.	6,183	239
	ZF Commercial Vehicle Control Systems India Ltd.	1,271	236
	Himadri Speciality Chemical Ltd.	37,769	236
	KEC International Ltd.	20,786	235
	Piramal Enterprises Ltd.	18,826	234
*	Aditya Birla Capital Ltd.	88,884	233
	Finolex Cables Ltd.	13,385	232
	Kajaria Ceramics Ltd.	14,110	227
*	Zee Entertainment Enterprises Ltd.	134,696	226
	NBCC India Ltd.	101,474	226
	Motherson Sumi Wiring India Ltd.	268,526	226
	Grindwell Norton Ltd.	7,784	226
[2]	Aster DM Healthcare Ltd.	45,679	222
[2]	RBL Bank Ltd.	81,059	220
[2]	Dr Lal PathLabs Ltd.	5,395	220
	Granules India Ltd.	25,705	220
	Birlasoft Ltd.	26,813	215

ESG International Stock ETF
		Shares	Market Value• ($000)
	Navin Fluorine International Ltd.	5,457	215
*,2	PNB Housing Finance Ltd.	18,371	214
	Welspun Corp. Ltd.	25,124	213
	Motilal Oswal Financial Services Ltd.	24,812	213
	Bank of India	150,769	212
[2]	Indian Energy Exchange Ltd.	86,389	210
	Poly Medicure Ltd.	7,295	203
*	PVR Inox Ltd.	11,132	201
	Narayana Hrudayalaya Ltd.	13,025	197
	Karur Vysya Bank Ltd.	73,998	196
*	Finolex Industries Ltd.	52,670	196
	Poonawalla Fincorp Ltd.	42,129	195
*	Affle India Ltd.	10,011	195
	Triveni Turbine Ltd.	22,712	195
	Chambal Fertilisers & Chemicals Ltd.	31,192	194
	Piramal Pharma Ltd.	85,888	194
	Neuland Laboratories Ltd.	1,294	193
	Swan Energy Ltd.	23,875	193
	UTI Asset Management Co. Ltd.	13,965	191
*,2	Tejas Networks Ltd.	12,166	191
	Zensar Technologies Ltd.	20,622	189
	Intellect Design Arena Ltd.	15,767	187
	Jindal Saw Ltd.	22,737	185
	Bayer CropScience Ltd.	2,462	185
	Balrampur Chini Mills Ltd.	25,755	184
	IRB Infrastructure Developers Ltd.	240,969	182
	V-Guard Industries Ltd.	32,871	180
*	Strides Pharma Science Ltd.	10,999	176
	Sobha Ltd.	8,622	174
	Jubilant Pharmova Ltd. Class A	15,700	172
	Can Fin Homes Ltd.	16,725	172
*,2	Lemon Tree Hotels Ltd.	107,192	172
*	Amber Enterprises India Ltd.	3,167	169
	City Union Bank Ltd.	82,480	168
	Voltamp Transformers Ltd.	990	167
	Bombay Burmah Trading Co.	5,532	164
	Hindustan Copper Ltd.	41,186	164
	EIH Ltd.	35,540	162
*	Global Health Ltd.	11,941	162
	Ramkrishna Forgings Ltd.	13,998	162
	EID Parry India Ltd.	15,993	158
*	Aavas Financiers Ltd.	7,648	157
	Firstsource Solutions Ltd.	43,174	156
	Bata India Ltd.	8,954	155
	CRISIL Ltd.	2,921	155
[2]	Mindspace Business Parks REIT	38,203	154
	Lakshmi Machine Works Ltd.	860	154
	CMS Info Systems Ltd.	23,449	154
[2]	Endurance Technologies Ltd.	5,165	153
[2]	IndiaMart InterMesh Ltd.	4,278	153
	Ceat Ltd.	4,588	151
	Edelweiss Financial Services Ltd.	115,000	150
*	Godrej Industries Ltd.	12,307	149
	Kansai Nerolac Paints Ltd.	42,100	149
	CreditAccess Grameen Ltd.	10,221	149
*	eClerx Services Ltd.	4,288	148
	Sammaan Capital Ltd.	76,639	148
	Vedant Fashions Ltd.	9,932	148
	Jupiter Wagons Ltd.	21,508	148
	Pfizer Ltd.	2,032	147
	Newgen Software Technologies Ltd.	11,000	146
*	Equinox India Developments Ltd.	90,985	144
	JBM Auto Ltd.	6,321	144

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nexus Select Trust	87,063	143
*	Devyani International Ltd.	67,918	142
	Sumitomo Chemical India Ltd.	23,061	141
	KPR Mill Ltd.	13,989	141
	Nuvama Wealth Management Ltd.	1,825	140
	BASF India Ltd.	1,770	139
	Jyothy Labs Ltd.	21,408	138
	Electrosteel Castings Ltd.	53,872	138
	TVS Holdings Ltd.	824	137
	Gujarat Pipavav Port Ltd.	50,252	135
*	Inox Wind Ltd.	50,544	134
[2]	IRCON International Ltd.	42,689	133
[2]	New India Assurance Co. Ltd.	41,672	132
	Asahi India Glass Ltd.	17,498	132
	Zydus Wellnes Ltd.	4,795	131
	Arvind Ltd.	27,116	130
[2]	ICICI Securities Ltd.	13,270	130
	Raymond Ltd.	5,424	128
[2]	Quess Corp. Ltd.	13,750	128
	Tanla Platforms Ltd.	11,484	127
	Welspun Living Ltd.	54,772	126
	Akzo Nobel India Ltd.	3,053	126
	Olectra Greentech Ltd.	6,685	125
	CIE Automotive India Ltd.	17,775	124
*	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,893	124
	Rainbow Children's Medicare Ltd.	8,178	124
*	NMDC Steel Ltd.	192,559	123
	Aptus Value Housing Finance India Ltd.	31,288	122
	EPL Ltd.	39,713	118
*	Westlife Foodworld Ltd.	11,967	117
	CCL Products India Ltd.	13,601	117
*	Sapphire Foods India Ltd.	5,897	117
*	Jai Balaji Industries Ltd.	10,706	116
*	IFCI Ltd.	128,738	115
[2]	Godrej Agrovet Ltd.	12,369	115
	JK Lakshmi Cement Ltd.	12,222	115
	Mastek Ltd.	3,276	115
	Bank of Maharashtra	154,190	115
[2]	Metropolis Healthcare Ltd.	4,469	114
	PNC Infratech Ltd.	21,196	114
[2]	Equitas Small Finance Bank Ltd.	117,793	114
	Gokaldas Exports Ltd.	10,141	114
	Elecon Engineering Co. Ltd.	14,846	110
	PTC India Ltd.	42,916	109
	Relaxo Footwears Ltd.	11,513	109
	Anand Rathi Wealth Ltd.	2,365	108
*	Chalet Hotels Ltd.	10,706	107
	Supreme Petrochem Ltd.	10,469	107
	Bajaj Electricals Ltd.	9,251	106
	Symphony Ltd.	5,587	104
	Safari Industries India Ltd.	3,536	104
	Usha Martin Ltd.	26,073	103
*	Medplus Health Services Ltd.	12,612	102
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,367	101
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	101
	Alembic Pharmaceuticals Ltd.	7,940	100
	DCM Shriram Ltd.	7,257	100
	IDBI Bank Ltd.	88,571	100
*	Tata Teleservices Maharashtra Ltd.	85,777	99
	Vardhman Textiles Ltd.	16,852	99
*	Karnataka Bank Ltd.	36,222	98
	AstraZeneca Pharma India Ltd.	1,253	98
	Craftsman Automation Ltd.	1,356	98

ESG International Stock ETF
		Shares	Market Value• ($000)
	NIIT Learning Systems Ltd.	16,569	98
	Infibeam Avenues Ltd.	261,334	97
	Jubilant Ingrevia Ltd.	12,199	96
	KNR Constructions Ltd.	24,359	96
*	ION Exchange India Ltd.	12,312	95
	Cera Sanitaryware Ltd.	852	94
	Vinati Organics Ltd.	3,971	93
	Century Plyboards India Ltd.	9,875	93
	JM Financial Ltd.	71,695	91
	Happiest Minds Technologies Ltd.	9,337	91
	JK Tyre & Industries Ltd.	19,126	91
*	V-Mart Retail Ltd.	2,069	89
	Orient Electric Ltd.	27,671	89
	Godawari Power & Ispat Ltd.	7,742	88
	Gateway Distriparks Ltd.	72,920	87
	Blue Dart Express Ltd.	894	86
	Saregama India Ltd.	14,041	85
	BLS International Services Ltd.	16,992	85
	Trident Ltd.	187,460	83
	Graphite India Ltd.	13,217	82
	Rallis India Ltd.	19,560	82
	VIP Industries Ltd.	14,063	82
	Route Mobile Ltd.	4,308	81
*	Nazara Technologies Ltd.	7,356	81
*,3	Raymond Lifestyle Ltd.	4,339	81
	Jammu & Kashmir Bank Ltd.	61,317	80
*	Restaurant Brands Asia Ltd.	60,920	80
	NOCIL Ltd.	23,823	80
	Garware Technical Fibres Ltd.	1,751	80
*	Alok Industries Ltd.	241,996	79
	Birla Corp. Ltd.	4,984	79
	South Indian Bank Ltd.	255,395	78
*	Rajesh Exports Ltd.	22,377	78
*	TeamLease Services Ltd.	2,055	77
	Mahindra Lifespace Developers Ltd.	11,232	76
[2]	General Insurance Corp. of India	15,311	75
	Alkyl Amines Chemicals	2,943	74
	Fine Organic Industries Ltd.	1,161	74
	Rhi Magnesita India Ltd.	10,072	74
	TTK Prestige Ltd.	6,540	73
*	Sterlite Technologies Ltd.	45,252	71
	Procter & Gamble Health Ltd.	1,146	71
*	Chemplast Sanmar Ltd.	11,255	67
	JK Paper Ltd.	12,236	67
	Care Ratings Ltd.	5,660	66
*	KRBL Ltd.	17,921	65
*	Borosil Renewables Ltd.	10,389	64
*	Tamilnad Mercantile Bank Ltd.	11,483	64
	Archean Chemical Industries Ltd.	7,237	64
	Kaveri Seed Co. Ltd.	5,014	63
	Clean Science & Technology Ltd.	3,557	63
	Balaji Amines Ltd.	2,333	62
	GMM Pfaudler Ltd.	3,738	61
	DCB Bank Ltd.	41,145	60
*	Capri Global Capital Ltd.	24,397	60
	Bajaj Consumer Care Ltd.	18,816	59
*	Nuvoco Vistas Corp. Ltd.	14,469	59
*	Dhani Services Ltd.	84,039	58
	Galaxy Surfactants Ltd.	1,566	55
	Rain Industries Ltd.	26,663	54
	Vaibhav Global Ltd.	14,293	54
*	Just Dial Ltd.	3,559	53
	Maharashtra Seamless Ltd.	6,497	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	Polyplex Corp. Ltd.	3,353	50
*	Sheela Foam Ltd.	4,451	49
*	TV18 Broadcast Ltd.	71,623	44
	Syrma SGS Technology Ltd.	8,388	44
*	Allcargo Logistics Ltd.	43,908	37
*	Campus Activewear Ltd.	11,285	37
*	Sun Pharma Advanced Research Co. Ltd.	13,227	35
[2]	IRB InvIT Fund	45,184	34
	NIIT Ltd.	13,822	28
*,3	Brightcom Group Ltd.	264,240	25
	Vakrangee Ltd.	86,136	21
			236,492
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	9,348,316	6,232
	Bank Rakyat Indonesia Persero Tbk. PT	11,870,096	3,952
	Bank Mandiri Persero Tbk. PT	7,525,040	3,477
	Telkom Indonesia Persero Tbk. PT	7,918,600	1,562
	Bank Negara Indonesia Persero Tbk. PT	2,624,100	908
	Sumber Alfaria Trijaya Tbk. PT	3,087,100	580
	Charoen Pokphand Indonesia Tbk. PT	1,276,500	401
*	Merdeka Copper Gold Tbk. PT	2,165,200	329
	Kalbe Farma Tbk. PT	2,891,600	309
	Indofood Sukses Makmur Tbk. PT	693,500	308
	Barito Pacific Tbk. PT	4,114,261	304
	Indofood CBP Sukses Makmur Tbk. PT	338,500	252
	Indah Kiat Pulp & Paper Tbk. PT	418,700	220
	Sarana Menara Nusantara Tbk. PT	3,679,400	199
*	Bumi Resources Minerals Tbk. PT	18,008,700	189
	Mitra Keluarga Karyasehat Tbk. PT	878,600	174
	Indosat Tbk. PT	258,900	174
	Ciputra Development Tbk. PT	1,970,300	166
	Dayamitra Telekomunikasi PT	3,675,800	158
	Unilever Indonesia Tbk. PT	893,100	131
	XL Axiata Tbk. PT	903,550	130
	Summarecon Agung Tbk. PT	3,082,006	122
	Elang Mahkota Teknologi Tbk. PT	4,514,400	117
	Jasa Marga Persero Tbk. PT	334,200	116
*	Japfa Comfeed Indonesia Tbk. PT	1,080,400	111
	PT Tower Bersama Infrastructure Tbk.	873,092	109
	Indocement Tunggal Prakarsa Tbk. PT	236,800	106
	Mitra Adiperkasa Tbk. PT	1,099,400	106
*	Vale Indonesia Tbk. PT	399,253	99
*	Panin Financial Tbk. PT	3,652,100	97
	Bank Syariah Indonesia Tbk. PT	534,000	92
*	Bumi Serpong Damai Tbk. PT	1,078,700	90
	Pakuwon Jati Tbk. PT	2,457,700	76
	Mayora Indah Tbk. PT	434,500	75
*	Bank Pan Indonesia Tbk. PT	809,000	73
	BFI Finance Indonesia Tbk. PT	1,111,600	73
*	Bukalapak.com PT Tbk.	9,501,000	72
	Avia Avian Tbk. PT	2,306,500	70
	Map Aktif Adiperkasa PT	1,225,300	69
	Bank Tabungan Negara Persero Tbk. PT	659,148	60
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	59
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	56
*	Smartfren Telecom Tbk. PT	25,934,900	50
	Matahari Department Store Tbk. PT	442,900	48
*,3	Waskita Karya Persero Tbk. PT	3,046,719	40
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	37
*	Global Mediacom Tbk. PT	2,154,300	32
*	Bank Neo Commerce Tbk. PT	1,417,538	26
	Bank BTPN Syariah Tbk. PT	276,900	23

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Alam Sutera Realty Tbk. PT	1,777,500	22
	Surya Citra Media Tbk. PT	2,787,300	22
*	Lippo Karawaci Tbk. PT	3,991,800	20
	Bank Danamon Indonesia Tbk. PT	109,100	18
	Astra Agro Lestari Tbk. PT	38,600	15
*	Media Nusantara Citra Tbk. PT	608,900	13
*	Bank Raya Indonesia Tbk. PT	373,851	6
			22,375
Ireland (0.2%)
	Kerry Group plc Class A	25,778	2,589
	Kingspan Group plc	25,718	2,239
	Bank of Ireland Group plc	176,495	2,027
	AIB Group plc	258,811	1,559
	Glanbia plc (XDUB)	27,221	483
	Dalata Hotel Group plc	42,489	207
	Glanbia plc (XLON)	28	—
			9,104
Israel (0.4%)
	Bank Leumi Le-Israel BM	260,581	2,520
	Bank Hapoalim BM	230,253	2,295
*	Nice Ltd.	10,618	1,850
	Israel Discount Bank Ltd. Class A	214,855	1,192
*	Nova Ltd.	4,860	1,115
	Mizrahi Tefahot Bank Ltd.	24,089	923
*	Tower Semiconductor Ltd.	19,310	850
	Camtek Ltd.	4,563	435
	Bezeq The Israeli Telecommunication Corp. Ltd.	358,244	426
	Azrieli Group Ltd.	6,235	425
	First International Bank of Israel Ltd.	9,215	380
	Shufersal Ltd.	40,795	352
*	Enlight Renewable Energy Ltd.	18,274	303
	Phoenix Financial Ltd.	25,861	276
*	Big Shopping Centers Ltd.	2,153	237
	Reit 1 Ltd.	46,646	189
	Sapiens International Corp. NV	4,900	178
	FIBI Holdings Ltd.	4,032	175
	Alony Hetz Properties & Investments Ltd.	22,920	172
	Harel Insurance Investments & Financial Services Ltd.	16,468	169
*	Clal Insurance Enterprises Holdings Ltd.	10,202	166
*	Shikun & Binui Ltd.	48,818	121
	Mega Or Holdings Ltd.	4,166	110
	Hilan Ltd.	1,863	101
	Electra Ltd.	245	101
	Isracard Ltd.	27,519	98
	One Software Technologies Ltd.	7,504	98
	Strauss Group Ltd.	6,048	97
	Matrix IT Ltd.	4,483	89
*	Partner Communications Co. Ltd.	18,911	83
	Israel Canada T.R Ltd.	21,682	81
	Sella Capital Real Estate Ltd.	38,179	76
	Fox Wizel Ltd.	1,019	75
	IDI Insurance Co. Ltd.	2,191	74
	Summit Real Estate Holdings Ltd.	5,088	73
	Delta Galil Ltd.	1,506	69
*	Ashtrom Group Ltd.	4,929	68
*	Cellcom Israel Ltd.	15,170	66
	Danel Adir Yeoshua Ltd.	724	66
	Menora Mivtachim Holdings Ltd.	2,250	63
*	Kamada Ltd.	10,240	59
*	Perion Network Ltd.	6,614	58
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	51
	Elco Ltd.	1,586	50

ESG International Stock ETF
		Shares	Market Value• ($000)
*	AFI Properties Ltd.	1,025	48
	AudioCodes Ltd.	3,913	43
	G City Ltd.	11,329	39
	Maytronics Ltd.	6,590	21
			16,606
Italy (1.8%)
	UniCredit SpA	275,297	11,443
	Intesa Sanpaolo SpA	2,718,622	11,362
	Ferrari NV	19,746	9,812
	Generali	210,639	5,814
	Stellantis NV	274,809	4,625
	Moncler SpA	34,820	2,136
	Terna - Rete Elettrica Nazionale	242,922	2,115
	FinecoBank Banca Fineco SpA	105,667	1,813
	Mediobanca Banca di Credito Finanziario SpA	94,726	1,604
	Banco BPM SpA	232,402	1,584
	Stellantis NV (XPAR)	73,590	1,235
[2]	Poste Italiane SpA	71,158	991
*,2	Nexi SpA	140,139	981
	Recordati Industria Chimica e Farmaceutica SpA	16,686	980
	BPER Banca SpA	173,688	975
	Banca Monte dei Paschi di Siena SpA	153,367	895
	Amplifon SpA	22,181	717
	Unipol Gruppo SpA	67,062	713
[2]	Infrastrutture Wireless Italiane SpA	54,689	655
	Reply SpA	3,973	629
	Interpump Group SpA	13,931	615
	Buzzi SpA	14,697	578
	Brunello Cucinelli SpA	5,609	552
	Banca Popolare di Sondrio SPA	64,739	502
	Azimut Holding SpA	19,040	482
*	Telecom Italia SpA (Bearer)	1,555,917	456
	Banca Mediolanum SpA	33,476	411
[2]	Pirelli & C SpA	66,908	407
	DiaSorin SpA	3,402	392
	De' Longhi SpA	11,166	358
	Banca Generali SpA	7,698	344
	Brembo NV	25,716	301
[2]	BFF Bank SpA	26,563	288
	Maire SpA	30,171	262
[2]	Anima Holding SpA	46,105	258
[2]	Technogym SpA	22,378	242
	SOL SpA	5,551	222
	Tamburi Investment Partners SpA	20,998	221
*	Technoprobe SpA	25,131	208
[2]	Enav SpA	45,370	200
*,1	Telecom Italia SpA (Registered)	750,038	199
	Webuild SpA	63,812	177
[2]	Carel Industries SpA	8,397	167
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	148
	Arnoldo Mondadori Editore SpA	48,699	141
	Banca IFIS SpA	5,905	139
	Moltiply Group SpA	3,033	126
	Italmobiliare SpA	3,648	116
	Cementir Holding NV	9,933	108
	MFE-MediaForEurope NV Class A	31,441	103
	Credito Emiliano SpA	8,878	102
	Sesa SpA	932	100
	Rizzoli Corriere Della Sera Mediagroup SpA	109,788	92
	El.En. SpA	7,636	88
[2]	RAI Way SpA	15,400	86
	Salcef Group SpA	2,688	77

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	GVS SpA	9,878	74
	Tinexta SpA	5,052	73
*,1	Juventus Football Club SpA	22,288	70
	Salvatore Ferragamo SpA	7,840	65
	Piaggio & C SpA	21,604	64
	Ariston Holding NV	13,911	64
	MARR SpA	4,699	61
	Sanlorenzo SpA	1,303	55
	Biesse SpA	5,170	51
	Zignago Vetro SpA	3,537	43
	MFE-MediaForEurope NV Class B	9,754	43
	Danieli & C Officine Meccaniche SpA	1,043	39
	Datalogic SpA	2,377	18
	Alerion Cleanpower SpA	693	13
			71,080
Japan (17.1%)
	Toyota Motor Corp.	2,000,700	38,199
	Sony Group Corp.	202,600	19,732
	Mitsubishi UFJ Financial Group Inc.	1,829,500	19,302
	Keyence Corp.	33,100	15,902
	Recruit Holdings Co. Ltd.	238,949	14,901
	Shin-Etsu Chemical Co. Ltd.	322,000	14,254
	Sumitomo Mitsui Financial Group Inc.	210,100	13,865
	Tokyo Electron Ltd.	74,100	13,337
	Daiichi Sankyo Co. Ltd.	317,500	13,328
	Tokio Marine Holdings Inc.	319,400	12,155
	SoftBank Group Corp.	165,000	9,580
	Nintendo Co. Ltd.	176,000	9,572
	Honda Motor Co. Ltd.	807,500	8,911
	Mizuho Financial Group Inc.	429,020	8,909
	KDDI Corp.	261,300	8,816
	Fast Retailing Co. Ltd.	26,000	8,367
	Hoya Corp.	58,800	8,345
	Takeda Pharmaceutical Co. Ltd.	257,857	7,677
	SoftBank Corp.	468,143	6,550
	Murata Manufacturing Co. Ltd.	286,600	6,007
	Advantest Corp.	125,100	5,760
	Seven & i Holdings Co. Ltd.	387,900	5,587
	Chugai Pharmaceutical Co. Ltd.	110,500	5,578
	Canon Inc.	159,000	5,461
	Denso Corp.	346,800	5,384
	MS&AD Insurance Group Holdings Inc.	226,900	5,230
	FUJIFILM Holdings Corp.	192,100	5,181
	Fujitsu Ltd.	276,100	5,104
	Nippon Telegraph & Telephone Corp.	4,774,000	5,102
	Oriental Land Co. Ltd.	181,900	4,975
	Mitsui Fudosan Co. Ltd.	456,000	4,939
	Otsuka Holdings Co. Ltd.	81,700	4,817
	FANUC Corp.	160,700	4,744
	Terumo Corp.	242,900	4,517
	Renesas Electronics Corp.	256,277	4,462
	Dai-ichi Life Holdings Inc.	153,700	4,438
	SMC Corp.	9,300	4,313
	TDK Corp.	61,400	4,185
	Disco Corp.	14,000	4,059
	NEC Corp.	43,800	3,882
	Astellas Pharma Inc.	305,700	3,799
	Bridgestone Corp.	96,500	3,772
	Sompo Holdings Inc.	156,400	3,693
	Suzuki Motor Corp.	305,000	3,586
	Central Japan Railway Co.	154,800	3,583
	Nidec Corp.	87,600	3,572

ESG International Stock ETF
		Shares	Market Value• ($000)
	East Japan Railway Co.	184,900	3,545
	Kao Corp.	77,800	3,486
	Olympus Corp.	184,900	3,381
	Daiwa House Industry Co. Ltd.	103,800	3,197
	Mitsubishi Estate Co. Ltd.	184,600	3,176
	Aeon Co. Ltd.	123,200	3,086
	Sumitomo Mitsui Trust Holdings Inc.	121,200	3,020
	Ajinomoto Co. Inc.	77,400	2,979
	Panasonic Holdings Corp.	347,900	2,923
	Japan Post Holdings Co. Ltd.	297,967	2,911
	Nomura Holdings Inc.	481,400	2,826
	Lasertec Corp.	14,400	2,808
	Nippon Yusen KK	75,600	2,743
	Resona Holdings Inc.	371,250	2,640
	Kyocera Corp.	208,200	2,579
	Secom Co. Ltd.	34,300	2,503
	Sekisui House Ltd.	95,100	2,458
	Nomura Research Institute Ltd.	71,700	2,412
	Shimano Inc.	12,700	2,399
	Kubota Corp.	169,100	2,379
	Japan Post Bank Co. Ltd.	249,718	2,347
	Sumitomo Realty & Development Co. Ltd.	67,700	2,319
	Unicharm Corp.	65,600	2,276
	Asics Corp.	111,500	2,212
	Sumitomo Electric Industries Ltd.	130,500	2,175
	Bandai Namco Holdings Inc.	100,000	2,148
	Toyota Industries Corp.	26,800	2,123
	Japan Exchange Group Inc.	89,000	2,065
	Nitto Denko Corp.	24,200	2,029
	Mitsui OSK Lines Ltd.	55,600	2,006
	Shionogi & Co. Ltd.	41,400	1,928
	Eisai Co. Ltd.	45,600	1,914
	Sysmex Corp.	97,800	1,897
	Nitori Holdings Co. Ltd.	12,500	1,832
	Pan Pacific International Holdings Corp.	69,300	1,774
	Daiwa Securities Group Inc.	231,300	1,720
*	Rakuten Group Inc.	238,800	1,697
	NTT Data Group Corp.	108,200	1,650
	Shimadzu Corp.	48,000	1,604
	Asahi Kasei Corp.	219,800	1,557
	West Japan Railway Co.	80,202	1,529
	Isuzu Motors Ltd.	100,200	1,521
	MINEBEA MITSUMI Inc.	70,100	1,484
	Shiseido Co. Ltd.	65,900	1,469
	Yaskawa Electric Corp.	44,100	1,469
	T&D Holdings Inc.	84,300	1,428
	Makita Corp.	41,900	1,404
	Dai Nippon Printing Co. Ltd.	38,700	1,398
	TOPPAN Holdings Inc.	46,000	1,389
	Toray Industries Inc.	268,800	1,389
	Mitsubishi Chemical Group Corp.	230,500	1,347
	Capcom Co. Ltd.	61,500	1,344
	Yamaha Motor Co. Ltd.	152,800	1,339
	Omron Corp.	31,700	1,315
	Fujikura Ltd.	43,700	1,275
	Daito Trust Construction Co. Ltd.	10,200	1,259
	Aisin Corp.	35,700	1,255
	LY Corp.	451,200	1,237
	Nippon Building Fund Inc.	272	1,221
	MEIJI Holdings Co. Ltd.	46,600	1,157
	Dentsu Group Inc.	36,800	1,132
	Trend Micro Inc.	18,800	1,130
	Hankyu Hanshin Holdings Inc.	36,100	1,109

ESG International Stock ETF
		Shares	Market Value• ($000)
	SBI Holdings Inc.	45,000	1,107
	Nexon Co. Ltd.	55,100	1,089
	Concordia Financial Group Ltd.	191,100	1,084
	Ono Pharmaceutical Co. Ltd.	73,100	1,081
	Nippon Paint Holdings Co. Ltd.	168,113	1,065
	Kawasaki Kisen Kaisha Ltd.	72,000	1,064
	Kyowa Kirin Co. Ltd.	46,500	1,062
	Tokyu Corp.	86,800	1,062
	Nippon Sanso Holdings Corp.	30,800	1,061
	MatsukiyoCocokara & Co.	64,300	1,041
	Yakult Honsha Co. Ltd.	48,376	1,022
	Sekisui Chemical Co. Ltd.	66,400	1,013
	SCREEN Holdings Co. Ltd.	13,300	1,008
	TIS Inc.	39,900	1,000
	Toyo Suisan Kaisha Ltd.	15,700	984
	Sumitomo Forestry Co. Ltd.	23,000	961
	Chiba Bank Ltd.	111,400	944
	Niterra Co. Ltd.	31,600	941
	Japan Real Estate Investment Corp.	229	920
	Daifuku Co. Ltd.	47,600	919
	TOTO Ltd.	26,300	913
	Mitsubishi HC Capital Inc.	126,160	911
	MISUMI Group Inc.	47,800	907
	Isetan Mitsukoshi Holdings Ltd.	58,500	890
	Nissan Motor Co. Ltd.	299,500	885
	Seiko Epson Corp.	46,500	869
	Nissin Foods Holdings Co. Ltd.	33,000	862
	Sanrio Co. Ltd.	33,500	857
	Hikari Tsushin Inc.	4,000	845
	Hulic Co. Ltd.	81,170	841
	Mazda Motor Corp.	99,200	838
	Mitsui Chemicals Inc.	30,800	826
	Otsuka Corp.	34,600	823
	Kuraray Co. Ltd.	61,600	811
	Rohto Pharmaceutical Co. Ltd.	33,900	811
	Kyoto Financial Group Inc.	50,700	808
	SG Holdings Co. Ltd.	74,234	804
	Seibu Holdings Inc.	37,400	804
	Kurita Water Industries Ltd.	19,700	793
	Toho Co. Ltd.	20,500	788
	Fukuoka Financial Group Inc.	29,700	787
	Brother Industries Ltd.	42,000	785
[1]	Nomura Real Estate Master Fund Inc.	763	773
	Nissan Chemical Corp.	22,500	773
	Resonac Holdings Corp.	31,167	767
	Tokyu Fudosan Holdings Corp.	105,500	762
	Kintetsu Group Holdings Co. Ltd.	32,600	760
	Keisei Electric Railway Co. Ltd.	23,700	750
	NH Foods Ltd.	19,900	746
	Suntory Beverage & Food Ltd.	20,300	746
	Azbil Corp.	22,600	746
	Nippon Prologis REIT Inc.	423	745
	Sanwa Holdings Corp.	32,300	741
	Ryohin Keikaku Co. Ltd.	39,300	740
	BayCurrent Consulting Inc.	23,200	740
	Haseko Corp.	58,400	727
	Shizuoka Financial Group Inc.	81,400	727
	M3 Inc.	74,500	724
	KDX Realty Investment Corp.	649	719
	Santen Pharmaceutical Co. Ltd.	55,400	715
	Rohm Co. Ltd.	55,400	700
	USS Co. Ltd.	75,100	690
	SUMCO Corp.	58,200	672

ESG International Stock ETF
	Shares	Market Value• ($000)
Oji Holdings Corp.	164,900	660
Odakyu Electric Railway Co. Ltd.	56,500	658
Tobu Railway Co. Ltd.	37,400	646
Daiwa House REIT Investment Corp.	398	643
ANA Holdings Inc.	31,641	640
Hoshizaki Corp.	19,800	640
Amada Co. Ltd.	61,800	638
Ibiden Co. Ltd.	18,300	638
Hamamatsu Photonics KK	23,300	622
Persol Holdings Co. Ltd.	317,000	621
Nisshin Seifun Group Inc.	47,900	620
Medipal Holdings Corp.	34,900	612
Mebuki Financial Group Inc.	155,400	612
Hirose Electric Co. Ltd.	4,600	607
Tosoh Corp.	46,800	604
MonotaRO Co. Ltd.	38,100	603
Asahi Intecc Co. Ltd.	32,600	599
Kyushu Railway Co.	22,400	599
Marui Group Co. Ltd.	35,000	593
Lixil Corp.	49,700	591
Fuji Soft Inc.	9,600	587
Koito Manufacturing Co. Ltd.	39,600	586
McDonald's Holdings Co. Japan Ltd.	13,300	584
Nikon Corp.	54,200	581
Nomura Real Estate Holdings Inc.	20,100	579
Credit Saison Co. Ltd.	25,900	575
ZOZO Inc.	18,000	573
Japan Post Insurance Co. Ltd.	30,239	573
Invincible Investment Corp.	1,288	571
Yamaha Corp.	23,600	570
Yamato Holdings Co. Ltd.	49,100	570
Kansai Paint Co. Ltd.	31,500	564
Taiyo Yuden Co. Ltd.	22,000	550
Tokyo Tatemono Co. Ltd.	32,800	548
Sohgo Security Services Co. Ltd.	76,600	545
Nagase & Co. Ltd.	24,700	543
Nippon Express Holdings Inc.	10,500	536
COMSYS Holdings Corp.	24,200	533
Hachijuni Bank Ltd.	83,600	530
CyberAgent Inc.	76,200	529
Advance Residence Investment Corp.	224	508
Keio Corp.	20,700	506
Alfresa Holdings Corp.	30,200	498
Taiheiyo Cement Corp.	21,700	495
DMG Mori Co. Ltd.	20,400	491
Oracle Corp. Japan	5,400	489
Yokohama Rubber Co. Ltd.	21,300	487
Nichirei Corp.	16,100	482
Japan Airlines Co. Ltd.	28,623	481
Ulvac Inc.	8,400	476
Open House Group Co. Ltd.	11,700	463
Square Enix Holdings Co. Ltd.	12,400	458
Nagoya Railroad Co. Ltd.	38,100	456
NSK Ltd.	87,200	451
Hirogin Holdings Inc.	57,200	450
Fujitec Co. Ltd.	13,600	441
Zenkoku Hosho Co. Ltd.	10,900	440
SCSK Corp.	21,900	440
Tokyo Ohka Kogyo Co. Ltd.	17,500	440
Gunma Bank Ltd.	65,200	437
Air Water Inc.	31,200	436
EXEO Group Inc.	40,100	432
Suzuken Co. Ltd.	12,200	432

ESG International Stock ETF
		Shares	Market Value• ($000)
	Stanley Electric Co. Ltd.	22,400	431
	Tokyo Century Corp.	39,200	428
	J Front Retailing Co. Ltd.	43,200	428
	Orix JREIT Inc.	410	426
	Alps Alpine Co. Ltd.	39,200	421
	United Urban Investment Corp.	426	420
	Keihan Holdings Co. Ltd.	21,600	419
	Iyogin Holdings Inc.	44,400	414
	Keikyu Corp.	52,100	413
	Yamada Holdings Co. Ltd.	132,900	412
	GMO Payment Gateway Inc.	6,600	412
	Shinko Electric Industries Co. Ltd.	10,400	402
	Yamazaki Baking Co. Ltd.	21,400	396
[1]	Aozora Bank Ltd.	21,300	394
	Tsuruha Holdings Inc.	6,500	393
	Lion Corp.	38,600	392
	Japan Airport Terminal Co. Ltd.	11,300	391
	Nippon Kayaku Co. Ltd.	43,600	388
	Dexerials Corp.	8,600	387
	Kewpie Corp.	15,100	386
	Toyo Seikan Group Holdings Ltd.	24,100	384
	Japan Hotel REIT Investment Corp.	748	384
	Nifco Inc.	14,800	381
	Rinnai Corp.	16,800	378
	TechnoPro Holdings Inc.	18,700	378
	Kobayashi Pharmaceutical Co. Ltd.	9,800	377
	Fuyo General Lease Co. Ltd.	4,800	376
	Yamaguchi Financial Group Inc.	32,200	375
	Shimamura Co. Ltd.	7,000	374
	77 Bank Ltd.	12,900	372
	Hakuhodo DY Holdings Inc.	43,500	369
	Hisamitsu Pharmaceutical Co. Inc.	13,200	368
	Goldwin Inc.	5,900	366
	Nabtesco Corp.	21,200	361
	Internet Initiative Japan Inc.	17,700	361
	Mitsubishi Logistics Corp.	10,200	360
	Kyudenko Corp.	7,900	356
	Tokyo Seimitsu Co. Ltd.	6,200	356
	Tomy Co. Ltd.	14,900	355
	Daishi Hokuetsu Financial Group Inc.	9,700	354
	BIPROGY Inc.	10,900	353
	THK Co. Ltd.	19,000	353
	Takasago Thermal Engineering Co. Ltd.	9,700	353
	Teijin Ltd.	37,600	352
	Sekisui House REIT Inc.	609	351
	DIC Corp.	16,200	349
	Maruwa Co. Ltd.	1,300	349
	Iida Group Holdings Co. Ltd.	22,400	346
	Mitsubishi Materials Corp.	19,400	345
	Daicel Corp.	38,200	343
	Kose Corp.	5,600	341
	Miura Co. Ltd.	14,900	340
	Seino Holdings Co. Ltd.	21,100	336
	Jeol Ltd.	7,400	336
	Nihon Kohden Corp.	24,800	334
	Kagome Co. Ltd.	15,100	333
	Takashimaya Co. Ltd.	43,000	331
	INFRONEER Holdings Inc.	39,308	330
	NSD Co. Ltd.	15,000	328
	Industrial & Infrastructure Fund Investment Corp.	385	328
	Kakaku.com Inc.	18,900	325
	Kyushu Financial Group Inc.	62,000	323
	Tsumura & Co.	11,600	321

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nippon Electric Glass Co. Ltd.	13,300	318
	Toagosei Co. Ltd.	29,200	318
*	Mercari Inc.	19,400	316
	ADEKA Corp.	15,100	315
	Kamigumi Co. Ltd.	13,800	312
	Nikkon Holdings Co. Ltd.	12,000	307
	Kadokawa Corp.	15,344	307
	Japan Prime Realty Investment Corp.	135	305
	Coca-Cola Bottlers Japan Holdings Inc.	21,300	302
	Mitsubishi Motors Corp.	104,100	301
	Sundrug Co. Ltd.	10,300	300
	Macnica Holdings Inc.	7,300	298
	Furukawa Electric Co. Ltd.	11,900	297
	NOK Corp.	17,800	293
	LaSalle Logiport REIT	292	293
	Sumitomo Rubber Industries Ltd.	28,500	292
	Amano Corp.	9,600	289
*	Money Forward Inc.	7,500	287
	Rakus Co. Ltd.	17,300	287
	NET One Systems Co. Ltd.	12,200	285
	Kaken Pharmaceutical Co. Ltd.	10,000	284
	Dowa Holdings Co. Ltd.	8,100	282
	NHK Spring Co. Ltd.	24,300	280
	Chugin Financial Group Inc.	26,400	280
	Nankai Electric Railway Co. Ltd.	17,200	279
	JTEKT Corp.	35,600	277
	SHO-BOND Holdings Co. Ltd.	7,200	277
	Yaoko Co. Ltd.	4,200	275
	Ezaki Glico Co. Ltd.	9,600	273
	Lintec Corp.	11,700	272
	Kaneka Corp.	10,400	270
	Sawai Group Holdings Co. Ltd.	6,300	269
	Nishi-Nippon Financial Holdings Inc.	22,200	268
	MEITEC Group Holdings Inc.	11,300	267
	Koei Tecmo Holdings Co. Ltd.	23,780	266
	Sugi Holdings Co. Ltd.	15,300	265
*	PeptiDream Inc.	15,000	265
	Nissui Corp.	41,600	264
	Toho Holdings Co. Ltd.	8,000	264
	Konica Minolta Inc.	87,200	262
	GS Yuasa Corp.	13,800	262
	Wacoal Holdings Corp.	8,600	255
	ABC-Mart Inc.	12,400	254
	Sankyu Inc.	7,700	253
	Anritsu Corp.	31,300	253
	Sumitomo Bakelite Co. Ltd.	9,400	251
	Matsui Securities Co. Ltd.	45,100	250
	Rorze Corp.	16,000	249
	JVCKenwood Corp.	27,100	246
	Daiwabo Holdings Co. Ltd.	12,800	244
	Bic Camera Inc.	21,300	244
	Morinaga Milk Industry Co. Ltd.	10,400	240
	Citizen Watch Co. Ltd.	36,800	239
*	Sharp Corp.	34,700	239
	Ushio Inc.	16,700	238
	Mitsui Fudosan Logistics Park Inc.	79	238
	Casio Computer Co. Ltd.	29,500	237
	Pigeon Corp.	21,900	237
	Activia Properties Inc.	100	236
	Comforia Residential REIT Inc.	107	235
*	Park24 Co. Ltd.	19,400	233
	K's Holdings Corp.	21,500	232
	OKUMA Corp.	5,500	230

ESG International Stock ETF
		Shares	Market Value• ($000)
	House Foods Group Inc.	11,400	229
[1]	Hokuetsu Corp.	21,700	229
	Suruga Bank Ltd.	28,100	228
	ST Corp.	21,300	226
	Toyo Tire Corp.	15,200	225
	Rengo Co. Ltd.	32,600	225
	Tokuyama Corp.	11,500	222
	Nippon Shinyaku Co. Ltd.	9,100	220
	Hokuhoku Financial Group Inc.	18,300	220
	Kokuyo Co. Ltd.	13,000	220
	Hanwa Co. Ltd.	6,200	217
	Maruha Nichiro Corp.	10,300	215
	H2O Retailing Corp.	14,500	214
	Fancl Corp.	11,100	213
	Osaka Soda Co. Ltd.	3,300	213
	Mizuho Leasing Co. Ltd.	30,500	212
	Mitsubishi Estate Logistics REIT Investment Corp.	82	212
*	Sansan Inc.	14,000	212
	Nihon M&A Center Holdings Inc.	45,400	211
	Nakanishi Inc.	11,800	211
	Mabuchi Motor Co. Ltd.	14,000	210
	Relo Group Inc.	15,900	209
	Daiwa Office Investment Corp.	98	206
	Calbee Inc.	9,300	206
	OBIC Business Consultants Co. Ltd.	4,200	206
	Toyoda Gosei Co. Ltd.	11,300	204
	Ito En Ltd.	8,400	203
	Mizuno Corp.	3,000	203
[1]	Aeon Mall Co. Ltd.	14,300	202
	Gunze Ltd.	5,200	199
	Towa Corp.	3,800	197
	Frontier Real Estate Investment Corp.	66	194
	San-In Godo Bank Ltd.	21,400	193
	Tsubakimoto Chain Co.	4,600	193
	Zeon Corp.	23,200	192
	Mori Trust REIT Inc.	422	192
	Denka Co. Ltd.	12,300	191
	Daiwa Securities Living Investments Corp.	268	191
	CKD Corp.	9,300	190
	Morinaga & Co. Ltd.	10,000	189
	TS Tech Co. Ltd.	14,800	189
	Organo Corp.	4,100	189
	OSG Corp.	13,400	187
	Kanamoto Co. Ltd.	9,400	187
	Artnature Inc.	33,100	187
	Canon Marketing Japan Inc.	5,900	185
	Harmonic Drive Systems Inc.	7,600	184
	Sotetsu Holdings Inc.	10,900	182
	Fuji Corp.	10,800	182
	Taiyo Holdings Co. Ltd.	7,100	181
	As One Corp.	8,900	180
	Leopalace21 Corp.	43,700	179
	Kanematsu Corp.	10,300	178
	Nippon Shokubai Co. Ltd.	15,200	176
	Seria Co. Ltd.	7,600	176
	Seven Bank Ltd.	89,000	176
	Yoshinoya Holdings Co. Ltd.	8,400	175
	DCM Holdings Co. Ltd.	17,600	175
	Descente Ltd.	5,800	174
	Toyo Corp.	16,100	174
	Nitto Boseki Co. Ltd.	4,300	172
	H.U. Group Holdings Inc.	9,300	171
	Inaba Denki Sangyo Co. Ltd.	6,500	171

ESG International Stock ETF
		Shares	Market Value• ($000)
	SWCC Corp.	4,600	171
	Yushin Precision Equipment Co. Ltd.	37,700	170
	Dentsu Soken Inc.	4,100	169
	Daihen Corp.	3,700	169
*	SHIFT Inc.	1,800	169
	Daiseki Co. Ltd.	6,380	168
	Topcon Corp.	15,800	167
	NEC Networks & System Integration Corp.	9,100	165
	Shiga Bank Ltd.	7,000	164
	Mori Hills REIT Investment Corp.	181	161
	Tamron Co. Ltd.	5,000	161
	Fujimi Inc.	9,300	160
	Ryoyo Ryosan Holdings Inc.	8,324	159
	PALTAC Corp.	5,100	157
	Ain Holdings Inc.	4,300	156
[1]	AEON Financial Service Co. Ltd.	16,700	153
	Acom Co. Ltd.	59,400	153
	Nojima Corp.	13,200	153
	Sangetsu Corp.	7,700	153
	Yodogawa Steel Works Ltd.	3,800	151
	MIRAIT ONE Corp.	10,400	151
	Fuji Oil Holdings Inc.	6,800	150
	JAFCO Group Co. Ltd.	10,800	150
	Monex Group Inc.	32,700	150
	Toridoll Holdings Corp.	5,900	150
	Hazama Ando Corp.	18,600	148
	TKC Corp.	5,500	148
	Aica Kogyo Co. Ltd.	6,400	147
	Nipro Corp.	16,400	146
	Takeuchi Manufacturing Co. Ltd.	4,900	146
	Wellneo Sugar Co. Ltd.	9,400	146
	Resorttrust Inc.	7,600	145
	Nisshinbo Holdings Inc.	21,600	145
	Sanken Electric Co. Ltd.	3,000	145
	Nippon Kanzai Holdings Co. Ltd.	7,900	145
	Juroku Financial Group Inc.	4,900	144
*	Sumitomo Pharma Co. Ltd.	31,100	143
	Riken Keiki Co. Ltd.	5,000	143
*	Appier Group Inc.	12,600	143
	Mitsui E&S Co. Ltd.	15,300	142
	UACJ Corp.	4,100	141
	GMO internet group Inc.	8,100	140
	Sinko Industries Ltd.	4,500	140
	Nishi-Nippon Railroad Co. Ltd.	8,500	139
	Pilot Corp.	4,700	139
	Hyakugo Bank Ltd.	34,300	139
	North Pacific Bank Ltd.	46,800	139
	Seiko Group Corp.	5,000	138
	TBS Holdings Inc.	4,900	137
	Okamura Corp.	10,000	136
	NTT UD REIT Investment Corp.	169	136
	DeNA Co. Ltd.	11,800	135
	Heiwa Real Estate Co. Ltd.	4,800	135
	Meidensha Corp.	5,700	135
	Hogy Medical Co. Ltd.	4,400	134
	Artience Co. Ltd.	5,200	134
	Kureha Corp.	6,900	132
	Meiko Electronics Co. Ltd.	3,100	132
	Hulic REIT Inc.	134	130
	Daiichikosho Co. Ltd.	11,400	129
	Max Co. Ltd.	5,300	129
	Okasan Securities Group Inc.	28,900	129
	Taikisha Ltd.	3,800	129

ESG International Stock ETF
		Shares	Market Value• ($000)
	Simplex Holdings Inc.	7,500	129
	DTS Corp.	4,500	128
	Japan Excellent Inc.	148	128
	SBI Sumishin Net Bank Ltd.	6,000	128
	Valor Holdings Co. Ltd.	8,200	127
	Mitsui High-Tec Inc.	17,500	126
*	Hino Motors Ltd.	41,200	125
	C Uyemura & Co. Ltd.	1,700	125
	Mani Inc.	9,200	124
	Tokyo Kiraboshi Financial Group Inc.	3,900	123
*	Nxera Pharma Co. Ltd.	12,800	123
	Toyota Boshoku Corp.	9,000	120
	Kaga Electronics Co. Ltd.	3,200	120
	SMS Co. Ltd.	8,000	120
	SKY Perfect JSAT Holdings Inc.	20,100	119
	Sala Corp.	20,600	119
	Ferrotec Holdings Corp.	7,000	118
	Japan Aviation Electronics Industry Ltd.	6,500	117
	Iino Kaiun Kaisha Ltd.	13,200	117
	Bank of Nagoya Ltd.	2,400	117
	Mochida Pharmaceutical Co. Ltd.	5,100	116
	Sinfonia Technology Co. Ltd.	3,800	115
	FP Corp.	6,100	114
	GungHo Online Entertainment Inc.	5,500	114
	Sumitomo Warehouse Co. Ltd.	6,300	114
	Shoei Co. Ltd.	7,100	114
	Sanki Engineering Co. Ltd.	7,000	112
	Sumitomo Osaka Cement Co. Ltd.	4,200	112
	NTN Corp.	58,400	111
	Digital Garage Inc.	5,500	111
	Glory Ltd.	6,100	110
	Aichi Financial Group Inc.	6,563	110
	Kiyo Bank Ltd.	8,500	109
	Makino Milling Machine Co. Ltd.	2,700	109
	Mitsui-Soko Holdings Co. Ltd.	2,800	108
	Nippon Soda Co. Ltd.	3,100	108
	Duskin Co. Ltd.	4,200	108
	Open Up Group Inc.	8,000	108
	Paramount Bed Holdings Co. Ltd.	6,100	108
	Kissei Pharmaceutical Co. Ltd.	4,500	107
	Nanto Bank Ltd.	4,800	107
	Takuma Co. Ltd.	9,600	107
	ARE Holdings Inc.	8,400	107
	Nishimatsu Construction Co. Ltd.	2,925	106
	Daiei Kankyo Co. Ltd.	5,100	106
	Inabata & Co. Ltd.	4,500	105
	Kyoritsu Maintenance Co. Ltd.	6,400	105
	Hokkoku Financial Holdings Inc.	3,100	105
	Bando Chemical Industries Ltd.	8,200	104
	Tadano Ltd.	15,400	104
	Torishima Pump Manufacturing Co. Ltd.	5,400	104
	Japan Material Co. Ltd.	8,500	104
	Izumi Co. Ltd.	4,600	103
	PAL GROUP Holdings Co. Ltd.	6,400	103
	Tri Chemical Laboratories Inc.	3,900	102
*	Fujita Kanko Inc.	1,500	101
	Senshu Ikeda Holdings Inc.	40,700	101
	Bank of Iwate Ltd.	5,900	100
	Fuji Seal International Inc.	6,400	99
	Elecom Co. Ltd.	10,100	99
	Systena Corp.	37,000	99
	Fujitsu General Ltd.	7,300	98
	Megachips Corp.	2,900	98

ESG International Stock ETF
		Shares	Market Value• ($000)
	CAC Holdings Corp.	8,100	98
	Fukuda Denshi Co. Ltd.	1,900	98
	Fuji Kyuko Co. Ltd.	5,200	97
	Mitsubishi Logisnext Co. Ltd.	10,200	97
	Starts Corp. Inc.	4,200	97
	Adastria Co. Ltd.	3,900	96
	Pola Orbis Holdings Inc.	9,400	95
[1]	Ministop Co. Ltd.	8,500	95
	Mitsubishi Pencil Co. Ltd.	5,800	95
	Yamazen Corp.	10,100	95
	Heiwa Real Estate REIT Inc.	104	95
	Dai-Dan Co. Ltd.	4,500	94
	JINS Holdings Inc.	2,600	93
	Katitas Co. Ltd.	7,200	93
	Arata Corp.	3,800	92
	Aiful Corp.	39,800	91
	Hosiden Corp.	6,200	90
	Musashino Bank Ltd.	4,500	90
	Tocalo Co. Ltd.	7,100	90
	Joyful Honda Co. Ltd.	6,100	90
	Shibaura Mechatronics Corp.	1,500	90
	Nisshin Oillio Group Ltd.	2,500	89
	Prima Meat Packers Ltd.	5,600	89
[1]	dip Corp.	4,500	89
	MCJ Co. Ltd.	8,500	89
	Nippon Paper Industries Co. Ltd.	13,700	87
	Musashi Seimitsu Industry Co. Ltd.	6,100	87
	Fujimori Kogyo Co. Ltd.	2,900	87
	Shibaura Machine Co. Ltd.	3,400	87
	Nextage Co. Ltd.	6,100	87
	Tokai Tokyo Financial Holdings Inc.	23,900	86
	Belc Co. Ltd.	2,000	86
	Japan Wool Textile Co. Ltd.	9,300	86
	Senko Group Holdings Co. Ltd.	10,500	86
*,1	Anycolor Inc.	4,900	86
	Bunka Shutter Co. Ltd.	6,810	85
	Trusco Nakayama Corp.	5,200	85
	Awa Bank Ltd.	4,700	84
	Chugoku Marine Paints Ltd.	6,000	84
	Topre Corp.	6,300	84
	Toyo Construction Co. Ltd.	8,500	84
	UT Group Co. Ltd.	4,300	84
	FCC Co. Ltd.	5,200	83
	Noritsu Koki Co. Ltd.	2,800	83
*	Medley Inc.	3,500	83
	Ariake Japan Co. Ltd.	2,500	82
	ARCLANDS Corp.	6,900	82
	Central Glass Co. Ltd.	3,300	82
	Chudenko Corp.	3,700	82
	EDION Corp.	6,500	82
	Noritake Co. Ltd.	3,000	82
	Sakata INX Corp.	7,000	82
	Seiren Co. Ltd.	5,100	82
	Shochiku Co. Ltd.	1,200	82
	Tsurumi Manufacturing Co. Ltd.	3,100	82
	JCU Corp.	3,300	82
	Ichigo Office REIT Investment Corp.	140	82
	Totech Corp.	4,800	82
	Tokai Rika Co. Ltd.	5,900	81
	Kitz Corp.	11,400	81
	Kurabo Industries Ltd.	2,400	81
	Nichiha Corp.	3,400	81
*,1	RENOVA Inc.	11,300	81

ESG International Stock ETF
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	79	81
	Megmilk Snow Brand Co. Ltd.	4,400	80
	YAMABIKO Corp.	5,000	80
	Funai Soken Holdings Inc.	4,900	79
	Nissha Co. Ltd.	5,500	79
	Furuya Metal Co. Ltd.	2,700	79
	Fuji Media Holdings Inc.	6,600	78
	MOS Food Services Inc.	3,300	78
	Shibuya Corp.	3,100	78
	Hankyu Hanshin REIT Inc.	88	78
	U-Next Holdings Co. Ltd.	2,000	78
	Premium Group Co. Ltd.	5,400	78
	SAMTY HOLDINGS Co. Ltd.	4,300	77
	Argo Graphics Inc.	2,200	76
	Tokyo Individualized Educational Institute Inc.	27,000	76
	Fuso Chemical Co. Ltd.	2,800	76
	Godo Steel Ltd.	2,400	76
	Heiwado Co. Ltd.	4,600	76
	Tokyo Electron Device Ltd.	2,800	76
	Nitto Kogyo Corp.	3,500	76
	Sanyo Electric Railway Co. Ltd.	5,400	76
	TOMONY Holdings Inc.	27,500	76
	Riso Kagaku Corp.	3,200	75
	Ricoh Leasing Co. Ltd.	2,100	74
	Exedy Corp.	3,400	73
	Maxell Ltd.	5,800	73
	Transcosmos Inc.	3,000	73
	Genky DrugStores Co. Ltd.	2,800	73
*	M&A Research Institute Holdings Inc.	3,300	73
	Aeon Delight Co. Ltd.	2,600	72
	Toshiba TEC Corp.	3,000	72
	Advance Logistics Investment Corp.	84	72
	Senshu Electric Co. Ltd.	2,000	72
[1]	Sakura Internet Inc.	3,000	72
	ASKUL Corp.	4,900	71
	Hokkan Holdings Ltd.	6,000	71
	Jaccs Co. Ltd.	2,600	71
	Kyokuyo Co. Ltd.	2,600	71
	Wakita & Co. Ltd.	6,400	71
[1]	KOMEDA Holdings Co. Ltd.	3,900	71
	Toyo Gosei Co. Ltd.	1,200	71
	NPR-RIKEN Corp.	4,200	71
	Keiyo Bank Ltd.	13,000	70
	Kumiai Chemical Industry Co. Ltd.	13,100	70
	Raito Kogyo Co. Ltd.	4,700	70
	Sanyo Denki Co. Ltd.	1,100	69
	Takasago International Corp.	2,100	69
	PILLAR Corp.	2,300	69
	KYB Corp.	2,100	68
	Life Corp.	2,800	68
	Nichiden Corp.	2,900	68
	Nishio Holdings Co. Ltd.	2,300	67
	Nippn Corp.	4,300	67
	Nippon Light Metal Holdings Co. Ltd.	5,890	67
	EM Systems Co. Ltd.	17,200	67
	Tama Home Co. Ltd.	2,400	67
	en Japan Inc.	3,900	66
	Japan Pulp & Paper Co. Ltd.	1,500	66
	Komeri Co. Ltd.	2,600	66
	Kurimoto Ltd.	2,200	66
	Ogaki Kyoritsu Bank Ltd.	4,800	66
	Okamoto Industries Inc.	1,900	66
	Japan Transcity Corp.	10,900	66

ESG International Stock ETF
		Shares	Market Value• ($000)
	Menicon Co. Ltd.	7,000	66
	Aoyama Trading Co. Ltd.	6,600	65
	Konishi Co. Ltd.	7,400	65
	Ichigo Inc.	24,600	65
	Oki Electric Industry Co. Ltd.	9,300	65
	Hyakujushi Bank Ltd.	3,500	65
	Daio Paper Corp.	10,900	65
	Ai Holdings Corp.	3,700	65
	Kohnan Shoji Co. Ltd.	2,400	64
	JP-Holdings Inc.	12,900	64
	Nissin Corp.	2,200	64
	Toa Corp.	10,000	64
	Raksul Inc.	7,600	64
	Base Co. Ltd.	2,900	64
	Kosaido Holdings Co. Ltd.	19,700	64
*	HIS Co. Ltd.	4,800	63
	Hokuto Corp.	4,900	63
	Nihon Parkerizing Co. Ltd.	7,300	63
	Sekisui Jushi Corp.	3,800	63
	Totetsu Kogyo Co. Ltd.	2,700	63
	Towa Pharmaceutical Co. Ltd.	3,100	63
	TSI Holdings Co. Ltd.	9,900	63
*,1	euglena Co. Ltd.	18,400	63
	West Holdings Corp.	3,400	63
	Future Corp.	5,100	62
	Milbon Co. Ltd.	3,000	62
	Miroku Jyoho Service Co. Ltd.	4,800	62
	Shoei Foods Corp.	1,900	62
	Optorun Co. Ltd.	4,900	62
*	PKSHA Technology Inc.	2,900	62
	Hioki EE Corp.	1,100	61
	Onward Holdings Co. Ltd.	16,300	61
	Achilles Corp.	5,800	61
	Yonex Co. Ltd.	4,600	61
	Pasona Group Inc.	3,900	61
	BML Inc.	3,200	60
	Daiichi Jitsugyo Co. Ltd.	3,600	60
	Prestige International Inc.	11,200	60
	Nissan Shatai Co. Ltd.	9,000	60
	Tekken Corp.	3,600	60
	Japan Lifeline Co. Ltd.	7,700	59
	Eizo Corp.	1,900	59
	TechMatrix Corp.	3,500	59
[1]	PHC Holdings Corp.	7,400	59
	United Arrows Ltd.	3,900	58
	Nippon Densetsu Kogyo Co. Ltd.	4,600	58
	Yahagi Construction Co. Ltd.	5,100	58
	Asahi Diamond Industrial Co. Ltd.	9,400	57
	T Hasegawa Co. Ltd.	2,700	57
	Yuasa Trading Co. Ltd.	1,600	57
	Broadleaf Co. Ltd.	11,100	57
	Okinawa Cellular Telephone Co.	2,000	57
	Cybozu Inc.	4,700	56
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	56
	Tachibana Eletech Co. Ltd.	3,000	56
	AZ-COM MARUWA Holdings Inc.	7,300	56
	Toyobo Co. Ltd.	8,000	55
	San-A Co. Ltd.	3,200	55
	Komori Corp.	6,900	55
	Shikoku Kasei Holdings Corp.	3,900	55
	Token Corp.	700	55
	Change Holdings Inc.	5,600	55
	Nagawa Co. Ltd.	1,100	55

ESG International Stock ETF
		Shares	Market Value• ($000)
	Septeni Holdings Co. Ltd.	17,600	55
	Takara Bio Inc.	7,600	54
[1]	Riso Kyoiku Co. Ltd.	31,800	54
	Enplas Corp.	1,100	54
	Fukushima Galilei Co. Ltd.	1,400	54
	Nippon Carbon Co. Ltd.	1,800	54
	Ryobi Ltd.	3,900	54
	KH Neochem Co. Ltd.	3,800	54
	DKS Co. Ltd.	2,400	54
	Aisan Industry Co. Ltd.	5,200	53
	Ichiyoshi Securities Co. Ltd.	10,600	53
	ESPEC Corp.	3,000	53
	Zuken Inc.	2,200	53
	Insource Co. Ltd.	7,200	53
	Asahi Yukizai Corp.	1,800	52
	Furukawa Co. Ltd.	4,700	52
	Maruzen Showa Unyu Co. Ltd.	1,500	52
	Mitsuboshi Belting Ltd.	1,800	52
	Nippon Seiki Co. Ltd.	6,000	52
	Sintokogio Ltd.	7,200	52
	Starzen Co. Ltd.	2,700	52
	Nichireki Co. Ltd.	3,000	52
*	Roland DG Corp.	1,400	51
	Kyosan Electric Manufacturing Co. Ltd.	13,800	51
	Nomura Co. Ltd.	8,800	51
	Uchida Yoko Co. Ltd.	1,000	51
	Earth Corp.	1,400	51
	FP Partner Inc.	2,500	51
	Ichibanya Co. Ltd.	7,000	50
	Fuji Co. Ltd.	3,700	50
	Hibiya Engineering Ltd.	2,100	50
	OSAKA Titanium Technologies Co. Ltd.	2,800	50
	Sakai Moving Service Co. Ltd.	2,800	50
	Sumitomo Riko Co. Ltd.	4,700	50
	Yokogawa Bridge Holdings Corp.	2,700	50
	Hirata Corp.	1,400	50
	San ju San Financial Group Inc.	4,000	50
	Osaka Organic Chemical Industry Ltd.	2,200	50
	Komehyo Holdings Co. Ltd.	1,700	50
	Optex Group Co. Ltd.	4,000	49
	Sumitomo Densetsu Co. Ltd.	2,000	49
	Tsugami Corp.	4,600	49
	RS Technologies Co. Ltd.	2,000	49
	MEC Co. Ltd.	1,800	49
	TRE Holdings Corp.	4,200	49
	CTI Engineering Co. Ltd.	1,500	49
	Idec Corp.	2,600	48
	Torii Pharmaceutical Co. Ltd.	1,900	48
	JAC Recruitment Co. Ltd.	9,200	48
	Vital KSK Holdings Inc.	5,600	48
	Plus Alpha Consulting Co. Ltd.	3,700	48
	Aiphone Co. Ltd.	2,300	47
	Happinet Corp.	1,800	47
	Fujiya Co. Ltd.	2,600	47
	Matsuya Co. Ltd.	7,400	47
	Sato Holdings Corp.	3,300	47
	Zojirushi Corp.	4,400	47
	Restar Corp.	2,400	47
	Vision Inc.	5,200	47
	KeePer Technical Laboratory Co. Ltd.	1,700	47
	WingArc1st Inc.	2,300	47
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	47
	Teikoku Electric Manufacturing Co. Ltd.	2,500	46

ESG International Stock ETF
		Shares	Market Value• ($000)
	Dai Nippon Toryo Co. Ltd.	5,700	46
	Iriso Electronics Co. Ltd.	2,500	46
	Retail Partners Co. Ltd.	4,700	46
	Oita Bank Ltd.	2,000	46
	Tachi-S Co. Ltd.	3,400	46
	Unipres Corp.	5,500	46
	Kyorin Pharmaceutical Co. Ltd.	4,100	46
	Feed One Co. Ltd.	7,780	46
	Altech Corp.	2,500	46
	Chubu Steel Plate Co. Ltd.	2,700	46
	Yondoshi Holdings Inc.	3,500	45
	Toyo Kanetsu KK	1,600	45
	Mirai Industry Co. Ltd.	1,900	45
	J Trust Co. Ltd.	13,800	44
	VT Holdings Co. Ltd.	12,700	44
	Chiyoda Integre Co. Ltd.	1,800	44
	ES-Con Japan Ltd.	6,100	44
	Mitsuba Corp.	6,100	44
	Sanyo Chemical Industries Ltd.	1,600	44
	NS United Kaiun Kaisha Ltd.	1,300	44
	Shin-Etsu Polymer Co. Ltd.	4,100	44
	Toho Titanium Co. Ltd.	5,300	44
	Yurtec Corp.	4,400	44
	Topy Industries Ltd.	3,100	44
	Yokorei Co. Ltd.	6,300	44
	Kameda Seika Co. Ltd.	1,400	43
	Nichicon Corp.	6,300	43
	Trancom Co. Ltd.	900	43
	Anicom Holdings Inc.	9,400	43
	Goldcrest Co. Ltd.	2,100	42
	Furuno Electric Co. Ltd.	3,400	42
	Hosokawa Micron Corp.	1,400	42
	Mitsui DM Sugar Holdings Co. Ltd.	1,900	42
	Pacific Industrial Co. Ltd.	4,300	42
	Koshidaka Holdings Co. Ltd.	6,400	42
	Bank of the Ryukyus Ltd.	5,500	41
	CMK Corp.	12,900	41
	Eiken Chemical Co. Ltd.	2,600	41
	Ishihara Sangyo Kaisha Ltd.	3,900	41
	Piolax Inc.	2,500	41
	Studio Alice Co. Ltd.	3,000	41
	Showa Sangyo Co. Ltd.	1,981	41
	Union Tool Co.	1,000	41
	Konoike Transport Co. Ltd.	2,400	41
	Mirai Corp.	135	41
	Aeon Hokkaido Corp.	6,500	41
	Seikitokyu Kogyo Co. Ltd.	3,600	41
	Hokuetsu Industries Co. Ltd.	3,000	41
	Arakawa Chemical Industries Ltd.	4,600	40
	Daiwa Industries Ltd.	4,000	40
	Fujibo Holdings Inc.	1,300	40
	JCR Pharmaceuticals Co. Ltd.	9,300	40
	Anest Iwata Corp.	4,600	40
	Tosei Corp.	2,500	40
	Tanseisha Co. Ltd.	6,300	40
	Yokowo Co. Ltd.	3,500	40
	Doutor Nichires Holdings Co. Ltd.	2,600	40
	Create SD Holdings Co. Ltd.	1,800	40
*	Istyle Inc.	11,000	40
	One REIT Inc.	23	40
	Avant Group Corp.	3,200	40
	Geo Holdings Corp.	3,500	39
	Futaba Industrial Co. Ltd.	7,800	39

ESG International Stock ETF
		Shares	Market Value• ($000)
	Intage Holdings Inc.	3,500	39
	Sanyo Special Steel Co. Ltd.	2,900	39
	Pack Corp.	1,500	39
	KAWADA TECHNOLOGIES Inc.	2,100	39
	Fixstars Corp.	3,500	39
	TV Asahi Holdings Corp.	2,800	38
	Aichi Steel Corp.	1,700	38
	Siix Corp.	4,900	38
	Chuo Spring Co. Ltd.	4,700	38
	Computer Engineering & Consulting Ltd.	2,900	38
	Kanto Denka Kogyo Co. Ltd.	5,600	38
	Neturen Co. Ltd.	5,200	38
	Sodick Co. Ltd.	7,200	38
	Bell System24 Holdings Inc.	3,600	38
	ESCON Japan REIT Investment Corp.	46	38
	Health Care & Medical Investment Corp.	45	38
	Arisawa Manufacturing Co. Ltd.	3,600	38
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	37
	Digital Arts Inc.	1,200	37
	Press Kogyo Co. Ltd.	8,800	37
	Riken Technos Corp.	5,300	37
	Rock Field Co. Ltd.	3,500	37
	Tamura Corp.	8,300	37
	Procrea Holdings Inc.	2,900	37
	Akita Bank Ltd.	2,200	36
	Nippon Sharyo Ltd.	2,400	36
	Nippon Signal Co. Ltd.	5,300	36
	Sakai Chemical Industry Co. Ltd.	2,000	36
	Toho Bank Ltd.	19,300	36
	eGuarantee Inc.	3,700	36
	Yamashin-Filter Corp.	11,300	36
	ASKA Pharmaceutical Holdings Co. Ltd.	2,200	36
	Nichiban Co. Ltd.	2,600	35
*	Nippon Sheet Glass Co. Ltd.	14,000	35
	CI Takiron Corp.	5,900	35
	Tenma Corp.	1,900	35
	WATAMI Co. Ltd.	5,700	35
	Noevir Holdings Co. Ltd.	900	35
	Transaction Co. Ltd.	2,600	35
	Fudo Tetra Corp.	2,000	34
	Ines Corp.	3,200	34
	Kyodo Printing Co. Ltd.	1,400	34
	Star Micronics Co. Ltd.	2,500	34
	Tochigi Bank Ltd.	17,200	34
	LITALICO Inc.	3,800	34
	Roland Corp.	1,300	34
	Fujicco Co. Ltd.	2,900	33
	Inageya Co. Ltd.	3,900	33
	Riken Vitamin Co. Ltd.	1,800	33
	Shima Seiki Manufacturing Ltd.	3,400	33
	TOC Co. Ltd.	7,000	33
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	33
	SRA Holdings	1,100	33
	Nippon Fine Chemical Co. Ltd.	2,000	33
	V Technology Co. Ltd.	1,600	32
	Futaba Corp.	8,900	32
	G-Tekt Corp.	2,800	32
	Seikagaku Corp.	5,500	32
	Qol Holdings Co. Ltd.	3,200	32
	Daikyonishikawa Corp.	6,600	32
	JSB Co. Ltd.	1,500	32
	Fukui Bank Ltd.	2,300	31
	Sumitomo Mitsui Construction Co. Ltd.	11,800	31

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shikoku Bank Ltd.	4,400	31
	Sumida Corp.	4,800	31
	Hoosiers Holdings Co. Ltd.	4,100	30
	ZIGExN Co. Ltd.	7,800	30
	YAKUODO Holdings Co. Ltd.	1,700	30
	KPP Group Holdings Co. Ltd.	6,200	30
	Itoham Yonekyu Holdings Inc.	1,080	29
	Daido Metal Co. Ltd.	8,000	29
	Key Coffee Inc.	2,000	29
	Okura Industrial Co. Ltd.	1,600	29
	Sumitomo Seika Chemicals Co. Ltd.	800	29
	Tayca Corp.	2,500	29
	Yamagata Bank Ltd.	3,900	29
	Zenrin Co. Ltd.	4,800	29
	Mitsubishi Research Institute Inc.	1,000	29
	Vector Inc.	4,500	29
	COLOPL Inc.	7,100	29
*	eRex Co. Ltd.	5,300	29
	Obara Group Inc.	1,000	28
	Shinwa Co. Ltd.	1,600	28
	Chubu Shiryo Co. Ltd.	2,600	28
	Weathernews Inc.	700	28
	Komatsu Matere Co. Ltd.	5,600	28
*	Nippon Chemi-Con Corp.	3,400	28
	Nippon Denko Co. Ltd.	13,800	28
	Nippon Thompson Co. Ltd.	8,000	28
	Nissei ASB Machine Co. Ltd.	800	28
	Shibusawa Warehouse Co. Ltd.	1,400	28
*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	28
	Tsukishima Holdings Co. Ltd.	2,900	28
	Xebio Holdings Co. Ltd.	3,200	28
	Tsubaki Nakashima Co. Ltd.	5,700	28
[1]	Ki-Star Real Estate Co. Ltd.	1,100	28
	Avex Inc.	2,700	27
	Fukuda Corp.	700	27
	Marudai Food Co. Ltd.	2,200	27
	Osaka Steel Co. Ltd.	1,200	27
	Taki Chemical Co. Ltd.	1,000	27
	NEC Capital Solutions Ltd.	1,000	27
	Elan Corp.	4,800	27
*	TerraSky Co. Ltd.	1,600	27
	Nisso Holdings Co. Ltd.	5,000	27
	Axial Retailing Inc.	4,000	26
	Ichikoh Industries Ltd.	8,300	26
	Mandom Corp.	3,000	26
	Nohmi Bosai Ltd.	1,600	26
	Rheon Automatic Machinery Co. Ltd.	2,700	26
	Solasto Corp.	6,400	26
	robot home Inc.	23,000	26
	Midac Holdings Co. Ltd.	2,200	26
	Daiki Aluminium Industry Co. Ltd.	3,300	26
	Nafco Co. Ltd.	1,400	26
*	Sourcenext Corp.	17,100	25
	Nippon Parking Development Co. Ltd.	17,100	25
	Ryoden Corp.	1,400	25
	Alconix Corp.	2,600	25
	m-up Holdings Inc.	2,900	25
	Raysum Co. Ltd.	1,100	25
	Aida Engineering Ltd.	4,400	24
	JSP Corp.	1,700	24
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	24
	TPR Co. Ltd.	1,500	24
	Tv Tokyo Holdings Corp.	900	24

ESG International Stock ETF
		Shares	Market Value• ($000)
	Oriental Shiraishi Corp.	9,400	24
	Autobacs Seven Co. Ltd.	2,200	23
	Takamatsu Construction Group Co. Ltd.	1,100	23
	Joshin Denki Co. Ltd.	1,200	23
	Kanaden Corp.	2,300	23
	Katakura Industries Co. Ltd.	1,600	23
	Nitto Kohki Co. Ltd.	1,300	23
	Nippon Road Co. Ltd.	2,000	23
	SBS Holdings Inc.	1,300	23
	Shinko Shoji Co. Ltd.	3,600	23
	Toa Corp. (XTKS)	3,500	23
	Toenec Corp.	700	23
	Mie Kotsu Group Holdings Inc.	6,400	23
	Sankyo Tateyama Inc.	4,400	23
	JDC Corp.	6,900	23
	Proto Corp.	2,300	23
	Chilled & Frozen Logistics Holdings Co. Ltd.	600	23
	FULLCAST Holdings Co. Ltd.	2,100	22
	Nihon Nohyaku Co. Ltd.	5,200	22
	Koa Corp.	2,600	22
	France Bed Holdings Co. Ltd.	2,600	22
	Asahi Co. Ltd.	2,000	22
	World Co. Ltd.	1,600	22
*,1	Japan Display Inc.	131,700	22
	Macromill Inc.	3,900	22
	Oro Co. Ltd.	1,400	22
	Asanuma Corp.	4,500	22
	Central Security Patrols Co. Ltd.	1,100	21
	Chofu Seisakusho Co. Ltd.	1,500	21
	Hodogaya Chemical Co. Ltd.	600	21
*	Jamco Corp.	2,200	21
	Halows Co. Ltd.	700	21
	Nitta Corp.	800	21
	Yorozu Corp.	2,700	21
	Takaoka Toko Co. Ltd.	1,600	21
	Nittoku Co. Ltd.	2,100	21
	Fibergate Inc.	2,700	21
	Kintetsu Department Store Co. Ltd.	1,400	20
	Nihon Tokushu Toryo Co. Ltd.	2,400	20
	Towa Bank Ltd.	4,700	20
	Akatsuki Inc.	1,400	20
	Ebase Co. Ltd.	4,800	20
	Yukiguni Maitake Co. Ltd.	2,900	20
	Fuso Pharmaceutical Industries Ltd.	1,200	19
	J-Oil Mills Inc.	1,400	19
	Nachi-Fujikoshi Corp.	900	19
	Shin Nippon Biomedical Laboratories Ltd.	2,300	19
	Sanoh Industrial Co. Ltd.	3,300	19
*	Demae-Can Co. Ltd.	10,400	19
	Tosei REIT Investment Corp.	20	19
	Chiyoda Co. Ltd.	3,000	18
	Cosel Co. Ltd.	2,100	18
	Fuji Pharma Co. Ltd.	1,900	18
	KFC Holdings Japan Ltd.	400	18
	Nakayama Steel Works Ltd.	3,100	18
	Nippon Rietec Co. Ltd.	2,400	18
	Chori Co. Ltd.	700	17
	DyDo Group Holdings Inc.	900	17
	Mirarth Holdings Inc.	4,800	17
	Hochiki Corp.	1,100	17
	Nippon Ceramic Co. Ltd.	1,000	17
	Tokyu Construction Co. Ltd.	3,300	17
	Digital Holdings Inc.	2,500	17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sekisui Kasei Co. Ltd.	5,700	17
	Tomoku Co. Ltd.	1,000	17
	Nihon Chouzai Co. Ltd.	2,000	17
*	Gurunavi Inc.	6,800	17
	S-Pool Inc.	6,900	17
	Gree Inc.	5,700	17
	FIDEA Holdings Co. Ltd.	1,600	17
[1]	Takatori Corp.	800	17
	Belluna Co. Ltd.	3,100	16
*	KNT-CT Holdings Co. Ltd.	1,800	16
[1]	Abalance Corp.	1,800	16
	Kenko Mayonnaise Co. Ltd.	900	15
	Matsuda Sangyo Co. Ltd.	700	15
	Oiles Corp.	1,000	15
*	Pacific Metals Co. Ltd.	1,600	15
	T-Gaia Corp.	600	15
[1]	YA-MAN Ltd.	2,600	15
	METAWATER Co. Ltd.	1,200	15
*	Net Protections Holdings Inc.	7,000	15
	Corona Corp. Class A	2,200	14
	Central Sports Co. Ltd.	800	14
	Ohara Inc.	1,400	14
	ValueCommerce Co. Ltd.	1,800	14
	I-PEX Inc.	1,200	14
	Iseki & Co. Ltd.	1,900	13
	Noritz Corp.	1,000	13
	Onoken Co. Ltd.	1,200	13
	Shimizu Bank Ltd.	1,300	13
	Takamiya Co. Ltd.	4,200	13
	Daito Pharmaceutical Co. Ltd.	770	13
	Sparx Group Co. Ltd.	1,300	13
	Media Do Co. Ltd.	1,200	13
	Aichi Corp.	1,500	12
	MTI Ltd.	1,700	12
*	FDK Corp.	2,700	12
	Tsutsumi Jewelry Co. Ltd.	800	12
	Medical Data Vision Co. Ltd.	3,200	12
[1]	Airtrip Corp.	1,400	12
	Taiho Kogyo Co. Ltd.	2,400	11
	Aeon Fantasy Co. Ltd.	700	11
	Pronexus Inc.	1,200	10
	Alpha Systems Inc.	500	10
	DKK Co. Ltd.	700	10
	Nihon Trim Co. Ltd.	400	10
*	Toho Zinc Co. Ltd.	1,400	10
	Tokushu Tokai Paper Co. Ltd.	400	10
	Kamakura Shinsho Ltd.	3,400	10
	Moriroku Holdings Co. Ltd.	600	10
	Alpen Co. Ltd.	600	9
	Nagatanien Holdings Co. Ltd.	400	8
	World Holdings Co. Ltd.	600	8
	LIFULL Co. Ltd.	7,700	8
	Gecoss Corp.	1,100	7
	Koatsu Gas Kogyo Co. Ltd.	1,200	7
	Cleanup Corp.	1,200	6
	Marvelous Inc.	1,400	6
	Tokai Corp.	400	6
	Advan Group Co. Ltd.	800	5
*	Open Door Inc.	1,000	5
	Wowow Inc.	500	4
	Okuwa Co. Ltd.	700	4
	Japan Medical Dynamic Marketing Inc.	700	4
	Direct Marketing MiX Inc.	2,700	4

ESG International Stock ETF
		Shares	Market Value• ($000)
	Orient Corp.	500	3
	Gakken Holdings Co. Ltd.	400	3
	Shindengen Electric Manufacturing Co. Ltd.	100	2
	Airport Facilities Co. Ltd.	200	1
			688,378
Kuwait (0.3%)
	Kuwait Finance House KSCP	1,715,549	4,089
	National Bank of Kuwait SAKP	1,295,648	3,725
	Mobile Telecommunications Co. KSCP	384,205	588
	Boubyan Bank KSCP	218,238	421
	Mabanee Co. KPSC	120,005	337
	Gulf Bank KSCP	311,076	323
	National Industries Group Holding SAK	373,578	274
	Agility Public Warehousing Co. KSC	280,208	235
*	Warba Bank KSCP	221,684	143
	Boursa Kuwait Securities Co. KPSC	16,677	112
	Burgan Bank SAK	174,074	110
	Salhia Real Estate Co. KSCP	70,238	100
*	Kuwait Projects Co. Holding KSCP	285,899	97
	Kuwait International Bank KSCP	155,316	94
	Kuwait Telecommunications Co.	51,605	91
	Integrated Holding Co. KCSC	46,810	85
*	National Real Estate Co. KPSC	216,724	52
*	Jazeera Airways Co. KSCP	15,409	49
*	Alimtiaz Investment Group KSC	279,221	43
			10,968
Malaysia (0.6%)
	Malayan Banking Bhd.	1,221,600	3,048
	Public Bank Bhd.	2,397,100	2,673
	CIMB Group Holdings Bhd.	1,358,000	2,582
	Gamuda Bhd.	449,600	780
	IHH Healthcare Bhd.	481,500	699
	Press Metal Aluminium Holdings Bhd.	601,600	693
	MISC Bhd.	348,874	677
	SD Guthrie Bhd.	575,200	609
	Petronas Chemicals Group Bhd.	446,400	600
	Celcomdigi Bhd.	648,100	581
	AMMB Holdings Bhd.	414,400	499
	Malaysia Airports Holdings Bhd.	195,100	474
	Hong Leong Bank Bhd.	96,100	472
	Axiata Group Bhd.	772,700	455
	Sime Darby Bhd.	780,900	449
	RHB Bank Bhd.	304,900	433
	Kuala Lumpur Kepong Bhd.	84,600	426
	IOI Corp. Bhd.	456,900	425
	Maxis Bhd.	474,200	424
	Inari Amertron Bhd.	546,700	399
	PPB Group Bhd.	102,700	347
	TIME dotCom Bhd.	280,500	326
[2]	MR DIY Group M Bhd.	606,700	289
	Telekom Malaysia Bhd.	178,782	280
	Alliance Bank Malaysia Bhd.	261,000	260
	Nestle Malaysia Bhd.	10,100	248
	Bursa Malaysia Bhd.	102,900	220
	QL Resources Bhd.	141,500	213
	KPJ Healthcare Bhd.	474,900	211
	My EG Services Bhd.	1,007,800	209
*	Top Glove Corp. Bhd.	888,400	189
	Bermaz Auto Bhd.	324,300	188
	Frontken Corp. Bhd.	201,800	168
	Fraser & Neave Holdings Bhd.	23,500	163
*	Chin Hin Group Bhd.	218,600	159

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Hartalega Holdings Bhd.	274,600	157
	Pentamaster Corp. Bhd.	160,950	147
	HAP Seng Consolidated Bhd.	149,000	144
	United Plantations Bhd.	23,300	140
	MBSB Bhd.	716,600	134
	Padini Holdings Bhd.	159,600	124
	Hong Leong Financial Group Bhd.	26,900	116
	Malaysian Pacific Industries Bhd.	16,700	114
	VS Industry Bhd.	434,600	110
	FGV Holdings Bhd.	378,900	109
	IOI Properties Group Bhd.	226,300	108
	Scientex Bhd.	111,400	105
	Bank Islam Malaysia Bhd.	168,300	104
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	101
	Kossan Rubber Industries Bhd.	230,000	97
	SP Setia Bhd. Group	366,800	94
	Malaysian Resources Corp. Bhd.	663,900	85
*	WCT Holdings Bhd.	339,300	83
	D&O Green Technologies Bhd.	129,900	83
	CTOS Digital Bhd.	257,600	78
*	Greatech Technology Bhd.	62,200	68
*	UWC Bhd.	98,400	57
	Cahya Mata Sarawak Bhd.	175,500	55
	UEM Sunrise Bhd.	235,100	48
*,2	Lotte Chemical Titan Holding Bhd.	192,400	45
*	Astro Malaysia Holdings Bhd.	306,900	17
			23,391
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	490,400	3,392
	Fomento Economico Mexicano SAB de CV	309,323	3,164
	America Movil SAB de CV Class B	3,807,541	3,151
	Wal-Mart de Mexico SAB de CV	868,100	2,767
	Cemex SAB de CV	2,571,500	1,563
	Grupo Bimbo SAB de CV Class A	370,734	1,327
	Grupo Aeroportuario del Pacifico SAB de CV Class B	67,430	1,194
	Grupo Aeroportuario del Sureste SAB de CV Class B	34,700	930
	Coca-Cola Femsa SAB de CV	92,420	776
*	Grupo Financiero Inbursa SAB de CV	324,500	771
	Arca Continental SAB de CV	75,400	675
	Gruma SAB de CV Class B	31,525	579
	Fibra Uno Administracion SA de CV	461,100	543
	Prologis Property Mexico SA de CV	153,112	488
	Grupo Carso SAB de CV	76,893	462
[3]	Grupo Elektra SAB de CV	9,400	451
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,753	382
	Corp. Inmobiliaria Vesta SAB de CV	134,200	368
	Grupo Comercial Chedraui SA de CV	47,300	359
[2]	Banco del Bajio SA	118,100	295
*	Industrias Penoles SAB de CV	20,630	248
[2]	FIBRA Macquarie Mexico	154,516	244
	Regional SAB de CV	36,700	233
	Alsea SAB de CV	82,600	226
	Qualitas Controladora SAB de CV	26,800	215
	Kimberly-Clark de Mexico SAB de CV Class A	125,100	204
	El Puerto de Liverpool SAB de CV	31,600	182
	Grupo Televisa SAB	424,400	170
	Gentera SAB de CV	157,900	169
	Operadora De Sites Mexicanos SAB de CV	192,900	160
	Orbia Advance Corp. SAB de CV	147,700	158
	La Comer SAB de CV	86,700	148
	Genomma Lab Internacional SAB de CV Class B	120,400	116
	Megacable Holdings SAB de CV	45,900	98

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bolsa Mexicana de Valores SAB de CV	55,300	85
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	143,500	82
	TF Administradora Industrial S de RL de CV	29,800	57
*,2	Grupo Traxion SAB de CV Class A	53,400	55
*	Ollamani SAB	22,065	46
*,2	Nemak SAB de CV	327,600	37
*	Alpek SAB de CV Class A	51,600	33
*	Grupo Rotoplas SAB de CV	25,441	32
	Concentradora Fibra Danhos SA de CV	25,700	26
			26,661
Netherlands (3.5%)
	ASML Holding NV	66,351	59,838
	ING Groep NV	525,971	9,563
	Prosus NV	245,434	9,098
*,2	Adyen NV	4,975	7,342
	Wolters Kluwer NV	40,693	6,959
	Koninklijke Ahold Delhaize NV	158,967	5,470
	ASM International NV	7,857	5,350
*	Koninklijke Philips NV	134,441	4,049
	DSM-Firmenich AG	29,245	3,993
	Universal Music Group NV	126,283	3,304
	Koninklijke KPN NV	592,619	2,420
	NN Group NV	47,010	2,306
	Akzo Nobel NV	29,700	1,900
	EXOR NV	16,417	1,832
	BE Semiconductor Industries NV	12,834	1,692
	IMCD NV	9,925	1,625
	Aegon Ltd.	247,471	1,516
[2]	Euronext NV	13,747	1,468
[2]	ABN AMRO Bank NV	73,466	1,263
	ASR Nederland NV	25,581	1,254
	Randstad NV	18,592	897
*	InPost SA	35,759	661
[2]	Signify NV	22,587	557
	OCI NV	16,129	512
*,2	Just Eat Takeaway.com NV	33,846	497
	Koninklijke Vopak NV	10,543	485
	JDE Peet's NV	17,968	411
[1,2]	CTP NV	19,954	375
	Allfunds Group plc	59,019	356
	TKH Group NV	8,133	334
	Corbion NV	11,279	286
	Van Lanschot Kempen NV	5,730	264
*	Galapagos NV	7,324	213
*,1,2	Basic-Fit NV	8,517	212
[1]	APERAM SA	7,156	202
	Eurocommercial Properties NV	6,306	163
	Flow Traders Ltd.	4,728	91
	PostNL NV	52,070	71
	Wereldhave NV	4,375	68
*,2	Alfen NV	3,351	55
*	TomTom NV	8,898	51
	Vastned Retail NV	1,740	46
	Brunel International NV	3,101	33
	NSI NV	1,453	32
			139,114
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	97,774	2,182
	Infratil Ltd.	161,381	1,114
	Auckland International Airport Ltd.	230,075	1,093
	Meridian Energy Ltd.	219,170	870
	Spark New Zealand Ltd.	329,891	739

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mainfreight Ltd.	13,338	608
	EBOS Group Ltd.	26,323	577
	Mercury NZ Ltd.	124,895	489
*	a2 Milk Co. Ltd.	126,655	482
	Summerset Group Holdings Ltd.	43,015	307
*	Ryman Healthcare Ltd.	90,946	276
	Fletcher Building Ltd.	120,526	232
	Precinct Properties Group	167,459	140
	Freightways Group Ltd.	20,479	122
	Stride Property Group	134,058	122
	Kiwi Property Group Ltd.	189,016	114
	SKY Network Television Ltd.	49,271	84
	Vector Ltd.	30,069	73
	Argosy Property Ltd.	97,257	72
	Air New Zealand Ltd.	166,443	57
	Scales Corp. Ltd.	9,888	21
			9,774
Norway (0.5%)
	DNB Bank ASA	171,500	3,623
	Mowi ASA	77,056	1,341
	Telenor ASA	102,263	1,267
	Norsk Hydro ASA	225,488	1,258
	Orkla ASA	126,368	1,123
	Yara International ASA	28,552	830
	Storebrand ASA	74,328	800
	TOMRA Systems ASA	40,024	619
	Salmar ASA	11,202	582
	Frontline plc	23,478	574
	Schibsted ASA Class A	17,886	548
	Gjensidige Forsikring ASA	27,897	494
	Bakkafrost P/F	9,099	493
*	Nordic Semiconductor ASA	31,979	432
	SpareBank 1 SR-Bank ASA	33,329	427
	SpareBank 1 SMN	28,608	424
	Hafnia Ltd.	41,223	333
	Schibsted ASA Class B	10,354	297
	Borregaard ASA	14,677	272
	Golden Ocean Group Ltd.	19,129	236
	Protector Forsikring ASA	11,051	236
*	Cadeler A/S	32,879	218
[2]	BW LPG Ltd.	13,321	209
	Leroy Seafood Group ASA	41,419	196
	Aker ASA Class A	3,413	193
	Hoegh Autoliners ASA	17,239	192
*,2	AutoStore Holdings Ltd.	174,088	184
	Atea ASA	12,433	169
	Wallenius Wilhelmsen ASA	15,859	164
	Veidekke ASA	13,821	161
*,2	Crayon Group Holding ASA	12,903	155
[2]	Europris ASA	23,888	150
	Stolt-Nielsen Ltd.	3,611	144
	MPC Container Ships ASA	66,447	139
*,2	Scatec ASA	17,718	135
*,1	NEL ASA	266,701	135
*,2	Entra ASA	9,765	121
	FLEX LNG Ltd.	4,302	115
	Austevoll Seafood ASA	11,638	104
*,2	Elkem ASA	47,514	90
	Bonheur ASA	3,216	84
	Wilh Wilhelmsen Holding ASA Class A	2,052	80
*	Hexagon Composites ASA	18,579	71
	Grieg Seafood ASA	8,499	40

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Aker Carbon Capture ASA	50,252	29
*	Cavendish Hydrogen ASA	5,334	6
			19,493
Pakistan (0.0%)
	Habib Bank Ltd.	121,342	55
	Engro Fertilizers Ltd.	92,446	53
	Millat Tractors Ltd.	24,824	52
	Lucky Cement Ltd.	16,479	49
	United Bank Ltd.	54,082	49
	Systems Ltd.	16,462	25
*	TRG Pakistan	98,500	18
			301
Philippines (0.2%)
	International Container Terminal Services Inc.	185,770	1,312
	BDO Unibank Inc.	405,914	1,105
	SM Prime Holdings Inc.	1,872,600	1,033
	Ayala Land Inc.	1,304,900	820
	Bank of the Philippine Islands	349,423	778
	Metropolitan Bank & Trust Co.	305,017	400
	PLDT Inc.	14,160	378
	Jollibee Foods Corp.	69,850	324
	Universal Robina Corp.	149,130	242
	JG Summit Holdings Inc.	485,200	203
[2]	Monde Nissin Corp.	1,126,700	190
	Globe Telecom Inc.	4,295	168
	GT Capital Holdings Inc.	13,970	155
	Century Pacific Food Inc.	173,700	113
*	Converge Information & Communications Technology Solutions Inc.	368,400	99
	Wilcon Depot Inc.	252,300	84
	AREIT Inc.	110,500	76
*	Cebu Air Inc.	121,520	62
	Robinsons Land Corp.	209,800	56
	D&L Industries Inc.	244,200	27
	Megaworld Corp.	704,000	24
			7,649
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	145,358	2,177
	Powszechny Zaklad Ubezpieczen SA	95,852	1,154
	Bank Polska Kasa Opieki SA	27,106	1,110
*,2	Allegro.eu SA	94,961	935
	Santander Bank Polska SA	5,367	723
	LPP SA	186	707
*,2	Dino Polska SA	8,103	674
	CD Projekt SA	10,741	508
	Alior Bank SA	14,901	394
	KRUK SA	2,920	335
*	mBank SA	2,000	331
	Budimex SA	2,088	325
*	CCC SA	7,790	312
	Grupa Kety SA	1,556	312
	Asseco Poland SA	10,945	255
	Orange Polska SA	109,659	246
*	Bank Millennium SA	93,530	217
	Benefit Systems SA	297	203
*	Cyfrowy Polsat SA	31,836	122
*,2	Pepco Group NV	23,436	110
	Bank Handlowy w Warszawie SA	4,281	104
*	AmRest Holdings SE	8,831	52
*	Grupa Azoty SA	4,644	21
	Warsaw Stock Exchange	1,564	18
			11,345

ESG International Stock ETF
		Shares	Market Value• ($000)
Portugal (0.1%)
	Jeronimo Martins SGPS SA	45,343	840
	EDP Renovaveis SA	48,642	778
	Banco Comercial Portugues SA	1,332,034	614
	NOS SGPS SA	61,954	247
	Sonae SGPS SA	197,943	208
	CTT-Correios de Portugal SA	26,085	129
	REN - Redes Energeticas Nacionais SGPS SA	46,945	123
	Navigator Co. SA	29,610	121
*	Greenvolt-Energias Renovaveis SA	7,660	70
	Mota-Engil SGPS SA	12,381	42
	Altri SGPS SA	4,107	22
			3,194
Qatar (0.2%)
	Qatar National Bank QPSC	735,552	3,207
	Qatar Islamic Bank QPSC	287,310	1,546
	Industries Qatar QSC	273,708	971
	Masraf Al Rayan QSC	1,036,092	656
	Commercial Bank PSQC	550,607	618
	Qatar Gas Transport Co. Ltd.	458,592	568
	Qatar Navigation QSC	169,251	542
	Mesaieed Petrochemical Holding Co.	1,075,677	489
	Ooredoo QPSC	137,432	416
	Barwa Real Estate Co.	286,341	220
	Vodafone Qatar QSC	358,561	177
	Doha Bank QPSC	410,310	176
	Qatar Aluminum Manufacturing Co.	427,710	150
	United Development Co. QSC	355,162	108
	Al Meera Consumer Goods Co. QSC	20,566	81
			9,925
Romania (0.0%)
	Banca Transilvania SA	132,750	848
*	MED Life SA	46,244	61
*	Teraplast SA	209,443	23
	One United Properties SA	156,822	22
			954
Russia (0.0%)
*,3	Sberbank of Russia PJSC	1,437,070	—
*,3	Unipro PJSC	2,240,000	—
*,3	VTB Bank PJSC GDR	17,656	—
*,3	PhosAgro PJSC	3,204	—
*,3	OGK-2 PJSC	6,493,000	—
*,3	Polyus PJSC	3,525	—
*,3	TGC-1 PJSC	698,000,001	—
*,3	RusHydro PJSC	6,697,000	—
*,3	Aeroflot PJSC	169,870	—
*,3	Rostelecom PJSC	108,980	—
*,3	Novolipetsk Steel PJSC	118,300	—
*,3	Mobile TeleSystems PJSC	72,320	—
*,3	Magnit PJSC	9,808	—
*,3	Mosenergo PJSC	1,671,000	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	59,114,436	—
*,3	M.Video PJSC	15,392	—
*,3	VTB Bank PJSC	102,284	—
*,3	Inter RAO UES PJSC	3,338,400	—
*,3	EL5-ENERO PJSC	20,838,000	—
*,3	Sistema AFK PAO	466,300	—
*,3	Moscow Exchange MICEX-RTS PJSC	175,830	—
*,2,3	Detsky Mir PJSC	100,010	—
*,3	Credit Bank of Moscow PJSC	1,108,700	—
*,3	Novorossiysk Commercial Sea Port PJSC	1,721,500	—
*,3	Cherkizovo Group PJSC	1,432	—

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Gruppa Kompanii Samolyot PAO	951	—
*,3	IDGC of Centre & Volga Region PJSC	13,690,000	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	330,152	7,775
	Saudi National Bank	491,101	4,605
	Saudi Telecom Co.	305,052	3,497
*	Saudi Arabian Mining Co.	204,518	2,317
	Riyad Bank	245,600	1,692
	Alinma Bank	201,220	1,678
	Elm Co.	4,271	1,141
	Etihad Etisalat Co.	65,786	886
	Banque Saudi Fransi	94,547	861
	Arab National Bank	151,124	779
	Almarai Co. JSC	42,554	617
	Saudi Tadawul Group Holding Co.	7,891	518
	Co. for Cooperative Insurance	11,727	495
	Sahara International Petrochemical Co.	55,517	427
*	Al Rajhi Co. for Co-operative Insurance	7,821	423
	Arabian Internet & Communications Services Co.	4,364	338
*	Dar Al Arkan Real Estate Development Co.	83,582	327
*	Savola Group	43,850	311
*	Advanced Petrochemical Co.	30,135	304
	Jarir Marketing Co.	86,220	294
	Riyadh Cables Group Co.	9,602	286
	Astra Industrial Group	5,854	268
	Leejam Sports Co. JSC	4,608	266
	Abdullah Al Othaim Markets Co.	82,580	253
	Saudia Dairy & Foodstuff Co.	2,657	251
	Catrion Catering Holding Co.	7,610	240
	Mobile Telecommunications Co. Saudi Arabia	79,713	238
	Saudi Chemical Co. Holding	63,750	202
[2]	Arabian Centres Co.	27,779	171
	United International Transportation Co.	6,872	167
	Arriyadh Development Co.	23,240	155
*	National Industrialization Co.	45,468	136
*	Arabian Contracting Services Co.	2,364	131
	Al-Dawaa Medical Services Co.	4,411	109
	Al Masane Al Kobra Mining Co.	5,791	102
*	Saudi Ceramic Co.	11,665	93
	Bawan Co.	7,654	83
	BinDawood Holding Co.	41,810	81
	Northern Region Cement Co.	30,836	73
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,007	72
	Eastern Province Cement Co.	7,888	67
	Yanbu Cement Co.	10,314	66
	City Cement Co.	13,514	62
*	Sinad Holding Co.	16,101	60
*	Methanol Chemicals Co.	14,617	60
*	Zamil Industrial Investment Co.	7,113	53
*	Najran Cement Co.	19,398	46
*	Saudi Public Transport Co.	6,092	32
*	Fawaz Abdulaziz Al Hokair & Co.	5,533	15
			33,123
Singapore (1.0%)
	DBS Group Holdings Ltd.	333,950	9,325
	Oversea-Chinese Banking Corp. Ltd.	584,100	6,511
	United Overseas Bank Ltd.	208,800	5,019
	Singapore Telecommunications Ltd.	1,286,600	3,086
	CapitaLand Integrated Commercial Trust	814,400	1,323
	CapitaLand Ascendas REIT	570,500	1,258
	Singapore Exchange Ltd.	150,800	1,251

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Singapore Airlines Ltd.	225,100	1,083
	Keppel Ltd.	225,100	1,064
	CapitaLand Investment Ltd.	449,300	933
	Wilmar International Ltd.	348,987	839
	Mapletree Industrial Trust	378,200	707
	Mapletree Logistics Trust	585,100	610
	Venture Corp. Ltd.	50,300	541
	SATS Ltd.	167,793	470
	Frasers Centrepoint Trust	244,119	445
	Keppel DC REIT	256,423	419
	ComfortDelGro Corp. Ltd.	377,300	411
*	Seatrium Ltd.	353,508	402
	UOL Group Ltd.	96,300	397
	Mapletree Pan Asia Commercial Trust	352,500	370
	Frasers Logistics & Commercial Trust	437,689	365
	City Developments Ltd.	73,300	294
	NetLink NBN Trust	351,200	236
	ESR-LOGOS REIT	892,578	184
	Keppel REIT	267,920	181
	Olam Group Ltd.	207,500	180
	AIMS APAC REIT	154,836	154
	Lendlease Global Commercial REIT	310,632	139
	Starhill Global REIT	341,900	134
	Raffles Medical Group Ltd.	187,000	130
	iFAST Corp. Ltd.	22,100	120
	SIA Engineering Co. Ltd.	61,500	110
	StarHub Ltd.	106,900	101
	CapitaLand China Trust	181,800	97
	Digital Core REIT Management Pte. Ltd.	149,200	91
	Hutchison Port Holdings Trust	689,300	89
	Sheng Siong Group Ltd.	67,800	79
	First Resources Ltd.	65,400	74
	Riverstone Holdings Ltd.	103,000	71
	CDL Hospitality Trusts	85,800	61
	UMS Holdings Ltd.	75,500	59
*	AEM Holdings Ltd.	56,863	56
	Bumitama Agri Ltd.	98,300	55
	Singapore Post Ltd.	161,500	53
	Silverlake Axis Ltd.	130,249	37
*	Manulife US REIT	209,594	21
*	COSCO SHIPPING International Singapore Co. Ltd.	104,600	10
	Nanofilm Technologies International Ltd.	11,500	7
*,3	Eagle Hospitality Trust	38,000	—
			39,652
South Africa (1.1%)
	Naspers Ltd.	30,672	6,327
	FirstRand Ltd.	852,084	4,097
	Standard Bank Group Ltd.	226,847	3,047
	Capitec Bank Holdings Ltd.	14,495	2,367
	Anglogold Ashanti plc	70,613	2,090
	Gold Fields Ltd.	149,328	2,070
	Sanlam Ltd.	310,144	1,546
	MTN Group Ltd.	307,081	1,530
	Bid Corp. Ltd.	57,125	1,441
	Shoprite Holdings Ltd.	82,382	1,427
	Absa Group Ltd.	134,686	1,328
	Nedbank Group Ltd.	80,013	1,325
	Bidvest Group Ltd.	59,801	973
	Harmony Gold Mining Co. Ltd.	94,808	929
	Aspen Pharmacare Holdings Ltd.	67,239	903
	Clicks Group Ltd.	42,877	893
	Discovery Ltd.	92,741	794

ESG International Stock ETF
		Shares	Market Value• ($000)
	NEPI Rockcastle NV	97,066	792
	Remgro Ltd.	88,415	717
	Mr Price Group Ltd.	45,311	613
	Impala Platinum Holdings Ltd.	136,315	587
	Woolworths Holdings Ltd.	157,405	568
	Vodacom Group Ltd.	90,129	557
[2]	Pepkor Holdings Ltd.	426,369	526
	Old Mutual Ltd.	713,447	516
	Foschini Group Ltd.	57,003	462
	Growthpoint Properties Ltd.	563,524	446
	AVI Ltd.	65,959	376
	Northam Platinum Holdings Ltd.	60,981	361
	Anglo American Platinum Ltd.	9,744	336
	Investec Ltd.	43,844	332
	Momentum Group Ltd.	212,496	332
	OUTsurance Group Ltd.	123,795	331
	Tiger Brands Ltd.	23,800	314
	Truworths International Ltd.	57,272	312
*	MultiChoice Group	47,496	294
	Redefine Properties Ltd.	964,963	258
	Sappi Ltd.	98,503	252
	Netcare Ltd.	285,857	218
	Fortress Real Estate Investments Ltd. Class B	161,166	174
	African Rainbow Minerals Ltd.	17,306	170
	Kumba Iron Ore Ltd.	8,339	165
	Life Healthcare Group Holdings Ltd.	192,706	155
	Vukile Property Fund Ltd.	144,352	143
	Motus Holdings Ltd.	19,229	130
	Barloworld Ltd.	23,845	125
	Hyprop Investments Ltd.	53,980	116
*	Pick n Pay Stores Ltd.	81,640	111
	Resilient REIT Ltd.	30,881	99
[2]	Dis-Chem Pharmacies Ltd.	48,280	94
	Santam Ltd.	4,268	84
	Coronation Fund Managers Ltd.	35,537	81
	AECI Ltd.	13,043	78
*	MAS plc	74,821	73
*	We Buy Cars Pty Ltd.	41,879	72
*	Telkom SA SOC Ltd.	44,457	70
	Attacq Ltd.	107,854	70
	Equites Property Fund Ltd.	91,645	70
*	KAP Ltd.	368,211	69
	Super Group Ltd.	41,486	65
	Omnia Holdings Ltd.	17,998	64
	DataTec Ltd.	31,485	63
	Ninety One Ltd.	28,960	63
	JSE Ltd.	8,355	55
	DRDGOLD Ltd.	56,618	47
*	Astral Foods Ltd.	4,747	46
	Curro Holdings Ltd.	53,607	40
*	Transaction Capital Ltd.	128,158	20
			45,199
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	805,744	44,750
	SK Hynix Inc.	91,483	11,988
	Hyundai Motor Co.	22,349	4,287
	Celltrion Inc.	24,336	3,702
	KB Financial Group Inc.	56,560	3,647
	Shinhan Financial Group Co. Ltd.	82,874	3,508
	NAVER Corp.	22,835	2,897
	Samsung SDI Co. Ltd.	8,626	2,296
*,2	Samsung Biologics Co. Ltd.	2,917	2,139

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hana Financial Group Inc.	43,987	2,042
*	LG Energy Solution Ltd.	6,659	1,940
	LG Chem Ltd.	7,815	1,885
	Hyundai Mobis Co. Ltd.	11,416	1,863
*	Alteogen Inc.	7,055	1,684
	Kakao Corp.	54,355	1,520
*	Krafton Inc.	5,917	1,448
	Samsung Fire & Marine Insurance Co. Ltd.	5,187	1,347
*	HLB Inc.	19,736	1,324
	Woori Financial Group Inc.	103,031	1,234
	LG Electronics Inc.	16,489	1,229
*	Ecopro Co. Ltd.	16,153	1,037
	Meritz Financial Group Inc.	14,894	1,017
	Samsung Electro-Mechanics Co. Ltd.	9,173	982
*	Ecopro BM Co. Ltd.	7,689	971
*	SK Square Co. Ltd.	15,612	919
	Yuhan Corp.	8,659	915
	Samsung Life Insurance Co. Ltd.	12,329	901
	LG Corp.	14,595	867
*	Samsung Heavy Industries Co. Ltd.	107,248	845
	POSCO Future M Co. Ltd.	4,779	772
	Korea Zinc Co. Ltd.	1,751	701
	Samsung SDS Co. Ltd.	6,038	682
	DB Insurance Co. Ltd.	7,480	651
	Hanmi Semiconductor Co. Ltd.	7,434	642
	HMM Co. Ltd.	49,987	637
	KakaoBank Corp.	34,758	577
*	Samsung E&A Co. Ltd.	26,376	502
	Hyundai Glovis Co. Ltd.	5,930	498
	LG Innotek Co. Ltd.	2,318	483
	Coway Co. Ltd.	8,670	436
*	LG Display Co. Ltd.	49,594	419
	Industrial Bank of Korea	39,772	411
	BNK Financial Group Inc.	54,014	411
	Amorepacific Corp.	4,368	406
	LG H&H Co. Ltd.	1,517	403
	Samsung Securities Co. Ltd.	11,218	397
	Hankook Tire & Technology Co. Ltd.	12,013	391
*	SK Biopharmaceuticals Co. Ltd.	4,357	376
	NCSoft Corp.	2,506	353
	Korea Investment Holdings Co. Ltd.	6,109	333
*	Enchem Co. Ltd.	2,271	327
	LS Electric Co. Ltd.	2,595	326
	Hanwha Solutions Corp.	16,542	322
	Mirae Asset Securities Co. Ltd.	48,318	303
*	SKC Co. Ltd.	3,058	297
	CJ CheilJedang Corp.	1,224	295
*	CosmoAM&T Co. Ltd.	3,602	291
*	L&F Co. Ltd.	4,029	284
	Hanmi Pharm Co. Ltd.	1,176	278
	JB Financial Group Co. Ltd.	25,643	272
	NH Investment & Securities Co. Ltd.	26,464	271
*	HD Hyundai MIPO	3,476	269
*	Sam Chun Dang Pharm Co. Ltd.	2,216	263
	Hanjin Kal Corp.	5,116	262
	Orion Corp.	3,605	248
	Samyang Foods Co. Ltd.	648	240
	Hyundai Steel Co.	12,457	237
	IsuPetasys Co. Ltd.	7,507	235
	Fila Holdings Corp.	7,354	233
	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	231
	Doosan Bobcat Inc.	7,631	228
*	LigaChem Biosciences Inc.	3,010	218

ESG International Stock ETF
		Shares	Market Value• ($000)
	LEENO Industrial Inc.	1,429	210
	CJ Corp.	2,387	201
*	Kum Yang Co. Ltd.	5,581	194
	KIWOOM Securities Co. Ltd.	1,900	193
	LG Uplus Corp.	26,370	192
	Posco DX Co. Ltd.	8,785	176
*	Hanall Biopharma Co. Ltd.	5,823	175
*	Hugel Inc.	840	171
*	Doosan Robotics Inc.	3,166	168
	JYP Entertainment Corp.	4,294	165
	Eo Technics Co. Ltd.	1,263	163
	DB HiTek Co. Ltd.	5,308	162
*	Celltrion Pharm Inc.	3,087	160
*	Oscotec Inc.	5,027	158
	HPSP Co. Ltd.	7,062	158
	Classys Inc.	4,196	158
	Hotel Shilla Co. Ltd.	4,382	156
	ST Pharm Co. Ltd.	1,759	152
	Chong Kun Dang Pharmaceutical Corp.	1,591	148
	HL Mando Co. Ltd.	5,782	148
*	SK Bioscience Co. Ltd.	3,565	148
*,2	Netmarble Corp.	3,227	147
	NongShim Co. Ltd.	501	145
	SK REITs Co. Ltd.	35,613	142
	PharmaResearch Co. Ltd.	1,081	141
	KCC Corp.	654	140
	CS Wind Corp.	2,902	140
*	WONIK IPS Co. Ltd.	5,305	136
*	Rainbow Robotics	1,249	136
	DGB Financial Group Inc.	21,571	135
*	HLB Life Science Co. Ltd.	15,034	133
	Hansol Chemical Co. Ltd.	1,220	132
	Youngone Corp.	4,603	131
*	Pearl Abyss Corp.	4,922	125
	Cosmax Inc.	1,366	124
*	People & Technology Inc.	2,911	124
	JR Global REIT	44,619	122
*	Daejoo Electronic Materials Co. Ltd.	1,454	122
*	ISU Specialty Chemical	3,055	122
	Samsung Card Co. Ltd.	3,697	121
	Kolmar Korea Co. Ltd.	2,446	120
	Hanwha Life Insurance Co. Ltd.	53,246	119
	Hyundai Autoever Corp.	983	119
	Cheil Worldwide Inc.	8,667	118
	Hyundai Elevator Co. Ltd.	3,707	117
	Shinsegae Inc.	1,015	115
	Medytox Inc.	774	115
	HD Hyundai Infracore Co. Ltd.	21,025	113
*	Lunit Inc.	3,445	113
	LOTTE Fine Chemical Co. Ltd.	3,058	112
	S-1 Corp.	2,499	111
	Jusung Engineering Co. Ltd.	5,500	111
	Hyosung Advanced Materials Corp.	524	111
	Ottogi Corp.	353	110
*	Kakao Games Corp.	8,038	110
	Park Systems Corp.	766	109
	Korean Reinsurance Co.	17,010	108
	Soulbrain Co. Ltd.	609	108
	Pan Ocean Co. Ltd.	37,850	105
	Korea Asset In Trust Co. Ltd.	47,142	105
*	ABLBio Inc.	3,982	103
*	Peptron Inc.	2,777	103
	F&F Co. Ltd.	2,338	103

ESG International Stock ETF
		Shares	Market Value• ($000)
	Dongjin Semichem Co. Ltd.	4,277	101
*,2	SK IE Technology Co. Ltd.	4,080	101
	Hyosung TNC Corp.	451	100
*	SOLUM Co. Ltd.	6,700	95
	Sebang Global Battery Co. Ltd.	1,217	92
	Eugene Technology Co. Ltd.	2,626	91
	SOOP Co. Ltd.	1,173	90
	Daeduck Electronics Co. Ltd.	5,916	89
	LOTTE REIT Co. Ltd.	30,078	89
*	Hyundai Bioscience Co. Ltd.	5,746	88
	Daehan Flour Mill Co. Ltd.	824	87
	Shinsung Delta Tech Co. Ltd.	2,392	87
	CJ Logistics Corp.	1,213	86
*	Wemade Co. Ltd.	3,407	86
*	Chabiotech Co. Ltd.	6,331	86
	Advanced Nano Products Co. Ltd.	1,258	86
	Hyundai Department Store Co. Ltd.	2,381	85
	SM Entertainment Co. Ltd.	1,778	84
*	Creative & Innovative System	10,517	84
*	Lake Materials Co. Ltd.	6,170	83
	Hana Tour Service Inc.	2,152	80
	Seoul Semiconductor Co. Ltd.	11,036	80
	LX Semicon Co. Ltd.	1,551	80
	Youngone Holdings Co. Ltd.	1,252	78
	AMOREPACIFIC Group	4,161	78
	Koh Young Technology Inc.	9,606	78
*	Seojin System Co. Ltd.	4,193	78
*	CJ ENM Co. Ltd.	1,406	76
*	HLB Therapeutics Co. Ltd.	10,851	76
	DoubleUGames Co. Ltd.	2,068	76
	ISC Co. Ltd.	1,843	75
*	Cafe24 Corp.	2,799	73
	Daesang Corp.	4,629	72
	HD Hyundai Construction Equipment Co. Ltd.	1,829	72
	Daou Technology Inc.	5,200	70
*	Bioneer Corp.	3,245	70
	Partron Co. Ltd.	12,074	69
	Seegene Inc.	3,547	69
	Ecopro HN Co. Ltd.	1,964	68
	InBody Co. Ltd.	3,476	67
*	GemVax & Kael Co. Ltd.	8,613	67
	TCC Steel	2,666	67
*	Kumho Tire Co. Inc.	19,076	66
	NICE Information Service Co. Ltd.	8,409	65
	Daishin Securities Co. Ltd.	5,185	65
	Green Cross Corp.	504	64
	Hanon Systems	20,946	64
	Hanil Cement Co. Ltd.	5,724	64
*	Duk San Neolux Co. Ltd.	2,518	64
	Hana Micron Inc.	6,657	64
	Yuanta Securities Korea Co. Ltd.	28,078	63
	BH Co. Ltd.	3,513	63
*	Mezzion Pharma Co. Ltd.	2,595	63
*	Korea Line Corp.	42,253	62
	Lotte Shopping Co. Ltd.	1,336	62
*	Cosmochemical Co. Ltd.	4,244	62
	Daewoong Pharmaceutical Co. Ltd.	544	61
	Dentium Co. Ltd.	1,010	61
	S&S Tech Corp.	3,081	61
*	Kakaopay Corp.	3,223	61
	Samwha Capacitor Co. Ltd.	2,038	60
	SPC Samlip Co. Ltd.	1,535	60
	Seobu T&D	13,036	60

ESG International Stock ETF
		Shares	Market Value• ($000)
	Innox Advanced Materials Co. Ltd.	2,734	60
	SL Corp.	2,310	59
	Dong-A ST Co. Ltd.	1,035	59
	Innocean Worldwide Inc.	4,028	59
	Daewoong Co. Ltd.	3,023	58
	Maeil Dairies Co. Ltd.	1,972	58
	Mcnex Co. Ltd.	3,985	58
	Hanwha General Insurance Co. Ltd.	12,867	56
*	Naturecell Co. Ltd.	7,141	55
	SIMMTECH Co. Ltd.	3,410	55
	Binggrae Co. Ltd.	1,113	54
*	Foosung Co. Ltd.	10,740	54
*	SK oceanplant Co. Ltd.	4,947	53
*	W-Scope Chungju Plant Co. Ltd.	3,442	52
	Korea Electric Terminal Co. Ltd.	915	51
*	Asiana Airlines Inc.	6,963	51
	Webzen Inc.	3,628	51
	Kolon Industries Inc.	1,934	51
	NHN Corp.	3,452	51
	LX Holdings Corp.	9,687	51
	Namyang Dairy Products Co. Ltd.	137	50
	Shinsegae International Inc.	4,982	50
*	Fadu Inc.	4,674	50
	Eugene Investment & Securities Co. Ltd.	14,888	49
	KC Tech Co. Ltd.	1,856	49
	OCI Co. Ltd.	809	49
	Daeduck Co. Ltd.	10,366	48
*	SFA Semicon Co. Ltd.	16,020	48
	Dongsuh Cos. Inc.	3,470	48
	Han Kuk Carbon Co. Ltd.	5,293	48
	HDC Holdings Co. Ltd.	5,695	47
	Hanssem Co. Ltd.	1,158	47
	iMarketKorea Inc.	7,289	47
	YG Entertainment Inc.	1,825	47
	Tokai Carbon Korea Co. Ltd.	624	47
	Shinhan Alpha REIT Co. Ltd.	10,056	47
*	CMG Pharmaceutical Co. Ltd.	26,786	46
	Hankook & Co. Co. Ltd.	3,492	45
	KC Co. Ltd.	3,171	45
	JW Pharmaceutical Corp.	2,012	45
	Hanjin Transportation Co. Ltd.	3,074	45
	Sam-A Aluminum Co. Ltd.	1,264	45
	SK Securities Co. Ltd.	112,916	44
	Tongyang Life Insurance Co. Ltd.	9,006	44
	Cuckoo Homesys Co. Ltd.	2,617	44
*	Shinsung E&G Co. Ltd.	35,225	44
	HK inno N Corp.	1,229	44
	Dongwon F&B Co. Ltd.	1,713	43
	i-SENS Inc.	3,403	43
	Youlchon Chemical Co. Ltd.	2,421	42
	MegaStudyEdu Co. Ltd.	1,133	42
*	Eubiologics Co. Ltd.	5,035	42
	Lotte Rental Co. Ltd.	1,780	42
*	Nexon Games Co. Ltd.	2,950	42
	Ahnlab Inc.	1,001	41
	HS Industries Co. Ltd.	13,845	41
*	CJ CGV Co. Ltd.	7,674	41
	Hancom Inc.	2,992	41
	TES Co. Ltd.	2,992	41
*	Wonik Holdings Co. Ltd.	19,003	40
	CJ Freshway Corp.	2,829	40
*	Hanwha Investment & Securities Co. Ltd.	15,612	40
	SK Chemicals Co. Ltd.	1,081	40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Harim Holdings Co. Ltd.	9,638	40
	Solus Advanced Materials Co. Ltd.	4,074	40
	Dongwon Industries Co. Ltd.	1,712	39
	KISWIRE Ltd.	2,636	39
*	Daea TI Co. Ltd.	19,070	39
	Green Cross Holdings Corp.	3,162	39
	SK Discovery Co. Ltd.	1,454	39
*	Amicogen Inc.	9,708	39
	Advanced Process Systems Corp.	2,691	39
	HAESUNG DS Co. Ltd.	1,752	39
	Posco M-Tech Co. Ltd.	3,139	39
*	Binex Co. Ltd.	2,235	38
	KH Vatec Co. Ltd.	4,675	38
	Samyang Holdings Corp.	694	38
	Doosan Tesna Inc.	1,544	38
	Sungwoo Hitech Co. Ltd.	6,733	37
	Com2uSCorp	1,190	37
	Toptec Co. Ltd.	7,852	37
	Intellian Technologies Inc.	894	37
	Humedix Co. Ltd.	1,444	36
*	BNC Korea Co. Ltd.	7,790	36
	Gradiant Corp.	3,857	35
	INTOPS Co. Ltd.	1,889	35
*	Pharmicell Co. Ltd.	7,990	35
*	Medipost Co. Ltd.	7,677	35
	Modetour Network Inc.	3,999	35
	Vieworks Co. Ltd.	1,793	35
	Hyundai GF Holdings	9,865	34
	Hansol Technics Co. Ltd.	9,370	34
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	34
	Unid Co. Ltd.	564	34
	IS Dongseo Co. Ltd.	1,835	33
	Soulbrain Holdings Co. Ltd.	794	33
	ENF Technology Co. Ltd.	1,626	33
	Boryung	3,724	33
*	Interflex Co. Ltd.	3,479	32
	NICE Holdings Co. Ltd.	3,866	32
	L&C Bio Co. Ltd.	2,238	32
	Daol Investment & Securities Co. Ltd.	13,079	31
	DongKook Pharmaceutical Co. Ltd.	2,270	31
	Samyang Corp.	836	31
	Lotte Wellfood Co. Ltd.	296	31
*	AbClon Inc.	2,495	31
*	Jeju Air Co. Ltd.	4,408	31
*	Woongjin Thinkbig Co. Ltd.	22,181	30
	RFHIC Corp.	3,212	30
*	Humasis Co. Ltd.	21,564	30
	Dongkuk Steel Mill Co. Ltd.	4,869	30
	NEXTIN Inc.	820	30
	Korea Petrochemical Ind Co. Ltd.	374	29
	Dong-A Socio Holdings Co. Ltd.	303	29
*	PI Advanced Materials Co. Ltd.	1,453	29
*	Sungeel Hitech Co. Ltd.	699	29
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	28
*	Ananti Inc.	7,379	28
	TKG Huchems Co. Ltd.	1,974	28
	Caregen Co. Ltd.	2,185	28
*	ITM Semiconductor Co. Ltd.	1,835	28
	GC Cell Corp.	1,068	28
	Taekwang Industrial Co. Ltd.	62	27
	Zinus Inc.	1,916	27
*	Il Dong Pharmaceutical Co. Ltd.	2,373	27
	HL Holdings Corp.	1,004	26

ESG International Stock ETF
		Shares	Market Value• ($000)
	KCC Glass Corp.	840	26
*	Sangsangin Co. Ltd.	15,579	25
	Tongyang Inc.	40,643	25
	LF Corp.	2,298	25
	iNtRON Biotechnology Inc.	5,515	25
	Huons Co. Ltd.	1,104	25
	Myoung Shin Industrial Co. Ltd.	2,881	25
*	Chunbo Co. Ltd.	542	24
*	Insun ENT Co. Ltd.	5,066	23
	Nexen Tire Corp.	3,733	22
	Hansae Co. Ltd.	1,819	22
*	GeneOne Life Science Inc.	10,592	22
	Young Poong Corp.	88	21
*	Helixmith Co. Ltd.	7,698	21
	Hansol Paper Co. Ltd.	2,818	21
	GOLFZON Co. Ltd.	418	21
	UniTest Inc.	2,757	21
	Hyundai Green Food	2,294	21
*	NEPES Corp.	2,665	20
*	Yungjin Pharmaceutical Co. Ltd.	10,899	20
	Neowiz	1,279	20
	NHN KCP Corp.	3,346	20
*	Hanwha Galleria Corp.	17,902	20
	Huons Global Co. Ltd.	996	19
*	Genexine Inc.	3,512	19
	LX Hausys Ltd.	610	19
*	Wysiwyg Studios Co. Ltd.	18,032	19
*	OliX Pharmaceuticals Inc.	1,510	18
*	Inscobee Inc.	20,202	17
*	Studio Dragon Corp.	606	17
*	MedPacto Inc.	3,041	17
	Yunsung F&C Co. Ltd.	450	17
*	DIO Corp.	1,349	16
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	16
	Hyundai Home Shopping Network Corp.	457	16
	Korea United Pharm Inc.	915	16
*	Danal Co. Ltd.	6,700	16
*	CrystalGenomics Invites Co. Ltd.	8,036	15
*,3	NKMax Co. Ltd.	9,664	15
	Handsome Co. Ltd.	1,165	14
	Namhae Chemical Corp.	2,835	14
	Songwon Industrial Co. Ltd.	1,680	14
*	Com2uS Holdings Corp.	778	14
	Solid Inc.	4,031	14
*	Enplus Co. Ltd.	10,446	14
	Able C&C Co. Ltd.	2,316	13
*	Komipharm International Co. Ltd.	4,115	12
*,3	Cellivery Therapeutics Inc.	2,360	12
	Dongkuk CM Co. Ltd.	2,083	12
*	Sambu Engineering & Construction Co. Ltd.	24,425	11
*	Bukwang Pharmaceutical Co. Ltd.	2,512	10
*	Samsung Pharmaceutical Co. Ltd.	7,300	9
	Ilyang Pharmaceutical Co. Ltd.	837	9
*	Namsun Aluminum Co. Ltd.	8,724	9
	Nature Holdings Co. Ltd.	949	8
*	Hyosung Chemical Corp.	217	7
*	Enzychem Lifesciences Corp.	5,028	6
	Jeil Pharmaceutical Co. Ltd.	482	6
	Chongkundang Holdings Corp.	97	4
			141,073
Spain (1.5%)
	Banco Santander SA	2,626,182	13,059

ESG International Stock ETF
		Shares	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	972,084	10,327
	Industria de Diseno Textil SA	177,561	9,620
	Amadeus IT Group SA	73,674	4,971
	Telefonica SA	860,454	3,893
	CaixaBank SA	629,112	3,789
[2]	Cellnex Telecom SA	95,199	3,676
[2]	Aena SME SA	11,992	2,413
	Banco de Sabadell SA	893,511	1,917
	Bankinter SA	113,163	999
	Merlin Properties Socimi SA	74,532	914
	Fluidra SA	23,128	573
	Viscofan SA	6,154	416
	Mapfre SA	160,629	404
	Vidrala SA	3,582	391
	Inmobiliaria Colonial Socimi SA	61,916	388
	Acerinox SA	31,506	331
[2]	Unicaja Banco SA	240,631	325
	Faes Farma SA	76,031	314
	Laboratorios Farmaceuticos Rovi SA	3,453	304
	Corp. ACCIONA Energias Renovables SA	8,704	201
	Sacyr SA	55,041	198
*	Solaria Energia y Medio Ambiente SA	12,606	157
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	93,929	115
	Melia Hotels International SA	14,953	108
	Almirall SA	11,052	108
	Construcciones y Auxiliar de Ferrocarriles SA	2,833	108
	Pharma Mar SA	2,034	92
	Fomento de Construcciones y Contratas SA	6,083	89
[2]	Gestamp Automocion SA	20,764	61
[2]	Neinor Homes SA	3,582	53
	Lar Espana Real Estate Socimi SA	6,008	53
[2]	Prosegur Cash SA	56,654	34
[2]	Global Dominion Access SA	10,196	33
*	Distribuidora Internacional de Alimentacion SA	1,053,042	15
	Atresmedia Corp. de Medios de Comunicacion SA	2,847	14
	Prosegur Cia de Seguridad SA	4,088	8
			60,471
Sweden (2.4%)
	Atlas Copco AB Class A	442,107	8,043
	Investor AB Class B	263,209	7,837
	Assa Abloy AB Class B	165,188	5,337
	Skandinaviska Enskilda Banken AB Class A	250,637	3,860
	Atlas Copco AB Class B	236,430	3,770
	EQT AB	106,529	3,571
	Telefonaktiebolaget LM Ericsson Class B	469,581	3,503
	Swedbank AB Class A	146,681	3,138
	Essity AB Class B	101,813	3,092
	Investor AB Class A	96,692	2,865
	Epiroc AB Class A	142,597	2,750
	Svenska Handelsbanken AB Class A	243,117	2,508
	Industrivarden AB Class A	48,191	1,732
	H & M Hennes & Mauritz AB Class B	100,609	1,591
	Svenska Cellulosa AB SCA Class B	104,168	1,448
	Boliden AB	46,659	1,425
	Trelleborg AB Class B	36,172	1,413
	Telia Co. AB	434,704	1,349
	Skanska AB Class B	64,146	1,295
	AddTech AB Class B	39,173	1,238
	Nibe Industrier AB Class B	248,486	1,228
*	Swedish Orphan Biovitrum AB	36,287	1,133
	Beijer Ref AB Class B	65,030	1,122
	SKF AB Class B	58,060	1,100

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tele2 AB Class B	95,402	1,082
*	Castellum AB	75,373	1,031
	Sagax AB Class B	37,423	985
	Securitas AB Class B	83,480	976
	AAK AB	29,657	916
*	Fastighets AB Balder Class B	109,412	857
	Getinge AB Class B	38,768	807
	Investment AB Latour Class B	23,933	721
	Nordnet AB publ	28,830	659
	L E Lundbergforetagen AB Class B	11,753	644
	Holmen AB Class B	14,915	610
*	Sectra AB Class B	24,999	583
	SSAB AB Class B	120,318	573
	Lagercrantz Group AB Class B	30,622	566
[2]	Thule Group AB	17,195	519
	Wihlborgs Fastigheter AB	49,343	518
	Avanza Bank Holding AB	21,759	515
	Hemnet Group AB	13,133	480
	Axfood AB	17,964	479
	Fortnox AB	83,110	473
[2]	Munters Group AB	22,243	468
	Mycronic AB	12,267	451
	Husqvarna AB Class B	62,001	419
	Elekta AB Class B	60,959	416
	Epiroc AB Class B	22,765	404
	Fabege AB	45,345	402
	Loomis AB Class B	11,665	397
	Billerud Aktiebolag	34,859	366
*	Camurus AB	5,198	362
*	Embracer Group AB Class B	153,063	360
*	Electrolux AB Class B	37,446	360
[2]	Dometic Group AB	51,249	349
	Bure Equity AB	8,372	341
	Lindab International AB	13,108	341
*	Kinnevik AB Class B	42,672	340
	Nyfosa AB	30,572	338
[2]	Bravida Holding AB	37,793	313
	Catena AB	5,539	307
*	Volvo Car AB Class B	106,210	304
*,2	Sinch AB	101,830	294
	Vitec Software Group AB Class B	5,378	291
	Vitrolife AB	12,002	289
	AddLife AB Class B	17,773	283
	Electrolux Professional AB Class B	40,253	277
	Wallenstam AB Class B	50,632	266
	Pandox AB Class B	12,966	249
	MIPS AB	4,237	240
	Storskogen Group AB Class B	227,131	240
	JM AB	11,745	229
	Peab AB Class B	28,585	219
	Granges AB	17,592	218
	Addnode Group AB Class B	20,560	218
	NCAB Group AB	28,930	211
	Bufab AB	4,829	205
	HMS Networks AB	4,817	204
	Biotage AB	10,199	196
	Hufvudstaden AB Class A	14,419	193
	Instalco AB	41,086	183
*	Hexatronic Group AB	30,884	183
*	Sdiptech AB Class B	5,692	180
	Medicover AB Class B	8,491	155
	Nolato AB Class B	27,698	153
*	OX2 AB Class B	24,171	141

ESG International Stock ETF
		Shares	Market Value• ($000)
	Atrium Ljungberg AB Class B	5,951	136
	Samhallsbyggnadsbolaget i Norden AB B Shares	200,022	135
	Troax Group AB	6,265	135
	NP3 Fastigheter AB	5,159	135
	Arjo AB Class B	32,524	133
*,2	Scandic Hotels Group AB	19,933	133
*	Modern Times Group MTG AB Class B	17,667	133
	Bilia AB Class A	9,972	130
	Beijer Alma AB	6,049	122
	NCC AB Class B	7,559	117
	SSAB AB Class A	23,301	113
*,2	Boozt AB	10,586	113
	Cibus Nordic Real Estate AB publ	6,854	111
	Truecaller AB Class B	31,680	110
	SkiStar AB	6,073	97
	Dios Fastigheter AB	11,087	94
	Skandinaviska Enskilda Banken AB Class C	5,756	92
*,2	BioArctic AB Class B	5,670	92
	Ratos AB Class B	25,666	85
	Clas Ohlson AB Class B	4,902	83
	NCC AB Class A	4,523	70
	Platzer Fastigheter Holding AB Class B	6,952	69
	Corem Property Group AB Class B	71,376	69
[1]	Intrum AB	14,266	66
	Systemair AB	8,015	62
[2]	Attendo AB	13,033	61
	MEKO AB	4,682	60
	Sagax AB	19,461	59
	Fagerhult Group AB	8,279	53
*	Stillfront Group AB	68,590	50
*	Norion Bank AB	10,666	43
	Volati AB	3,451	39
	Cloetta AB Class B	15,983	36
[2]	Resurs Holding AB	12,831	28
	Samhallsbyggnadsbolaget i Norden AB	20,190	20
	Investment AB Oresund	1,595	19
			95,800
Switzerland (6.5%)
	Nestle SA (Registered)	442,027	47,403
	Novartis AG (Registered)	344,169	41,582
	Roche Holding AG (XVTX)	117,218	39,681
	UBS Group AG (Registered)	541,399	16,684
	Zurich Insurance Group AG	24,256	14,080
	Alcon Inc.	83,321	8,119
	Lonza Group AG (Registered)	12,181	8,013
	Givaudan SA (Registered)	1,343	6,898
	Swiss Re AG	48,823	6,670
	Partners Group Holding AG	3,734	5,402
	Swiss Life Holding AG (Registered)	4,979	4,036
	Geberit AG (Registered)	5,494	3,514
	Chocoladefabriken Lindt & Spruengli AG	252	3,330
	Sandoz Group AG	72,619	3,176
	Sonova Holding AG (Registered)	8,088	2,828
	Straumann Holding AG (Registered)	18,129	2,686
	Kuehne + Nagel International AG (Registered)	8,527	2,646
	Swisscom AG (Registered)	4,179	2,642
	Logitech International SA (Registered)	26,178	2,378
	Schindler Holding AG	8,302	2,310
[2]	VAT Group AG	4,351	2,257
	Roche Holding AG (XSWX)	5,822	2,114
	Julius Baer Group Ltd.	34,631	2,027
	Swiss Prime Site AG (Registered)	14,191	1,598

ESG International Stock ETF
		Shares	Market Value• ($000)
	Baloise Holding AG (Registered)	8,053	1,558
	SIG Group AG	58,330	1,232
	Chocoladefabriken Lindt & Spruengli AG (Registered)	9	1,176
	Georg Fischer AG (Registered)	14,458	1,149
	Belimo Holding AG (Registered)	1,672	1,125
	EMS-Chemie Holding AG (Registered)	1,227	1,030
	Helvetia Holding AG (Registered)	6,468	1,026
	PSP Swiss Property AG (Registered)	6,761	981
	Barry Callebaut AG (Registered)	596	965
	Siegfried Holding AG (Registered)	675	891
[2]	Galenica AG	9,582	831
	Flughafen Zurich AG (Registered)	3,538	828
	Swatch Group AG (Registered)	19,118	797
	Accelleron Industries AG	14,781	774
	Tecan Group AG (Registered)	2,228	749
	Temenos AG (Registered)	10,446	727
	Clariant AG (Registered)	41,979	660
	Swatch Group AG	2,846	596
	Swissquote Group Holding SA (Registered)	1,550	556
	Schindler Holding AG (Registered)	2,015	545
	Bucher Industries AG (Registered)	1,256	529
	Comet Holding AG (Registered)	1,271	523
	Mobimo Holding AG (Registered)	1,648	522
	Cembra Money Bank AG	5,550	513
	Bachem Holding AG	5,253	504
	DKSH Holding AG	6,044	484
	Banque Cantonale Vaudoise (Registered)	4,372	468
	Inficon Holding AG (Registered)	319	457
	Valiant Holding AG (Registered)	3,555	413
	SFS Group AG	2,601	396
	Softwareone Holding AG	18,917	351
	Burckhardt Compression Holding AG	493	350
	Huber + Suhner AG (Registered)	3,404	346
	Allreal Holding AG (Registered)	1,792	340
	Landis+Gyr Group AG	3,687	332
	Emmi AG (Registered)	310	323
	Stadler Rail AG	9,636	318
*	Aryzta AG	149,669	303
	Ypsomed Holding AG (Registered)	562	276
	VZ Holding AG	1,803	271
	dormakaba Holding AG	429	269
	Kardex Holding AG (Registered)	803	260
	Vontobel Holding AG (Registered)	3,815	251
	Interroll Holding AG (Registered)	84	250
	Daetwyler Holding AG	1,108	237
	ALSO Holding AG (Registered)	766	230
	Forbo Holding AG (Registered)	205	212
	EFG International AG	14,802	210
*	ams-OSRAM AG	153,853	190
	OC Oerlikon Corp. AG (Registered)	32,653	185
*	Arbonia AG	11,991	185
[2]	Medacta Group SA	1,188	182
	SKAN Group AG	1,667	159
	St. Galler Kantonalbank AG (Registered)	287	141
	COSMO Pharmaceuticals NV	1,312	123
	u-blox Holding AG	1,196	113
*,2	Sensirion Holding AG	1,436	113
*	Basilea Pharmaceutica AG (Registered)	1,995	108
	Komax Holding AG (Registered)	653	102
	Bossard Holding AG (Registered) Class A	380	97
	LEM Holding SA (Registered)	63	93
*,2	PolyPeptide Group AG	2,288	91
	Implenia AG (Registered)	2,249	83

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bell Food Group AG (Registered)	239	73
	Zehnder Group AG	1,068	68
	Autoneum Holding AG	443	64
*	DocMorris AG	1,359	62
	Bystronic AG	159	58
	Schweiter Technologies AG	118	57
	Intershop Holding AG	385	56
*,1	Idorsia Ltd.	21,510	54
	Vetropack Holding AG (Registered) Class A	1,354	51
*,2	Medartis Holding AG	662	49
	Rieter Holding AG (Registered)	403	48
[2]	Medmix AG	3,252	40
	PIERER Mobility AG	1,075	32
	VP Bank AG Class A	345	31
	Leonteq AG	937	30
*,1	Meyer Burger Technology AG	5,518	12
	APG SGA SA	21	5
			262,963
Taiwan (7.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,052,801	119,985
	Hon Hai Precision Industry Co. Ltd.	2,018,244	11,651
	MediaTek Inc.	251,324	9,756
	Delta Electronics Inc.	360,496	4,494
	Quanta Computer Inc.	444,760	3,736
	Fubon Financial Holding Co. Ltd.	1,286,738	3,694
	United Microelectronics Corp.	1,953,103	3,394
	CTBC Financial Holding Co. Ltd.	3,111,000	3,178
	Cathay Financial Holding Co. Ltd.	1,509,482	3,001
	ASE Technology Holding Co. Ltd.	569,276	2,732
	Mega Financial Holding Co. Ltd.	1,983,979	2,420
	Chunghwa Telecom Co. Ltd.	612,000	2,372
	E.Sun Financial Holding Co. Ltd.	2,581,480	2,276
	Uni-President Enterprises Corp.	796,351	2,052
	Yuanta Financial Holding Co. Ltd.	2,053,245	2,049
	Asustek Computer Inc.	116,492	1,954
	Largan Precision Co. Ltd.	17,000	1,658
	Novatek Microelectronics Corp.	94,995	1,604
	First Financial Holding Co. Ltd.	1,835,147	1,565
	Yageo Corp.	75,879	1,562
	Wistron Corp.	477,000	1,519
	China Steel Corp.	2,059,796	1,434
	SinoPac Financial Holdings Co. Ltd.	1,900,371	1,429
	Accton Technology Corp.	89,000	1,417
	Taiwan Cooperative Financial Holding Co. Ltd.	1,698,025	1,375
	Hua Nan Financial Holdings Co. Ltd.	1,719,474	1,372
	KGI Financial Holding Co. Ltd.	2,615,308	1,317
	Realtek Semiconductor Corp.	78,294	1,311
	E Ink Holdings Inc.	132,728	1,268
	Nan Ya Plastics Corp.	888,878	1,260
	Lite-On Technology Corp.	355,958	1,194
	Unimicron Technology Corp.	217,000	1,114
	Taishin Financial Holding Co. Ltd.	1,923,275	1,112
	Hotai Motor Co. Ltd.	53,337	1,098
	Chailease Holding Co. Ltd.	238,931	1,088
	Alchip Technologies Ltd.	13,000	1,082
	Pegatron Corp.	331,000	1,063
	Formosa Plastics Corp.	631,784	1,019
	Evergreen Marine Corp. Taiwan Ltd.	169,670	998
	Taiwan Mobile Co. Ltd.	272,000	953
*	Shin Kong Financial Holding Co. Ltd.	2,340,339	943
	Asia Vital Components Co. Ltd.	48,165	912
	eMemory Technology Inc.	11,000	908

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wiwynn Corp.	15,000	895
	ASPEED Technology Inc.	5,500	849
*	PharmaEssentia Corp.	38,000	828
	President Chain Store Corp.	94,000	826
	Far EasTone Telecommunications Co. Ltd.	289,134	818
	Silergy Corp.	55,000	812
	Advantech Co. Ltd.	73,000	798
	International Games System Co. Ltd.	32,000	781
	Elite Material Co. Ltd.	51,000	744
	Formosa Chemicals & Fibre Corp.	529,708	726
	Catcher Technology Co. Ltd.	98,000	724
	Shanghai Commercial & Savings Bank Ltd.	574,087	723
	Micro-Star International Co. Ltd.	123,000	707
	Compal Electronics Inc.	675,000	702
	Voltronic Power Technology Corp.	11,152	695
	Jentech Precision Industrial Co. Ltd.	15,999	679
	King Yuan Electronics Co. Ltd.	178,000	676
	Gigabyte Technology Co. Ltd.	82,000	672
	Globalwafers Co. Ltd.	44,000	667
	Chroma ATE Inc.	64,000	654
	WPG Holdings Ltd.	254,760	648
	Acer Inc.	467,000	640
	Airtac International Group	23,603	638
	Inventec Corp.	432,000	618
	Innolux Corp.	1,246,687	616
	Far Eastern New Century Corp.	541,000	612
	Lotes Co. Ltd.	12,377	593
	Yang Ming Marine Transport Corp.	292,398	590
	Chang Hwa Commercial Bank Ltd.	1,054,615	582
	AUO Corp.	1,104,400	568
	Asia Cement Corp.	401,000	565
	Synnex Technology International Corp.	245,000	552
	Tripod Technology Corp.	85,000	550
	Vanguard International Semiconductor Corp.	142,000	547
	Sino-American Silicon Products Inc.	87,000	542
	Powertech Technology Inc.	117,000	533
	Global Unichip Corp.	15,000	524
	Eclat Textile Co. Ltd.	31,000	519
*	Tatung Co. Ltd.	360,000	517
	Chicony Electronics Co. Ltd.	99,000	502
	Taiwan Business Bank	984,307	486
	Walsin Lihwa Corp.	435,104	479
	Eva Airways Corp.	418,932	463
	Radiant Opto-Electronics Corp.	75,000	463
	Cheng Shin Rubber Industry Co. Ltd.	294,000	457
	Taichung Commercial Bank Co. Ltd.	810,410	457
	Phison Electronics Corp.	27,000	451
	King Slide Works Co. Ltd.	11,000	437
	Fortune Electric Co. Ltd.	20,900	437
	Compeq Manufacturing Co. Ltd.	170,000	436
	Ruentex Development Co. Ltd.	281,740	434
	Foxconn Technology Co. Ltd.	200,000	429
	Highwealth Construction Corp.	243,559	424
	Zhen Ding Technology Holding Ltd.	98,000	415
	Pou Chen Corp.	379,000	412
	Wan Hai Lines Ltd.	157,260	408
	Winbond Electronics Corp.	521,289	392
	ASMedia Technology Inc.	7,000	389
	Makalot Industrial Co. Ltd.	31,707	382
	Lien Hwa Industrial Holdings Corp.	189,901	374
	Giant Manufacturing Co. Ltd.	49,740	371
	Feng TAY Enterprise Co. Ltd.	77,728	355
	WT Microelectronics Co. Ltd.	95,038	352

ESG International Stock ETF
		Shares	Market Value• ($000)
	Faraday Technology Corp.	35,313	337
	Bizlink Holding Inc.	23,708	337
*	Powerchip Semiconductor Manufacturing Corp.	494,000	334
	Shihlin Electric & Engineering Corp.	48,000	332
	Goldsun Building Materials Co. Ltd.	192,753	330
	Gold Circuit Electronics Ltd.	49,500	327
	Hiwin Technologies Corp.	47,504	321
	Teco Electric & Machinery Co. Ltd.	205,000	315
	Simplo Technology Co. Ltd.	27,000	314
	MPI Corp.	13,000	313
	TA Chen Stainless Pipe	272,763	311
	Taiwan High Speed Rail Corp.	330,000	308
*	Oneness Biotech Co. Ltd.	59,729	304
	Parade Technologies Ltd.	12,000	303
*	Nanya Technology Corp.	181,000	298
	Nien Made Enterprise Co. Ltd.	20,000	293
	IBF Financial Holdings Co. Ltd.	589,206	290
	Sinbon Electronics Co. Ltd.	31,000	288
	Merida Industry Co. Ltd.	37,000	279
*	Win Semiconductors Corp.	65,000	279
	Topco Scientific Co. Ltd.	31,271	277
	China Airlines Ltd.	428,000	276
	Ruentex Industries Ltd.	103,002	262
	United Integrated Services Co. Ltd.	24,000	259
	Run Long Construction Co. Ltd.	62,000	254
*	China Petrochemical Development Corp.	786,386	239
	King's Town Bank Co. Ltd.	142,000	238
	Tong Yang Industry Co. Ltd.	79,000	237
	Macronix International Co. Ltd.	272,000	236
	Huaku Development Co. Ltd.	50,400	234
	AURAS Technology Co. Ltd.	12,000	231
	Poya International Co. Ltd.	14,628	230
	Sanyang Motor Co. Ltd.	95,000	227
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	226
	Getac Holdings Corp.	64,000	226
	XinTec Inc.	27,000	225
	Qisda Corp.	195,000	219
	Yulon Finance Corp.	48,569	218
	Tung Ho Steel Enterprise Corp.	89,110	218
	Wistron NeWeb Corp.	56,791	217
	L&K Engineering Co. Ltd.	27,744	214
*	Nan Kang Rubber Tire Co. Ltd.	126,000	213
	Sigurd Microelectronics Corp.	87,000	213
	Bora Pharmaceuticals Co. Ltd.	9,092	212
	Capital Securities Corp.	307,000	209
	Taiwan Union Technology Corp.	38,000	209
	Century Iron & Steel Industrial Co. Ltd.	28,000	208
	Ta Ya Electric Wire & Cable	124,165	205
	Fusheng Precision Co. Ltd.	23,000	204
	AP Memory Technology Corp.	20,000	203
	Walsin Technology Corp.	58,000	201
	O-Bank Co. Ltd.	615,000	198
	Elan Microelectronics Corp.	42,000	193
	Acter Group Corp. Ltd.	22,000	192
	Charoen Pokphand Enterprise	61,600	191
	Mitac Holdings Corp.	131,248	185
	Chief Telecom Inc.	11,000	185
	Senao International Co. Ltd.	162,000	183
	Supreme Electronics Co. Ltd.	77,980	183
	Bank of Kaohsiung Co. Ltd.	482,923	181
	YFY Inc.	187,000	181
	Test Research Inc.	36,000	180
	Lotus Pharmaceutical Co. Ltd.	20,000	180

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gudeng Precision Industrial Co. Ltd.	10,491	180
	Far Eastern Department Stores Ltd.	203,000	179
	Chipbond Technology Corp.	85,000	178
	Foxsemicon Integrated Technology Inc.	16,000	176
	Ardentec Corp.	79,000	171
*	Mercuries Life Insurance Co. Ltd.	669,286	167
	VisEra Technologies Co. Ltd.	17,000	165
	Everlight Electronics Co. Ltd.	66,000	163
	Taiwan Fertilizer Co. Ltd.	86,000	161
	Feng Hsin Steel Co. Ltd.	62,000	161
	Great Wall Enterprise Co. Ltd.	94,402	158
	Xxentria Technology Materials Corp.	79,461	157
	Wah Lee Industrial Corp.	36,720	156
	Taiwan Surface Mounting Technology Corp.	42,000	154
	Sercomm Corp.	44,000	153
	Taiwan Secom Co. Ltd.	33,000	152
	Nan Ya Printed Circuit Board Corp.	33,000	152
	Hotai Finance Co. Ltd.	48,950	152
	Kaori Heat Treatment Co. Ltd.	13,000	152
	Silicon Integrated Systems Corp.	69,602	151
	YungShin Global Holding Corp.	84,000	151
	Shin Zu Shing Co. Ltd.	21,165	150
	Kung Long Batteries Industrial Co. Ltd.	33,000	149
	Pixart Imaging Inc.	23,000	149
	Kinsus Interconnect Technology Corp.	40,000	148
	Wisdom Marine Lines Co. Ltd.	70,543	148
	Fitipower Integrated Technology Inc.	17,703	148
	Yulon Motor Co. Ltd.	86,185	147
	Solar Applied Materials Technology Corp.	71,000	147
	Coretronic Corp.	58,000	146
[1]	Via Technologies Inc.	35,000	146
*	HTC Corp.	103,000	144
	Chicony Power Technology Co. Ltd.	36,000	144
	Unitech Printed Circuit Board Corp.	115,363	139
	Primax Electronics Ltd.	49,000	138
	TXC Corp.	38,000	137
	Kindom Development Co. Ltd.	76,100	136
	momo.com Inc.	11,029	135
	Nichidenbo Corp.	68,000	133
*	Allis Electric Co. Ltd.	32,000	133
	EVERGREEN Steel Corp.	34,000	132
	Taiyen Biotech Co. Ltd.	117,000	130
	Nan Pao Resins Chemical Co. Ltd.	14,000	130
	Merry Electronics Co. Ltd.	30,298	129
	President Securities Corp.	155,532	129
	Transcend Information Inc.	40,000	129
	Ennoconn Corp.	13,710	128
	Kinpo Electronics	170,000	127
	Visual Photonics Epitaxy Co. Ltd.	28,000	125
*	Elite Advanced Laser Corp.	23,000	125
	Shinkong Insurance Co. Ltd.	42,000	125
	Gloria Material Technology Corp.	83,000	124
	Far Eastern International Bank	278,447	123
*	AcBel Polytech Inc.	111,883	123
	AGV Products Corp.	312,000	122
	Systex Corp.	32,000	121
	Standard Foods Corp.	98,000	120
	Cheng Uei Precision Industry Co. Ltd.	53,000	119
	ADATA Technology Co. Ltd.	40,000	119
	Flytech Technology Co. Ltd.	44,000	118
	Grape King Bio Ltd.	26,000	117
	FLEXium Interconnect Inc.	43,000	117
	Sitronix Technology Corp.	16,000	117

ESG International Stock ETF
		Shares	Market Value• ($000)
	Greatek Electronics Inc.	62,000	116
	Shinkong Synthetic Fibers Corp.	228,000	116
	Bioteque Corp.	27,000	116
	Tong Hsing Electronic Industries Ltd.	25,322	113
	Continental Holdings Corp.	104,000	113
	Orient Semiconductor Electronics Ltd.	85,000	112
	Taiwan Sakura Corp.	40,000	112
	Arcadyan Technology Corp.	24,123	111
	Ennostar Inc.	84,000	111
	Raydium Semiconductor Corp.	10,000	111
	WinWay Technology Co. Ltd.	3,000	111
[1]	Hota Industrial Manufacturing Co. Ltd.	51,810	109
	Center Laboratories Inc.	74,614	109
*	Microbio Co. Ltd.	79,762	109
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	109
	Innodisk Corp.	11,884	109
	Chang Wah Electromaterials Inc.	56,000	109
*	Polaris Group	55,000	109
	M31 Technology Corp.	3,600	109
*	CMC Magnetics Corp.	259,747	108
	Johnson Health Tech Co. Ltd.	28,000	108
	SDI Corp.	25,000	108
	Wei Chuan Foods Corp.	188,000	108
	Tyntek Corp.	151,000	107
*	CyberTAN Technology Inc.	98,000	107
*	Taiwan Glass Industry Corp.	205,000	106
	ChipMOS Technologies Inc.	89,000	106
	Topkey Corp.	15,000	106
	Eternal Materials Co. Ltd.	106,400	105
	ITE Technology Inc.	23,000	105
	Syncmold Enterprise Corp.	30,000	105
	Jess-Link Products Co. Ltd.	18,000	104
	Kenda Rubber Industrial Co. Ltd.	105,001	103
	Taiflex Scientific Co. Ltd.	48,115	103
	Weikeng Industrial Co. Ltd.	95,000	103
	Sakura Development Co. Ltd.	46,400	102
	U-Ming Marine Transport Corp.	59,000	101
[1]	Quanta Storage Inc.	32,000	100
	Farglory Land Development Co. Ltd.	39,000	99
*	Apex International Co. Ltd.	53,000	99
	Cathay Real Estate Development Co. Ltd.	110,000	98
	Formosa Taffeta Co. Ltd.	146,000	98
*	Career Technology MFG. Co. Ltd.	131,702	98
	China Motor Corp.	39,200	97
	Dynamic Holding Co. Ltd.	46,997	97
	Ton Yi Industrial Corp.	185,000	96
	Allied Supreme Corp.	8,000	96
	Advanced Wireless Semiconductor Co.	26,370	95
	Sporton International Inc.	13,372	94
	Fulgent Sun International Holding Co. Ltd.	25,000	94
	Cheng Loong Corp.	115,000	93
	ITEQ Corp.	36,466	93
	Sinyi Realty Inc.	89,000	92
*	Egis Technology Inc.	12,000	91
*	Sunplus Technology Co. Ltd.	91,000	90
	Chong Hong Construction Co. Ltd.	25,000	90
	Hannstar Board Corp.	54,000	90
*	RichWave Technology Corp.	15,650	90
	Taiwan Semiconductor Co. Ltd.	43,000	89
	Evergreen International Storage & Transport Corp.	91,000	89
*	Mercuries & Associates Holding Ltd.	139,969	89
*	TaiMed Biologics Inc.	32,960	89
	Pegavision Corp.	6,514	89

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Lung Yen Life Service Corp.	56,000	88
	Hong Pu Real Estate Development Co. Ltd.	80,000	88
	Taiwan PCB Techvest Co. Ltd.	75,000	88
	Global Brands Manufacture Ltd.	44,120	87
	Elite Semiconductor Microelectronics Technology Inc.	35,000	87
	Gamania Digital Entertainment Co. Ltd.	35,000	87
	Basso Industry Corp.	59,000	86
	FSP Technology Inc.	43,000	86
	Pan-International Industrial Corp.	78,000	86
	Ichia Technologies Inc.	60,000	85
	Infortrend Technology Inc.	86,000	85
	Pan Jit International Inc.	48,400	84
	KEE TAI Properties Co. Ltd.	139,000	84
	Advanced International Multitech Co. Ltd.	32,000	84
	Dynapack International Technology Corp.	26,000	84
	Dimerco Express Corp.	30,451	84
*	Brogent Technologies Inc.	15,100	83
	LandMark Optoelectronics Corp.	15,000	83
	Chung Hung Steel Corp.	135,000	82
	China Steel Chemical Corp.	26,000	81
	Taiwan Paiho Ltd.	42,000	81
	Hung Sheng Construction Ltd.	92,600	80
	Posiflex Technology Inc.	14,000	80
	Darfon Electronics Corp.	48,000	80
	CyberPower Systems Inc.	9,000	80
	China Metal Products	64,000	79
	Etron Technology Inc.	63,937	79
*	Phihong Technology Co. Ltd.	63,380	79
*	HannStar Display Corp.	276,000	79
	Machvision Inc.	7,039	79
*	RDC Semiconductor Co. Ltd.	9,240	79
	China Bills Finance Corp.	165,000	78
	Holy Stone Enterprise Co. Ltd.	27,300	78
*	Grand Pacific Petrochemical	188,799	78
	Kuo Toong International Co. Ltd.	37,330	78
	TCI Co. Ltd.	17,297	78
	KMC Kuei Meng International Inc.	16,000	78
*	Adimmune Corp.	86,000	78
	Kuo Yang Construction Co. Ltd.	92,000	78
	IEI Integration Corp.	31,000	77
	Wafer Works Corp.	69,923	77
	Sampo Corp.	86,000	77
	Yankey Engineering Co. Ltd.	7,200	77
	Hsin Kuang Steel Co. Ltd.	41,000	76
	Taiwan-Asia Semiconductor Corp.	61,000	76
	Tainan Spinning Co. Ltd.	148,000	76
	Sinon Corp.	55,000	76
	TYC Brother Industrial Co. Ltd.	35,000	74
[3]	China Chemical & Pharmaceutical Co. Ltd.	112,000	74
	Soft-World International Corp.	18,000	74
	Sheng Yu Steel Co. Ltd.	92,000	74
	BES Engineering Corp.	175,000	73
	Zyxel Group Corp.	60,961	73
	Sunny Friend Environmental Technology Co. Ltd.	24,737	73
	Chenbro Micom Co. Ltd.	8,000	73
	Globe Union Industrial Corp.	118,828	72
	China Electric Manufacturing Corp.	128,540	72
	Yieh Phui Enterprise Co. Ltd.	151,332	72
	Brighton-Best International Taiwan Inc.	66,000	71
	Shiny Chemical Industrial Co. Ltd.	13,750	71
*	Rich Development Co. Ltd.	183,000	69
*	TPK Holding Co. Ltd.	49,000	69
*	Medigen Vaccine Biologics Corp.	44,390	69

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chin-Poon Industrial Co. Ltd.	50,000	68
	Tong-Tai Machine & Tool Co. Ltd.	55,000	68
*	United Renewable Energy Co. Ltd.	180,420	68
	Chang Wah Technology Co. Ltd.	53,500	68
*	Radium Life Tech Co. Ltd.	197,037	66
*	Taiwan TEA Corp.	98,000	65
	Weltrend Semiconductor	36,000	65
[1]	Co-Tech Development Corp.	32,000	65
	Thinking Electronic Industrial Co. Ltd.	12,000	65
*	Taiwan Mask Corp.	32,000	65
	Everlight Chemical Industrial Corp.	77,000	64
	Namchow Holdings Co. Ltd.	37,000	64
	Global Mixed Mode Technology Inc.	9,000	64
	FocalTech Systems Co. Ltd.	25,203	64
	Advanced Energy Solution Holding Co. Ltd.	4,000	64
	YC INOX Co. Ltd.	85,476	63
	Sincere Navigation Corp.	71,900	63
	TSRC Corp.	86,000	63
	AmTRAN Technology Co. Ltd.	86,238	61
*	OBI Pharma Inc.	22,354	61
	Chia Hsin Cement Corp.	107,100	61
	Cleanaway Co. Ltd.	10,000	60
	Sonix Technology Co. Ltd.	41,000	59
	ASROCK Inc.	9,000	59
	Iron Force Industrial Co. Ltd.	17,000	58
*	Andes Technology Corp.	5,000	58
	Lingsen Precision Industries Ltd.	88,000	57
	Chun Yuan Steel Industry Co. Ltd.	99,000	57
	CHC Healthcare Group	40,000	57
*	Dyaco International Inc.	62,480	57
	Ability Enterprise Co. Ltd.	36,000	56
	TTY Biopharm Co. Ltd.	24,000	56
	Gemtek Technology Corp.	42,000	56
*	Hu Lane Associate Inc.	11,275	56
	UPI Semiconductor Corp.	7,000	56
	Cyberlink Corp.	18,000	55
	Rechi Precision Co. Ltd.	70,000	55
*	HannsTouch Holdings Co.	190,000	55
	Zeng Hsing Industrial Co. Ltd.	16,115	55
	PharmaEngine Inc.	20,000	55
	Savior Lifetec Corp.	76,436	55
*,1	LuxNet Corp.	15,000	55
*	International CSRC Investment Holdings Co.	104,990	54
*	Lealea Enterprise Co. Ltd.	179,920	53
	Nuvoton Technology Corp.	19,000	53
	ZillTek Technology Corp.	5,000	53
	USI Corp.	108,000	51
	Kaimei Electronic Corp.	23,200	51
	T3EX Global Holdings Corp.	18,000	50
	Great Tree Pharmacy Co. Ltd.	8,353	50
	Chlitina Holding Ltd.	11,332	49
	Motech Industries Inc.	56,594	48
	Alpha Networks Inc.	43,772	48
*	General Interface Solution Holding Ltd.	25,000	48
	Universal Vision Biotechnology Co. Ltd.	6,678	48
*	Chung Hwa Pulp Corp.	78,000	47
	Synmosa Biopharma Corp.	39,402	47
	Channel Well Technology Co. Ltd.	22,000	47
	Chunghwa Precision Test Tech Co. Ltd.	3,000	46
	Anpec Electronics Corp.	8,000	46
	Advanced Ceramic X Corp.	8,000	45
	Waffer Technology Corp.	19,000	45
*	Longchen Paper & Packaging Co. Ltd.	100,803	44

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sensortek Technology Corp.	5,000	44
	Marketech International Corp.	9,000	44
*	Fittech Co. Ltd.	10,000	43
	D-Link Corp.	71,760	42
	Oriental Union Chemical Corp.	75,000	42
	Nan Liu Enterprise Co. Ltd.	19,000	42
	Rexon Industrial Corp. Ltd.	35,000	42
	Actron Technology Corp.	7,574	42
	Asia Polymer Corp.	71,757	41
	Elitegroup Computer Systems Co. Ltd.	50,000	41
*	Federal Corp.	61,000	41
	Speed Tech Corp.	26,000	41
	Genesys Logic Inc.	11,000	40
	Adlink Technology Inc.	17,000	39
*	Yeong Guan Energy Technology Group Co. Ltd.	28,468	38
*	Zinwell Corp.	66,000	37
*	Ritek Corp.	71,214	37
*	Foresee Pharmaceuticals Co. Ltd.	14,538	37
*	Shining Building Business Co. Ltd.	112,000	36
*	Li Peng Enterprise Co. Ltd.	128,000	36
	Cub Elecparts Inc.	11,281	36
	TaiDoc Technology Corp.	7,000	36
	Darwin Precisions Corp.	75,000	35
	Swancor Holding Co. Ltd.	10,000	35
*	China Man-Made Fiber Corp.	133,240	34
	UPC Technology Corp.	91,000	34
	Evergreen Aviation Technologies Corp.	11,000	34
[1]	Formosa Sumco Technology Corp.	7,000	33
	Nantex Industry Co. Ltd.	25,000	31
	Holtek Semiconductor Inc.	19,000	30
	Tung Thih Electronic Co. Ltd.	11,000	30
	Taiwan Styrene Monomer	70,000	29
	Universal Cement Corp.	25,500	25
	Ho Tung Chemical Corp.	85,000	24
	China General Plastics Corp.	43,155	23
	Gourmet Master Co. Ltd.	9,000	23
	Panion & BF Biotech Inc.	8,000	23
*	Medigen Biotechnology Corp.	18,000	22
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	22
	91APP Inc.	8,000	21
*	Gigasolar Materials Corp.	5,790	20
	Amazing Microelectronic Corp.	6,242	19
*	ALI Corp.	27,000	17
	Altek Corp.	14,000	17
	St. Shine Optical Co. Ltd.	3,000	17
	VIA Labs Inc.	3,000	17
	Yulon Nissan Motor Co. Ltd.	4,000	15
*	PChome Online Inc.	15,430	15
	Ultra Chip Inc.	6,000	15
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	14
*	Gigastorage Corp.	18,000	12
	ScinoPharm Taiwan Ltd.	13,000	10
*,3	Pharmally International Holding Co. Ltd.	1,282	—
			289,442
Thailand (0.6%)
	CP ALL PCL (Foreign)	1,027,100	1,831
	Delta Electronics Thailand PCL (Foreign)	476,000	1,498
	Bangkok Dusit Medical Services PCL (Foreign)	1,826,300	1,494
	Advanced Info Service PCL (Foreign)	193,200	1,409
	Airports of Thailand PCL (Foreign)	716,100	1,263
	Kasikornbank PCL (Foreign)	286,300	1,209
	SCB X PCL (Foreign)	298,700	944

ESG International Stock ETF
		Shares	Market Value• ($000)
	Central Pattana PCL (Foreign)	506,900	889
	Siam Cement PCL (Foreign)	121,400	824
	Bumrungrad Hospital PCL (Foreign)	97,500	704
	Minor International PCL (Foreign)	716,000	570
	Krung Thai Bank PCL (Foreign)	1,023,000	552
	Charoen Pokphand Foods PCL (Foreign)	743,100	538
*	True Corp. PCL (Foreign)	1,623,714	494
	Bangkok Bank PCL (Foreign)	102,700	427
	Intouch Holdings PCL (Foreign)	172,756	421
	Central Retail Corp. PCL (Foreign)	444,400	386
	TMBThanachart Bank PCL (Foreign)	7,022,124	384
	Bangkok Expressway & Metro PCL (Foreign)	1,558,500	353
	Tisco Financial Group PCL (Foreign)	110,400	312
	Home Product Center PCL (Foreign)	1,024,400	273
	Krungthai Card PCL (Foreign)	202,600	249
	CP Axtra PCL (Foreign)	262,137	240
	PTT Global Chemical PCL (Foreign)	319,600	235
	Thai Union Group PCL (Foreign)	478,700	222
	Land & Houses PCL (Foreign)	1,277,100	213
	Kiatnakin Phatra Bank PCL (Foreign)	149,400	203
	KCE Electronics PCL (Foreign)	159,300	179
	Indorama Ventures PCL (Foreign)	350,700	177
	Thanachart Capital PCL (Foreign)	118,500	177
*	BTS Group Holdings PCL (Foreign)	1,331,200	167
	Com7 PCL (Foreign)	228,800	166
	Srisawad Corp. PCL (Foreign)	134,710	151
	Central Plaza Hotel PCL (Foreign)	138,000	143
	Osotspa PCL (Foreign)	209,000	138
	Muangthai Capital PCL (Foreign)	105,000	135
	SCG Packaging PCL (Foreign)	188,000	135
	Siam Global House PCL (Foreign)	300,989	131
	Supalai PCL (Foreign)	246,800	128
	Hana Microelectronics PCL (Foreign)	103,200	119
	Sansiri PCL (Foreign)	2,125,700	107
	Thonburi Healthcare Group PCL (Foreign)	120,600	107
	Asset World Corp. PCL (Foreign)	1,079,700	106
	Berli Jucker PCL (Foreign)	154,400	102
	Bangkok Airways PCL (Foreign)	154,800	102
*	Jasmine Technology Solution PCL (Foreign)	47,100	99
	Ngern Tid Lor PCL (Foreign)	201,717	98
	AP Thailand PCL (Foreign)	357,600	89
	Amata Corp. PCL (Foreign)	136,593	88
	Plan B Media PCL (Foreign)	345,268	84
	Sri Trang Agro-Industry PCL (Foreign)	125,500	83
	Sino-Thai Engineering & Construction PCL (Foreign)	303,000	78
	Bangkok Chain Hospital PCL (Foreign)	168,500	77
	Chularat Hospital PCL (Foreign)	885,000	67
	Betagro PCL (Foreign)	91,600	65
	Thailand Future Fund	347,700	64
	Siam City Cement PCL (Foreign)	13,400	63
	Mega Lifesciences PCL (Foreign)	56,000	63
	Dohome PCL (Foreign)	191,701	61
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	60
	Thoresen Thai Agencies PCL (Foreign)	348,600	59
	Energy Absolute PCL (Foreign)	301,100	58
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	57
*	VGI PCL (Foreign)	790,949	57
	I-TAIL Corp. PCL (Foreign)	89,900	54
	Quality Houses PCL (Foreign)	994,900	53
	Thaicom PCL (Foreign)	146,800	53
	Thai Vegetable Oil PCL (Foreign)	76,070	51
	TTW PCL (Foreign)	179,400	49
	Tipco Asphalt PCL (Foreign)	94,800	47

ESG International Stock ETF
		Shares	Market Value• ($000)
	JMT Network Services PCL (Foreign)	96,292	45
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	45
*	True Corp. PCL NVDR	148,700	45
*	Jaymart Group Holdings PCL (Foreign)	95,100	44
	Bangkok Life Assurance PCL NVDR	80,800	42
	TOA Paint Thailand PCL (Foreign)	75,200	40
	Dhipaya Group Holdings PCL (Foreign)	50,400	40
	Major Cineplex Group PCL (Foreign)	92,700	39
	Jasmine International PCL (Foreign)	513,613	39
	TQM Alpha PCL (Foreign)	46,700	38
*,3	Thai Airways International PCL (Foreign)	469,000	35
	Precious Shipping PCL (Foreign)	127,400	32
	Bangkok Land PCL (Foreign)	1,730,200	32
	GFPT PCL (Foreign)	83,900	31
	Forth Corp. PCL (Foreign)	90,900	31
	MBK PCL (Foreign)	59,400	30
	Thaifoods Group PCL (Foreign)	213,600	29
*	Singer Thailand PCL (Foreign)	90,800	24
	BEC World PCL (Foreign)	193,400	22
	Pruksa Holding PCL (Foreign)	78,900	21
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	21
	Ratchthani Leasing PCL (Foreign)	313,500	18
	LPN Development PCL (Foreign)	190,300	17
	MK Restaurants Group PCL (Foreign)	21,000	17
	BCPG PCL (Foreign)	95,352	17
	SPCG PCL (Foreign)	57,800	14
*	Beyond Securities PCL (Foreign)	450,800	13
*	Super Energy Corp. PCL (Foreign)	1,608,300	12
*	Italian-Thai Development PCL (Foreign)	575,900	10
	Advanced Info Service PCL	1,200	9
	Origin Property PCL (Foreign)	38,000	5
			23,141
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	74,076	1,173
	Akbank TAS	513,913	880
*	Turk Hava Yollari AO	91,244	804
	Turkcell Iletisim Hizmetleri A/S	198,838	574
	Turkiye Is Bankasi A/S Class C	1,323,137	514
	Yapi ve Kredi Bankasi A/S	554,533	508
	Eregli Demir ve Celik Fabrikalari TAS	276,255	392
	Turkiye Garanti Bankasi A/S	95,765	315
	Turkiye Sise ve Cam Fabrikalari A/S	246,055	313
	Ford Otomotiv Sanayi A/S	10,715	303
*	Sasa Polyester Sanayi A/S	1,770,488	256
	Coca-Cola Icecek A/S	130,405	233
*	Pegasus Hava Tasimaciligi A/S	32,859	219
	Migros Ticaret A/S	14,591	208
*	TAV Havalimanlari Holding A/S	27,780	204
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	52,388	163
	Tofas Turk Otomobil Fabrikasi A/S	21,871	157
*	Ulker Biskuvi Sanayi A/S	32,021	139
	Arcelik A/S	32,039	135
*,2	MLP Saglik Hizmetleri A/S Class B	13,699	132
*	Petkim Petrokimya Holding A/S	173,711	117
*	Oyak Cimento Fabrikalari A/S	56,721	114
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	110
*	Koza Altin Isletmeleri A/S	147,456	109
*	Turk Telekomunikasyon A/S	73,965	105
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	102
	Is Yatirim Menkul Degerler A/S	94,936	101
	Turk Traktor ve Ziraat Makineleri A/S	4,460	96
*	Baticim Bati Anadolu Cimento Sanayii A/S	13,816	95

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nuh Cimento Sanayi A/S	11,274	83
	Dogus Otomotiv Servis ve Ticaret A/S	11,279	79
*	Anadolu Anonim Turk Sigorta Sirketi	34,788	79
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	21,992	71
*	Gubre Fabrikalari TAS	13,869	69
*	Turkiye Vakiflar Bankasi TAO	124,344	69
	Sok Marketler Ticaret A/S	44,063	69
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	45,563	64
*	Hektas Ticaret TAS	188,434	64
	Logo Yazilim Sanayi ve Ticaret A/S	18,682	59
	EGE Endustri ve Ticaret A/S	195	58
[2]	Enerjisa Enerji A/S	32,808	58
	Dogan Sirketler Grubu Holding A/S	124,692	57
	Cimsa Cimento Sanayi ve Ticaret A/S	52,675	55
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	80,055	55
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	54
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	27,051	50
	Borusan Yatirim ve Pazarlama A/S	854	46
*	Turkiye Halk Bankasi A/S	93,985	43
	Akcansa Cimento A/S	8,930	41
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	41
	Bera Holding A/S	92,664	40
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	36
*	Vestel Elektronik Sanayi ve Ticaret A/S	18,701	36
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	36
*	Tekfen Holding A/S	22,841	36
*	Akfen Yenilenebilir Enerji A/S	54,444	35
*	Albaraka Turk Katilim Bankasi A/S	193,884	34
*	Konya Cimento Sanayii A/S	169	33
	AKIS Gayrimenkul Yatirimi A/S	57,201	30
	Global Yatirim Holding A/S	62,841	30
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	27
	Bursa Cimento Fabrikasi A/S	119,826	27
*	Is Finansal Kiralama A/S	76,041	24
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	113,550	24
	Sekerbank Turk A/S	177,616	23
*	Kordsa Teknik Tekstil A/S	9,659	22
*	Tat Gida Sanayi A/S	31,539	22
*	Karsan Otomotiv Sanayii ve Ticaret A/S	45,231	22
*	Aksigorta A/S	125,271	20
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	20
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	20
	Galata Wind Enerji A/S	23,533	20
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	19
*	Tukas Gida Sanayi ve Ticaret A/S	74,622	18
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	17
	Iskenderun Demir ve Celik A/S	15,458	16
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	16
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	16
	LDR Turizm A/S	6,552	16
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,623	14
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	34,291	14
	Polisan Holding A/S	33,442	13
*	Imas Makina Sanayi A/S	36,497	13
	Aydem Yenilenebilir Enerji A/S	16,135	12
*	Peker Gayrimenkul Yatirim Ortakligi A/S	65,502	10
*	Kerevitas Gida Sanayi ve Ticaret A/S	22,306	9
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	146,319	8
	Suwen Tekstil Sanayi Pazarlama A/S	8,963	8
*	Qua Granite Hayal	98,722	8
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	7
*	Erciyas Celik Boru Sanayi A/S	2,595	7

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Marti Otel Isletmeleri A/S	67,169	6
			10,699
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	585,390	2,891
	First Abu Dhabi Bank PJSC	734,259	2,679
	Emaar Properties PJSC	1,124,841	2,586
	Emirates NBD Bank PJSC	295,252	1,584
	Aldar Properties PJSC	599,322	1,198
	Abu Dhabi Commercial Bank PJSC	472,758	1,128
	Abu Dhabi Islamic Bank PJSC	259,408	891
	Dubai Islamic Bank PJSC	517,545	870
*	Alpha Dhabi Holding PJSC	231,380	756
*	Multiply Group PJSC	797,564	463
	Air Arabia PJSC	459,276	338
	Emaar Development PJSC	136,064	312
	National Marine Dredging Co.	32,870	233
	Dubai Investments PJSC	352,810	196
	Sharjah Islamic Bank	286,561	176
	GFH Financial Group BSC	480,433	161
*	Abu Dhabi Ports Co. PJSC	121,980	159
	Agility Global plc	473,788	150
	Dubai Financial Market PJSC	301,364	106
	RAK Properties PJSC	291,102	85
*	Aramex PJSC	127,687	84
	AL Yah Satellite Communications Co-PJSC-Yah Sat	149,892	82
*	Apex Investment Co. PSC	81,121	50
*,3	Arabtec Holding PJSC	101,139	—
			17,178
United Kingdom (8.3%)
	AstraZeneca plc	252,561	44,265
	Unilever plc	415,519	26,937
	RELX plc	315,525	14,729
	GSK plc	675,006	14,701
	London Stock Exchange Group plc	83,488	11,269
	CRH plc	115,744	10,332
	Compass Group plc	288,355	9,114
	Lloyds Banking Group plc	10,734,106	8,292
	Barclays plc	2,534,537	7,663
	Experian plc	155,015	7,532
	Ferguson Enterprises Inc.	34,314	6,985
	Reckitt Benckiser Group plc	119,153	6,855
	3i Group plc	157,265	6,606
	Haleon plc	1,168,290	5,884
	Tesco plc	1,176,793	5,487
	Ashtead Group plc	73,870	5,260
	NatWest Group plc	1,047,968	4,774
	Smurfit WestRock plc	86,701	4,089
	Prudential plc	465,007	4,003
	Standard Chartered plc	361,715	3,722
	Vodafone Group plc	3,702,534	3,629
	Aviva plc	465,038	3,093
	Legal & General Group plc	1,010,352	2,984
	InterContinental Hotels Group plc	27,678	2,770
	Next plc	20,451	2,742
	Bunzl plc	58,627	2,737
	Rentokil Initial plc	428,616	2,736
	Segro plc	228,860	2,635
	Informa plc	234,734	2,584
	Smith & Nephew plc	148,928	2,293
	Sage Group plc	170,749	2,274
	Halma plc	64,938	2,233
	BT Group plc	1,074,876	1,975

ESG International Stock ETF
		Shares	Market Value• ($000)
	Admiral Group plc	49,887	1,916
	Associated British Foods plc	54,848	1,799
[2]	Auto Trader Group plc	154,823	1,739
	WPP plc	180,751	1,731
	Pearson plc	117,627	1,639
	United Utilities Group plc	114,272	1,536
	Marks & Spencer Group plc	339,388	1,532
	Severn Trent plc	45,247	1,532
	Barratt Developments plc	224,618	1,503
	Mondi plc	77,409	1,502
	Antofagasta plc	59,835	1,461
	DS Smith plc	226,637	1,396
	Diploma plc	22,289	1,313
	Taylor Wimpey plc	618,017	1,313
	Croda International plc	24,169	1,309
	Intermediate Capital Group plc	45,848	1,287
	Kingfisher plc	327,136	1,229
	Coca-Cola HBC AG	33,070	1,228
	Whitbread plc	31,928	1,214
	DCC plc	17,105	1,209
	Persimmon plc	55,736	1,208
	Berkeley Group Holdings plc	18,335	1,205
	Howden Joinery Group plc	94,602	1,190
	J Sainsbury plc	306,170	1,181
*	Wise plc Class A	126,341	1,174
	Beazley plc	115,992	1,149
	M&G plc	389,558	1,101
	Rightmove plc	140,259	1,027
	Land Securities Group plc	123,672	1,027
*	Vistry Group plc	54,452	976
	Hargreaves Lansdown plc	65,384	958
	Phoenix Group Holdings plc	127,251	948
	B&M European Value Retail SA	161,097	945
	UNITE Group plc	74,287	938
	St. James's Place plc	97,043	929
	British Land Co. plc	166,032	899
	LondonMetric Property plc	321,705	868
[2]	ConvaTec Group plc	274,379	864
	Bellway plc	21,194	848
	Hiscox Ltd.	53,702	832
	Investec plc	107,341	823
	IG Group Holdings plc	63,199	807
	Britvic plc	47,853	801
	Games Workshop Group plc	5,817	800
*	International Consolidated Airlines Group SA	331,063	798
	Greggs plc	18,850	790
	RS Group plc	75,921	787
	JD Sports Fashion plc	429,295	782
	Hikma Pharmaceuticals plc	28,596	747
	Spectris plc	18,626	731
	ITV plc	670,013	706
	Johnson Matthey plc	32,715	704
	Endeavour Mining plc	32,631	693
	Inchcape plc	60,267	677
	Tate & Lyle plc	73,629	656
	Derwent London plc	20,557	630
	abrdn plc	314,774	620
	Man Group plc	207,200	610
	Schroders plc	133,544	605
	Direct Line Insurance Group plc	230,257	577
*	Darktrace plc	71,499	552
	Burberry Group plc	61,961	544
	Cranswick plc	8,403	533

ESG International Stock ETF
		Shares	Market Value• ($000)
	International Distribution Services plc	116,431	518
	Virgin Money UK plc	181,120	514
	Big Yellow Group plc	28,005	465
*	Ocado Group plc	102,399	463
	Softcat plc	22,079	455
	Shaftesbury Capital plc	232,096	450
	Grafton Group plc	31,359	445
	Plus500 Ltd.	12,851	437
[2]	Quilter plc	237,029	433
*,2	Network International Holdings plc	78,478	410
	TP ICAP Group plc	128,646	410
	Travis Perkins plc	33,795	405
*,2	Deliveroo plc Class A	202,256	404
	Paragon Banking Group plc	39,891	402
	WH Smith plc	23,642	399
	easyJet plc	62,596	392
	Mitie Group plc	238,464	390
	Grainger plc	122,973	387
	Bank of Georgia Group plc	6,375	381
	Pennon Group plc	47,237	374
	Safestore Holdings plc	32,209	368
	Computacenter plc	9,981	358
*	Carnival plc	23,869	357
	Hays plc	292,041	356
	Assura plc	637,706	350
	Lancashire Holdings Ltd.	39,068	346
[2]	JTC plc	24,001	343
	Savills plc	21,571	333
	Coats Group plc	254,730	330
	Centamin plc	192,034	314
	4imprint Group plc	4,475	314
*,2	Trainline plc	78,414	312
	Breedon Group plc	55,769	310
[2]	Airtel Africa plc	202,052	309
	Pets at Home Group plc	75,592	307
	OSB Group plc	62,537	306
	Dunelm Group plc	18,493	304
	TBC Bank Group plc	7,325	303
	Genus plc	12,586	296
	Just Group plc	154,785	291
	International Workplace Group plc	118,109	280
	Future plc	18,921	270
	AJ Bell plc	46,276	265
	Domino's Pizza Group plc	65,609	263
	Hammerson plc	695,127	259
*	Helios Towers plc	169,566	253
	Telecom Plus plc	10,374	252
	Pagegroup plc	48,195	247
	Keller Group plc	11,173	245
*	Frasers Group plc	21,424	244
	Great Portland Estates plc	55,100	244
	Rathbones Group plc	9,511	236
	IntegraFin Holdings plc	45,459	233
	Sirius Real Estate Ltd.	180,711	233
	Bytes Technology Group plc	36,065	229
	Firstgroup plc	109,698	228
	Genuit Group plc	37,627	228
	Primary Health Properties plc	176,278	226
	Clarkson plc	4,460	223
	Kainos Group plc	15,316	222
	Ascential plc	29,035	218
	Fresnillo plc	30,213	216
	Vesuvius plc	39,635	212

ESG International Stock ETF
		Shares	Market Value• ($000)
	MONY Group plc	73,832	209
	Close Brothers Group plc	28,390	203
	Premier Foods plc	84,904	201
*	Spirent Communications plc	85,580	201
	AG Barr plc	22,421	197
	Volution Group plc	26,478	197
	Supermarket Income REIT plc	194,176	190
*,2	Watches of Switzerland Group plc	36,006	188
	Elementis plc	86,398	184
*	Greencore Group plc	73,707	181
	Victrex plc	13,350	180
	Dowlais Group plc	201,434	173
	Marshalls plc	38,418	172
*,2	Trustpilot Group plc	61,112	172
	Workspace Group plc	20,840	169
*	Oxford Nanopore Technologies plc	107,185	165
	RHI Magnesita NV	3,748	163
	Ashmore Group plc	69,207	160
*	Currys plc	141,319	148
	Zigup plc	27,801	147
[2]	Bridgepoint Group plc	36,608	147
*	Molten Ventures plc	26,243	142
	Hilton Food Group plc	10,334	134
*	Moonpig Group plc	48,020	133
*	THG plc Class B	159,991	126
[2]	Ibstock plc	51,422	124
[2]	Spire Healthcare Group plc	34,587	116
*	Hochschild Mining plc	48,922	111
*	AO World plc	69,490	104
	NCC Group plc	48,301	98
[2]	TI Fluid Systems plc	54,512	95
	Crest Nicholson Holdings plc	33,944	92
[2]	Petershill Partners plc	31,755	92
	FDM Group Holdings plc	16,577	90
	Ninety One plc	41,158	89
*,2	Aston Martin Lagonda Global Holdings plc	45,706	89
*	Alphawave IP Group plc	43,172	83
	Dr. Martens plc	85,408	81
	Picton Property Income Ltd.	81,152	80
[2]	CMC Markets plc	18,876	78
*	PureTech Health plc	34,790	75
*	Auction Technology Group plc	13,116	72
	Liontrust Asset Management plc	8,465	70
*	Mobico Group plc	76,608	69
*	IP Group plc	125,356	69
	Jupiter Fund Management plc	58,614	66
*	Synthomer plc	19,964	64
*	S4 Capital plc	85,658	63
	Wickes Group plc	27,870	62
	Halfords Group plc	31,001	60
	PZ Cussons plc	40,812	55
	Helical plc	19,124	54
*,1	ASOS plc	11,038	52
[2]	Bakkavor Group plc	21,342	43
	CLS Holdings plc	23,736	30
*	Ferrexpo plc	48,315	29
	Vanquis Banking Group plc	36,956	28
*	SIG plc	84,986	27
*,3	NMC Health plc	4,208	—
			336,071
Total Common Stocks (Cost $3,448,257)			3,985,657

ESG International Stock ETF
		Shares	Market Value• ($000)
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	138,142	6,207
	Itau Unibanco Holding SA Preference Shares	785,078	5,112
	Banco Bradesco SA Preference Shares	841,306	2,335
	Henkel AG & Co. KGaA Preference Shares	21,276	1,949
	Itausa SA Preference Shares	876,609	1,705
	Sartorius AG Preference Shares	4,368	1,207
	Hyundai Motor Co. Preference Shares	6,153	838
	Bayerische Motoren Werke AG Preference Shares	9,444	817
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	18,920	737
	Gerdau SA Preference Shares	214,260	696
	Hyundai Motor Co. Preference Shares (XARX)	3,394	471
	Bancolombia SA Preference Shares	56,362	469
	Cia Energetica de Minas Gerais Preference Shares	220,851	456
	FUCHS SE Preference Shares	8,012	337
	LG Electronics Inc. Preference Shares	6,781	246
	LG Chem Ltd. Preference Shares	1,468	239
	Sixt SE Preference Shares	3,840	225
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	47,385	208
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	968	196
	Marcopolo SA Preference Shares	139,200	182
	Metalurgica Gerdau SA Preference Shares	91,100	170
	Bradespar SA Preference Shares	35,309	122
	Amorepacific Corp. Preference Shares	4,447	120
	Raizen SA Preference Shares	197,400	112
	Samsung SDI Co. Ltd. Preference Shares	621	105
	Corem Property Group AB Preference Shares	3,950	103
	Banco Pan SA Preference Shares	53,100	93
	Unipar Carbocloro SA Preference Shares Class B	9,373	79
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	61,900	68
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	27,200	61
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	58
	LG H&H Co. Ltd. Preference Shares	474	57
	Randon SA Implementos e Participacoes Preference Shares	27,400	53
*	Alpargatas SA Preference Shares	36,500	50
*	Azul SA Preference Shares	49,063	47
	Daishin Securities Co. Ltd. Preference Shares	3,701	43
	Banco ABC Brasil SA Preference Shares	7,900	33
	Draegerwerk AG & Co. KGaA Preference Shares	497	25
*	Gol Linhas Aereas Inteligentes SA Preference Shares	58,988	11
	CJ CheilJedang Corp. Preference Shares	25	3
*,3	Rosseti Lenenergo PJSC Preference Shares	25,440	—
Total Preferred Stocks (Cost $27,120)			26,045
Rights (0.0%)
*	Savola Group Exp. 9/10/24	49,271	209
*,3	One United Properties SA	156,822	6
*	Equatorial Energia SA Exp. 9/20/24	10,097	4
*,3	Teraplast SA	209,443	—
*,3	Shin Zu Shing Co. Ltd. Exp. 9/13/24	676	—
*	AES Brasil Energia SA Exp. 9/25/24	170	—
*	BTS Group Holdings PCL Exp. 12/31/24	295,822	—
*,3	Merry Electronics Co. Ltd. Exp. 9/19/24	457	—
*,3	O-Bank Co. Ltd. Exp. 9/13/24	40,660	—
Total Rights (Cost $192)			219
Warrants (0.0%)
*,3	Webuild SpA Exp. 8/2/30	3,597	4
*	VGI PCL (Foreign) Exp. 12/31/25	79,094	2

ESG International Stock ETF
	Shares	Market Value• ($000)
* VGI PCL Exp. 5/23/27	88,419	—
Total Warrants (Cost $—)		6
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5] Vanguard Market Liquidity Fund, 5.373% (Cost $32,953)	329,589	32,956
Total Investments (100.3%) (Cost $3,508,522)		4,044,883
Other Assets and Liabilities—Net (-0.3%)		(11,273)
Net Assets (100%)		4,033,610
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,431,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $116,208,000, representing 2.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,694,000 was received for securities on loan, of which $15,691,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	120	14,751	769
MSCI Emerging Markets Index	September 2024	120	6,600	123
				892

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/18/24	EUR	934	USD	1,018	15	—
BNP Paribas	9/23/24	HKD	19,717	USD	2,530	1	—
JPMorgan Chase Bank, N.A.	12/18/24	INR	689,298	USD	8,183	1	—
Deutsche Bank AG	9/18/24	INR	569,659	USD	6,800	—	(11)
Goldman Sachs International	12/18/24	INR	168,171	USD	1,996	—	—
JPMorgan Chase Bank, N.A.	9/18/24	INR	119,639	USD	1,430	—	(4)
UBS AG	9/18/24	JPY	348,953	USD	2,214	178	—
Goldman Sachs International	9/18/24	JPY	187,508	USD	1,175	110	—
JPMorgan Chase Bank, N.A.	9/18/24	JPY	131,769	USD	839	64	—
Toronto-Dominion Bank	9/18/24	USD	1,441	AUD	2,180	—	(35)
Toronto-Dominion Bank	9/18/24	USD	3,853	CHF	3,418	—	(174)
Toronto-Dominion Bank	9/18/24	USD	3,426	EUR	3,153	—	(62)
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,391	GBP	1,091	—	(42)
Toronto-Dominion Bank	9/19/24	USD	1,879	HKD	14,651	—	(1)
Toronto-Dominion Bank	9/19/24	USD	953	HKD	7,422	—	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	8,213	INR	689,298	—	(2)
JPMorgan Chase Bank, N.A.	9/18/24	USD	5,410	JPY	837,238	—	(329)
UBS AG	9/19/24	USD	780	KRW	1,069,562	—	(21)

ESG International Stock ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/18/24	USD	933	SGD	1,256	—	(31)
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,202	TWD	38,872	—	(15)
Deutsche Bank AG	9/18/24	USD	99	TWD	3,177	—	(1)
						369	(728)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,475,569)	4,011,927
Affiliated Issuers (Cost $32,953)	32,956
Total Investments in Securities	4,044,883
Investment in Vanguard	111
Cash	1,271
Foreign Currency, at Value (Cost $5,667)	5,698
Cash Collateral Pledged—Futures Contracts	670
Receivables for Investment Securities Sold	47
Receivables for Accrued Income	12,387
Variation Margin Receivable—Futures Contracts	35
Unrealized Appreciation—Forward Currency Contracts	369
Total Assets	4,065,471
Liabilities
Payables for Investment Securities Purchased	1,321
Collateral for Securities on Loan	15,694
Payables to Vanguard	322
Unrealized Depreciation—Forward Currency Contracts	728
Deferred Foreign Capital Gains Taxes	13,796
Total Liabilities	31,861
Net Assets	4,033,610
1 Includes $9,431,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	3,690,920
Total Distributable Earnings (Loss)	342,690
Net Assets	4,033,610
Net Assets
Applicable to 66,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,033,610
Net Asset Value Per Share	$60.47
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	97,905
Interest[2]	322
Securities Lending—Net	880
Total Income	99,107
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative	3,302
Marketing and Distribution	125
Custodian Fees	468
Auditing Fees	49
Shareholders’ Reports	69
Trustees’ Fees and Expenses	2
Other Expenses	141
Total Expenses	4,382
Net Investment Income	94,725
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(31,982)
Futures Contracts	727
Forward Currency Contracts	630
Foreign Currencies	(201)
Realized Net Gain (Loss)	(30,826)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	559,080
Futures Contracts	1,412
Forward Currency Contracts	(471)
Foreign Currencies	279
Change in Unrealized Appreciation (Depreciation)	560,300
Net Increase (Decrease) in Net Assets Resulting from Operations	624,199
1	Dividends are net of foreign withholding taxes of $11,141,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $295,000, ($4,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $304,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $9,856,000.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,725	86,680
Realized Net Gain (Loss)	(30,826)	(70,886)
Change in Unrealized Appreciation (Depreciation)	560,300	325,250
Net Increase (Decrease) in Net Assets Resulting from Operations	624,199	341,044
Distributions
Total Distributions	(108,592)	(80,304)
Capital Share Transactions
Issued	128,305	265,085
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	128,305	265,085
Total Increase (Decrease)	643,912	525,825
Net Assets
Beginning of Period	3,389,698	2,863,873
End of Period	4,033,610	3,389,698
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$52.64	$48.46	$64.34	$52.38	$48.09
Investment Operations
Net Investment Income[1]	1.446	1.385	1.632	1.295	1.192
Net Realized and Unrealized Gain (Loss) on Investments	8.043	4.073	(15.837)	11.907	4.138
Total from Investment Operations	9.489	5.458	(14.205)	13.202	5.330
Distributions
Dividends from Net Investment Income	(1.659)	(1.278)	(1.675)	(1.242)	(1.040)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.659)	(1.278)	(1.675)	(1.242)	(1.040)
Net Asset Value, End of Period	$60.47	$52.64	$48.46	$64.34	$52.38
Total Return	18.37%	11.36%	-22.38%	25.45%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,034	$3,390	$2,864	$2,561	$1,205
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.72%	2.89%	2.14%	2.45%
Portfolio Turnover Rate[2]	5%	9%	12%	7%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $111,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

ESG International Stock ETF
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	349,449	3,634,849	1,359	3,985,657
Preferred Stocks	12,857	13,188	—	26,045
Rights	213	—	6	219
Warrants	—	2	4	6
Temporary Cash Investments	32,956	—	—	32,956
Total	395,475	3,648,039	1,369	4,044,883

Derivative Financial Instruments
Assets
Futures Contracts[1]	892	—	—	892
Forward Currency Contracts	—	369	—	369
Total	892	369	—	1,261
Liabilities
Forward Currency Contracts	—	(728)	—	(728)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At August 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	892	—	892
Unrealized Appreciation—Forward Currency Contracts	—	369	369
Total Assets	892	369	1,261

Unrealized Depreciation—Forward Currency Contracts	—	(728)	(728)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	727	—	727
Forward Currency Contracts	—	630	630
Realized Net Gain (Loss) on Derivatives	727	630	1,357

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,412	—	1,412
Forward Currency Contracts	—	(471)	(471)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,412	(471)	941
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from

ESG International Stock ETF
certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,335
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	485,747
Capital Loss Carryforwards	(180,478)
Qualified Late-Year Losses	—
Other Temporary Differences	1,086
Total	342,690
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	108,592	80,304
Long-Term Capital Gains	—	—
Total	108,592	80,304
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,545,666
Gross Unrealized Appreciation	948,356
Gross Unrealized Depreciation	(449,186)
Net Unrealized Appreciation (Depreciation)	499,170
F.  During the year ended August 31, 2024, the fund purchased $212,309,000 of investment securities and sold $175,154,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $70,243,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	2,300	5,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	2,300	5,300
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG International Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG International Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $69,777,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $114,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $108,987,000 and foreign taxes paid of $9,752,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q43940 102024

Financial Statements
For the year ended August 31, 2024
Vanguard Global Wellington™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	24
Tax information	25

Global Wellington Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (65.5%)
Austria (1.0%)
Erste Group Bank AG	473,077	25,894
Finland (0.8%)
Nokia OYJ	4,517,902	19,916
France (4.2%)
TotalEnergies SE	534,568	36,774
BNP Paribas SA	324,794	22,465
Engie SA	1,161,421	20,455
Arkema SA	197,950	18,366
Societe Generale SA	476,146	11,510
		109,570
Germany (0.8%)
Daimler Truck Holding AG	508,382	19,544
Hong Kong (0.7%)
AIA Group Ltd.	2,708,200	19,073
Ireland (1.5%)
Accenture plc Class A	110,795	37,886
Japan (7.5%)
Sumitomo Mitsui Trust Holdings Inc.	1,009,600	25,159
Honda Motor Co. Ltd.	2,198,800	24,264
Isuzu Motors Ltd.	1,592,214	24,174
Mitsubishi Estate Co. Ltd.	1,241,470	21,359
Shin-Etsu Chemical Co. Ltd.	454,914	20,138
BIPROGY Inc.	561,800	18,198
Mitsubishi UFJ Financial Group Inc.	1,712,862	18,071
Marui Group Co. Ltd.	627,565	10,638
Tokio Marine Holdings Inc.	256,024	9,743
Astellas Pharma Inc.	774,400	9,623
Nippon Telegraph & Telephone Corp.	6,263,800	6,695
Resona Holdings Inc.	733,100	5,214
		193,276
South Korea (0.9%)
Samsung Electronics Co. Ltd.	418,787	23,259
Spain (0.4%)
Iberdrola SA	666,150	9,452
Sweden (1.4%)
Autoliv Inc.	266,354	27,293
Alfa Laval AB	188,588	8,462
		35,755
Switzerland (3.1%)
Novartis AG (Registered)	339,431	41,009
Nestle SA (Registered)	257,832	27,650
Zurich Insurance Group AG	19,491	11,314
		79,973
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	878,662	26,013
United Kingdom (7.4%)
AstraZeneca plc ADR	423,021	37,065
Unilever plc	552,195	35,797
Diageo plc	875,423	28,577
Rotork plc	4,458,969	19,604
1

Global Wellington Fund
				Shares	Market Value• ($000)
	BAE Systems plc			1,076,395	19,353
	Derwent London plc			536,710	16,440
	Shell plc			344,821	12,218
	WPP plc			1,260,318	12,072
	London Stock Exchange Group plc			63,154	8,525
					189,651
United States (34.8%)
	Johnson & Johnson			247,182	40,998
	UnitedHealth Group Inc.			62,008	36,597
	Cisco Systems Inc.			698,303	35,292
	Duke Energy Corp.			307,997	35,096
	Microsoft Corp.			79,837	33,303
	Merck & Co. Inc.			270,283	32,015
	Chubb Ltd.			110,250	31,331
	JPMorgan Chase & Co.			136,638	30,716
	Texas Instruments Inc.			142,330	30,507
	PepsiCo Inc.			167,813	29,012
	American Express Co.			104,003	26,900
	American Tower Corp.			117,687	26,369
	Deere & Co.			65,905	25,422
	Bank of America Corp.			616,563	25,125
	Pfizer Inc.			843,735	24,477
	Northrop Grumman Corp.			45,751	23,937
	United Parcel Service Inc. Class B			182,376	23,444
	Gilead Sciences Inc.			294,231	23,244
	General Motors Co.			452,314	22,516
	Sempra			266,559	21,906
	Home Depot Inc.			59,008	21,745
	Medtronic plc			243,659	21,583
	Alphabet Inc. Class A			126,803	20,717
	General Dynamics Corp.			66,514	19,912
	Coterra Energy Inc.			746,687	18,167
	Union Pacific Corp.			69,702	17,850
	Diamondback Energy Inc.			90,317	17,622
	Visa Inc. Class A			61,675	17,045
	Colgate-Palmolive Co.			159,474	16,984
	Kenvue Inc.			756,211	16,599
	EQT Corp.			494,318	16,565
	Exelon Corp.			430,371	16,393
	Marsh & McLennan Cos. Inc.			67,010	15,245
	Walt Disney Co.			160,784	14,532
	PNC Financial Services Group Inc.			75,803	14,030
	LyondellBasell Industries NV Class A			138,174	13,638
	Honeywell International Inc.			62,812	13,059
	BlackRock Inc.			13,946	12,577
	TJX Cos. Inc.			58,017	6,804
	Intel Corp.			192,624	4,245
	Caterpillar Inc.			9,947	3,542
					897,061
Total Common Stocks (Cost $1,279,918)					1,686,323
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.0%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	3	3
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	798	749
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,729	1,586
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	59	58
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	406	379
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,019	894
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	661	646
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,175	990
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,853	1,618
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–9/15/54	1,005	910
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	2,553	2,377
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,648	1,575
2

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae II Pool	4.500%	3/20/53	4,142	4,056
[1,3]	Ginnie Mae II Pool	5.000%	9/15/54–10/15/54	2,585	2,577
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,375	2,106
[1]	Ginnie Mae REMICS	2.750%	9/20/44	46	44
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	8,908	7,414
[1,2]	UMBS Pool	2.500%	1/1/52	3,705	3,180
[1,2,3]	UMBS Pool	3.000%	6/1/51–9/25/54	7,411	6,600
[1,2]	UMBS Pool	3.500%	7/1/51–4/1/52	2,466	2,289
[1,2,3]	UMBS Pool	4.000%	3/1/46–9/25/54	4,498	4,301
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	4,547	4,491
[1,2,3]	UMBS Pool	5.000%	11/1/43–9/25/54	10,142	10,102
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	10,918	11,015
[1,2,3]	UMBS Pool	6.000%	2/1/53–9/25/54	17,617	17,992
[4,5]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,497
	United States Treasury Note/Bond	2.375%	2/15/42	288	220
	United States Treasury Note/Bond	3.750%	8/15/27–12/31/30	1,982	1,978
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	4,773	4,510
	United States Treasury Note/Bond	4.000%	2/29/28–7/31/29	3,854	3,896
[3]	United States Treasury Note/Bond	4.125%	2/15/27–8/15/53	3,408	3,451
	United States Treasury Note/Bond	4.250%	3/15/27–8/15/54	6,837	6,869
[5]	United States Treasury Note/Bond	4.375%	7/31/26–8/15/43	9,715	9,829
[5]	United States Treasury Note/Bond	4.500%	5/15/27–2/15/44	3,753	3,841
	United States Treasury Note/Bond	4.625%	6/30/26–5/15/54	24,544	25,451
	United States Treasury Note/Bond	4.750%	11/15/43	3,588	3,804
Total U.S. Government and Agency Obligations (Cost $152,642)					154,298
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	102	98
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	147	136
United States (0.9%)
[1,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	15	15
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,184
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.748%	10/15/36	1,290	1,269
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	142	130
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	351
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	970
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	460
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.899%	10/25/41	223	224
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	2,051	2,089
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,411
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	101	97
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,168	1,097
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,349
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,433	1,456
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	2,015	1,841
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	378
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,900
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	37	36
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	2,232	2,237
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,431	1,440
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	1,275	1,276
					22,210
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $22,257)					22,444
Corporate Bonds (19.5%)
Australia (0.5%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	3,012
[6]	Glencore Funding LLC	5.371%	4/4/29	1,115	1,139
[6]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,879
[6]	Glencore Funding LLC	6.500%	10/6/33	689	744
[6]	Glencore Funding LLC	5.634%	4/4/34	950	967
[6]	Glencore Funding LLC	5.893%	4/4/54	630	631
					11,372
Belgium (0.3%)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	640
3

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,025	2,085
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	27	25
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	876
[8]	Crelan SA	5.250%	1/23/32	1,600	1,878
[1,8]	Crelan SA	5.375%	4/30/35	1,900	2,171
					7,675
Canada (0.8%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	2,020	2,063
[6]	Constellation Software Inc.	5.158%	2/16/29	310	318
[6]	Constellation Software Inc.	5.461%	2/16/34	4,959	5,121
[9]	Emera Inc.	4.838%	5/2/30	3,000	2,255
	Emera US Finance LP	2.639%	6/15/31	1,365	1,172
	Emera US Finance LP	4.750%	6/15/46	1,853	1,601
[9]	Enbridge Inc.	6.100%	11/9/32	3,388	2,757
	Fortis Inc.	3.055%	10/4/26	853	823
[9]	Rogers Communications Inc.	3.250%	5/1/29	5,711	4,030
	TransCanada PipeLines Ltd.	4.875%	1/15/26	335	335
					20,475
Denmark (0.6%)
[6]	Danske Bank A/S	6.466%	1/9/26	3,193	3,204
[6]	Danske Bank A/S	1.621%	9/11/26	1,320	1,273
[6]	Danske Bank A/S	6.259%	9/22/26	200	203
[1,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,768
[6]	Danske Bank A/S	5.705%	3/1/30	725	748
[1,8]	Danske Bank A/S	4.625%	5/14/34	1,385	1,573
[1,8]	Jyske Bank A/S	4.125%	9/6/30	2,860	3,216
[1,8]	Jyske Bank A/S	5.125%	5/1/35	2,825	3,257
					15,242
France (1.0%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,546
[1,8]	BNP Paribas SA	0.125%	9/4/26	600	625
[6]	BNP Paribas SA	5.335%	6/12/29	3,132	3,202
[1,8]	BNP Paribas SA	4.250%	4/13/31	800	911
[6]	BNP Paribas SA	5.894%	12/5/34	1,635	1,738
[6]	BPCE SA	3.250%	1/11/28	525	500
[6]	BPCE SA	5.281%	5/30/29	680	695
[6]	BPCE SA	2.277%	1/20/32	1,100	919
[1,8]	BPCE SA	1.750%	2/2/34	2,900	2,907
[6]	BPCE SA	5.936%	5/30/35	465	480
[8]	BPCE SFH SA	3.000%	10/17/29	2,800	3,112
[1,8]	Carmila SA	5.500%	10/9/28	1,600	1,882
[1,8]	Credit Agricole SA	3.875%	11/28/34	1,000	1,145
[6]	Danone SA	2.947%	11/2/26	555	537
[1,8]	Engie SA	0.375%	6/11/27	2,300	2,362
[1,8]	Engie SA	2.000%	9/28/37	1,300	1,163
[6]	WEA Finance LLC	2.875%	1/15/27	215	204
[6]	WEA Finance LLC	3.500%	6/15/29	475	440
					26,368
Germany (0.6%)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	583
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	188
[8]	Deutsche Bank AG	5.000%	9/5/30	1,700	1,967
[1,8]	Deutsche Bank AG	4.500%	7/12/35	1,200	1,352
[1,10]	E.ON International Finance BV	6.250%	6/3/30	675	943
[1,10]	E.ON International Finance BV	6.375%	6/7/32	2,112	2,992
[1,8]	Eurogrid GmbH	3.279%	9/5/31	2,700	2,935
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	3,900	3,815
					14,775
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	707	676
Italy (0.7%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	3,270	3,390
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	2,390	2,688
[1,8]	Banco BPM SpA	0.750%	3/15/27	2,950	3,075
[1,8]	BPER Banca SpA	3.750%	10/22/28	4,100	4,669
[1,8]	Credit Agricole Italia SpA	1.000%	9/30/31	300	289
[6]	Eni SpA	5.950%	5/15/54	850	871
4

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	2,750	3,107
[8]	Mediobanca Banca di Credito Finanziario SpA	2.375%	6/30/27	450	488
					18,577
Japan (0.2%)
[6]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,120
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,930
					5,050
Luxembourg (0.1%)
[1,8]	P3 Group Sarl	1.625%	1/26/29	3,570	3,585
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	264
	America Movil SAB de CV	6.375%	3/1/35	385	427
					691
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,990	1,985
[6]	Aker BP ASA	3.750%	1/15/30	3,901	3,690
[6]	Aker BP ASA	4.000%	1/15/31	2,335	2,189
					7,864
Saudi Arabia (0.2%)
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	1,330	1,371
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	2,265	2,320
					3,691
South Africa (0.1%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	1,375	1,605
Spain (0.4%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,356
[1]	Banco Santander SA	5.365%	7/15/28	1,600	1,628
[1,8]	CaixaBank SA	4.125%	2/9/32	1,200	1,354
[1,8]	CaixaBank SA	5.125%	7/19/34	1,600	1,918
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	600	672
					9,928
Switzerland (0.5%)
[8]	Sika Capital BV	1.500%	4/29/31	2,525	2,494
	UBS AG	7.500%	2/15/28	4,023	4,389
	UBS AG	5.650%	9/11/28	1,558	1,621
[1,8]	UBS Group AG	4.750%	3/17/32	2,690	3,154
[6]	UBS Group AG	6.301%	9/22/34	1,720	1,855
					13,513
United Arab Emirates (0.1%)
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,068	3,584
United Kingdom (1.5%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,189
[6]	Ashtead Capital Inc.	5.500%	8/11/32	600	606
[6]	Ashtead Capital Inc.	5.550%	5/30/33	385	389
[6]	Ashtead Capital Inc.	5.950%	10/15/33	630	653
[6]	Ashtead Capital Inc.	5.800%	4/15/34	815	839
	AstraZeneca plc	4.000%	1/17/29	831	824
[6]	BAE Systems plc	5.250%	3/26/31	580	597
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,415
[1,8]	British Telecommunications plc	3.875%	1/20/34	4,900	5,500
[8]	BUPA Finance plc	5.000%	10/12/30	3,815	4,472
[10]	Grainger plc	3.000%	7/3/30	3,610	4,091
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	1,805	2,150
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	999
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	733
[1,8]	National Grid plc	0.163%	1/20/28	1,700	1,691
[1,8]	National Grid plc	3.875%	1/16/29	2,125	2,395
[8]	Nationwide Building Society	3.625%	3/15/28	295	334
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,940	2,154
	Smith & Nephew plc	5.400%	3/20/34	2,205	2,251
[1,10]	United Utilities Water Finance plc	2.625%	2/12/31	2,525	2,860
[1,10]	United Utilities Water Finance plc	5.750%	5/28/51	1,500	1,914
					39,056
5

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States (11.6%)
[1]	Alabama Power Co.	4.300%	7/15/48	281	242
[6]	Alcon Finance Corp.	3.000%	9/23/29	5,946	5,521
[6]	Alcon Finance Corp.	5.750%	12/6/52	200	210
	American Express Co.	6.489%	10/30/31	72	79
	American Express Co.	5.043%	5/1/34	3,458	3,494
	American International Group Inc.	3.400%	6/30/30	1,078	1,006
[8]	American Medical Systems Europe BV	3.500%	3/8/32	1,300	1,438
[6]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	1,019
	AT&T Inc.	3.500%	6/1/41	1,052	840
	AT&T Inc.	4.300%	12/15/42	1,604	1,393
	AT&T Inc.	4.750%	5/15/46	3,960	3,580
[6]	Athene Global Funding	1.450%	1/8/26	2,913	2,783
[6]	Athene Global Funding	5.349%	7/9/27	2,585	2,628
[6]	Athene Global Funding	2.500%	3/24/28	2,813	2,581
[6]	Athene Global Funding	5.583%	1/9/29	3,959	4,071
[6]	Aviation Capital Group LLC	5.375%	7/15/29	6,315	6,391
	Bank of America Corp.	2.482%	9/21/36	3,947	3,279
	Bank of America Corp.	3.311%	4/22/42	1,211	957
[12]	Berkshire Hathaway Inc.	0.170%	9/13/24	510,000	3,488
[8]	Booking Holdings Inc.	4.500%	11/15/31	285	337
[8]	Booking Holdings Inc.	4.125%	5/12/33	1,750	2,013
[6]	Boston Gas Co.	3.001%	8/1/29	143	131
	BP Capital Markets America Inc.	4.812%	2/13/33	615	615
	BP Capital Markets America Inc.	5.227%	11/17/34	1,535	1,581
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	996
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	2,717	2,785
	Brixmor Operating Partnership LP	2.500%	8/16/31	886	755
	Broadcom Inc.	5.050%	7/12/29	1,110	1,131
[6]	Broadcom Inc.	3.469%	4/15/34	6,765	5,978
	Capital One Financial Corp.	7.149%	10/29/27	6,284	6,590
	Capital One Financial Corp.	5.700%	2/1/30	270	278
	Capital One Financial Corp.	6.051%	2/1/35	1,043	1,083
	Capital One Financial Corp.	5.884%	7/26/35	2,069	2,122
[8]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,176
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	690	704
	Charter Communications Operating LLC	4.200%	3/15/28	6,901	6,683
	Charter Communications Operating LLC	2.250%	1/15/29	215	190
	Charter Communications Operating LLC	5.050%	3/30/29	655	649
	Charter Communications Operating LLC	6.384%	10/23/35	391	396
	Charter Communications Operating LLC	3.700%	4/1/51	672	429
	Cheniere Energy Partners LP	4.000%	3/1/31	3,915	3,695
	Citizens Financial Group Inc.	5.841%	1/23/30	615	632
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	326
[6]	CNO Global Funding	5.875%	6/4/27	1,930	1,977
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	2,731	2,818
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	795	828
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	455	464
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	503
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,810	1,969
[8]	Comcast Corp.	0.000%	9/14/26	3,225	3,352
	Comcast Corp.	3.250%	11/1/39	726	582
	Comcast Corp.	4.000%	3/1/48	44	36
	Comcast Corp.	3.999%	11/1/49	132	108
	Comcast Corp.	2.887%	11/1/51	1,560	1,023
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	1,595	1,014
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	21	13
	Commonwealth Edison Co.	3.650%	6/15/46	39	31
	Commonwealth Edison Co.	4.000%	3/1/48	270	222
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	92
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	285
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	142
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	2,078
[6]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,248
	Cousins Properties LP	5.875%	10/1/34	2,800	2,815
[6]	Cox Communications Inc.	4.800%	2/1/35	100	94
	CVS Health Corp.	2.875%	6/1/26	1,602	1,554
	CVS Health Corp.	4.300%	3/25/28	124	122
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.125%	4/1/40	259	217
	CVS Health Corp.	5.050%	3/25/48	138	122
	Dignity Health	3.812%	11/1/24	594	592
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	267
	Dominion Energy Inc.	5.375%	11/15/32	3,141	3,236
[1]	Dominion Energy Inc.	4.900%	8/1/41	807	743
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	388
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	172	191
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	124	128
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	304
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	209
	Duke Energy Corp.	5.000%	8/15/52	2,203	2,023
	Eaton Corp.	4.700%	8/23/52	160	150
	Energy Transfer LP	6.000%	6/15/48	2,761	2,786
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	165	160
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,123	1,057
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	829
[6]	ERAC USA Finance LLC	5.200%	10/30/34	1,315	1,346
	Extra Space Storage LP	5.500%	7/1/30	2,140	2,221
	Extra Space Storage LP	5.900%	1/15/31	620	652
[1]	FirstEnergy Corp.	3.900%	7/15/27	1,610	1,579
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	65	65
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,688
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	88	90
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	229	219
	Florida Power & Light Co.	5.050%	4/1/28	270	277
[8]	Fortive Corp.	3.700%	8/15/29	3,515	3,918
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	420	432
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	1,940	2,002
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	4,146	4,262
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	1,812	1,876
[6]	GA Global Funding Trust	5.500%	1/8/29	6,029	6,188
	Georgia Power Co.	4.300%	3/15/42	3,827	3,383
	Georgia Power Co.	5.125%	5/15/52	478	466
	GLP Capital LP	6.750%	12/1/33	3,418	3,721
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,985	1,886
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	466
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	77	74
	HCA Inc.	5.450%	4/1/31	625	641
	Healthpeak OP LLC	3.500%	7/15/29	369	351
	HEICO Corp.	5.350%	8/1/33	4,115	4,228
	Home Depot Inc.	3.300%	4/15/40	2,411	1,973
[6]	Hyundai Capital America	6.250%	11/3/25	6,046	6,136
	Icon Investments Six DAC	5.849%	5/8/29	425	444
	Icon Investments Six DAC	6.000%	5/8/34	2,888	3,042
	Intel Corp.	5.600%	2/21/54	1,083	1,026
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,943
	Intercontinental Exchange Inc.	4.950%	6/15/52	391	381
	International Business Machines Corp.	3.300%	5/15/26	550	540
[6]	ITC Holdings Corp.	4.950%	9/22/27	584	590
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,421
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	900
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	911
	Kenvue Inc.	5.050%	3/22/53	1,741	1,735
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	440	422
	LKQ Corp.	5.750%	6/15/28	578	595
	LKQ Corp.	6.250%	6/15/33	557	586
[8]	LKQ Dutch Bond BV	4.125%	3/13/31	2,725	3,044
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,773
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	435
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	133
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,321
[6]	Met Tower Global Funding	5.250%	4/12/29	770	795
[1]	Morgan Stanley	3.125%	7/27/26	2,037	1,986
[1]	Morgan Stanley	3.772%	1/24/29	628	612
[8]	Morgan Stanley	0.497%	2/7/31	1,495	1,407
[1]	Morgan Stanley	2.511%	10/20/32	5,120	4,388
	Morgan Stanley	5.466%	1/18/35	200	206
	Morgan Stanley	5.948%	1/19/38	1,578	1,634
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	2,035	2,187
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.950%	8/15/53	215	230
	Nasdaq Inc.	6.100%	6/28/63	198	214
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	804	811
	NiSource Inc.	5.250%	3/30/28	534	546
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	201
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	29
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	184	191
	Oglethorpe Power Corp.	5.050%	10/1/48	177	163
	Oracle Corp.	3.650%	3/25/41	1,345	1,074
	Oracle Corp.	4.500%	7/8/44	981	851
	Oracle Corp.	3.600%	4/1/50	305	223
	Oracle Corp.	3.950%	3/25/51	1,129	872
	Oracle Corp.	5.550%	2/6/53	1,664	1,649
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,473	1,518
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,453	2,127
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,898	3,173
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	178
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	2,370	2,454
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	796
[6]	Pricoa Global Funding I	4.650%	8/27/31	755	754
	Progressive Corp.	3.950%	3/26/50	1,336	1,099
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,535
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	3,096	3,124
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,040	1,070
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,276
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	1,071	1,112
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,375	1,411
	Public Service Enterprise Group Inc.	5.450%	4/1/34	780	802
[8]	Realty Income Corp.	4.875%	7/6/30	5,610	6,547
[6]	RGA Global Funding	5.448%	5/24/29	1,400	1,443
	Royalty Pharma plc	3.300%	9/2/40	2,790	2,119
[6]	SBA Tower Trust	1.884%	1/15/26	245	234
[6]	SBA Tower Trust	1.631%	11/15/26	2,265	2,100
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	288	253
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	127
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	67
	Shell International Finance BV	4.000%	5/10/46	330	277
	Shell International Finance BV	3.000%	11/26/51	1,338	918
[1]	Southern California Edison Co.	3.700%	8/1/25	30	30
[1]	Southern California Edison Co.	2.950%	2/1/51	870	577
	Southern California Edison Co.	5.875%	12/1/53	894	938
	Southern Co.	4.400%	7/1/46	7	6
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	710	750
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	316
[1]	Sutter Health	2.294%	8/15/30	190	168
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,099
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,396	1,387
	Toledo Hospital	5.750%	11/15/38	205	208
	Tyson Foods Inc.	5.700%	3/15/34	3,069	3,190
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	34	34
	UnitedHealth Group Inc.	3.850%	6/15/28	903	892
	UnitedHealth Group Inc.	2.000%	5/15/30	264	233
	UnitedHealth Group Inc.	5.500%	7/15/44	640	659
	UnitedHealth Group Inc.	4.200%	1/15/47	72	62
	UnitedHealth Group Inc.	4.750%	5/15/52	99	92
	UnitedHealth Group Inc.	5.050%	4/15/53	1,809	1,751
	UnitedHealth Group Inc.	5.625%	7/15/54	1,178	1,230
	UnitedHealth Group Inc.	5.750%	7/15/64	915	960
	Verizon Communications Inc.	2.875%	11/20/50	250	165
	Verizon Communications Inc.	3.000%	11/20/60	260	163
[6]	VICI Properties LP	4.250%	12/1/26	6,101	6,015
[1,9]	Walt Disney Co.	3.057%	3/30/27	2,350	1,702
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	625	454
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,278
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	439
	Wells Fargo & Co.	5.389%	4/24/34	1,000	1,024
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,868
	Welltower OP LLC	4.125%	3/15/29	3,840	3,768
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	3,870	4,032
[6]	Whistler Pipeline LLC	5.400%	9/30/29	400	406
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Whistler Pipeline LLC	5.700%	9/30/31	1,340	1,370
[8]	WP Carey Inc.	4.250%	7/23/32	3,600	4,040
					298,541
Total Corporate Bonds (Cost $492,683)					502,268
Sovereign Bonds (3.7%)
Australia (0.2%)
[1,13]	Commonwealth of Australia	2.750%	11/21/27	135	89
[1,13]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,605
[1,13]	Commonwealth of Australia	1.000%	11/21/31	1,401	778
[1,13]	Commonwealth of Australia	4.500%	4/21/33	582	409
					3,881
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	175
[1,6]	Bermuda	3.375%	8/20/50	200	145
					320
Bulgaria (0.1%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	2,320	2,701
Canada (0.7%)
[9]	Canadian Government Bond	0.750%	10/1/24	1,395	1,032
[9]	Canadian Government Bond	3.250%	12/1/33	1,652	1,237
[9]	Canadian Government Bond	3.000%	6/1/34	2,368	1,734
[9]	Canadian Government Bond	3.500%	12/1/45	693	532
[9]	Canadian Government Bond	2.000%	12/1/51	250	143
[9]	Canadian Government Bond	1.750%	12/1/53	634	337
[9]	Canadian Government Bond	2.750%	12/1/55	507	338
[9]	City of Montreal	3.150%	12/1/36	750	497
[9]	City of Montreal	3.500%	12/1/38	410	276
[9]	City of Montreal	2.400%	12/1/41	1,000	558
[9]	City of Toronto	3.200%	8/1/48	1,000	599
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,714
[1,13]	Province of British Columbia	5.250%	5/23/34	6,850	4,762
[9]	Province of Ontario	2.900%	6/2/28	1,910	1,399
[1,11]	Province of Ontario	0.250%	6/28/29	985	1,120
[9]	Regional Municipality of York	2.150%	6/22/31	800	541
					16,819
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	625
France (0.1%)
[1,6,8]	French Republic	3.000%	11/25/34	3,470	3,828
Germany (0.9%)
[1,8]	Federal Republic of Germany	3.100%	12/12/25	6,350	7,060
[8]	Federal Republic of Germany	2.900%	6/18/26	3,760	4,188
[8]	Federal Republic of Germany	6.250%	1/4/30	135	179
[8]	Federal Republic of Germany	2.200%	2/15/34	8,800	9,659
[8]	Federal Republic of Germany	2.500%	8/15/54	2,685	2,937
					24,023
Israel (0.1%)
	State of Israel	5.375%	3/12/29	2,245	2,263
	State of Israel	5.500%	3/12/34	299	298
					2,561
Japan (0.6%)
[1,12]	Japan	0.600%	6/20/29	1,019,250	7,000
[1,12]	Japan	1.100%	6/20/34	600,950	4,180
[1,12]	Japan	1.100%	6/20/43	276,400	1,712
[1,12]	Japan	1.300%	12/20/43	78,350	499
[1,12]	Japan	0.700%	6/20/51	117,800	583
[1,12]	Japan	0.700%	9/20/51	87,500	431
[1,12]	Japan	1.200%	6/20/53	72,900	402
					14,807
Mexico (0.1%)
[1]	United Mexican States	6.400%	5/7/54	2,275	2,252
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,701	1,648
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/48	255	260
[1,6]	State of Qatar	4.400%	4/16/50	780	718
					978
Saudi Arabia (0.2%)
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	707
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,580	1,614
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	649
[1,6]	Saudi Arabian Oil Co.	5.250%	7/17/34	2,125	2,164
					5,134
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,045
Supranational (0.5%)
[1,8]	European Union	0.000%	7/4/35	1,740	1,414
[1,8]	European Union	0.200%	6/4/36	2,705	2,189
[1,8]	European Union	4.000%	4/4/44	1,410	1,710
[1,8]	European Union	2.625%	2/4/48	6,155	6,074
[1,8]	European Union	3.000%	3/4/53	305	315
					11,702
United Kingdom (0.1%)
[10]	United Kingdom	3.250%	1/22/44	860	951
[10]	United Kingdom	0.625%	10/22/50	2,145	1,162
					2,113
Total Sovereign Bonds (Cost $95,669)					94,437
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	93
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	339	386
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	74
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	48
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	70	65
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	906	1,021
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	115	106
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	242
	Illinois GO	5.100%	6/1/33	3,544	3,565
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	344
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	220	222
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	149
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	190
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	902
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	691
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,227
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	204
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	951	976
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	769
Total Taxable Municipal Bonds (Cost $12,924)					12,289
10

Global Wellington Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[17]	Vanguard Market Liquidity Fund (Cost $81,464)	5.373%	814,896	81,481
Total Investments (99.2%) (Cost $2,137,557)				2,553,540
Other Assets and Liabilities—Net (0.8%)				20,071
Net Assets (100%)				2,573,611
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
4	Securities with a value of $522,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $4,546,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $177,286,000, representing 6.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
11

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2024	(169)	(19,847)	168

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/30/24	EUR	10,870	USD	12,139	—	(109)
JPMorgan Chase Bank, N.A.	9/30/24	USD	11,527	AUD	17,012	4	—
JPMorgan Chase Bank, N.A.	9/27/24	USD	22,873	CAD	30,831	—	(21)
JPMorgan Chase Bank, N.A.	9/27/24	AUD	900	CAD	822	—	(1)
Bank of America, N.A.	9/30/24	USD	5,104	CHF	4,314	14	—
JPMorgan Chase Bank, N.A.	9/30/24	USD	187,076	EUR	167,267	1,959	—
JPMorgan Chase Bank, N.A.	9/30/24	GBP	2,921	EUR	3,451	18	—
Goldman Sachs International	9/30/24	USD	846	EUR	763	1	—
JPMorgan Chase Bank, N.A.	9/30/24	USD	28,353	GBP	21,449	177	—
Bank of America, N.A.	9/30/24	USD	17,073	JPY	2,451,273	242	—
JPMorgan Chase Bank, N.A.	9/30/24	AUD	3,776	JPY	366,900	38	—
JPMorgan Chase Bank, N.A.	9/30/24	GBP	1,169	JPY	221,271	16	—
JPMorgan Chase Bank, N.A.	9/30/24	USD	3	SEK	30	—	—
						2,469	(131)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellington Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,056,093)	2,472,059
Affiliated Issuers (Cost $81,464)	81,481
Total Investments in Securities	2,553,540
Investment in Vanguard	71
Cash	28
Foreign Currency, at Value (Cost $6,134)	6,140
Receivables for Investment Securities Sold	9,332
Receivables for Accrued Income	15,717
Receivables for Capital Shares Issued	1,645
Variation Margin Receivable—Futures Contracts	74
Unrealized Appreciation—Forward Currency Contracts	2,469
Total Assets	2,589,016
Liabilities
Payables for Investment Securities Purchased	13,253
Payables for Capital Shares Redeemed	563
Payables to Investment Advisor	1,142
Payables to Vanguard	316
Unrealized Depreciation—Forward Currency Contracts	131
Total Liabilities	15,405
Net Assets	2,573,611
At August 31, 2024, net assets consisted of:

Paid-in Capital	2,075,791
Total Distributable Earnings (Loss)	497,820
Net Assets	2,573,611

Investor Shares—Net Assets
Applicable to 10,593,593 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	290,765
Net Asset Value Per Share—Investor Shares	$27.45

Admiral Shares—Net Assets
Applicable to 66,527,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,282,846
Net Asset Value Per Share—Admiral Shares	$34.31
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellington Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	43,719
Interest[2]	36,340
Securities Lending—Net	5
Total Income	80,064
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,444
Performance Adjustment	681
The Vanguard Group—Note C
Management and Administrative—Investor Shares	755
Management and Administrative—Admiral Shares	3,247
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	93
Custodian Fees	68
Auditing Fees	39
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	2
Other Expenses	76
Total Expenses	8,467
Expenses Paid Indirectly	(7)
Net Expenses	8,460
Net Investment Income	71,604
Realized Net Gain (Loss)
Investment Securities Sold[2]	92,725
Futures Contracts	(360)
Forward Currency Contracts	(4,172)
Foreign Currencies	18
Realized Net Gain (Loss)	88,211
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	202,431
Futures Contracts	379
Forward Currency Contracts	2,175
Foreign Currencies	141
Change in Unrealized Appreciation (Depreciation)	205,126
Net Increase (Decrease) in Net Assets Resulting from Operations	364,941
1	Dividends are net of foreign withholding taxes of $1,974,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,274,000, $4,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellington Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,604	52,038
Realized Net Gain (Loss)	88,211	(18,260)
Change in Unrealized Appreciation (Depreciation)	205,126	146,443
Net Increase (Decrease) in Net Assets Resulting from Operations	364,941	180,221
Distributions
Investor Shares	(7,676)	(10,955)
Admiral Shares	(61,454)	(78,051)
Total Distributions	(69,130)	(89,006)
Capital Share Transactions
Investor Shares	11,182	9,516
Admiral Shares	259,177	117,762
Net Increase (Decrease) from Capital Share Transactions	270,359	127,278
Total Increase (Decrease)	566,170	218,493
Net Assets
Beginning of Period	2,007,441	1,788,948
End of Period	2,573,611	2,007,441
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.34	$23.18	$26.18	$22.29	$21.41
Investment Operations
Net Investment Income[1]	.758	.630	.566	.410	.430
Net Realized and Unrealized Gain (Loss) on Investments	3.087	1.659	(2.711)	3.871	.874
Total from Investment Operations	3.845	2.289	(2.145)	4.281	1.304
Distributions
Dividends from Net Investment Income	(.725)	(.560)	(.446)	(.391)	(.389)
Distributions from Realized Capital Gains	(.010)	(.569)	(.409)	—	(.035)
Total Distributions	(.735)	(1.129)	(.855)	(.391)	(.424)
Net Asset Value, End of Period	$27.45	$24.34	$23.18	$26.18	$22.29
Total Return[2]	16.07%	10.18%	-8.43%	19.36%	6.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$247	$226	$247	$181
Ratio of Total Expenses to Average Net Assets[3]	0.48%[4]	0.50%[4]	0.45%[4]	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.66%	2.26%	1.68%	2.01%
Portfolio Turnover Rate[5]	74%	93%	77%	68%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, (0.01%), (0.03%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%, 0.50% and 0.44%.
5	Includes 2%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.43	$28.98	$32.74	$27.87	$26.76
Investment Operations
Net Investment Income[1]	.989	.827	.750	.554	.564
Net Realized and Unrealized Gain (Loss) on Investments	3.851	2.072	(3.398)	4.842	1.104
Total from Investment Operations	4.840	2.899	(2.648)	5.396	1.668
Distributions
Dividends from Net Investment Income	(.947)	(.738)	(.601)	(.526)	(.514)
Distributions from Realized Capital Gains	(.013)	(.711)	(.511)	—	(.044)
Total Distributions	(.960)	(1.449)	(1.112)	(.526)	(.558)
Net Asset Value, End of Period	$34.31	$30.43	$28.98	$32.74	$27.87
Total Return[2]	16.20%	10.32%	-8.33%	19.53%	6.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,283	$1,761	$1,563	$1,577	$1,129
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4]	0.37%[4]	0.32%[4]	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.10%	2.79%	2.39%	1.81%	2.11%
Portfolio Turnover Rate[5]	74%	93%	77%	68%	58%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, (0.01%), (0.03%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%, 0.37% and 0.32%.
5	Includes 2%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
18

Global Wellington Fund
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2024, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
19

Global Wellington Fund
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the year ended August 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net increase of $681,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $71,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

Global Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	897,061	—	—	897,061
Common Stocks—Other	102,244	687,018	—	789,262
U.S. Government and Agency Obligations	—	154,298	—	154,298
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,444	—	22,444
Corporate Bonds	—	502,268	—	502,268
Sovereign Bonds	—	94,437	—	94,437
Taxable Municipal Bonds	—	12,289	—	12,289
Temporary Cash Investments	81,481	—	—	81,481
Total	1,080,786	1,472,754	—	2,553,540

Derivative Financial Instruments
Assets
Futures Contracts[1]	168	—	—	168
Forward Currency Contracts	—	2,469	—	2,469
Total	168	2,469	—	2,637
Liabilities
Forward Currency Contracts	—	(131)	—	(131)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At August 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	168	—	168
Unrealized Appreciation—Forward Currency Contracts	—	2,469	2,469
Total Assets	168	2,469	2,637

Unrealized Depreciation—Forward Currency Contracts	—	(131)	(131)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(360)	—	(360)
Forward Currency Contracts	—	(4,172)	(4,172)
Realized Net Gain (Loss) on Derivatives	(360)	(4,172)	(4,532)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	379	—	379
Forward Currency Contracts	—	2,175	2,175
Change in Unrealized Appreciation (Depreciation) on Derivatives	379	2,175	2,554
21

Global Wellington Fund
G.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,370
Total Distributable Earnings (Loss)	(3,370)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,519
Undistributed Long-Term Gains	67,760
Net Unrealized Gains (Losses)	412,541
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	497,820
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	68,174	46,097
Long-Term Capital Gains	956	42,909
Total	69,130	89,006
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,141,244
Gross Unrealized Appreciation	459,206
Gross Unrealized Depreciation	(46,910)
Net Unrealized Appreciation (Depreciation)	412,296
H.  During the year ended August 31, 2024, the fund purchased $1,356,565,000 of investment securities and sold $1,139,853,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $543,866,000 and $524,887,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $0 and sales were $139,000, resulting in net realized loss of $32,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
22

Global Wellington Fund
I.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	82,039	3,231	60,560	2,543
Issued in Lieu of Cash Distributions	6,839	269	9,722	418
Redeemed	(77,696)	(3,048)	(60,766)	(2,570)
Net Increase (Decrease)—Investor Shares	11,182	452	9,516	391
Admiral Shares
Issued	576,099	18,669	365,250	12,306
Issued in Lieu of Cash Distributions	53,559	1,686	68,549	2,361
Redeemed	(370,481)	(11,685)	(316,037)	(10,739)
Net Increase (Decrease)—Admiral Shares	259,177	8,670	117,762	3,928
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellington Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellington Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
For corporate shareholders, 25.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $36,564,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $3,420,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,100,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 54.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $196,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q15670 102024
25

Financial Statements
For the year ended August 31, 2024
Vanguard Global Wellesley® Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Global Wellesley Income Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (38.1%)
Australia (0.7%)
Rio Tinto plc	61,323	3,866
Canada (2.3%)
Royal Bank of Canada	43,563	5,268
Bank of Nova Scotia	91,626	4,574
Enbridge Inc.	72,439	2,914
		12,756
France (4.1%)
TotalEnergies SE	95,142	6,545
Engie SA	265,594	4,678
Bureau Veritas SA	140,737	4,633
AXA SA	103,422	3,936
Pernod Ricard SA	21,125	3,008
		22,800
Hong Kong (0.7%)
AIA Group Ltd.	544,400	3,834
India (0.5%)
HDFC Bank Ltd. ADR	48,916	2,989
Italy (1.0%)
FinecoBank Banca Fineco SpA	311,955	5,352
Japan (2.4%)
Isuzu Motors Ltd.	250,772	3,807
Tokio Marine Holdings Inc.	93,317	3,551
KDDI Corp.	98,436	3,321
Mitsubishi UFJ Financial Group Inc.	262,609	2,771
		13,450
Netherlands (0.6%)
Koninklijke KPN NV	762,684	3,115
Norway (1.4%)
Equinor ASA	141,422	3,795
DNB Bank ASA	172,120	3,636
		7,431
Spain (0.6%)
Industria de Diseno Textil SA	64,445	3,491
Switzerland (1.8%)
Novartis AG (Registered)	47,155	5,697
UBS Group AG (Registered)	131,643	4,057
		9,754
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	140,500	4,160
United Kingdom (5.1%)
AstraZeneca plc	38,376	6,726
BAE Systems plc	314,069	5,647
National Grid plc	359,113	4,730
Unilever plc	70,468	4,568
HSBC Holdings plc	408,914	3,595
Reckitt Benckiser Group plc	51,725	2,976
		28,242
United States (16.1%)
Philip Morris International Inc.	59,570	7,344
Ares Management Corp. Class A	35,494	5,196
1

Global Wellesley Income Fund
				Shares	Market Value• ($000)
	Elevance Health Inc.			8,393	4,674
	Duke Energy Corp.			40,615	4,628
	Texas Instruments Inc.			21,093	4,521
	Cisco Systems Inc.			88,795	4,488
	Merck & Co. Inc.			36,966	4,379
	Johnson & Johnson			26,232	4,351
	Sempra			52,290	4,297
	Crown Castle Inc.			36,758	4,118
	Lockheed Martin Corp.			7,229	4,107
	Deere & Co.			10,533	4,063
	Bank of America Corp.			93,545	3,812
	Pfizer Inc.			130,137	3,775
	Microsoft Corp.			8,185	3,414
	Home Depot Inc.			9,151	3,372
	Darden Restaurants Inc.			20,869	3,300
	Atmos Energy Corp.			24,765	3,238
	Coterra Energy Inc.			130,610	3,178
	Edison International			36,053	3,138
	UnitedHealth Group Inc.			5,208	3,074
	LKQ Corp.			55,388	2,303
					88,770
Total Common Stocks (Cost $154,614)					210,010
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.9%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	3	3
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	465	437
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	49	48
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	70	68
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	478	446
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	571	501
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	360	352
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	698	588
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,080	945
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–9/15/54	509	461
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	1,272	1,185
[1]	Ginnie Mae II Pool	4.000%	8/20/52	775	740
[1]	Ginnie Mae II Pool	4.500%	3/20/53	887	869
[1]	Ginnie Mae II Pool	5.000%	9/20/52	579	578
[1]	Ginnie Mae REMICS	2.500%	10/20/49	1,173	1,040
[1]	Ginnie Mae REMICS	2.750%	9/20/44	55	53
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	4,405	3,672
[1,2]	UMBS Pool	2.500%	1/1/52	1,366	1,173
[1,2,3]	UMBS Pool	3.000%	10/1/51–9/25/54	3,517	3,130
[1,2]	UMBS Pool	3.500%	7/1/51	613	570
[1,2,3]	UMBS Pool	4.000%	3/1/46–9/25/54	1,829	1,750
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	1,912	1,895
[1,2,3]	UMBS Pool	5.000%	11/1/43–9/25/54	2,777	2,770
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	4,569	4,611
[1,2,3]	UMBS Pool	6.000%	2/1/53–9/25/54	7,038	7,187
	United States Treasury Note/Bond	1.750%	8/15/41	670	465
	United States Treasury Note/Bond	2.000%	11/15/41	578	417
	United States Treasury Note/Bond	3.375%	8/15/42	215	190
	United States Treasury Note/Bond	3.750%	8/15/27	347	346
	United States Treasury Note/Bond	3.875%	8/15/34	228	227
[4]	United States Treasury Note/Bond	4.000%	2/29/28–11/15/42	3,410	3,436
[3]	United States Treasury Note/Bond	4.125%	8/15/44	237	231
	United States Treasury Note/Bond	4.250%	9/30/24–8/15/54	2,455	2,466
	United States Treasury Note/Bond	4.375%	7/31/26–8/15/43	1,199	1,218
[4]	United States Treasury Note/Bond	4.500%	5/15/27–2/15/44	3,984	4,081
[4,5]	United States Treasury Note/Bond	4.625%	6/30/26–5/15/54	9,683	10,112
	United States Treasury Note/Bond	4.750%	11/15/43	1,676	1,776
Total U.S. Government and Agency Obligations (Cost $59,434)					60,037
2

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	102	98
United States (2.1%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	695
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.748%	10/15/36	770	758
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	132	121
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	162
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	547	509
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	244
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.899%	10/25/41	129	130
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,011	1,030
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	723
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	129	123
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	682	641
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	692
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	746	758
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	975	891
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	218
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,543	1,517
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	40	40
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,225	1,228
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	706	711
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	440	440
					11,631
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,657)					11,729
Corporate Bonds (37.1%)
Australia (0.9%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,550
[6]	Glencore Funding LLC	5.371%	4/4/29	465	475
[6]	Glencore Funding LLC	6.375%	10/6/30	2,047	2,189
[6]	Glencore Funding LLC	6.500%	10/6/33	199	215
[6]	Glencore Funding LLC	5.634%	4/4/34	385	392
[6]	Glencore Funding LLC	5.893%	4/4/54	245	245
					5,066
Belgium (0.6%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	584	561
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	358
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	746
[8]	Crelan SA	5.250%	1/23/32	700	822
[1,8]	Crelan SA	5.375%	4/30/35	800	914
					3,401
Canada (1.3%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	830	848
[6]	Constellation Software Inc.	5.158%	2/16/29	130	133
[6]	Constellation Software Inc.	5.461%	2/16/34	1,681	1,736
[9]	Emera Inc.	4.838%	5/2/30	1,560	1,173
	Emera US Finance LP	2.639%	6/15/31	570	489
	Emera US Finance LP	4.750%	6/15/46	468	404
[9]	Enbridge Inc.	6.100%	11/9/32	888	723
	Fortis Inc.	3.055%	10/4/26	625	603
[9]	Rogers Communications Inc.	3.250%	5/1/29	1,305	921
					7,030
Denmark (1.2%)
[6]	Danske Bank A/S	6.466%	1/9/26	1,550	1,555
[6]	Danske Bank A/S	1.621%	9/11/26	875	844
[1,10]	Danske Bank A/S	2.250%	1/14/28	560	688
[6]	Danske Bank A/S	5.705%	3/1/30	280	289
[1,8]	Danske Bank A/S	4.625%	5/14/34	545	619
[1,8]	Jyske Bank A/S	4.125%	9/6/30	1,135	1,276
[1,8]	Jyske Bank A/S	5.125%	5/1/35	1,125	1,297
					6,568
France (1.9%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	1,300	1,487
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	417
3

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	BNP Paribas SA	5.335%	6/12/29	1,490	1,523
[1,8]	BNP Paribas SA	4.250%	4/13/31	200	228
[6]	BNP Paribas SA	5.894%	12/5/34	635	675
[6]	BPCE SA	5.281%	5/30/29	280	286
[1,8]	BPCE SA	1.750%	2/2/34	1,200	1,203
[6]	BPCE SA	5.936%	5/30/35	250	258
[8]	BPCE SFH SA	3.000%	10/17/29	1,200	1,334
[1,8]	Carmila SA	5.500%	10/9/28	700	823
[1,8]	Credit Agricole SA	3.875%	11/28/34	200	229
[6]	Danone SA	2.947%	11/2/26	285	276
[1,8]	Engie SA	0.375%	6/11/27	800	822
[1,8]	Engie SA	2.000%	9/28/37	500	447
[6]	WEA Finance LLC	2.875%	1/15/27	95	90
[6]	WEA Finance LLC	3.500%	6/15/29	205	190
					10,288
Germany (1.2%)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	312
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	152
[8]	Deutsche Bank AG	5.000%	9/5/30	700	810
[1,8]	Deutsche Bank AG	4.500%	7/12/35	500	563
[1,10]	E.ON International Finance BV	6.250%	6/3/30	155	216
[1,10]	E.ON International Finance BV	6.375%	6/7/32	1,050	1,488
[1,8]	Eurogrid GmbH	3.279%	9/5/31	1,200	1,305
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	1,600	1,565
					6,411
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	170
Italy (1.4%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	1,325	1,374
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	980	1,102
[1,8]	Banco BPM SpA	0.750%	3/15/27	1,295	1,350
[1,8]	BPER Banca SpA	3.750%	10/22/28	1,700	1,936
[1,8]	Credit Agricole Italia SpA	1.000%	9/30/31	100	96
[6]	Eni SpA	5.950%	5/15/54	355	364
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	1,145	1,294
[8]	Mediobanca Banca di Credito Finanziario SpA	2.375%	6/30/27	185	200
					7,716
Japan (0.3%)
[6]	NTT Finance Corp.	1.162%	4/3/26	700	664
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	972
					1,636
Luxembourg (0.3%)
[1,8]	P3 Group Sarl	1.625%	1/26/29	1,530	1,536
Norway (0.5%)
[1,8]	Aker BP ASA	1.125%	5/12/29	750	748
[6]	Aker BP ASA	4.000%	1/15/31	1,900	1,781
					2,529
Saudi Arabia (0.3%)
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	525	541
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	895	917
					1,458
South Africa (0.1%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	625	729
Spain (0.7%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,899
[1]	Banco Santander SA	5.365%	7/15/28	600	610
[1,8]	CaixaBank SA	4.375%	11/29/33	400	469
[1,8]	CaixaBank SA	5.125%	7/19/34	700	839
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	200	224
					4,041
Switzerland (1.1%)
[8]	Sika Capital BV	1.500%	4/29/31	955	943
	UBS AG	7.500%	2/15/28	1,816	1,982
	UBS AG	5.650%	9/11/28	589	613
4

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	UBS Group AG	4.750%	3/17/32	1,155	1,354
[6]	UBS Group AG	6.301%	9/22/34	1,192	1,285
					6,177
United Arab Emirates (0.3%)
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,123	1,871
United Kingdom (2.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	1,018
[6]	Ashtead Capital Inc.	5.500%	8/11/32	300	303
[6]	Ashtead Capital Inc.	5.550%	5/30/33	205	207
[6]	Ashtead Capital Inc.	5.950%	10/15/33	325	337
[6]	Ashtead Capital Inc.	5.800%	4/15/34	305	314
[6]	BAE Systems plc	5.250%	3/26/31	240	247
[1,8]	British Telecommunications plc	3.875%	1/20/34	1,980	2,222
[8]	BUPA Finance plc	5.000%	10/12/30	1,670	1,957
[10]	Grainger plc	3.000%	7/3/30	1,230	1,394
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	790	941
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	554
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	255
[1,8]	National Grid plc	0.163%	1/20/28	925	920
[1,8]	National Grid plc	3.875%	1/16/29	650	733
[8]	Nationwide Building Society	3.625%	3/15/28	120	136
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	760	844
	Smith & Nephew plc	5.400%	3/20/34	920	939
[1,10]	United Utilities Water Finance plc	2.625%	2/12/31	1,000	1,133
[1,10]	United Utilities Water Finance plc	5.750%	5/28/51	600	766
					15,220
United States (22.2%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,753
	American Express Co.	5.043%	5/1/34	434	439
	American International Group Inc.	3.400%	6/30/30	1,149	1,073
[8]	American Medical Systems Europe BV	3.500%	3/8/32	540	597
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	524
	AT&T Inc.	3.500%	6/1/41	1,031	824
	AT&T Inc.	4.300%	12/15/42	972	844
	AT&T Inc.	4.750%	5/15/46	995	900
[6]	Athene Global Funding	1.450%	1/8/26	1,481	1,415
[6]	Athene Global Funding	5.349%	7/9/27	1,025	1,042
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,353
[6]	Athene Global Funding	5.583%	1/9/29	685	704
[6]	Aviation Capital Group LLC	5.375%	7/15/29	2,596	2,627
	Bank of America Corp.	5.819%	9/15/29	1,289	1,346
	Bank of America Corp.	3.311%	4/22/42	625	494
[12]	Berkshire Hathaway Inc.	0.170%	9/13/24	210,000	1,436
[8]	Booking Holdings Inc.	4.500%	11/15/31	120	142
[8]	Booking Holdings Inc.	4.125%	5/12/33	820	943
[6]	Boston Gas Co.	3.001%	8/1/29	105	96
	BP Capital Markets America Inc.	5.227%	11/17/34	505	520
	BP Capital Markets America Inc.	3.001%	3/17/52	235	159
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	977
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,117	1,145
	Broadcom Inc.	5.050%	7/12/29	440	449
[6]	Broadcom Inc.	3.469%	4/15/34	1,587	1,402
[6]	Broadcom Inc.	4.926%	5/15/37	786	768
	Capital One Financial Corp.	7.149%	10/29/27	2,752	2,886
	Capital One Financial Corp.	6.312%	6/8/29	1,101	1,152
	Capital One Financial Corp.	5.700%	2/1/30	105	108
	Capital One Financial Corp.	5.884%	7/26/35	629	645
[8]	Carrier Global Corp.	4.500%	11/29/32	810	950
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	285	291
	Charter Communications Operating LLC	4.200%	3/15/28	2,974	2,880
	Charter Communications Operating LLC	2.250%	1/15/29	65	57
	Charter Communications Operating LLC	5.050%	3/30/29	435	431
	Charter Communications Operating LLC	6.384%	10/23/35	305	309
	Charter Communications Operating LLC	3.700%	4/1/51	40	26
	Citizens Financial Group Inc.	5.841%	1/23/30	265	272
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	246
[6]	CNO Global Funding	5.875%	6/4/27	793	813
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	1,138	1,174
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	330	344
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	190	194
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	236
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	402	437
	Comcast Corp.	3.250%	11/1/39	355	285
	Comcast Corp.	4.750%	3/1/44	852	792
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.937%	11/1/56	447	284
	Comcast Corp.	2.650%	8/15/62	130	75
	Comcast Corp.	2.987%	11/1/63	4	2
	Corebridge Financial Inc.	4.350%	4/5/42	1,178	1,016
[6]	Corebridge Global Funding	5.900%	9/19/28	160	167
	Cousins Properties LP	5.875%	10/1/34	1,136	1,142
	CVS Health Corp.	2.875%	6/1/26	1,000	970
	CVS Health Corp.	4.300%	3/25/28	96	95
	Dignity Health	3.812%	11/1/24	659	656
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	86
[1]	Dominion Energy Inc.	4.900%	8/1/41	583	537
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	133
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	253
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	255
	Duke Energy Corp.	5.000%	8/15/52	906	832
	Duke Energy Progress LLC	4.200%	8/15/45	350	298
	Eaton Corp.	4.700%	8/23/52	80	75
	Energy Transfer LP	6.125%	12/15/45	567	582
	Energy Transfer LP	6.000%	6/15/48	395	399
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	97
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	565
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	516
[6]	ERAC USA Finance LLC	5.200%	10/30/34	565	578
	Extra Space Storage LP	5.500%	7/1/30	1,059	1,099
	Extra Space Storage LP	5.900%	1/15/31	225	237
[1]	FirstEnergy Corp.	3.900%	7/15/27	670	657
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	35	35
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	40	41
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	124	119
	Florida Power & Light Co.	5.050%	4/1/28	125	128
[8]	Fortive Corp.	3.700%	8/15/29	1,515	1,689
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	200	206
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	733	757
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	1,168	1,201
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	900	932
[6]	GA Global Funding Trust	5.500%	1/8/29	790	811
	Georgia Power Co.	4.300%	3/15/42	846	748
[1]	Georgia Power Co.	3.700%	1/30/50	35	27
	Georgia Power Co.	5.125%	5/15/52	700	683
	GLP Capital LP	6.750%	12/1/33	1,497	1,630
	Goldman Sachs Group Inc.	1.431%	3/9/27	655	622
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	282
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	43
	HEICO Corp.	5.350%	8/1/33	1,987	2,041
	Home Depot Inc.	3.300%	4/15/40	1,179	965
[6]	Hyundai Capital America	6.250%	11/3/25	2,648	2,687
	Icon Investments Six DAC	5.849%	5/8/29	200	209
	Icon Investments Six DAC	6.000%	5/8/34	1,163	1,225
	Intel Corp.	5.600%	2/21/54	451	427
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,765
[6]	ITC Holdings Corp.	4.950%	9/22/27	295	298
	JPMorgan Chase & Co.	4.912%	7/25/33	912	918
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	419
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	539
	Kenvue Inc.	5.050%	3/22/53	617	615
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	480
	LKQ Corp.	5.750%	6/15/28	275	283
	LKQ Corp.	6.250%	6/15/33	139	146
[8]	LKQ Dutch Bond BV	4.125%	3/13/31	1,130	1,262
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,652
	M&T Bank Corp.	7.413%	10/30/29	1,000	1,089
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	100
	Merck & Co. Inc.	5.000%	5/17/53	656	646
[6]	Met Tower Global Funding	5.250%	4/12/29	325	335
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,047
[1]	Morgan Stanley	3.772%	1/24/29	175	171
[8]	Morgan Stanley	0.497%	2/7/31	675	635
[1]	Morgan Stanley	2.511%	10/20/32	1,571	1,346
	Morgan Stanley	5.466%	1/18/35	916	944
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	845	908
	Nasdaq Inc.	5.550%	2/15/34	1,058	1,102
	Nasdaq Inc.	5.950%	8/15/53	105	112
	Nasdaq Inc.	6.100%	6/28/63	95	103
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	375	378
	NiSource Inc.	5.250%	3/30/28	255	261
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	223
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	9
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	250	259
	Oglethorpe Power Corp.	4.550%	6/1/44	20	17
	Oglethorpe Power Corp.	4.250%	4/1/46	81	65
	Oracle Corp.	3.650%	3/25/41	1,350	1,078
	Oracle Corp.	4.500%	7/8/44	480	416
	Oracle Corp.	3.600%	4/1/50	91	66
	Oracle Corp.	5.550%	2/6/53	498	493
	Pacific Gas & Electric Co.	5.800%	5/15/34	964	994
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,148	996
	Pacific Gas & Electric Co.	4.200%	6/1/41	370	301
	Pacific Gas & Electric Co.	6.750%	1/15/53	473	518
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	139
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	890	951
[6]	Pricoa Global Funding I	4.650%	8/27/31	150	150
	Progressive Corp.	3.950%	3/26/50	648	533
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	610	674
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	1,255	1,267
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	428	440
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	637
[1]	Public Service Electric & Gas Co.	5.200%	3/1/34	637	659
	Public Service Enterprise Group Inc.	5.200%	4/1/29	570	585
	Public Service Enterprise Group Inc.	5.450%	4/1/34	325	334
	QUALCOMM Inc.	4.500%	5/20/52	160	144
[8]	Realty Income Corp.	4.875%	7/6/30	2,390	2,789
[6]	RGA Global Funding	5.448%	5/24/29	580	598
	Royalty Pharma plc	3.300%	9/2/40	1,162	883
	Royalty Pharma plc	5.900%	9/2/54	115	117
[6]	SBA Tower Trust	1.884%	1/15/26	110	105
[6]	SBA Tower Trust	1.631%	11/15/26	615	570
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	180	158
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	81
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	42
	Shell International Finance BV	4.000%	5/10/46	275	231
	Shell International Finance BV	3.000%	11/26/51	340	233
[1]	Southern California Edison Co.	3.700%	8/1/25	30	30
[1]	Southern California Edison Co.	2.950%	2/1/51	515	341
	Southern California Edison Co.	5.875%	12/1/53	359	377
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	285	301
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	375
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	761	756
	Toledo Hospital	5.750%	11/15/38	150	152
	Tyson Foods Inc.	5.700%	3/15/34	1,279	1,329
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	37	36
	UnitedHealth Group Inc.	3.850%	6/15/28	415	410
	UnitedHealth Group Inc.	2.000%	5/15/30	215	189
	UnitedHealth Group Inc.	5.500%	7/15/44	160	165
	UnitedHealth Group Inc.	4.750%	5/15/52	50	46
	UnitedHealth Group Inc.	5.050%	4/15/53	857	830
	UnitedHealth Group Inc.	5.625%	7/15/54	467	488
	UnitedHealth Group Inc.	5.750%	7/15/64	365	383
	Verizon Communications Inc.	2.875%	11/20/50	180	119
	Verizon Communications Inc.	2.987%	10/30/56	1,232	791
	Verizon Communications Inc.	3.000%	11/20/60	183	115
[6]	VICI Properties LP	4.250%	12/1/26	2,672	2,635
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,9]	Walt Disney Co.	3.057%	3/30/27	1,225	887
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	600	436
	Wells Fargo & Co.	6.303%	10/23/29	965	1,024
[1]	Wells Fargo & Co.	4.611%	4/25/53	1,097	993
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	1,660	1,729
[6]	Whistler Pipeline LLC	5.400%	9/30/29	160	162
[6]	Whistler Pipeline LLC	5.700%	9/30/31	540	552
[8]	WP Carey Inc.	4.250%	7/23/32	1,500	1,684
					122,452
Total Corporate Bonds (Cost $200,904)					204,299
Sovereign Bonds (6.7%)
Australia (0.2%)
[1,13]	Commonwealth of Australia	2.750%	11/21/27	160	106
[1,13]	Commonwealth of Australia	2.250%	5/21/28	1,183	764
[1,13]	Commonwealth of Australia	1.000%	11/21/31	181	100
[1,13]	Commonwealth of Australia	4.500%	4/21/33	289	203
					1,173
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	175
Bulgaria (0.2%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	965	1,123
Canada (1.5%)
[9]	Canadian Government Bond	2.750%	9/1/27	1,100	808
[9]	Canadian Government Bond	3.000%	6/1/34	1,486	1,088
[9]	Canadian Government Bond	1.750%	12/1/53	219	116
[9]	Canadian Government Bond	2.750%	12/1/55	201	134
[9]	City of Montreal	3.500%	12/1/38	910	612
[9]	City of Toronto	3.200%	8/1/48	1,000	599
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	468
[1,13]	Province of British Columbia	5.250%	5/23/34	2,850	1,981
[9]	Province of Ontario	2.900%	6/2/28	815	597
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,223
[9]	Regional Municipality of York	2.150%	6/22/31	500	339
					7,965
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	769
France (0.3%)
[1,6,8]	French Republic	3.000%	11/25/34	1,375	1,517
Germany (1.4%)
[1,8]	Federal Republic of Germany	3.100%	12/12/25	580	645
[8]	Federal Republic of Germany	2.900%	6/18/26	1,490	1,660
[8]	Federal Republic of Germany	2.200%	2/15/34	3,690	4,050
[8]	Federal Republic of Germany	2.500%	8/15/54	1,060	1,159
					7,514
Israel (0.2%)
	State of Israel	5.375%	3/12/29	935	943
	State of Israel	5.500%	3/12/34	200	199
					1,142
Japan (1.1%)
[1,12]	Japan	0.600%	6/20/29	454,150	3,119
[1,12]	Japan	1.100%	6/20/34	211,600	1,472
[1,12]	Japan	1.100%	6/20/43	111,250	689
[1,12]	Japan	1.300%	12/20/43	31,050	198
[1,12]	Japan	0.700%	6/20/51	80,700	399
[1,12]	Japan	0.700%	9/20/51	4,850	24
[1,12]	Japan	1.200%	6/20/53	32,650	180
					6,081
Mexico (0.2%)
	United Mexican States	6.400%	5/7/54	980	970
Qatar (0.1%)
[1,6]	State of Qatar	5.103%	4/23/48	285	291
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,6]	State of Qatar	4.400%	4/16/50	205	189
					480
Saudi Arabia (0.3%)
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	900	919
[1,6]	Saudi Arabian Oil Co.	5.250%	7/17/34	920	937
					1,856
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	420	418
Supranational (0.9%)
[1,8]	European Union	0.000%	7/4/35	865	703
[1,8]	European Union	0.200%	6/4/36	740	599
[1,8]	European Union	4.000%	4/4/44	590	715
[1,8]	European Union	2.625%	2/4/48	2,770	2,734
					4,751
United Kingdom (0.1%)
[10]	United Kingdom	3.250%	1/22/44	230	254
[10]	United Kingdom	0.625%	10/22/50	805	436
					690
Total Sovereign Bonds (Cost $37,271)					36,624
Taxable Municipal Bonds (0.9%)
United States (0.9%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	67
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	34	39
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	49
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	26
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	30	28
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	518	584
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	70	65
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	159
	Illinois GO	5.100%	6/1/33	1,482	1,491
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	280	282
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	173
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	426
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	571
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	111
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	500	513
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	403
Total Taxable Municipal Bonds (Cost $5,300)					4,997
9

Global Wellesley Income Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[16]	Vanguard Market Liquidity Fund (Cost $16,522)	5.373%	165,245	16,523
Total Investments (98.8%) (Cost $485,702)				544,219
Other Assets and Liabilities—Net (1.2%)				6,629
Net Assets (100%)				550,848
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
4	Securities with a value of $2,527,000 have been segregated as collateral for open forward currency contracts.
5	Securities with a value of $211,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $72,868,000, representing 13.2% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2024	(68)	(7,986)	68

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/30/24	EUR	4,650	USD	5,193	—	(47)
JPMorgan Chase Bank, N.A.	9/30/24	USD	5,828	AUD	8,602	2	—
JPMorgan Chase Bank, N.A.	9/27/24	USD	10,218	CAD	13,773	—	(10)
Bank of America, N.A.	9/30/24	USD	2,174	CHF	1,837	6	—
JPMorgan Chase Bank, N.A.	9/30/24	USD	75,762	EUR	67,740	793	—
Goldman Sachs International	9/30/24	USD	317	EUR	286	—	—
JPMorgan Chase Bank, N.A.	9/30/24	USD	7,467	GBP	5,649	47	—
JPMorgan Chase Bank, N.A.	9/30/24	AUD	1,970	GBP	1,011	6	—
JPMorgan Chase Bank, N.A.	9/30/24	EUR	288	GBP	244	—	(1)
Bank of America, N.A.	9/30/24	USD	5,893	JPY	846,157	83	—
10

Global Wellesley Income Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/30/24	AUD	2,155	JPY	209,400	22	—
JPMorgan Chase Bank, N.A.	9/30/24	GBP	343	JPY	65,000	5	—
						964	(58)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $469,180)	527,696
Affiliated Issuers (Cost $16,522)	16,523
Total Investments in Securities	544,219
Investment in Vanguard	15
Cash	22
Foreign Currency, at Value (Cost $1,727)	1,728
Receivables for Investment Securities Sold	2,538
Receivables for Accrued Income	4,622
Receivables for Capital Shares Issued	542
Variation Margin Receivable—Futures Contracts	30
Unrealized Appreciation—Forward Currency Contracts	964
Total Assets	554,680
Liabilities
Payables for Investment Securities Purchased	3,390
Payables for Capital Shares Redeemed	123
Payables to Investment Advisor	185
Payables to Vanguard	76
Unrealized Depreciation—Forward Currency Contracts	58
Total Liabilities	3,832
Net Assets	550,848
At August 31, 2024, net assets consisted of:

Paid-in Capital	509,456
Total Distributable Earnings (Loss)	41,392
Net Assets	550,848

Investor Shares—Net Assets
Applicable to 3,747,268 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,619
Net Asset Value Per Share—Investor Shares	$22.31

Admiral Shares—Net Assets
Applicable to 16,748,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	467,229
Net Asset Value Per Share—Admiral Shares	$27.90
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellesley Income Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	7,115
Interest[2]	14,743
Securities Lending—Net	34
Total Income	21,892
Expenses
Investment Advisory Fees—Note B
Basic Fee	630
Performance Adjustment	97
The Vanguard Group—Note C
Management and Administrative—Investor Shares	213
Management and Administrative—Admiral Shares	643
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	21
Custodian Fees	35
Auditing Fees	35
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	—
Other Expenses	36
Total Expenses	1,740
Net Investment Income	20,152
Realized Net Gain (Loss)
Investment Securities Sold[2]	265
Futures Contracts	(121)
Forward Currency Contracts	(855)
Foreign Currencies	34
Realized Net Gain (Loss)	(677)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	45,470
Futures Contracts	129
Forward Currency Contracts	821
Foreign Currencies	25
Change in Unrealized Appreciation (Depreciation)	46,445
Net Increase (Decrease) in Net Assets Resulting from Operations	65,920
1	Dividends are net of foreign withholding taxes of $550,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $567,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,152	17,493
Realized Net Gain (Loss)	(677)	(23,632)
Change in Unrealized Appreciation (Depreciation)	46,445	32,347
Net Increase (Decrease) in Net Assets Resulting from Operations	65,920	26,208
Distributions
Investor Shares	(2,763)	(1,869)
Admiral Shares	(15,639)	(10,739)
Total Distributions	(18,402)	(12,608)
Capital Share Transactions
Investor Shares	(4,871)	(2,531)
Admiral Shares	(26,706)	(3,545)
Net Increase (Decrease) from Capital Share Transactions	(31,577)	(6,076)
Total Increase (Decrease)	15,941	7,524
Net Assets
Beginning of Period	534,907	527,383
End of Period	550,848	534,907
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.38	$19.82	$22.22	$20.42	$20.16
Investment Operations
Net Investment Income[1]	.781	.645	.474	.446	.453
Net Realized and Unrealized Gain (Loss) on Investments	1.862	.375	(2.430)	1.747	.263
Total from Investment Operations	2.643	1.020	(1.956)	2.193	.716
Distributions
Dividends from Net Investment Income	(.713)	(.460)	(.444)	(.393)	(.456)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.713)	(.460)	(.444)	(.393)	(.456)
Net Asset Value, End of Period	$22.31	$20.38	$19.82	$22.22	$20.42
Total Return[2]	13.25%	5.20%	-8.94%	10.83%	3.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$81	$81	$91	$81
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.44%[4]	0.42%[4]	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.20%	2.23%	2.09%	2.27%
Portfolio Turnover Rate[5]	106%	150%	119%	99%	72%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.00%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 4%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.48	$24.78	$27.78	$25.53	$25.20
Investment Operations
Net Investment Income[1]	1.010	.839	.627	.594	.592
Net Realized and Unrealized Gain (Loss) on Investments	2.336	.468	(3.035)	2.178	.334
Total from Investment Operations	3.346	1.307	(2.408)	2.772	.926
Distributions
Dividends from Net Investment Income	(.926)	(.607)	(.592)	(.522)	(.596)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.926)	(.607)	(.592)	(.522)	(.596)
Net Asset Value, End of Period	$27.90	$25.48	$24.78	$27.78	$25.53
Total Return[2]	13.43%	5.33%	-8.81%	10.96%	3.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$467	$454	$446	$488	$389
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.31%[4]	0.29%[4]	0.28%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.86%	3.33%	2.36%	2.22%	2.37%
Portfolio Turnover Rate[5]	106%	150%	119%	99%	72%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.00%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 4%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
17

Global Wellesley Income Fund
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2024, the fund’s average investment in forward currency contracts represented 22% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
18

Global Wellesley Income Fund
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the year ended August 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $97,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	101,526	—	—	101,526
Common Stocks—Other	2,989	105,495	—	108,484
U.S. Government and Agency Obligations	—	60,037	—	60,037
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,729	—	11,729
Corporate Bonds	—	204,299	—	204,299
Sovereign Bonds	—	36,624	—	36,624
Taxable Municipal Bonds	—	4,997	—	4,997
Temporary Cash Investments	16,523	—	—	16,523
Total	121,038	423,181	—	544,219

Derivative Financial Instruments
Assets
Futures Contracts[1]	68	—	—	68
Forward Currency Contracts	—	964	—	964
Total	68	964	—	1,032
Liabilities
Forward Currency Contracts	—	(58)	—	(58)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Global Wellesley Income Fund
E.  At August 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	68	—	68
Unrealized Appreciation—Forward Currency Contracts	—	964	964
Total Assets	68	964	1,032

Unrealized Depreciation—Forward Currency Contracts	—	(58)	(58)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(121)	—	(121)
Forward Currency Contracts	—	(855)	(855)
Realized Net Gain (Loss) on Derivatives	(121)	(855)	(976)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	129	—	129
Forward Currency Contracts	—	821	821
Change in Unrealized Appreciation (Depreciation) on Derivatives	129	821	950
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,434
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	58,194
Capital Loss Carryforwards	(20,236)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	41,392
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	18,402	12,608
Long-Term Capital Gains	—	—
Total	18,402	12,608
*	Includes short-term capital gains, if any.
20

Global Wellesley Income Fund
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	486,091
Gross Unrealized Appreciation	68,641
Gross Unrealized Depreciation	(10,513)
Net Unrealized Appreciation (Depreciation)	58,128
G.  During the year ended August 31, 2024, the fund purchased $311,273,000 of investment securities and sold $355,600,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $226,613,000 and $222,496,000, respectively.
H.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	17,143	820	19,504	962
Issued in Lieu of Cash Distributions	2,367	113	1,601	80
Redeemed	(24,381)	(1,163)	(23,636)	(1,168)
Net Increase (Decrease)—Investor Shares	(4,871)	(230)	(2,531)	(126)
Admiral Shares
Issued	76,514	2,920	98,558	3,890
Issued in Lieu of Cash Distributions	12,185	466	8,446	336
Redeemed	(115,405)	(4,449)	(110,549)	(4,412)
Net Increase (Decrease)—Admiral Shares	(26,706)	(1,063)	(3,545)	(186)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
21

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellesley Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellesley Income Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
22

Tax information (unaudited)
For corporate shareholders, 12.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $6,944,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $976,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 83.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $53,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q14960 102024
23

Financial Statements
For the year ended August 31, 2024
Vanguard ESG U.S. Corporate Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	49
Tax information	50

ESG U.S. Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
[1]	United States Treasury Note/Bond	3.625%	8/31/29	550	548
	United States Treasury Note/Bond	4.250%	2/15/54	314	315
Total U.S. Government and Agency Obligations (Cost $859)					863
Corporate Bonds (98.4%)
Communications (12.3%)
	Alphabet Inc.	1.998%	8/15/26	265	255
	Alphabet Inc.	0.800%	8/15/27	185	170
	Alphabet Inc.	1.100%	8/15/30	295	250
	Alphabet Inc.	1.900%	8/15/40	215	149
	Alphabet Inc.	2.050%	8/15/50	385	232
	Alphabet Inc.	2.250%	8/15/60	260	155
	America Movil SAB de CV	3.625%	4/22/29	310	297
	America Movil SAB de CV	2.875%	5/7/30	195	178
	America Movil SAB de CV	4.700%	7/21/32	140	139
	America Movil SAB de CV	6.375%	3/1/35	106	118
	America Movil SAB de CV	6.125%	3/30/40	220	236
	America Movil SAB de CV	4.375%	7/16/42	340	301
	America Movil SAB de CV	4.375%	4/22/49	205	180
	AT&T Inc.	5.539%	2/20/26	180	180
	AT&T Inc.	1.700%	3/25/26	420	402
	AT&T Inc.	3.800%	2/15/27	205	202
	AT&T Inc.	4.250%	3/1/27	315	314
	AT&T Inc.	2.300%	6/1/27	355	336
	AT&T Inc.	1.650%	2/1/28	521	475
[2]	AT&T Inc.	4.100%	2/15/28	330	326
	AT&T Inc.	4.350%	3/1/29	515	513
[2]	AT&T Inc.	4.300%	2/15/30	570	564
	AT&T Inc.	2.750%	6/1/31	517	458
	AT&T Inc.	2.250%	2/1/32	380	320
	AT&T Inc.	2.550%	12/1/33	585	484
	AT&T Inc.	5.400%	2/15/34	445	459
	AT&T Inc.	4.500%	5/15/35	490	467
	AT&T Inc.	5.250%	3/1/37	205	206
	AT&T Inc.	4.850%	3/1/39	249	239
	AT&T Inc.	3.500%	6/1/41	460	367
	AT&T Inc.	4.300%	12/15/42	215	187
	AT&T Inc.	4.350%	6/15/45	155	134
	AT&T Inc.	4.750%	5/15/46	325	294
	AT&T Inc.	5.650%	2/15/47	205	212
	AT&T Inc.	4.500%	3/9/48	295	255
	AT&T Inc.	4.550%	3/9/49	225	195
	AT&T Inc.	3.650%	6/1/51	550	407
	AT&T Inc.	3.300%	2/1/52	245	171
	AT&T Inc.	3.500%	9/15/53	1,310	932
	AT&T Inc.	3.550%	9/15/55	1,195	844
	AT&T Inc.	3.800%	12/1/57	917	672
	AT&T Inc.	3.650%	9/15/59	935	658
	AT&T Inc.	3.850%	6/1/60	240	176
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	225	227
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	155	135
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	150	113
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	90	91
	Booking Holdings Inc.	3.600%	6/1/26	235	232
	Booking Holdings Inc.	4.625%	4/13/30	210	212
	British Telecommunications plc	9.625%	12/15/30	345	433
	Charter Communications Operating LLC	4.908%	7/23/25	134	134
	Charter Communications Operating LLC	6.150%	11/10/26	210	215
	Charter Communications Operating LLC	3.750%	2/15/28	200	191
1

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	4.200%	3/15/28	245	237
Charter Communications Operating LLC	2.250%	1/15/29	250	221
Charter Communications Operating LLC	5.050%	3/30/29	305	302
Charter Communications Operating LLC	6.100%	6/1/29	270	279
Charter Communications Operating LLC	2.800%	4/1/31	391	332
Charter Communications Operating LLC	2.300%	2/1/32	165	132
Charter Communications Operating LLC	4.400%	4/1/33	200	182
Charter Communications Operating LLC	6.650%	2/1/34	175	182
Charter Communications Operating LLC	6.550%	6/1/34	290	300
Charter Communications Operating LLC	6.384%	10/23/35	260	263
Charter Communications Operating LLC	5.375%	4/1/38	125	114
Charter Communications Operating LLC	3.500%	6/1/41	245	171
Charter Communications Operating LLC	3.500%	3/1/42	365	252
Charter Communications Operating LLC	6.484%	10/23/45	450	431
Charter Communications Operating LLC	5.375%	5/1/47	350	293
Charter Communications Operating LLC	5.750%	4/1/48	403	350
Charter Communications Operating LLC	5.125%	7/1/49	180	144
Charter Communications Operating LLC	4.800%	3/1/50	445	338
Charter Communications Operating LLC	3.700%	4/1/51	450	287
Charter Communications Operating LLC	3.900%	6/1/52	465	305
Charter Communications Operating LLC	5.250%	4/1/53	215	176
Charter Communications Operating LLC	3.850%	4/1/61	290	177
Charter Communications Operating LLC	4.400%	12/1/61	190	128
Charter Communications Operating LLC	3.950%	6/30/62	305	189
Charter Communications Operating LLC	5.500%	4/1/63	150	121
Comcast Corp.	3.950%	10/15/25	445	441
Comcast Corp.	5.250%	11/7/25	130	131
Comcast Corp.	3.150%	3/1/26	378	371
Comcast Corp.	2.350%	1/15/27	265	253
Comcast Corp.	3.300%	2/1/27	275	269
Comcast Corp.	3.300%	4/1/27	65	63
Comcast Corp.	5.350%	11/15/27	50	52
Comcast Corp.	3.150%	2/15/28	230	221
Comcast Corp.	3.550%	5/1/28	245	238
Comcast Corp.	4.150%	10/15/28	640	635
Comcast Corp.	4.550%	1/15/29	110	111
Comcast Corp.	5.100%	6/1/29	205	212
Comcast Corp.	2.650%	2/1/30	275	251
Comcast Corp.	3.400%	4/1/30	190	180
Comcast Corp.	4.250%	10/15/30	175	173
Comcast Corp.	1.950%	1/15/31	225	192
Comcast Corp.	1.500%	2/15/31	235	195
Comcast Corp.	5.500%	11/15/32	150	159
Comcast Corp.	4.250%	1/15/33	290	280
Comcast Corp.	4.650%	2/15/33	160	160
Comcast Corp.	7.050%	3/15/33	185	214
Comcast Corp.	4.800%	5/15/33	190	191
Comcast Corp.	5.300%	6/1/34	180	187
Comcast Corp.	4.200%	8/15/34	125	119
Comcast Corp.	5.650%	6/15/35	160	169
Comcast Corp.	4.400%	8/15/35	135	129
Comcast Corp.	3.200%	7/15/36	135	114
Comcast Corp.	3.900%	3/1/38	245	217
Comcast Corp.	4.600%	10/15/38	85	81
Comcast Corp.	3.250%	11/1/39	185	148
Comcast Corp.	3.750%	4/1/40	225	191
Comcast Corp.	4.600%	8/15/45	125	114
Comcast Corp.	3.400%	7/15/46	195	148
Comcast Corp.	4.000%	8/15/47	95	78
Comcast Corp.	3.969%	11/1/47	330	269
Comcast Corp.	4.000%	3/1/48	205	168
Comcast Corp.	4.700%	10/15/48	273	252
Comcast Corp.	3.999%	11/1/49	330	269
Comcast Corp.	3.450%	2/1/50	280	207
Comcast Corp.	2.800%	1/15/51	277	179
Comcast Corp.	2.887%	11/1/51	809	530
Comcast Corp.	2.450%	8/15/52	385	228
Comcast Corp.	4.049%	11/1/52	195	158
Comcast Corp.	5.350%	5/15/53	350	350
Comcast Corp.	5.650%	6/1/54	235	246
2

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	2.937%	11/1/56	832	529
Comcast Corp.	4.950%	10/15/58	265	249
Comcast Corp.	2.650%	8/15/62	310	179
Comcast Corp.	2.987%	11/1/63	538	332
Comcast Corp.	5.500%	5/15/64	260	262
Deutsche Telekom International Finance BV	8.750%	6/15/30	570	685
Discovery Communications LLC	3.950%	3/20/28	345	327
Discovery Communications LLC	4.125%	5/15/29	325	303
Discovery Communications LLC	3.625%	5/15/30	235	209
Electronic Arts Inc.	1.850%	2/15/31	100	85
Electronic Arts Inc.	2.950%	2/15/51	190	130
Expedia Group Inc.	3.800%	2/15/28	200	194
Expedia Group Inc.	3.250%	2/15/30	270	252
Fox Corp.	4.709%	1/25/29	305	307
Fox Corp.	6.500%	10/13/33	216	234
Fox Corp.	5.476%	1/25/39	265	264
Fox Corp.	5.576%	1/25/49	208	201
Grupo Televisa SAB	5.000%	5/13/45	110	96
Grupo Televisa SAB	6.125%	1/31/46	160	160
Meta Platforms Inc.	3.500%	8/15/27	347	342
Meta Platforms Inc.	4.600%	5/15/28	295	300
Meta Platforms Inc.	4.300%	8/15/29	543	547
Meta Platforms Inc.	4.800%	5/15/30	265	273
Meta Platforms Inc.	4.550%	8/15/31	164	166
Meta Platforms Inc.	3.850%	8/15/32	540	517
Meta Platforms Inc.	4.950%	5/15/33	275	284
Meta Platforms Inc.	4.750%	8/15/34	200	201
Meta Platforms Inc.	4.450%	8/15/52	445	398
Meta Platforms Inc.	5.600%	5/15/53	410	432
Meta Platforms Inc.	5.400%	8/15/54	1,050	1,072
Meta Platforms Inc.	4.650%	8/15/62	260	234
Meta Platforms Inc.	5.750%	5/15/63	315	335
Meta Platforms Inc.	5.550%	8/15/64	125	128
Netflix Inc.	4.375%	11/15/26	175	175
Netflix Inc.	4.875%	4/15/28	205	209
Netflix Inc.	5.875%	11/15/28	315	333
Netflix Inc.	6.375%	5/15/29	100	108
Netflix Inc.	4.900%	8/15/34	192	197
Netflix Inc.	5.400%	8/15/54	188	196
Omnicom Group Inc.	3.600%	4/15/26	190	187
Omnicom Group Inc.	2.600%	8/1/31	135	118
Orange SA	9.000%	3/1/31	364	447
Orange SA	5.375%	1/13/42	160	159
Orange SA	5.500%	2/6/44	135	137
Paramount Global	7.875%	7/30/30	155	168
Paramount Global	4.950%	1/15/31	260	242
Paramount Global	4.200%	5/19/32	245	213
Paramount Global	6.875%	4/30/36	195	195
Paramount Global	4.375%	3/15/43	200	145
Paramount Global	5.850%	9/1/43	125	106
Paramount Global	4.950%	5/19/50	200	149
Rogers Communications Inc.	3.200%	3/15/27	185	179
Rogers Communications Inc.	5.000%	2/15/29	130	132
Rogers Communications Inc.	3.800%	3/15/32	345	318
Rogers Communications Inc.	5.300%	2/15/34	200	202
Rogers Communications Inc.	5.000%	3/15/44	145	134
Rogers Communications Inc.	4.300%	2/15/48	145	119
Rogers Communications Inc.	4.350%	5/1/49	185	153
Rogers Communications Inc.	3.700%	11/15/49	185	137
Rogers Communications Inc.	4.550%	3/15/52	340	288
Sprint Capital Corp.	6.875%	11/15/28	360	390
Sprint Capital Corp.	8.750%	3/15/32	370	456
Sprint LLC	7.625%	3/1/26	255	263
Telefonica Emisiones SA	4.103%	3/8/27	315	312
Telefonica Emisiones SA	7.045%	6/20/36	270	307
Telefonica Emisiones SA	5.213%	3/8/47	395	365
Telefonica Emisiones SA	4.895%	3/6/48	190	169
Telefonica Emisiones SA	5.520%	3/1/49	285	276
Telefonica Europe BV	8.250%	9/15/30	240	280
TELUS Corp.	4.600%	11/16/48	75	65
3

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	228
	Time Warner Cable LLC	6.550%	5/1/37	275	272
	Time Warner Cable LLC	7.300%	7/1/38	190	200
	Time Warner Cable LLC	6.750%	6/15/39	225	223
	Time Warner Cable LLC	5.875%	11/15/40	200	181
	Time Warner Cable LLC	5.500%	9/1/41	205	177
	Time Warner Cable LLC	4.500%	9/15/42	270	205
	T-Mobile USA Inc.	1.500%	2/15/26	300	287
	T-Mobile USA Inc.	2.250%	2/15/26	256	247
	T-Mobile USA Inc.	2.625%	4/15/26	155	150
	T-Mobile USA Inc.	3.750%	4/15/27	655	643
	T-Mobile USA Inc.	4.750%	2/1/28	210	210
	T-Mobile USA Inc.	2.050%	2/15/28	350	322
	T-Mobile USA Inc.	4.950%	3/15/28	195	198
	T-Mobile USA Inc.	4.800%	7/15/28	175	177
	T-Mobile USA Inc.	4.850%	1/15/29	50	51
	T-Mobile USA Inc.	2.625%	2/15/29	60	55
	T-Mobile USA Inc.	3.375%	4/15/29	330	314
	T-Mobile USA Inc.	3.875%	4/15/30	955	919
	T-Mobile USA Inc.	2.550%	2/15/31	370	325
	T-Mobile USA Inc.	2.875%	2/15/31	225	202
	T-Mobile USA Inc.	3.500%	4/15/31	435	404
	T-Mobile USA Inc.	2.250%	11/15/31	200	170
	T-Mobile USA Inc.	2.700%	3/15/32	190	165
	T-Mobile USA Inc.	5.200%	1/15/33	380	388
	T-Mobile USA Inc.	5.050%	7/15/33	415	420
	T-Mobile USA Inc.	5.750%	1/15/34	225	239
	T-Mobile USA Inc.	5.150%	4/15/34	130	132
	T-Mobile USA Inc.	4.375%	4/15/40	280	253
	T-Mobile USA Inc.	3.000%	2/15/41	435	325
	T-Mobile USA Inc.	4.500%	4/15/50	450	390
	T-Mobile USA Inc.	3.300%	2/15/51	570	403
	T-Mobile USA Inc.	3.400%	10/15/52	410	292
	T-Mobile USA Inc.	5.650%	1/15/53	305	313
	T-Mobile USA Inc.	5.750%	1/15/54	205	213
	T-Mobile USA Inc.	6.000%	6/15/54	170	183
	T-Mobile USA Inc.	5.500%	1/15/55	170	171
	T-Mobile USA Inc.	3.600%	11/15/60	295	210
	T-Mobile USA Inc.	5.800%	9/15/62	100	103
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	175	172
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	124	121
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	215	206
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	200	193
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	355	308
	VeriSign Inc.	2.700%	6/15/31	125	108
	Verizon Communications Inc.	0.850%	11/20/25	100	96
	Verizon Communications Inc.	1.450%	3/20/26	254	242
	Verizon Communications Inc.	2.625%	8/15/26	270	261
	Verizon Communications Inc.	4.125%	3/16/27	500	496
	Verizon Communications Inc.	3.000%	3/22/27	135	131
	Verizon Communications Inc.	2.100%	3/22/28	380	352
	Verizon Communications Inc.	4.329%	9/21/28	590	588
	Verizon Communications Inc.	3.875%	2/8/29	195	190
	Verizon Communications Inc.	4.016%	12/3/29	680	666
	Verizon Communications Inc.	3.150%	3/22/30	360	336
	Verizon Communications Inc.	1.500%	9/18/30	200	170
	Verizon Communications Inc.	1.680%	10/30/30	320	271
	Verizon Communications Inc.	1.750%	1/20/31	428	359
	Verizon Communications Inc.	2.550%	3/21/31	652	573
	Verizon Communications Inc.	2.355%	3/15/32	672	570
	Verizon Communications Inc.	5.050%	5/9/33	300	305
	Verizon Communications Inc.	4.500%	8/10/33	360	350
	Verizon Communications Inc.	4.400%	11/1/34	252	242
	Verizon Communications Inc.	4.272%	1/15/36	110	104
	Verizon Communications Inc.	5.250%	3/16/37	235	241
	Verizon Communications Inc.	4.812%	3/15/39	215	207
	Verizon Communications Inc.	2.650%	11/20/40	555	398
	Verizon Communications Inc.	3.400%	3/22/41	755	601
	Verizon Communications Inc.	2.850%	9/3/41	190	139
	Verizon Communications Inc.	6.550%	9/15/43	140	161
4

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.125%	8/15/46	145	122
Verizon Communications Inc.	4.862%	8/21/46	320	303
Verizon Communications Inc.	4.522%	9/15/48	210	188
Verizon Communications Inc.	4.000%	3/22/50	230	188
Verizon Communications Inc.	2.875%	11/20/50	335	221
Verizon Communications Inc.	3.550%	3/22/51	620	467
Verizon Communications Inc.	3.875%	3/1/52	200	159
Verizon Communications Inc.	5.500%	2/23/54	165	169
Verizon Communications Inc.	5.012%	8/21/54	175	166
Verizon Communications Inc.	2.987%	10/30/56	560	359
Verizon Communications Inc.	3.000%	11/20/60	435	273
Verizon Communications Inc.	3.700%	3/22/61	580	427
Vodafone Group plc	6.150%	2/27/37	68	74
Vodafone Group plc	5.250%	5/30/48	185	177
Vodafone Group plc	4.875%	6/19/49	340	307
Vodafone Group plc	4.250%	9/17/50	390	318
Vodafone Group plc	5.750%	6/28/54	285	289
Vodafone Group plc	5.875%	6/28/64	175	176
Walt Disney Co.	1.750%	1/13/26	232	224
Walt Disney Co.	2.200%	1/13/28	220	206
Walt Disney Co.	2.000%	9/1/29	310	278
Walt Disney Co.	3.800%	3/22/30	200	195
Walt Disney Co.	2.650%	1/13/31	290	261
Walt Disney Co.	6.200%	12/15/34	190	213
Walt Disney Co.	6.400%	12/15/35	170	193
Walt Disney Co.	6.650%	11/15/37	30	35
Walt Disney Co.	4.625%	3/23/40	145	140
Walt Disney Co.	3.500%	5/13/40	375	311
Walt Disney Co.	2.750%	9/1/49	365	242
Walt Disney Co.	4.700%	3/23/50	230	218
Walt Disney Co.	3.600%	1/13/51	470	366
Walt Disney Co.	3.800%	5/13/60	225	175
Warnermedia Holdings Inc.	6.412%	3/15/26	25	25
Warnermedia Holdings Inc.	3.755%	3/15/27	640	613
Warnermedia Holdings Inc.	4.054%	3/15/29	230	215
Warnermedia Holdings Inc.	4.279%	3/15/32	905	791
Warnermedia Holdings Inc.	5.050%	3/15/42	675	540
Warnermedia Holdings Inc.	5.141%	3/15/52	1,115	846
Warnermedia Holdings Inc.	5.391%	3/15/62	485	365
Weibo Corp.	3.375%	7/8/30	195	175
				80,324
Consumer Discretionary (7.6%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	310	299
Alibaba Group Holding Ltd.	2.125%	2/9/31	245	210
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	164
Alibaba Group Holding Ltd.	2.700%	2/9/41	225	159
Alibaba Group Holding Ltd.	4.200%	12/6/47	300	252
Alibaba Group Holding Ltd.	3.150%	2/9/51	265	181
Alibaba Group Holding Ltd.	4.400%	12/6/57	180	152
Alibaba Group Holding Ltd.	3.250%	2/9/61	105	69
Amazon.com Inc.	4.600%	12/1/25	295	296
Amazon.com Inc.	5.200%	12/3/25	130	131
Amazon.com Inc.	1.000%	5/12/26	570	541
Amazon.com Inc.	3.300%	4/13/27	276	271
Amazon.com Inc.	1.200%	6/3/27	320	296
Amazon.com Inc.	3.150%	8/22/27	580	566
Amazon.com Inc.	4.550%	12/1/27	380	386
Amazon.com Inc.	1.650%	5/12/28	320	294
Amazon.com Inc.	3.450%	4/13/29	330	322
Amazon.com Inc.	4.650%	12/1/29	270	277
Amazon.com Inc.	1.500%	6/3/30	390	337
Amazon.com Inc.	2.100%	5/12/31	470	411
Amazon.com Inc.	3.600%	4/13/32	335	319
Amazon.com Inc.	4.700%	12/1/32	350	359
Amazon.com Inc.	4.800%	12/5/34	200	206
Amazon.com Inc.	3.875%	8/22/37	460	422
Amazon.com Inc.	2.875%	5/12/41	365	283
Amazon.com Inc.	4.950%	12/5/44	300	303
Amazon.com Inc.	4.050%	8/22/47	565	492
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	2.500%	6/3/50	370	237
	Amazon.com Inc.	3.100%	5/12/51	535	386
	Amazon.com Inc.	3.950%	4/13/52	390	328
	Amazon.com Inc.	4.250%	8/22/57	473	416
	Amazon.com Inc.	2.700%	6/3/60	363	226
	Amazon.com Inc.	3.250%	5/12/61	315	221
	Amazon.com Inc.	4.100%	4/13/62	170	143
[2]	American Honda Finance Corp.	1.000%	9/10/25	160	154
[2]	American Honda Finance Corp.	5.800%	10/3/25	205	208
[2]	American Honda Finance Corp.	4.950%	1/9/26	150	151
[2]	American Honda Finance Corp.	5.250%	7/7/26	115	117
[2]	American Honda Finance Corp.	2.000%	3/24/28	170	157
[2]	American Honda Finance Corp.	5.125%	7/7/28	165	169
	American Honda Finance Corp.	5.650%	11/15/28	115	121
	American Honda Finance Corp.	4.900%	3/13/29	100	102
[2]	American Honda Finance Corp.	5.050%	7/10/31	140	143
[2]	American Honda Finance Corp.	4.900%	1/10/34	115	116
	Aptiv plc	3.250%	3/1/32	130	116
	Aptiv plc	3.100%	12/1/51	315	200
	Aptiv plc	4.150%	5/1/52	120	93
	AutoZone Inc.	4.000%	4/15/30	205	199
	AutoZone Inc.	4.750%	8/1/32	105	105
	BorgWarner Inc.	2.650%	7/1/27	105	100
	eBay Inc.	1.400%	5/10/26	220	209
	eBay Inc.	3.600%	6/5/27	205	201
	eBay Inc.	2.700%	3/11/30	115	105
	eBay Inc.	2.600%	5/10/31	135	119
	eBay Inc.	4.000%	7/15/42	127	106
	eBay Inc.	3.650%	5/10/51	150	112
	Ford Motor Co.	4.346%	12/8/26	50	49
	Ford Motor Co.	7.450%	7/16/31	148	163
	Ford Motor Co.	3.250%	2/12/32	355	303
	Ford Motor Co.	6.100%	8/19/32	280	287
	Ford Motor Co.	4.750%	1/15/43	450	376
	Ford Motor Co.	5.291%	12/8/46	195	176
	Ford Motor Credit Co. LLC	3.375%	11/13/25	410	401
[2]	Ford Motor Credit Co. LLC	4.389%	1/8/26	265	262
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	205
	Ford Motor Credit Co. LLC	6.950%	6/10/26	210	216
	Ford Motor Credit Co. LLC	4.542%	8/1/26	170	168
	Ford Motor Credit Co. LLC	2.700%	8/10/26	220	210
	Ford Motor Credit Co. LLC	4.271%	1/9/27	155	152
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	203
	Ford Motor Credit Co. LLC	5.850%	5/17/27	315	320
	Ford Motor Credit Co. LLC	4.950%	5/28/27	255	254
	Ford Motor Credit Co. LLC	4.125%	8/17/27	165	161
	Ford Motor Credit Co. LLC	3.815%	11/2/27	150	144
	Ford Motor Credit Co. LLC	7.350%	11/4/27	90	95
	Ford Motor Credit Co. LLC	2.900%	2/16/28	160	148
	Ford Motor Credit Co. LLC	6.800%	5/12/28	275	289
	Ford Motor Credit Co. LLC	6.798%	11/7/28	284	299
	Ford Motor Credit Co. LLC	2.900%	2/10/29	135	122
	Ford Motor Credit Co. LLC	5.800%	3/8/29	340	346
	Ford Motor Credit Co. LLC	5.113%	5/3/29	460	455
	Ford Motor Credit Co. LLC	7.350%	3/6/30	175	190
	Ford Motor Credit Co. LLC	7.200%	6/10/30	160	172
	Ford Motor Credit Co. LLC	4.000%	11/13/30	245	226
	Ford Motor Credit Co. LLC	6.050%	3/5/31	90	92
	Ford Motor Credit Co. LLC	3.625%	6/17/31	250	222
	Ford Motor Credit Co. LLC	7.122%	11/7/33	220	238
	Ford Motor Credit Co. LLC	6.125%	3/8/34	240	243
	General Motors Co.	6.125%	10/1/25	245	248
	General Motors Co.	4.200%	10/1/27	215	212
	General Motors Co.	6.800%	10/1/27	225	238
	General Motors Co.	5.000%	10/1/28	130	132
	General Motors Co.	5.400%	10/15/29	170	174
	General Motors Co.	5.600%	10/15/32	230	238
	General Motors Co.	5.000%	4/1/35	95	92
	General Motors Co.	6.600%	4/1/36	250	271
	General Motors Co.	5.150%	4/1/38	125	120
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.250%	10/2/43	175	182
	General Motors Co.	5.200%	4/1/45	200	183
	General Motors Co.	6.750%	4/1/46	145	159
	General Motors Co.	5.400%	4/1/48	105	98
	General Motors Co.	5.950%	4/1/49	130	131
	General Motors Financial Co. Inc.	6.050%	10/10/25	130	131
	General Motors Financial Co. Inc.	1.250%	1/8/26	260	248
	General Motors Financial Co. Inc.	5.250%	3/1/26	240	241
	General Motors Financial Co. Inc.	5.400%	4/6/26	250	252
	General Motors Financial Co. Inc.	1.500%	6/10/26	330	312
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	148
	General Motors Financial Co. Inc.	4.350%	1/17/27	180	178
	General Motors Financial Co. Inc.	2.350%	2/26/27	50	47
	General Motors Financial Co. Inc.	5.000%	4/9/27	190	192
	General Motors Financial Co. Inc.	5.400%	5/8/27	230	234
	General Motors Financial Co. Inc.	5.350%	7/15/27	155	158
	General Motors Financial Co. Inc.	2.700%	8/20/27	165	157
	General Motors Financial Co. Inc.	6.000%	1/9/28	210	218
	General Motors Financial Co. Inc.	2.400%	4/10/28	155	143
	General Motors Financial Co. Inc.	5.800%	6/23/28	205	212
	General Motors Financial Co. Inc.	2.400%	10/15/28	155	141
	General Motors Financial Co. Inc.	5.800%	1/7/29	260	269
	General Motors Financial Co. Inc.	4.300%	4/6/29	155	152
	General Motors Financial Co. Inc.	5.550%	7/15/29	230	236
	General Motors Financial Co. Inc.	5.850%	4/6/30	130	136
	General Motors Financial Co. Inc.	3.600%	6/21/30	150	139
	General Motors Financial Co. Inc.	2.350%	1/8/31	265	225
	General Motors Financial Co. Inc.	5.750%	2/8/31	105	108
	General Motors Financial Co. Inc.	2.700%	6/10/31	145	125
	General Motors Financial Co. Inc.	5.600%	6/18/31	205	210
	General Motors Financial Co. Inc.	3.100%	1/12/32	170	148
	General Motors Financial Co. Inc.	6.400%	1/9/33	235	252
	General Motors Financial Co. Inc.	6.100%	1/7/34	275	288
	General Motors Financial Co. Inc.	5.950%	4/4/34	200	207
[2]	George Washington University	4.126%	9/15/48	125	111
	Hasbro Inc.	3.900%	11/19/29	150	143
	Home Depot Inc.	3.350%	9/15/25	125	123
[2]	Home Depot Inc.	5.100%	12/24/25	300	303
	Home Depot Inc.	3.000%	4/1/26	195	191
	Home Depot Inc.	5.150%	6/25/26	265	269
	Home Depot Inc.	2.125%	9/15/26	40	38
	Home Depot Inc.	4.950%	9/30/26	110	112
	Home Depot Inc.	2.500%	4/15/27	145	139
	Home Depot Inc.	2.875%	4/15/27	150	145
	Home Depot Inc.	4.875%	6/25/27	100	102
	Home Depot Inc.	2.800%	9/14/27	120	115
	Home Depot Inc.	1.500%	9/15/28	195	176
	Home Depot Inc.	3.900%	12/6/28	115	114
	Home Depot Inc.	4.900%	4/15/29	60	62
	Home Depot Inc.	2.950%	6/15/29	300	284
	Home Depot Inc.	4.750%	6/25/29	250	255
	Home Depot Inc.	2.700%	4/15/30	265	244
	Home Depot Inc.	1.375%	3/15/31	170	141
	Home Depot Inc.	4.850%	6/25/31	135	138
	Home Depot Inc.	1.875%	9/15/31	240	204
	Home Depot Inc.	3.250%	4/15/32	245	226
	Home Depot Inc.	4.500%	9/15/32	200	201
	Home Depot Inc.	4.950%	6/25/34	300	307
	Home Depot Inc.	5.875%	12/16/36	398	438
	Home Depot Inc.	3.300%	4/15/40	111	91
	Home Depot Inc.	5.950%	4/1/41	185	204
	Home Depot Inc.	4.200%	4/1/43	115	102
	Home Depot Inc.	4.875%	2/15/44	175	169
	Home Depot Inc.	4.400%	3/15/45	115	104
	Home Depot Inc.	4.250%	4/1/46	250	221
	Home Depot Inc.	3.900%	6/15/47	210	175
	Home Depot Inc.	4.500%	12/6/48	230	209
	Home Depot Inc.	3.125%	12/15/49	160	115
	Home Depot Inc.	3.350%	4/15/50	310	232
	Home Depot Inc.	2.375%	3/15/51	135	82
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.750%	9/15/51	200	131
	Home Depot Inc.	3.625%	4/15/52	310	241
	Home Depot Inc.	4.950%	9/15/52	225	217
	Home Depot Inc.	5.300%	6/25/54	330	337
	Home Depot Inc.	3.500%	9/15/56	210	157
	Honda Motor Co. Ltd.	2.534%	3/10/27	160	153
	Honda Motor Co. Ltd.	2.967%	3/10/32	105	95
	Leland Stanford Junior University	3.647%	5/1/48	125	106
	Lennar Corp.	4.750%	11/29/27	110	111
	Lowe's Cos. Inc.	4.400%	9/8/25	265	264
	Lowe's Cos. Inc.	4.800%	4/1/26	145	145
	Lowe's Cos. Inc.	2.500%	4/15/26	215	208
	Lowe's Cos. Inc.	3.350%	4/1/27	75	73
	Lowe's Cos. Inc.	3.100%	5/3/27	265	256
	Lowe's Cos. Inc.	1.300%	4/15/28	185	166
	Lowe's Cos. Inc.	1.700%	9/15/28	220	198
	Lowe's Cos. Inc.	3.650%	4/5/29	231	223
	Lowe's Cos. Inc.	4.500%	4/15/30	245	245
	Lowe's Cos. Inc.	1.700%	10/15/30	195	166
	Lowe's Cos. Inc.	2.625%	4/1/31	265	235
	Lowe's Cos. Inc.	3.750%	4/1/32	225	211
	Lowe's Cos. Inc.	5.000%	4/15/33	215	219
	Lowe's Cos. Inc.	5.150%	7/1/33	170	175
	Lowe's Cos. Inc.	2.800%	9/15/41	170	121
	Lowe's Cos. Inc.	3.700%	4/15/46	205	158
	Lowe's Cos. Inc.	4.050%	5/3/47	250	202
	Lowe's Cos. Inc.	3.000%	10/15/50	195	129
	Lowe's Cos. Inc.	4.250%	4/1/52	220	180
	Lowe's Cos. Inc.	5.625%	4/15/53	235	237
	Lowe's Cos. Inc.	4.450%	4/1/62	175	143
	Lowe's Cos. Inc.	5.800%	9/15/62	225	229
	Magna International Inc.	2.450%	6/15/30	115	103
[2]	Marriott International Inc.	3.125%	6/15/26	170	166
	Marriott International Inc.	5.000%	10/15/27	150	152
	Marriott International Inc.	4.900%	4/15/29	125	127
	Marriott International Inc.	4.875%	5/15/29	50	51
[2]	Marriott International Inc.	4.625%	6/15/30	180	180
[2]	Marriott International Inc.	2.850%	4/15/31	170	151
[2]	Marriott International Inc.	3.500%	10/15/32	195	176
	Marriott International Inc.	5.300%	5/15/34	110	112
[2]	McDonald's Corp.	3.700%	1/30/26	250	247
[2]	McDonald's Corp.	3.500%	3/1/27	145	142
[2]	McDonald's Corp.	3.500%	7/1/27	195	191
[2]	McDonald's Corp.	3.800%	4/1/28	190	187
[2]	McDonald's Corp.	2.625%	9/1/29	154	143
[2]	McDonald's Corp.	2.125%	3/1/30	85	76
[2]	McDonald's Corp.	3.600%	7/1/30	105	101
[2]	McDonald's Corp.	4.600%	9/9/32	85	85
[2]	McDonald's Corp.	4.700%	12/9/35	190	189
[2]	McDonald's Corp.	6.300%	10/15/37	180	202
[2]	McDonald's Corp.	6.300%	3/1/38	170	190
[2]	McDonald's Corp.	4.875%	12/9/45	220	207
[2]	McDonald's Corp.	4.450%	3/1/47	150	132
[2]	McDonald's Corp.	4.450%	9/1/48	152	134
[2]	McDonald's Corp.	3.625%	9/1/49	315	240
[2]	McDonald's Corp.	4.200%	4/1/50	100	84
[2]	McDonald's Corp.	5.150%	9/9/52	160	156
	McDonald's Corp.	5.450%	8/14/53	80	81
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	270	327
	NIKE Inc.	2.375%	11/1/26	190	183
	NIKE Inc.	2.750%	3/27/27	229	221
	NIKE Inc.	2.850%	3/27/30	240	224
	NIKE Inc.	3.250%	3/27/40	140	114
	NIKE Inc.	3.875%	11/1/45	185	157
	NIKE Inc.	3.375%	3/27/50	263	201
	NVR Inc.	3.000%	5/15/30	117	107
	O'Reilly Automotive Inc.	5.750%	11/20/26	120	123
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	156
	O'Reilly Automotive Inc.	4.700%	6/15/32	135	135
	Owens Corning	5.700%	6/15/34	130	136
8

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ralph Lauren Corp.	2.950%	6/15/30	180	166
Stanley Black & Decker Inc.	2.300%	3/15/30	160	141
Stanley Black & Decker Inc.	2.750%	11/15/50	115	70
Starbucks Corp.	4.750%	2/15/26	125	125
Starbucks Corp.	4.000%	11/15/28	130	128
Starbucks Corp.	3.550%	8/15/29	160	154
Starbucks Corp.	2.250%	3/12/30	95	85
Starbucks Corp.	2.550%	11/15/30	210	188
Starbucks Corp.	3.000%	2/14/32	175	157
Starbucks Corp.	4.500%	11/15/48	140	123
Starbucks Corp.	4.450%	8/15/49	220	191
Starbucks Corp.	3.500%	11/15/50	235	174
Tapestry Inc.	7.000%	11/27/26	125	129
Tapestry Inc.	7.350%	11/27/28	190	199
Tapestry Inc.	7.700%	11/27/30	130	138
Tapestry Inc.	7.850%	11/27/33	215	230
TJX Cos. Inc.	2.250%	9/15/26	165	158
Tractor Supply Co.	5.250%	5/15/33	85	87
VF Corp.	2.950%	4/23/30	160	138
				49,116
Consumer Staples (3.8%)
Bunge Ltd. Finance Corp.	2.750%	5/14/31	185	164
Campbell Soup Co.	4.150%	3/15/28	225	223
Campbell Soup Co.	5.400%	3/21/34	130	134
Coca-Cola Co.	3.375%	3/25/27	225	221
Coca-Cola Co.	1.450%	6/1/27	260	243
Coca-Cola Co.	1.500%	3/5/28	220	202
Coca-Cola Co.	1.000%	3/15/28	280	253
Coca-Cola Co.	2.125%	9/6/29	190	173
Coca-Cola Co.	3.450%	3/25/30	220	212
Coca-Cola Co.	1.650%	6/1/30	120	104
Coca-Cola Co.	2.000%	3/5/31	145	126
Coca-Cola Co.	1.375%	3/15/31	250	209
Coca-Cola Co.	2.250%	1/5/32	345	302
Coca-Cola Co.	5.000%	5/13/34	50	52
Coca-Cola Co.	4.650%	8/14/34	125	126
Coca-Cola Co.	2.500%	6/1/40	190	140
Coca-Cola Co.	2.875%	5/5/41	95	73
Coca-Cola Co.	2.600%	6/1/50	233	152
Coca-Cola Co.	3.000%	3/5/51	175	125
Coca-Cola Co.	2.500%	3/15/51	265	169
Coca-Cola Co.	5.300%	5/13/54	245	254
Coca-Cola Co.	5.200%	1/14/55	225	229
Coca-Cola Co.	2.750%	6/1/60	360	229
Coca-Cola Co.	5.400%	5/13/64	180	186
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	50	46
Conagra Brands Inc.	4.600%	11/1/25	270	269
Conagra Brands Inc.	1.375%	11/1/27	105	95
Conagra Brands Inc.	4.850%	11/1/28	190	192
Conagra Brands Inc.	5.300%	11/1/38	145	143
Conagra Brands Inc.	5.400%	11/1/48	160	154
Dollar General Corp.	3.500%	4/3/30	135	125
Dollar General Corp.	5.450%	7/5/33	175	175
Dollar Tree Inc.	4.200%	5/15/28	120	118
Dollar Tree Inc.	2.650%	12/1/31	140	119
General Mills Inc.	3.200%	2/10/27	35	34
General Mills Inc.	4.200%	4/17/28	284	282
General Mills Inc.	2.875%	4/15/30	155	142
General Mills Inc.	4.950%	3/29/33	200	202
Haleon US Capital LLC	3.375%	3/24/27	290	283
Haleon US Capital LLC	3.375%	3/24/29	330	315
Haleon US Capital LLC	3.625%	3/24/32	305	283
Haleon US Capital LLC	4.000%	3/24/52	130	109
Hormel Foods Corp.	1.700%	6/3/28	330	301
Hormel Foods Corp.	1.800%	6/11/30	130	114
J M Smucker Co.	5.900%	11/15/28	60	63
J M Smucker Co.	6.200%	11/15/33	150	164
J M Smucker Co.	6.500%	11/15/43	90	99
J M Smucker Co.	6.500%	11/15/53	175	196
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS USA Holding Lux Sarl	2.500%	1/15/27	120	114
	JBS USA Holding Lux Sarl	5.125%	2/1/28	145	146
	JBS USA Holding Lux Sarl	5.500%	1/15/30	295	297
	JBS USA Holding Lux Sarl	3.625%	1/15/32	310	278
	JBS USA Holding Lux Sarl	3.000%	5/15/32	165	141
	JBS USA Holding Lux Sarl	5.750%	4/1/33	218	223
[3]	JBS USA Holding Lux Sarl	6.750%	3/15/34	347	380
	JBS USA Holding Lux Sarl	4.375%	2/2/52	85	66
	JBS USA Holding Lux Sarl	6.500%	12/1/52	260	273
[3]	JBS USA Holding Lux Sarl	7.250%	11/15/53	145	166
	Kellanova	3.250%	4/1/26	155	152
	Kenvue Inc.	5.050%	3/22/28	200	206
	Kenvue Inc.	5.000%	3/22/30	70	72
	Kenvue Inc.	4.900%	3/22/33	200	205
	Kenvue Inc.	5.100%	3/22/43	150	151
	Kenvue Inc.	5.050%	3/22/53	240	239
	Kenvue Inc.	5.200%	3/22/63	90	90
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	125	127
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	156
	Keurig Dr Pepper Inc.	5.050%	3/15/29	140	144
	Keurig Dr Pepper Inc.	3.950%	4/15/29	150	147
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	89
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	116
	Keurig Dr Pepper Inc.	3.800%	5/1/50	65	51
	Keurig Dr Pepper Inc.	4.500%	4/15/52	275	242
	Kimberly-Clark Corp.	3.100%	3/26/30	165	156
	Kraft Heinz Foods Co.	3.000%	6/1/26	210	205
	Kraft Heinz Foods Co.	3.875%	5/15/27	215	212
	Kraft Heinz Foods Co.	6.875%	1/26/39	50	58
	Kraft Heinz Foods Co.	5.000%	6/4/42	190	179
	Kraft Heinz Foods Co.	5.200%	7/15/45	260	249
	Kraft Heinz Foods Co.	4.375%	6/1/46	475	406
	Kraft Heinz Foods Co.	4.875%	10/1/49	235	214
	McCormick & Co. Inc.	3.400%	8/15/27	95	93
	Mead Johnson Nutrition Co.	4.125%	11/15/25	219	218
	Mondelez International Inc.	2.625%	3/17/27	65	62
	Mondelez International Inc.	2.750%	4/13/30	97	89
	Mondelez International Inc.	3.000%	3/17/32	115	103
	Mondelez International Inc.	2.625%	9/4/50	205	130
	PepsiCo Inc.	5.250%	11/10/25	10	10
	PepsiCo Inc.	2.850%	2/24/26	85	83
	PepsiCo Inc.	2.375%	10/6/26	80	77
	PepsiCo Inc.	3.000%	10/15/27	220	213
	PepsiCo Inc.	3.600%	2/18/28	140	138
	PepsiCo Inc.	2.625%	7/29/29	110	103
	PepsiCo Inc.	2.750%	3/19/30	150	139
	PepsiCo Inc.	1.625%	5/1/30	180	157
	PepsiCo Inc.	1.400%	2/25/31	205	172
	PepsiCo Inc.	1.950%	10/21/31	175	150
	PepsiCo Inc.	3.900%	7/18/32	130	126
	PepsiCo Inc.	2.625%	10/21/41	160	117
	PepsiCo Inc.	4.450%	4/14/46	220	202
	PepsiCo Inc.	3.450%	10/6/46	125	99
	PepsiCo Inc.	2.875%	10/15/49	150	105
	PepsiCo Inc.	3.625%	3/19/50	285	228
	PepsiCo Inc.	2.750%	10/21/51	160	107
	PepsiCo Inc.	5.250%	7/17/54	80	83
	Pilgrim's Pride Corp.	4.250%	4/15/31	220	207
	Pilgrim's Pride Corp.	3.500%	3/1/32	215	190
	Pilgrim's Pride Corp.	6.250%	7/1/33	230	243
	Procter & Gamble Co.	0.550%	10/29/25	320	307
	Procter & Gamble Co.	1.000%	4/23/26	165	157
	Procter & Gamble Co.	2.450%	11/3/26	110	106
	Procter & Gamble Co.	1.900%	2/1/27	115	109
	Procter & Gamble Co.	2.850%	8/11/27	145	141
	Procter & Gamble Co.	3.000%	3/25/30	315	299
	Procter & Gamble Co.	1.200%	10/29/30	205	173
	Procter & Gamble Co.	1.950%	4/23/31	170	150
	Procter & Gamble Co.	2.300%	2/1/32	305	272
	Procter & Gamble Co.	4.050%	1/26/33	180	178
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	4.550%	1/29/34	70	71
	Sysco Corp.	3.750%	10/1/25	35	35
	Sysco Corp.	3.300%	7/15/26	130	127
	Sysco Corp.	3.250%	7/15/27	165	160
	Sysco Corp.	5.950%	4/1/30	192	205
	Sysco Corp.	6.600%	4/1/50	200	230
	Sysco Corp.	3.150%	12/14/51	250	170
	Target Corp.	2.500%	4/15/26	135	132
	Target Corp.	1.950%	1/15/27	160	153
	Target Corp.	3.375%	4/15/29	240	233
	Target Corp.	2.350%	2/15/30	150	136
	Target Corp.	4.500%	9/15/32	110	111
	Target Corp.	4.000%	7/1/42	235	208
	Target Corp.	2.950%	1/15/52	200	137
	Target Corp.	4.800%	1/15/53	155	149
	Tyson Foods Inc.	4.000%	3/1/26	375	371
	Tyson Foods Inc.	3.550%	6/2/27	330	322
	Tyson Foods Inc.	4.350%	3/1/29	160	158
	Tyson Foods Inc.	5.700%	3/15/34	40	42
	Tyson Foods Inc.	4.550%	6/2/47	130	111
	Tyson Foods Inc.	5.100%	9/28/48	145	134
	Unilever Capital Corp.	2.900%	5/5/27	185	179
	Unilever Capital Corp.	4.250%	8/12/27	75	75
	Unilever Capital Corp.	3.500%	3/22/28	230	225
	Unilever Capital Corp.	2.125%	9/6/29	200	181
	Unilever Capital Corp.	1.750%	8/12/31	90	76
	Unilever Capital Corp.	5.900%	11/15/32	205	225
	Unilever Capital Corp.	5.000%	12/8/33	110	114
	Unilever Capital Corp.	4.625%	8/12/34	175	175
					24,455
Financials (42.7%)
[2]	Aegon Ltd.	5.500%	4/11/48	185	182
	AerCap Ireland Capital DAC	1.750%	1/30/26	175	168
	AerCap Ireland Capital DAC	2.450%	10/29/26	450	429
	AerCap Ireland Capital DAC	6.100%	1/15/27	185	190
	AerCap Ireland Capital DAC	6.450%	4/15/27	260	271
	AerCap Ireland Capital DAC	3.650%	7/21/27	265	258
	AerCap Ireland Capital DAC	5.750%	6/6/28	248	257
	AerCap Ireland Capital DAC	3.000%	10/29/28	600	562
	AerCap Ireland Capital DAC	6.150%	9/30/30	175	187
	AerCap Ireland Capital DAC	3.300%	1/30/32	620	552
	AerCap Ireland Capital DAC	3.400%	10/29/33	280	244
	AerCap Ireland Capital DAC	3.850%	10/29/41	275	226
	AerCap Ireland Capital DAC	6.950%	3/10/55	125	129
	Aflac Inc.	3.600%	4/1/30	115	110
[2]	Air Lease Corp.	2.875%	1/15/26	340	331
[2]	Air Lease Corp.	3.750%	6/1/26	150	147
[2]	Air Lease Corp.	5.300%	6/25/26	40	40
	Air Lease Corp.	1.875%	8/15/26	180	171
	Air Lease Corp.	2.200%	1/15/27	275	260
	Air Lease Corp.	3.125%	12/1/30	125	113
[2]	Air Lease Corp.	2.875%	1/15/32	75	65
	Allstate Corp.	5.250%	3/30/33	215	222
	Ally Financial Inc.	4.750%	6/9/27	135	134
	Ally Financial Inc.	7.100%	11/15/27	105	112
	Ally Financial Inc.	2.200%	11/2/28	175	157
	Ally Financial Inc.	6.992%	6/13/29	140	149
	Ally Financial Inc.	6.848%	1/3/30	170	180
[2]	Ally Financial Inc.	8.000%	11/1/31	288	329
	Ally Financial Inc.	6.184%	7/26/35	40	41
	American Express Co.	4.200%	11/6/25	210	209
	American Express Co.	4.900%	2/13/26	170	171
	American Express Co.	3.125%	5/20/26	250	244
	American Express Co.	6.338%	10/30/26	125	127
	American Express Co.	1.650%	11/4/26	200	188
	American Express Co.	2.550%	3/4/27	395	378
	American Express Co.	5.645%	4/23/27	305	310
	American Express Co.	3.300%	5/3/27	412	401
	American Express Co.	5.389%	7/28/27	160	163
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.850%	11/5/27	260	272
	American Express Co.	5.098%	2/16/28	320	324
	American Express Co.	5.043%	7/26/28	245	248
	American Express Co.	4.050%	5/3/29	105	105
	American Express Co.	5.282%	7/27/29	281	289
	American Express Co.	5.532%	4/25/30	190	197
	American Express Co.	6.489%	10/30/31	125	137
	American Express Co.	4.989%	5/26/33	145	145
	American Express Co.	4.420%	8/3/33	130	127
	American Express Co.	5.043%	5/1/34	169	171
	American Express Co.	5.284%	7/26/35	345	353
	American Express Co.	4.050%	12/3/42	155	137
	American International Group Inc.	5.125%	3/27/33	85	87
	American International Group Inc.	4.800%	7/10/45	100	93
	American International Group Inc.	4.750%	4/1/48	175	161
[2]	American International Group Inc.	5.750%	4/1/48	45	45
	American International Group Inc.	4.375%	6/30/50	170	148
	Ameriprise Financial Inc.	5.150%	5/15/33	145	149
	Aon Corp.	3.750%	5/2/29	90	87
	Aon Corp.	2.800%	5/15/30	240	219
	Aon Corp.	5.350%	2/28/33	115	119
	Aon Corp.	3.900%	2/28/52	135	105
	Aon Global Ltd.	3.875%	12/15/25	254	252
	Aon North America Inc.	5.150%	3/1/29	150	154
	Aon North America Inc.	5.450%	3/1/34	270	279
	Aon North America Inc.	5.750%	3/1/54	335	346
	Apollo Global Management Inc.	5.800%	5/21/54	140	144
	Arch Capital Group Ltd.	3.635%	6/30/50	165	125
	Ares Capital Corp.	3.875%	1/15/26	185	181
	Ares Capital Corp.	2.150%	7/15/26	160	151
	Ares Capital Corp.	7.000%	1/15/27	145	150
	Ares Capital Corp.	2.875%	6/15/28	200	183
	Ares Capital Corp.	5.875%	3/1/29	165	168
	Ares Capital Corp.	5.950%	7/15/29	135	138
	Arthur J Gallagher & Co.	3.500%	5/20/51	135	97
	Athene Holding Ltd.	4.125%	1/12/28	180	176
	Athene Holding Ltd.	6.250%	4/1/54	185	192
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	245	248
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	230	228
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	200	201
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	280	282
	AXA SA	8.600%	12/15/30	85	102
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	175	168
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	75	76
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	190	197
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	200	206
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	120	136
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	125	130
	Banco Santander SA	5.179%	11/19/25	270	270
	Banco Santander SA	1.849%	3/25/26	195	186
	Banco Santander SA	4.250%	4/11/27	255	252
	Banco Santander SA	5.294%	8/18/27	390	397
	Banco Santander SA	1.722%	9/14/27	160	150
	Banco Santander SA	6.527%	11/7/27	90	93
	Banco Santander SA	3.800%	2/23/28	265	257
	Banco Santander SA	4.175%	3/24/28	200	197
	Banco Santander SA	4.379%	4/12/28	290	286
[2]	Banco Santander SA	5.365%	7/15/28	270	275
	Banco Santander SA	5.588%	8/8/28	145	150
	Banco Santander SA	6.607%	11/7/28	245	264
	Banco Santander SA	3.306%	6/27/29	160	151
	Banco Santander SA	5.538%	3/14/30	235	241
	Banco Santander SA	3.490%	5/28/30	45	42
	Banco Santander SA	2.749%	12/3/30	325	283
	Banco Santander SA	2.958%	3/25/31	165	147
	Banco Santander SA	5.439%	7/15/31	200	206
	Banco Santander SA	3.225%	11/22/32	165	142
	Banco Santander SA	6.921%	8/8/33	305	332
	Banco Santander SA	6.938%	11/7/33	220	250
	Banco Santander SA	6.350%	3/14/34	200	209
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	4.450%	3/3/26	410	409
[2]	Bank of America Corp.	3.500%	4/19/26	425	418
[2]	Bank of America Corp.	4.250%	10/22/26	363	361
[2]	Bank of America Corp.	1.197%	10/24/26	480	460
	Bank of America Corp.	5.080%	1/20/27	495	497
[2]	Bank of America Corp.	1.658%	3/11/27	510	487
[2]	Bank of America Corp.	3.559%	4/23/27	460	452
	Bank of America Corp.	1.734%	7/22/27	850	806
	Bank of America Corp.	5.933%	9/15/27	315	323
[2]	Bank of America Corp.	3.248%	10/21/27	449	435
[2]	Bank of America Corp.	4.183%	11/25/27	295	292
[2]	Bank of America Corp.	3.824%	1/20/28	290	285
[2]	Bank of America Corp.	2.551%	2/4/28	370	353
[2]	Bank of America Corp.	3.705%	4/24/28	355	347
	Bank of America Corp.	4.376%	4/27/28	451	448
[2]	Bank of America Corp.	3.593%	7/21/28	380	370
[2]	Bank of America Corp.	4.948%	7/22/28	460	465
	Bank of America Corp.	6.204%	11/10/28	360	377
[2]	Bank of America Corp.	3.419%	12/20/28	1,038	1,000
[2]	Bank of America Corp.	3.970%	3/5/29	440	431
	Bank of America Corp.	5.202%	4/25/29	535	546
[2]	Bank of America Corp.	2.087%	6/14/29	540	494
[2]	Bank of America Corp.	4.271%	7/23/29	578	572
	Bank of America Corp.	5.819%	9/15/29	425	444
[2]	Bank of America Corp.	3.974%	2/7/30	475	462
[2]	Bank of America Corp.	3.194%	7/23/30	360	337
[2]	Bank of America Corp.	2.884%	10/22/30	385	354
[2]	Bank of America Corp.	2.496%	2/13/31	450	403
[2]	Bank of America Corp.	2.592%	4/29/31	475	426
[2]	Bank of America Corp.	1.898%	7/23/31	425	364
[2]	Bank of America Corp.	1.922%	10/24/31	350	298
[2]	Bank of America Corp.	2.651%	3/11/32	285	250
	Bank of America Corp.	2.687%	4/22/32	740	649
	Bank of America Corp.	2.299%	7/21/32	570	485
	Bank of America Corp.	2.572%	10/20/32	515	446
[2]	Bank of America Corp.	2.972%	2/4/33	590	520
	Bank of America Corp.	4.571%	4/27/33	705	690
[2]	Bank of America Corp.	5.015%	7/22/33	850	860
	Bank of America Corp.	5.288%	4/25/34	810	828
	Bank of America Corp.	5.872%	9/15/34	590	627
	Bank of America Corp.	5.468%	1/23/35	865	896
[2]	Bank of America Corp.	5.425%	8/15/35	195	196
	Bank of America Corp.	2.482%	9/21/36	455	378
	Bank of America Corp.	6.110%	1/29/37	400	434
	Bank of America Corp.	3.846%	3/8/37	365	331
[2]	Bank of America Corp.	4.244%	4/24/38	365	338
	Bank of America Corp.	7.750%	5/14/38	245	304
[2]	Bank of America Corp.	4.078%	4/23/40	275	246
[2]	Bank of America Corp.	2.676%	6/19/41	810	592
[2]	Bank of America Corp.	5.875%	2/7/42	315	343
	Bank of America Corp.	3.311%	4/22/42	515	407
[2]	Bank of America Corp.	5.000%	1/21/44	360	359
[2]	Bank of America Corp.	4.443%	1/20/48	441	396
[2]	Bank of America Corp.	3.946%	1/23/49	190	158
[2]	Bank of America Corp.	4.330%	3/15/50	500	440
[2]	Bank of America Corp.	4.083%	3/20/51	830	698
[2]	Bank of America Corp.	2.831%	10/24/51	235	158
[2]	Bank of America Corp.	3.483%	3/13/52	190	145
	Bank of America Corp.	2.972%	7/21/52	425	294
	Bank of America NA	5.526%	8/18/26	390	399
[2]	Bank of America NA	6.000%	10/15/36	225	244
	Bank of Montreal	5.920%	9/25/25	115	116
	Bank of Montreal	5.300%	6/5/26	85	86
[2]	Bank of Montreal	1.250%	9/15/26	225	211
	Bank of Montreal	5.266%	12/11/26	110	112
[2]	Bank of Montreal	0.949%	1/22/27	195	185
[2]	Bank of Montreal	2.650%	3/8/27	235	226
[2]	Bank of Montreal	4.700%	9/14/27	200	202
	Bank of Montreal	5.203%	2/1/28	150	153
	Bank of Montreal	5.717%	9/25/28	175	183
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.511%	6/4/31	125	130
[2]	Bank of Montreal	3.803%	12/15/32	180	173
	Bank of Montreal	3.088%	1/10/37	235	201
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	150	146
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	85	82
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	125	119
	Bank of New York Mellon Corp.	4.947%	4/26/27	190	191
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	145	141
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	115	111
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	270	263
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	275	272
	Bank of New York Mellon Corp.	4.890%	7/21/28	160	162
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	130	135
	Bank of New York Mellon Corp.	4.543%	2/1/29	135	136
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	205	194
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	187	200
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	140	143
	Bank of New York Mellon Corp.	5.060%	7/22/32	160	164
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	233	225
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	255	272
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	79
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	111
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	240	267
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	85	87
	Bank of Nova Scotia	4.500%	12/16/25	230	229
	Bank of Nova Scotia	4.750%	2/2/26	165	165
	Bank of Nova Scotia	1.050%	3/2/26	185	176
	Bank of Nova Scotia	1.350%	6/24/26	170	161
	Bank of Nova Scotia	2.700%	8/3/26	140	135
	Bank of Nova Scotia	1.300%	9/15/26	255	240
	Bank of Nova Scotia	5.350%	12/7/26	125	127
	Bank of Nova Scotia	1.950%	2/2/27	70	66
[2]	Bank of Nova Scotia	5.400%	6/4/27	85	87
	Bank of Nova Scotia	5.250%	6/12/28	150	154
	Bank of Nova Scotia	4.850%	2/1/30	200	203
	Bank of Nova Scotia	2.450%	2/2/32	90	77
	Bank of Nova Scotia	5.650%	2/1/34	150	158
	Bank of Nova Scotia	4.588%	5/4/37	200	188
	Barclays plc	4.375%	1/12/26	455	452
[2]	Barclays plc	2.852%	5/7/26	225	221
	Barclays plc	5.200%	5/12/26	349	350
	Barclays plc	7.325%	11/2/26	265	272
	Barclays plc	5.829%	5/9/27	255	259
	Barclays plc	6.496%	9/13/27	110	114
	Barclays plc	2.279%	11/24/27	265	251
	Barclays plc	4.337%	1/10/28	390	384
	Barclays plc	5.674%	3/12/28	25	25
	Barclays plc	4.836%	5/9/28	315	312
	Barclays plc	5.501%	8/9/28	285	291
	Barclays plc	7.385%	11/2/28	190	204
[2]	Barclays plc	4.972%	5/16/29	255	256
	Barclays plc	6.490%	9/13/29	210	222
	Barclays plc	5.690%	3/12/30	140	144
[2]	Barclays plc	5.088%	6/20/30	235	234
	Barclays plc	2.645%	6/24/31	130	115
	Barclays plc	2.667%	3/10/32	235	203
	Barclays plc	2.894%	11/24/32	245	211
	Barclays plc	5.746%	8/9/33	295	305
	Barclays plc	7.437%	11/2/33	335	382
	Barclays plc	6.224%	5/9/34	260	276
	Barclays plc	7.119%	6/27/34	225	247
	Barclays plc	6.692%	9/13/34	245	268
	Barclays plc	3.564%	9/23/35	190	171
	Barclays plc	3.811%	3/10/42	125	100
	Barclays plc	3.330%	11/24/42	165	124
	Barclays plc	5.250%	8/17/45	220	217
	Barclays plc	4.950%	1/10/47	240	225
	Barclays plc	6.036%	3/12/55	240	255
	BlackRock Funding Inc.	5.250%	3/14/54	145	147
	BlackRock Funding Inc.	5.350%	1/8/55	190	195
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	3.250%	4/30/29	220	212
	BlackRock Inc.	2.400%	4/30/30	193	175
	BlackRock Inc.	1.900%	1/28/31	190	164
	BlackRock Inc.	2.100%	2/25/32	191	162
	BlackRock Inc.	4.750%	5/25/33	415	420
	Blue Owl Capital Corp.	2.875%	6/11/28	130	119
[3]	Blue Owl Finance LLC	6.250%	4/18/34	185	192
	Brighthouse Financial Inc.	3.700%	6/22/27	145	140
	Brighthouse Financial Inc.	4.700%	6/22/47	128	102
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	105	108
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	127
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	125	128
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	225	229
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	185	190
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	235	216
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	160	172
	Capital One Financial Corp.	4.200%	10/29/25	235	232
	Capital One Financial Corp.	3.750%	7/28/26	175	171
	Capital One Financial Corp.	3.750%	3/9/27	200	196
	Capital One Financial Corp.	3.650%	5/11/27	345	337
	Capital One Financial Corp.	7.149%	10/29/27	150	157
	Capital One Financial Corp.	1.878%	11/2/27	265	249
	Capital One Financial Corp.	3.800%	1/31/28	375	364
	Capital One Financial Corp.	4.927%	5/10/28	200	201
	Capital One Financial Corp.	5.468%	2/1/29	285	290
	Capital One Financial Corp.	6.312%	6/8/29	210	220
	Capital One Financial Corp.	5.700%	2/1/30	160	165
	Capital One Financial Corp.	3.273%	3/1/30	175	163
	Capital One Financial Corp.	5.247%	7/26/30	90	91
	Capital One Financial Corp.	5.463%	7/26/30	162	165
[2]	Capital One Financial Corp.	7.624%	10/30/31	280	316
	Capital One Financial Corp.	2.359%	7/29/32	200	161
	Capital One Financial Corp.	5.268%	5/10/33	190	189
	Capital One Financial Corp.	5.817%	2/1/34	235	240
	Capital One Financial Corp.	6.377%	6/8/34	260	276
	Capital One Financial Corp.	6.051%	2/1/35	160	166
	Capital One Financial Corp.	5.884%	7/26/35	162	166
	Charles Schwab Corp.	0.900%	3/11/26	165	156
	Charles Schwab Corp.	1.150%	5/13/26	245	232
	Charles Schwab Corp.	5.875%	8/24/26	85	87
	Charles Schwab Corp.	2.450%	3/3/27	220	210
	Charles Schwab Corp.	2.000%	3/20/28	185	171
	Charles Schwab Corp.	5.643%	5/19/29	230	238
	Charles Schwab Corp.	6.196%	11/17/29	85	90
	Charles Schwab Corp.	1.650%	3/11/31	125	104
	Charles Schwab Corp.	2.300%	5/13/31	90	78
	Charles Schwab Corp.	1.950%	12/1/31	245	204
	Charles Schwab Corp.	2.900%	3/3/32	140	124
	Charles Schwab Corp.	5.853%	5/19/34	190	200
	Charles Schwab Corp.	6.136%	8/24/34	220	236
	Chubb Corp.	6.000%	5/11/37	180	198
	Chubb INA Holdings LLC	3.350%	5/3/26	290	285
	Chubb INA Holdings LLC	1.375%	9/15/30	200	170
	Chubb INA Holdings LLC	5.000%	3/15/34	135	138
	Chubb INA Holdings LLC	4.350%	11/3/45	190	171
	Chubb INA Holdings LLC	3.050%	12/15/61	140	93
	CI Financial Corp.	3.200%	12/17/30	134	111
	Citibank NA	5.864%	9/29/25	360	365
[2]	Citibank NA	5.438%	4/30/26	345	350
	Citibank NA	4.929%	8/6/26	325	328
[2]	Citibank NA	5.488%	12/4/26	445	455
	Citibank NA	5.803%	9/29/28	395	415
	Citibank NA	4.838%	8/6/29	325	330
[2]	Citibank NA	5.570%	4/30/34	300	315
	Citigroup Inc.	5.500%	9/13/25	225	226
	Citigroup Inc.	3.700%	1/12/26	395	390
	Citigroup Inc.	4.600%	3/9/26	305	304
	Citigroup Inc.	3.400%	5/1/26	360	353
	Citigroup Inc.	5.610%	9/29/26	420	423
	Citigroup Inc.	3.200%	10/21/26	465	452
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.300%	11/20/26	205	204
	Citigroup Inc.	1.122%	1/28/27	465	442
	Citigroup Inc.	1.462%	6/9/27	410	388
	Citigroup Inc.	4.450%	9/29/27	555	552
[2]	Citigroup Inc.	3.887%	1/10/28	380	374
[2]	Citigroup Inc.	3.070%	2/24/28	440	425
	Citigroup Inc.	4.658%	5/24/28	285	286
[2]	Citigroup Inc.	3.668%	7/24/28	430	419
	Citigroup Inc.	4.125%	7/25/28	330	325
[2]	Citigroup Inc.	3.520%	10/27/28	360	349
[2]	Citigroup Inc.	4.075%	4/23/29	300	295
	Citigroup Inc.	5.174%	2/13/30	440	448
[2]	Citigroup Inc.	3.980%	3/20/30	400	388
[2]	Citigroup Inc.	2.976%	11/5/30	425	391
[2]	Citigroup Inc.	2.666%	1/29/31	380	342
[2]	Citigroup Inc.	4.412%	3/31/31	585	575
[2]	Citigroup Inc.	2.572%	6/3/31	670	595
	Citigroup Inc.	2.561%	5/1/32	485	420
	Citigroup Inc.	6.625%	6/15/32	290	318
	Citigroup Inc.	2.520%	11/3/32	300	256
	Citigroup Inc.	3.057%	1/25/33	445	391
	Citigroup Inc.	3.785%	3/17/33	535	494
	Citigroup Inc.	4.910%	5/24/33	430	428
	Citigroup Inc.	6.270%	11/17/33	490	530
	Citigroup Inc.	6.174%	5/25/34	520	549
	Citigroup Inc.	5.827%	2/13/35	385	396
	Citigroup Inc.	5.449%	6/11/35	515	529
[2]	Citigroup Inc.	3.878%	1/24/39	286	250
	Citigroup Inc.	8.125%	7/15/39	287	373
[2]	Citigroup Inc.	5.316%	3/26/41	215	214
	Citigroup Inc.	5.875%	1/30/42	230	247
	Citigroup Inc.	2.904%	11/3/42	280	204
	Citigroup Inc.	6.675%	9/13/43	110	126
	Citigroup Inc.	5.300%	5/6/44	145	143
	Citigroup Inc.	4.650%	7/30/45	65	59
	Citigroup Inc.	4.750%	5/18/46	260	235
[2]	Citigroup Inc.	4.281%	4/24/48	145	125
	Citigroup Inc.	4.650%	7/23/48	395	360
	Citizens Bank NA	4.575%	8/9/28	34	34
	Citizens Financial Group Inc.	5.841%	1/23/30	285	293
	Citizens Financial Group Inc.	3.250%	4/30/30	214	196
	Citizens Financial Group Inc.	5.718%	7/23/32	202	206
	Citizens Financial Group Inc.	6.645%	4/25/35	155	167
	CME Group Inc.	2.650%	3/15/32	130	116
	CME Group Inc.	5.300%	9/15/43	128	134
	Comerica Inc.	5.982%	1/30/30	175	178
	Commonwealth Bank of Australia	5.499%	9/12/25	250	252
	Commonwealth Bank of Australia	5.316%	3/13/26	15	15
	Cooperatieve Rabobank UA	4.850%	1/9/26	115	115
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	230	225
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	255	263
	Cooperatieve Rabobank UA	5.750%	12/1/43	225	233
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	190
	Corebridge Financial Inc.	3.650%	4/5/27	183	179
	Corebridge Financial Inc.	3.850%	4/5/29	150	145
	Corebridge Financial Inc.	3.900%	4/5/32	222	206
	Corebridge Financial Inc.	5.750%	1/15/34	160	167
	Corebridge Financial Inc.	4.400%	4/5/52	335	277
	Corebridge Financial Inc.	6.875%	12/15/52	150	153
	Deutsche Bank AG	1.686%	3/19/26	120	115
	Deutsche Bank AG	2.129%	11/24/26	390	376
	Deutsche Bank AG	7.146%	7/13/27	215	223
	Deutsche Bank AG	2.311%	11/16/27	356	335
	Deutsche Bank AG	2.552%	1/7/28	40	38
	Deutsche Bank AG	5.706%	2/8/28	218	222
	Deutsche Bank AG	6.720%	1/18/29	320	337
	Deutsche Bank AG	5.414%	5/10/29	170	175
	Deutsche Bank AG	6.819%	11/20/29	205	218
[2]	Deutsche Bank AG	3.547%	9/18/31	220	202
	Deutsche Bank AG	3.729%	1/14/32	160	141
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	3.035%	5/28/32	175	153
	Deutsche Bank AG	4.875%	12/1/32	190	185
	Deutsche Bank AG	3.742%	1/7/33	200	171
	Deutsche Bank AG	7.079%	2/10/34	230	243
[2]	Discover Bank	3.450%	7/27/26	200	194
[2]	Discover Bank	4.650%	9/13/28	165	164
	Discover Financial Services	4.100%	2/9/27	130	128
	Discover Financial Services	6.700%	11/29/32	175	191
	Discover Financial Services	7.964%	11/2/34	185	214
	Enact Holdings Inc.	6.250%	5/28/29	100	103
	Equitable Holdings Inc.	4.350%	4/20/28	332	328
	Equitable Holdings Inc.	5.000%	4/20/48	154	144
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	100	70
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	250	163
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	180	184
[3]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	120	125
[3]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	160	168
	Fifth Third Bancorp	2.550%	5/5/27	125	119
	Fifth Third Bancorp	6.361%	10/27/28	215	225
	Fifth Third Bancorp	6.339%	7/27/29	120	126
	Fifth Third Bancorp	4.772%	7/28/30	250	249
	Fifth Third Bancorp	5.631%	1/29/32	210	216
	Fifth Third Bancorp	8.250%	3/1/38	150	186
[2]	Fifth Third Bank NA	3.850%	3/15/26	155	152
	Franklin Resources Inc.	1.600%	10/30/30	130	109
	FS KKR Capital Corp.	3.125%	10/12/28	15	13
	Global Payments Inc.	1.200%	3/1/26	165	156
	Global Payments Inc.	4.800%	4/1/26	160	160
	Global Payments Inc.	2.150%	1/15/27	120	114
	Global Payments Inc.	3.200%	8/15/29	185	172
	Global Payments Inc.	2.900%	5/15/30	205	185
	Global Payments Inc.	2.900%	11/15/31	170	148
	Global Payments Inc.	5.400%	8/15/32	125	127
	Global Payments Inc.	4.150%	8/15/49	60	48
	Global Payments Inc.	5.950%	8/15/52	85	86
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	265	267
	Goldman Sachs Bank USA	5.414%	5/21/27	305	308
	Goldman Sachs Capital I	6.345%	2/15/34	163	177
	Goldman Sachs Group Inc.	4.250%	10/21/25	285	283
	Goldman Sachs Group Inc.	3.750%	2/25/26	377	373
	Goldman Sachs Group Inc.	3.500%	11/16/26	482	471
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	415	395
	Goldman Sachs Group Inc.	5.950%	1/15/27	180	185
	Goldman Sachs Group Inc.	3.850%	1/26/27	490	483
	Goldman Sachs Group Inc.	1.431%	3/9/27	400	380
	Goldman Sachs Group Inc.	1.542%	9/10/27	410	385
	Goldman Sachs Group Inc.	1.948%	10/21/27	645	609
	Goldman Sachs Group Inc.	2.640%	2/24/28	410	391
	Goldman Sachs Group Inc.	3.615%	3/15/28	510	498
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	435	425
	Goldman Sachs Group Inc.	4.482%	8/23/28	415	414
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	500	486
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	523	516
	Goldman Sachs Group Inc.	6.484%	10/24/29	355	379
	Goldman Sachs Group Inc.	2.600%	2/7/30	370	336
	Goldman Sachs Group Inc.	3.800%	3/15/30	385	371
	Goldman Sachs Group Inc.	5.727%	4/25/30	465	484
	Goldman Sachs Group Inc.	5.049%	7/23/30	405	411
	Goldman Sachs Group Inc.	1.992%	1/27/32	425	357
	Goldman Sachs Group Inc.	2.615%	4/22/32	615	535
	Goldman Sachs Group Inc.	2.383%	7/21/32	575	490
	Goldman Sachs Group Inc.	2.650%	10/21/32	505	436
	Goldman Sachs Group Inc.	6.125%	2/15/33	300	332
	Goldman Sachs Group Inc.	3.102%	2/24/33	690	610
	Goldman Sachs Group Inc.	6.561%	10/24/34	165	183
	Goldman Sachs Group Inc.	5.851%	4/25/35	440	465
	Goldman Sachs Group Inc.	5.330%	7/23/35	486	495
	Goldman Sachs Group Inc.	6.750%	10/1/37	905	1,020
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	415	368
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	195	180
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	435	486
	Goldman Sachs Group Inc.	3.210%	4/22/42	440	340
	Goldman Sachs Group Inc.	2.908%	7/21/42	250	185
	Goldman Sachs Group Inc.	3.436%	2/24/43	245	194
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	290	276
	Goldman Sachs Group Inc.	5.150%	5/22/45	300	295
	Goldman Sachs Group Inc.	4.750%	10/21/45	290	274
	Hartford Financial Services Group Inc.	3.600%	8/19/49	195	148
	HSBC Holdings plc	4.180%	12/9/25	100	100
	HSBC Holdings plc	4.300%	3/8/26	323	321
	HSBC Holdings plc	3.900%	5/25/26	265	262
[2]	HSBC Holdings plc	2.099%	6/4/26	290	283
[2]	HSBC Holdings plc	4.292%	9/12/26	305	303
	HSBC Holdings plc	7.336%	11/3/26	325	334
	HSBC Holdings plc	4.375%	11/23/26	265	262
	HSBC Holdings plc	1.589%	5/24/27	245	232
	HSBC Holdings plc	5.887%	8/14/27	310	317
	HSBC Holdings plc	2.251%	11/22/27	267	253
[2]	HSBC Holdings plc	4.041%	3/13/28	465	457
	HSBC Holdings plc	5.597%	5/17/28	180	184
	HSBC Holdings plc	4.755%	6/9/28	330	330
	HSBC Holdings plc	5.210%	8/11/28	310	314
[2]	HSBC Holdings plc	2.013%	9/22/28	185	171
	HSBC Holdings plc	7.390%	11/3/28	330	355
	HSBC Holdings plc	6.161%	3/9/29	505	528
[2]	HSBC Holdings plc	4.583%	6/19/29	425	422
	HSBC Holdings plc	2.206%	8/17/29	430	390
	HSBC Holdings plc	5.546%	3/4/30	245	252
	HSBC Holdings plc	4.950%	3/31/30	455	463
[2]	HSBC Holdings plc	3.973%	5/22/30	380	366
[2]	HSBC Holdings plc	2.848%	6/4/31	335	301
[2]	HSBC Holdings plc	2.357%	8/18/31	390	339
	HSBC Holdings plc	5.733%	5/17/32	100	104
	HSBC Holdings plc	2.804%	5/24/32	490	425
	HSBC Holdings plc	2.871%	11/22/32	245	212
	HSBC Holdings plc	4.762%	3/29/33	550	530
	HSBC Holdings plc	5.402%	8/11/33	335	343
	HSBC Holdings plc	8.113%	11/3/33	395	461
	HSBC Holdings plc	6.254%	3/9/34	405	436
	HSBC Holdings plc	6.547%	6/20/34	355	379
	HSBC Holdings plc	7.399%	11/13/34	335	375
	HSBC Holdings plc	5.719%	3/4/35	215	224
	HSBC Holdings plc	6.500%	5/2/36	190	206
	HSBC Holdings plc	6.500%	9/15/37	250	271
[2]	HSBC Holdings plc	6.500%	9/15/37	135	145
	HSBC Holdings plc	6.800%	6/1/38	145	162
	HSBC Holdings plc	6.100%	1/14/42	100	111
	HSBC Holdings plc	6.332%	3/9/44	470	514
	HSBC Holdings plc	5.250%	3/14/44	352	342
	Huntington Bancshares Inc.	4.443%	8/4/28	155	155
	Huntington Bancshares Inc.	6.208%	8/21/29	229	240
	Huntington Bancshares Inc.	2.550%	2/4/30	115	102
	Huntington Bancshares Inc.	5.709%	2/2/35	160	164
	Huntington National Bank	4.552%	5/17/28	175	174
	Huntington National Bank	5.650%	1/10/30	100	104
	ING Groep NV	3.950%	3/29/27	275	271
	ING Groep NV	1.726%	4/1/27	195	186
	ING Groep NV	6.083%	9/11/27	140	144
	ING Groep NV	4.017%	3/28/28	165	163
	ING Groep NV	4.550%	10/2/28	350	350
	ING Groep NV	4.050%	4/9/29	101	99
	ING Groep NV	5.335%	3/19/30	100	102
	ING Groep NV	2.727%	4/1/32	195	171
	ING Groep NV	4.252%	3/28/33	170	163
	ING Groep NV	6.114%	9/11/34	300	321
	ING Groep NV	5.550%	3/19/35	325	335
	Intercontinental Exchange Inc.	3.750%	12/1/25	235	233
	Intercontinental Exchange Inc.	4.000%	9/15/27	270	268
	Intercontinental Exchange Inc.	4.350%	6/15/29	180	180
	Intercontinental Exchange Inc.	2.100%	6/15/30	350	309
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	1.850%	9/15/32	270	220
	Intercontinental Exchange Inc.	4.600%	3/15/33	245	244
	Intercontinental Exchange Inc.	2.650%	9/15/40	245	180
	Intercontinental Exchange Inc.	4.250%	9/21/48	275	239
	Intercontinental Exchange Inc.	3.000%	6/15/50	252	175
	Intercontinental Exchange Inc.	4.950%	6/15/52	225	219
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	194
	Intercontinental Exchange Inc.	5.200%	6/15/62	210	209
	JPMorgan Chase & Co.	3.300%	4/1/26	380	373
	JPMorgan Chase & Co.	3.200%	6/15/26	285	279
	JPMorgan Chase & Co.	2.950%	10/1/26	415	403
	JPMorgan Chase & Co.	1.045%	11/19/26	475	454
	JPMorgan Chase & Co.	4.125%	12/15/26	405	402
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	370	366
	JPMorgan Chase & Co.	1.040%	2/4/27	310	295
	JPMorgan Chase & Co.	1.578%	4/22/27	560	533
	JPMorgan Chase & Co.	1.470%	9/22/27	410	385
	JPMorgan Chase & Co.	4.250%	10/1/27	305	304
	JPMorgan Chase & Co.	6.070%	10/22/27	275	284
	JPMorgan Chase & Co.	3.625%	12/1/27	360	352
	JPMorgan Chase & Co.	5.040%	1/23/28	290	293
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	430	423
	JPMorgan Chase & Co.	2.947%	2/24/28	245	236
	JPMorgan Chase & Co.	5.571%	4/22/28	395	405
	JPMorgan Chase & Co.	4.323%	4/26/28	435	433
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	515	502
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	260	244
	JPMorgan Chase & Co.	4.979%	7/22/28	180	182
	JPMorgan Chase & Co.	4.851%	7/25/28	510	515
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	470	455
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	325	319
	JPMorgan Chase & Co.	2.069%	6/1/29	280	256
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	350	345
	JPMorgan Chase & Co.	5.299%	7/24/29	410	421
	JPMorgan Chase & Co.	6.087%	10/23/29	370	391
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	370	369
	JPMorgan Chase & Co.	5.012%	1/23/30	395	402
	JPMorgan Chase & Co.	5.581%	4/22/30	435	453
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	440	424
	JPMorgan Chase & Co.	4.565%	6/14/30	290	290
	JPMorgan Chase & Co.	4.995%	7/22/30	446	454
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	485	444
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	540	538
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	465	417
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	510	464
	JPMorgan Chase & Co.	1.764%	11/19/31	300	254
	JPMorgan Chase & Co.	1.953%	2/4/32	565	477
	JPMorgan Chase & Co.	2.580%	4/22/32	515	451
	JPMorgan Chase & Co.	2.545%	11/8/32	455	393
	JPMorgan Chase & Co.	2.963%	1/25/33	580	513
	JPMorgan Chase & Co.	4.586%	4/26/33	370	365
	JPMorgan Chase & Co.	4.912%	7/25/33	770	775
	JPMorgan Chase & Co.	5.717%	9/14/33	575	602
	JPMorgan Chase & Co.	5.350%	6/1/34	705	727
	JPMorgan Chase & Co.	6.254%	10/23/34	470	515
	JPMorgan Chase & Co.	5.336%	1/23/35	460	474
	JPMorgan Chase & Co.	5.766%	4/22/35	435	462
	JPMorgan Chase & Co.	5.294%	7/22/35	587	602
	JPMorgan Chase & Co.	6.400%	5/15/38	412	477
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	490	437
	JPMorgan Chase & Co.	5.500%	10/15/40	270	285
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	325	254
	JPMorgan Chase & Co.	5.600%	7/15/41	305	326
	JPMorgan Chase & Co.	2.525%	11/19/41	325	234
	JPMorgan Chase & Co.	5.400%	1/6/42	310	324
	JPMorgan Chase & Co.	3.157%	4/22/42	345	270
	JPMorgan Chase & Co.	5.625%	8/16/43	245	261
	JPMorgan Chase & Co.	4.850%	2/1/44	190	186
	JPMorgan Chase & Co.	4.950%	6/1/45	285	279
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	360	318
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	260	221
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	555	465
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	320	267
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	292	210
	JPMorgan Chase & Co.	3.328%	4/22/52	515	384
	JPMorgan Chase Bank NA	5.110%	12/8/26	370	376
[2]	KeyBank NA	5.850%	11/15/27	90	93
[2]	KeyBank NA	4.900%	8/8/32	100	95
	KeyBank NA	5.000%	1/26/33	180	176
[2]	KeyCorp	2.250%	4/6/27	80	75
[2]	KeyCorp	4.100%	4/30/28	165	161
[2]	KeyCorp	2.550%	10/1/29	155	139
[2]	KeyCorp	4.789%	6/1/33	180	173
	KeyCorp	6.401%	3/6/35	100	107
	Lloyds Banking Group plc	4.582%	12/10/25	170	169
	Lloyds Banking Group plc	4.650%	3/24/26	275	273
	Lloyds Banking Group plc	3.750%	1/11/27	175	172
	Lloyds Banking Group plc	1.627%	5/11/27	465	441
	Lloyds Banking Group plc	5.985%	8/7/27	135	138
	Lloyds Banking Group plc	5.462%	1/5/28	145	147
	Lloyds Banking Group plc	3.750%	3/18/28	85	83
	Lloyds Banking Group plc	4.375%	3/22/28	200	198
	Lloyds Banking Group plc	4.550%	8/16/28	175	174
[2]	Lloyds Banking Group plc	3.574%	11/7/28	360	348
	Lloyds Banking Group plc	5.871%	3/6/29	200	207
	Lloyds Banking Group plc	5.721%	6/5/30	230	239
	Lloyds Banking Group plc	4.976%	8/11/33	150	149
	Lloyds Banking Group plc	7.953%	11/15/33	220	254
	Lloyds Banking Group plc	5.679%	1/5/35	320	331
	Lloyds Banking Group plc	5.300%	12/1/45	60	57
	Lloyds Banking Group plc	3.369%	12/14/46	240	174
	Lloyds Banking Group plc	4.344%	1/9/48	215	177
	LPL Holdings Inc.	6.750%	11/17/28	105	112
	M&T Bank Corp.	7.413%	10/30/29	325	354
	M&T Bank Corp.	6.082%	3/13/32	140	146
	M&T Bank Corp.	5.053%	1/27/34	255	248
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	288
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	210	209
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	230	231
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	185	164
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	180	170
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	150	159
	Mastercard Inc.	2.950%	11/21/26	100	97
	Mastercard Inc.	3.300%	3/26/27	225	221
	Mastercard Inc.	4.875%	3/9/28	200	206
	Mastercard Inc.	2.950%	6/1/29	141	134
	Mastercard Inc.	3.350%	3/26/30	215	206
	Mastercard Inc.	2.000%	11/18/31	110	94
	Mastercard Inc.	4.850%	3/9/33	30	31
	Mastercard Inc.	4.875%	5/9/34	160	164
	Mastercard Inc.	3.650%	6/1/49	245	198
	Mastercard Inc.	3.850%	3/26/50	310	258
	MetLife Inc.	4.550%	3/23/30	215	218
	MetLife Inc.	5.375%	7/15/33	125	131
	MetLife Inc.	5.700%	6/15/35	250	268
[2]	MetLife Inc.	6.400%	12/15/36	240	253
	MetLife Inc.	5.875%	2/6/41	145	155
	MetLife Inc.	4.125%	8/13/42	80	70
	MetLife Inc.	4.875%	11/13/43	160	152
	MetLife Inc.	4.050%	3/1/45	285	240
	MetLife Inc.	4.600%	5/13/46	80	73
	MetLife Inc.	5.000%	7/15/52	235	226
	MetLife Inc.	5.250%	1/15/54	55	55
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	380	376
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	241
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	145	142
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	440	415
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	150	146
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	190	179
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	420	399
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	170	167
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	115	114
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	220	223
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	198
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	130	133
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	120	123
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	280	272
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	300	282
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	250	225
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	173
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	330	281
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	250	214
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	150	131
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	200	203
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	124
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	140	145
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	200	207
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	250	258
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	170	149
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	186
	Mizuho Financial Group Inc.	1.234%	5/22/27	255	241
	Mizuho Financial Group Inc.	1.554%	7/9/27	140	132
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	130
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	261
	Mizuho Financial Group Inc.	5.414%	9/13/28	85	87
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/29	270	280
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	390	383
	Mizuho Financial Group Inc.	5.376%	5/26/30	45	46
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	121
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	170	147
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	160	136
	Mizuho Financial Group Inc.	2.564%	9/13/31	130	110
	Mizuho Financial Group Inc.	5.669%	9/13/33	95	99
	Mizuho Financial Group Inc.	5.754%	5/27/34	300	315
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	157
	Mizuho Financial Group Inc.	5.579%	5/26/35	150	156
	Morgan Stanley	5.000%	11/24/25	390	391
[2]	Morgan Stanley	3.875%	1/27/26	520	514
[2]	Morgan Stanley	3.125%	7/27/26	606	591
[2]	Morgan Stanley	4.350%	9/8/26	415	413
	Morgan Stanley	6.138%	10/16/26	235	238
	Morgan Stanley	0.985%	12/10/26	420	399
	Morgan Stanley	3.625%	1/20/27	621	611
	Morgan Stanley	5.050%	1/28/27	280	282
	Morgan Stanley	3.950%	4/23/27	260	256
	Morgan Stanley	1.593%	5/4/27	530	504
[2]	Morgan Stanley	1.512%	7/20/27	490	462
	Morgan Stanley	2.475%	1/21/28	315	300
[2]	Morgan Stanley	5.652%	4/13/28	165	169
	Morgan Stanley	4.210%	4/20/28	485	480
[2]	Morgan Stanley	3.591%	7/22/28	435	423
	Morgan Stanley	6.296%	10/18/28	335	352
[2]	Morgan Stanley	3.772%	1/24/29	500	488
	Morgan Stanley	5.123%	2/1/29	370	376
[2]	Morgan Stanley	5.164%	4/20/29	445	453
	Morgan Stanley	5.449%	7/20/29	315	325
	Morgan Stanley	6.407%	11/1/29	345	368
	Morgan Stanley	5.173%	1/16/30	450	459
[2]	Morgan Stanley	4.431%	1/23/30	475	472
	Morgan Stanley	5.656%	4/18/30	415	432
	Morgan Stanley	5.042%	7/19/30	425	432
[2]	Morgan Stanley	2.699%	1/22/31	535	484
[2]	Morgan Stanley	3.622%	4/1/31	445	422
[2]	Morgan Stanley	1.794%	2/13/32	375	312
	Morgan Stanley	7.250%	4/1/32	225	264
[2]	Morgan Stanley	1.928%	4/28/32	310	259
[2]	Morgan Stanley	2.239%	7/21/32	495	419
[2]	Morgan Stanley	2.511%	10/20/32	415	356
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.943%	1/21/33	385	338
	Morgan Stanley	4.889%	7/20/33	300	299
	Morgan Stanley	6.342%	10/18/33	435	477
[2]	Morgan Stanley	5.250%	4/21/34	475	483
[2]	Morgan Stanley	5.424%	7/21/34	360	370
	Morgan Stanley	6.627%	11/1/34	270	301
	Morgan Stanley	5.466%	1/18/35	415	427
	Morgan Stanley	5.831%	4/19/35	580	613
	Morgan Stanley	5.320%	7/19/35	775	792
	Morgan Stanley	2.484%	9/16/36	580	478
	Morgan Stanley	5.297%	4/20/37	340	338
	Morgan Stanley	5.948%	1/19/38	310	321
[2]	Morgan Stanley	3.971%	7/22/38	300	267
	Morgan Stanley	5.942%	2/7/39	260	269
[2]	Morgan Stanley	4.457%	4/22/39	190	178
	Morgan Stanley	3.217%	4/22/42	350	274
	Morgan Stanley	6.375%	7/24/42	350	403
	Morgan Stanley	4.300%	1/27/45	430	386
[2]	Morgan Stanley	4.375%	1/22/47	390	349
[2]	Morgan Stanley	5.597%	3/24/51	385	410
[2]	Morgan Stanley	2.802%	1/25/52	285	191
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	495	497
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	200	206
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	100	101
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	425	436
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	350	355
	Nasdaq Inc.	5.350%	6/28/28	140	145
	Nasdaq Inc.	5.550%	2/15/34	205	213
	Nasdaq Inc.	5.950%	8/15/53	145	155
	Nasdaq Inc.	6.100%	6/28/63	105	114
	National Australia Bank Ltd.	4.750%	12/10/25	115	115
	National Australia Bank Ltd.	3.375%	1/14/26	295	291
[2]	National Australia Bank Ltd.	2.500%	7/12/26	85	82
	National Australia Bank Ltd.	3.905%	6/9/27	40	40
	National Australia Bank Ltd.	5.087%	6/11/27	260	265
	National Australia Bank Ltd.	4.944%	1/12/28	410	417
	National Australia Bank Ltd.	4.787%	1/10/29	260	265
	National Bank of Canada	5.600%	12/18/28	265	275
	NatWest Group plc	4.800%	4/5/26	310	310
	NatWest Group plc	7.472%	11/10/26	185	190
	NatWest Group plc	5.847%	3/2/27	100	101
	NatWest Group plc	1.642%	6/14/27	120	114
	NatWest Group plc	5.583%	3/1/28	225	229
[2]	NatWest Group plc	3.073%	5/22/28	310	297
	NatWest Group plc	5.516%	9/30/28	140	143
[2]	NatWest Group plc	4.892%	5/18/29	290	291
	NatWest Group plc	5.808%	9/13/29	210	218
[2]	NatWest Group plc	5.076%	1/27/30	265	268
[2]	NatWest Group plc	4.445%	5/8/30	205	202
	NatWest Group plc	6.016%	3/2/34	125	133
	NatWest Group plc	6.475%	6/1/34	260	272
	NatWest Group plc	5.778%	3/1/35	325	340
[2]	NatWest Group plc	3.032%	11/28/35	80	70
	Nomura Holdings Inc.	1.653%	7/14/26	220	207
	Nomura Holdings Inc.	2.329%	1/22/27	235	222
	Nomura Holdings Inc.	6.070%	7/12/28	100	104
	Nomura Holdings Inc.	2.172%	7/14/28	160	145
	Nomura Holdings Inc.	3.103%	1/16/30	185	169
	Nomura Holdings Inc.	2.679%	7/16/30	140	124
	Nomura Holdings Inc.	2.608%	7/14/31	150	128
	Nomura Holdings Inc.	2.999%	1/22/32	105	91
	Nomura Holdings Inc.	6.181%	1/18/33	135	144
	Nomura Holdings Inc.	5.783%	7/3/34	210	218
	Northern Trust Corp.	3.950%	10/30/25	190	188
	Northern Trust Corp.	4.000%	5/10/27	260	259
	Northern Trust Corp.	1.950%	5/1/30	170	150
	Northern Trust Corp.	6.125%	11/2/32	135	148
	PayPal Holdings Inc.	2.650%	10/1/26	180	174
	PayPal Holdings Inc.	2.850%	10/1/29	150	140
	PayPal Holdings Inc.	2.300%	6/1/30	140	125
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PayPal Holdings Inc.	4.400%	6/1/32	155	154
	PayPal Holdings Inc.	5.150%	6/1/34	145	149
	PayPal Holdings Inc.	3.250%	6/1/50	205	148
	PayPal Holdings Inc.	5.050%	6/1/52	170	165
[2]	PNC Bank NA	3.100%	10/25/27	105	101
[2]	PNC Bank NA	4.050%	7/26/28	285	280
[2]	PNC Bank NA	2.700%	10/22/29	145	132
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	212
	PNC Financial Services Group Inc.	4.758%	1/26/27	265	265
	PNC Financial Services Group Inc.	3.150%	5/19/27	236	229
	PNC Financial Services Group Inc.	5.102%	7/23/27	155	156
	PNC Financial Services Group Inc.	6.615%	10/20/27	210	218
	PNC Financial Services Group Inc.	5.300%	1/21/28	125	127
	PNC Financial Services Group Inc.	5.354%	12/2/28	80	82
	PNC Financial Services Group Inc.	3.450%	4/23/29	260	250
	PNC Financial Services Group Inc.	5.582%	6/12/29	465	480
	PNC Financial Services Group Inc.	2.550%	1/22/30	270	245
	PNC Financial Services Group Inc.	5.492%	5/14/30	250	259
	PNC Financial Services Group Inc.	2.307%	4/23/32	190	163
	PNC Financial Services Group Inc.	4.626%	6/6/33	125	121
	PNC Financial Services Group Inc.	6.037%	10/28/33	315	335
	PNC Financial Services Group Inc.	5.068%	1/24/34	235	235
	PNC Financial Services Group Inc.	5.939%	8/18/34	85	90
	PNC Financial Services Group Inc.	6.875%	10/20/34	425	478
	PNC Financial Services Group Inc.	5.676%	1/22/35	235	245
	PNC Financial Services Group Inc.	5.401%	7/23/35	185	189
	Progressive Corp.	4.125%	4/15/47	140	120
[2]	Prudential Financial Inc.	5.700%	12/14/36	160	171
[2]	Prudential Financial Inc.	4.600%	5/15/44	90	83
[2]	Prudential Financial Inc.	5.375%	5/15/45	66	65
[2]	Prudential Financial Inc.	4.500%	9/15/47	50	48
	Prudential Financial Inc.	3.905%	12/7/47	190	153
[2]	Prudential Financial Inc.	5.700%	9/15/48	130	129
	Prudential Financial Inc.	3.935%	12/7/49	295	237
[2]	Prudential Financial Inc.	4.350%	2/25/50	185	160
[2]	Prudential Financial Inc.	3.700%	10/1/50	35	31
[2]	Prudential Financial Inc.	3.700%	3/13/51	205	157
	Prudential Financial Inc.	5.125%	3/1/52	220	214
	Prudential Financial Inc.	6.000%	9/1/52	55	56
	Prudential Financial Inc.	6.500%	3/15/54	200	207
	Prudential Funding Asia plc	3.125%	4/14/30	140	130
	Raymond James Financial Inc.	4.950%	7/15/46	185	174
	Raymond James Financial Inc.	3.750%	4/1/51	140	108
	Regions Financial Corp.	5.722%	6/6/30	123	126
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	110	113
[2]	Royal Bank of Canada	4.875%	1/12/26	155	156
[2]	Royal Bank of Canada	0.875%	1/20/26	280	267
[2]	Royal Bank of Canada	4.650%	1/27/26	255	255
	Royal Bank of Canada	1.200%	4/27/26	240	228
[2]	Royal Bank of Canada	1.150%	7/14/26	265	250
[2]	Royal Bank of Canada	5.200%	7/20/26	100	101
[2]	Royal Bank of Canada	1.400%	11/2/26	184	173
[2]	Royal Bank of Canada	4.875%	1/19/27	165	167
	Royal Bank of Canada	3.625%	5/4/27	255	251
[2]	Royal Bank of Canada	5.069%	7/23/27	160	162
[2]	Royal Bank of Canada	4.240%	8/3/27	260	260
[2]	Royal Bank of Canada	6.000%	11/1/27	265	278
[2]	Royal Bank of Canada	4.900%	1/12/28	240	244
[2]	Royal Bank of Canada	5.200%	8/1/28	75	77
[2]	Royal Bank of Canada	4.950%	2/1/29	100	102
[2]	Royal Bank of Canada	4.969%	8/2/30	315	320
[2]	Royal Bank of Canada	2.300%	11/3/31	170	147
	Royal Bank of Canada	3.875%	5/4/32	180	171
[2]	Royal Bank of Canada	5.000%	2/1/33	265	270
[2]	Royal Bank of Canada	5.000%	5/2/33	105	108
[2]	Royal Bank of Canada	5.150%	2/1/34	190	195
	Santander Holdings USA Inc.	3.244%	10/5/26	155	150
	Santander Holdings USA Inc.	4.400%	7/13/27	150	148
	Santander Holdings USA Inc.	2.490%	1/6/28	210	197
	Santander Holdings USA Inc.	6.499%	3/9/29	230	240
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	6.174%	1/9/30	110	114
	Santander Holdings USA Inc.	6.342%	5/31/35	140	145
	Santander UK Group Holdings plc	6.833%	11/21/26	220	224
	Santander UK Group Holdings plc	1.673%	6/14/27	310	293
	Santander UK Group Holdings plc	2.469%	1/11/28	205	194
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	195	189
	Santander UK Group Holdings plc	6.534%	1/10/29	135	142
	State Street Corp.	2.650%	5/19/26	75	73
	State Street Corp.	5.272%	8/3/26	115	117
	State Street Corp.	4.993%	3/18/27	185	188
	State Street Corp.	4.530%	2/20/29	75	75
	State Street Corp.	5.684%	11/21/29	125	131
	State Street Corp.	2.400%	1/24/30	351	320
	State Street Corp.	2.200%	3/3/31	175	152
	State Street Corp.	4.164%	8/4/33	145	139
	State Street Corp.	4.821%	1/26/34	75	75
	State Street Corp.	5.159%	5/18/34	110	112
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	205	195
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	310	313
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	300	296
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	50	51
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	430	415
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	540	506
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	213
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	160	156
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	194
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	210	203
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	250	257
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	185	179
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	200	209
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	83
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	275	286
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	290	262
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	490	456
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	250	262
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	200	182
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	320	278
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	235	203
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	200	207
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	201	170
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	250	265
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	45	48
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	208
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	105	79
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	193	215
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	150	158
	Synchrony Financial	3.950%	12/1/27	180	173
	Synchrony Financial	2.875%	10/28/31	90	76
[2]	Toronto-Dominion Bank	0.750%	9/11/25	255	245
[2]	Toronto-Dominion Bank	0.750%	1/6/26	305	290
	Toronto-Dominion Bank	5.103%	1/9/26	200	201
[2]	Toronto-Dominion Bank	1.200%	6/3/26	225	213
[2]	Toronto-Dominion Bank	5.532%	7/17/26	265	270
[2]	Toronto-Dominion Bank	1.250%	9/10/26	225	211
[2]	Toronto-Dominion Bank	1.950%	1/12/27	160	152
[2]	Toronto-Dominion Bank	2.800%	3/10/27	265	255
[2]	Toronto-Dominion Bank	4.980%	4/5/27	60	61
	Toronto-Dominion Bank	4.108%	6/8/27	260	258
[2]	Toronto-Dominion Bank	4.693%	9/15/27	235	237
	Toronto-Dominion Bank	5.156%	1/10/28	170	174
[2]	Toronto-Dominion Bank	5.523%	7/17/28	160	166
[2]	Toronto-Dominion Bank	4.994%	4/5/29	120	122
[2]	Toronto-Dominion Bank	2.000%	9/10/31	200	170
[2]	Toronto-Dominion Bank	3.625%	9/15/31	305	296
[2]	Toronto-Dominion Bank	3.200%	3/10/32	220	198
	Toronto-Dominion Bank	4.456%	6/8/32	295	289
[2]	Travelers Cos. Inc.	6.250%	6/15/37	175	197
	Travelers Cos. Inc.	5.350%	11/1/40	110	113
	Travelers Cos. Inc.	3.050%	6/8/51	165	116
	Travelers Cos. Inc.	5.450%	5/25/53	130	136
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Truist Bank	3.625%	9/16/25	220	217
[2]	Truist Bank	3.300%	5/15/26	200	195
[2]	Truist Bank	3.800%	10/30/26	195	191
[2]	Truist Bank	2.250%	3/11/30	210	183
[2]	Truist Financial Corp.	5.900%	10/28/26	115	116
[2]	Truist Financial Corp.	1.267%	3/2/27	230	217
[2]	Truist Financial Corp.	6.047%	6/8/27	225	230
[2]	Truist Financial Corp.	4.123%	6/6/28	125	123
[2]	Truist Financial Corp.	4.873%	1/26/29	260	261
[2]	Truist Financial Corp.	1.887%	6/7/29	185	167
[2]	Truist Financial Corp.	7.161%	10/30/29	330	359
[2]	Truist Financial Corp.	5.435%	1/24/30	240	246
[2]	Truist Financial Corp.	1.950%	6/5/30	130	112
[2]	Truist Financial Corp.	4.916%	7/28/33	145	140
[2]	Truist Financial Corp.	6.123%	10/28/33	380	404
[2]	Truist Financial Corp.	5.122%	1/26/34	130	129
[2]	Truist Financial Corp.	5.867%	6/8/34	215	224
[2]	Truist Financial Corp.	5.711%	1/24/35	275	285
	UBS AG	5.800%	9/11/25	45	45
	UBS AG	1.250%	6/1/26	80	76
	UBS AG	1.250%	8/7/26	50	47
	UBS AG	5.000%	7/9/27	300	304
	UBS AG	7.500%	2/15/28	370	404
	UBS AG	5.650%	9/11/28	200	208
	UBS AG	4.500%	6/26/48	150	138
	UBS Group AG	4.550%	4/17/26	310	309
	UBS Group AG	4.875%	5/15/45	330	311
[2]	US Bancorp	3.950%	11/17/25	270	268
[2]	US Bancorp	3.100%	4/27/26	205	200
[2]	US Bancorp	2.375%	7/22/26	155	150
	US Bancorp	5.727%	10/21/26	290	293
[2]	US Bancorp	3.150%	4/27/27	255	248
	US Bancorp	6.787%	10/26/27	50	52
[2]	US Bancorp	2.215%	1/27/28	150	142
[2]	US Bancorp	3.900%	4/26/28	190	187
[2]	US Bancorp	4.548%	7/22/28	275	275
	US Bancorp	4.653%	2/1/29	190	190
	US Bancorp	5.775%	6/12/29	295	306
[2]	US Bancorp	3.000%	7/30/29	240	223
	US Bancorp	5.384%	1/23/30	275	283
[2]	US Bancorp	1.375%	7/22/30	193	162
	US Bancorp	5.100%	7/23/30	230	234
[2]	US Bancorp	2.677%	1/27/33	175	151
[2]	US Bancorp	4.967%	7/22/33	225	221
	US Bancorp	5.850%	10/21/33	475	499
	US Bancorp	4.839%	2/1/34	245	241
	US Bancorp	5.836%	6/12/34	220	231
	US Bancorp	5.678%	1/23/35	305	318
	US Bancorp	2.491%	11/3/36	245	203
	Visa Inc.	3.150%	12/14/25	600	591
	Visa Inc.	1.900%	4/15/27	540	512
	Visa Inc.	2.750%	9/15/27	275	265
	Visa Inc.	2.050%	4/15/30	265	237
	Visa Inc.	1.100%	2/15/31	180	149
	Visa Inc.	4.150%	12/14/35	325	315
	Visa Inc.	2.700%	4/15/40	70	54
	Visa Inc.	4.300%	12/14/45	500	453
	Visa Inc.	3.650%	9/15/47	165	135
	Visa Inc.	2.000%	8/15/50	160	95
	Wachovia Corp.	5.500%	8/1/35	255	262
[2]	Wells Fargo & Co.	3.550%	9/29/25	835	824
	Wells Fargo & Co.	3.000%	4/22/26	580	566
[2]	Wells Fargo & Co.	4.100%	6/3/26	290	287
	Wells Fargo & Co.	3.000%	10/23/26	555	539
[2]	Wells Fargo & Co.	3.196%	6/17/27	410	400
[2]	Wells Fargo & Co.	4.300%	7/22/27	550	548
[2]	Wells Fargo & Co.	3.526%	3/24/28	720	701
[2]	Wells Fargo & Co.	5.707%	4/22/28	575	590
[2]	Wells Fargo & Co.	3.584%	5/22/28	370	360
[2]	Wells Fargo & Co.	2.393%	6/2/28	640	604
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	4.808%	7/25/28	455	458
[2]	Wells Fargo & Co.	4.150%	1/24/29	360	356
[2]	Wells Fargo & Co.	5.574%	7/25/29	600	620
	Wells Fargo & Co.	6.303%	10/23/29	440	467
	Wells Fargo & Co.	5.198%	1/23/30	355	362
[2]	Wells Fargo & Co.	2.879%	10/30/30	500	458
[2]	Wells Fargo & Co.	2.572%	2/11/31	490	440
[2]	Wells Fargo & Co.	4.478%	4/4/31	395	391
[2]	Wells Fargo & Co.	3.350%	3/2/33	505	455
[2]	Wells Fargo & Co.	4.897%	7/25/33	680	677
	Wells Fargo & Co.	5.389%	4/24/34	605	620
[2]	Wells Fargo & Co.	5.557%	7/25/34	650	671
	Wells Fargo & Co.	6.491%	10/23/34	525	578
	Wells Fargo & Co.	5.499%	1/23/35	355	366
[2]	Wells Fargo & Co.	3.068%	4/30/41	675	517
	Wells Fargo & Co.	5.375%	11/2/43	320	317
	Wells Fargo & Co.	5.606%	1/15/44	370	375
[2]	Wells Fargo & Co.	4.650%	11/4/44	310	277
	Wells Fargo & Co.	3.900%	5/1/45	365	304
[2]	Wells Fargo & Co.	4.900%	11/17/45	400	367
[2]	Wells Fargo & Co.	4.400%	6/14/46	325	276
[2]	Wells Fargo & Co.	4.750%	12/7/46	310	277
[2]	Wells Fargo & Co.	5.013%	4/4/51	945	907
[2]	Wells Fargo & Co.	4.611%	4/25/53	610	552
	Wells Fargo Bank NA	4.811%	1/15/26	270	271
[2]	Wells Fargo Bank NA	5.450%	8/7/26	285	290
	Wells Fargo Bank NA	5.254%	12/11/26	315	321
[2]	Wells Fargo Bank NA	5.850%	2/1/37	265	281
[2]	Wells Fargo Bank NA	6.600%	1/15/38	175	199
	Westpac Banking Corp.	5.512%	11/17/25	300	304
	Westpac Banking Corp.	5.200%	4/16/26	110	111
	Westpac Banking Corp.	2.850%	5/13/26	240	234
	Westpac Banking Corp.	1.150%	6/3/26	300	284
	Westpac Banking Corp.	2.700%	8/19/26	130	126
	Westpac Banking Corp.	3.350%	3/8/27	200	196
	Westpac Banking Corp.	4.043%	8/26/27	135	134
	Westpac Banking Corp.	5.457%	11/18/27	200	207
	Westpac Banking Corp.	3.400%	1/25/28	250	243
	Westpac Banking Corp.	5.535%	11/17/28	230	241
	Westpac Banking Corp.	1.953%	11/20/28	280	255
	Westpac Banking Corp.	2.650%	1/16/30	95	87
	Westpac Banking Corp.	2.150%	6/3/31	170	147
[2]	Westpac Banking Corp.	4.322%	11/23/31	345	340
	Westpac Banking Corp.	5.405%	8/10/33	150	152
	Westpac Banking Corp.	6.820%	11/17/33	80	89
	Westpac Banking Corp.	4.110%	7/24/34	405	388
	Westpac Banking Corp.	2.668%	11/15/35	325	280
	Westpac Banking Corp.	3.020%	11/18/36	255	219
	Westpac Banking Corp.	4.421%	7/24/39	130	121
	Westpac Banking Corp.	2.963%	11/16/40	90	66
	Westpac Banking Corp.	3.133%	11/18/41	100	74
	Willis North America Inc.	4.650%	6/15/27	255	256
	Willis North America Inc.	5.350%	5/15/33	80	82
	Willis North America Inc.	5.900%	3/5/54	130	134
					278,432
Health Care (15.5%)
	Abbott Laboratories	3.750%	11/30/26	370	367
	Abbott Laboratories	4.750%	11/30/36	375	379
	Abbott Laboratories	4.900%	11/30/46	470	465
	AbbVie Inc.	3.200%	5/14/26	375	368
	AbbVie Inc.	2.950%	11/21/26	624	606
	AbbVie Inc.	4.800%	3/15/27	380	385
	AbbVie Inc.	4.250%	11/14/28	275	276
	AbbVie Inc.	4.800%	3/15/29	435	444
	AbbVie Inc.	3.200%	11/21/29	815	772
	AbbVie Inc.	4.950%	3/15/31	385	396
	AbbVie Inc.	5.050%	3/15/34	550	567
	AbbVie Inc.	4.550%	3/15/35	315	311
	AbbVie Inc.	4.500%	5/14/35	465	456
26

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AbbVie Inc.	4.300%	5/14/36	145	139
AbbVie Inc.	4.050%	11/21/39	610	552
AbbVie Inc.	4.400%	11/6/42	550	505
AbbVie Inc.	5.350%	3/15/44	105	108
AbbVie Inc.	4.850%	6/15/44	265	255
AbbVie Inc.	4.750%	3/15/45	250	238
AbbVie Inc.	4.700%	5/14/45	440	414
AbbVie Inc.	4.450%	5/14/46	420	381
AbbVie Inc.	4.875%	11/14/48	275	264
AbbVie Inc.	4.250%	11/21/49	880	767
AbbVie Inc.	5.400%	3/15/54	475	492
AbbVie Inc.	5.500%	3/15/64	250	260
Aetna Inc.	6.625%	6/15/36	90	100
Aetna Inc.	3.875%	8/15/47	185	140
Agilent Technologies Inc.	2.300%	3/12/31	145	126
Amgen Inc.	5.507%	3/2/26	80	80
Amgen Inc.	2.600%	8/19/26	265	256
Amgen Inc.	2.200%	2/21/27	300	284
Amgen Inc.	3.200%	11/2/27	45	43
Amgen Inc.	5.150%	3/2/28	610	623
Amgen Inc.	1.650%	8/15/28	225	203
Amgen Inc.	3.000%	2/22/29	105	99
Amgen Inc.	4.050%	8/18/29	245	240
Amgen Inc.	2.450%	2/21/30	185	167
Amgen Inc.	5.250%	3/2/30	445	461
Amgen Inc.	2.300%	2/25/31	210	183
Amgen Inc.	2.000%	1/15/32	175	146
Amgen Inc.	3.350%	2/22/32	210	192
Amgen Inc.	4.200%	3/1/33	230	220
Amgen Inc.	5.250%	3/2/33	705	724
Amgen Inc.	3.150%	2/21/40	280	218
Amgen Inc.	2.800%	8/15/41	220	163
Amgen Inc.	5.600%	3/2/43	425	435
Amgen Inc.	4.400%	5/1/45	436	379
Amgen Inc.	4.563%	6/15/48	220	194
Amgen Inc.	3.375%	2/21/50	345	255
Amgen Inc.	4.663%	6/15/51	590	525
Amgen Inc.	3.000%	1/15/52	260	179
Amgen Inc.	4.200%	2/22/52	215	178
Amgen Inc.	4.875%	3/1/53	155	142
Amgen Inc.	5.650%	3/2/53	630	648
Amgen Inc.	2.770%	9/1/53	50	32
Amgen Inc.	4.400%	2/22/62	185	153
Amgen Inc.	5.750%	3/2/63	515	528
Baxalta Inc.	4.000%	6/23/25	215	213
Baxter International Inc.	2.600%	8/15/26	146	141
Baxter International Inc.	1.915%	2/1/27	230	216
Baxter International Inc.	2.272%	12/1/28	275	251
Baxter International Inc.	2.539%	2/1/32	190	162
Baxter International Inc.	3.132%	12/1/51	230	154
Becton Dickinson & Co.	3.734%	12/15/24	100	99
Becton Dickinson & Co.	3.700%	6/6/27	289	283
Becton Dickinson & Co.	4.693%	2/13/28	75	75
Becton Dickinson & Co.	2.823%	5/20/30	180	165
Becton Dickinson & Co.	1.957%	2/11/31	220	187
Becton Dickinson & Co.	4.685%	12/15/44	120	109
Becton Dickinson & Co.	4.669%	6/6/47	300	271
Biogen Inc.	4.050%	9/15/25	200	198
Biogen Inc.	2.250%	5/1/30	520	459
Biogen Inc.	5.200%	9/15/45	160	152
Biogen Inc.	3.150%	5/1/50	170	115
Boston Scientific Corp.	2.650%	6/1/30	320	291
Bristol-Myers Squibb Co.	0.750%	11/13/25	200	191
Bristol-Myers Squibb Co.	4.950%	2/20/26	245	247
Bristol-Myers Squibb Co.	3.200%	6/15/26	327	321
Bristol-Myers Squibb Co.	4.900%	2/22/27	210	213
Bristol-Myers Squibb Co.	1.125%	11/13/27	215	195
Bristol-Myers Squibb Co.	3.900%	2/20/28	270	267
Bristol-Myers Squibb Co.	4.900%	2/22/29	305	313
Bristol-Myers Squibb Co.	3.400%	7/26/29	407	391
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	1.450%	11/13/30	110	93
	Bristol-Myers Squibb Co.	5.750%	2/1/31	140	150
	Bristol-Myers Squibb Co.	5.100%	2/22/31	200	207
	Bristol-Myers Squibb Co.	2.950%	3/15/32	215	193
	Bristol-Myers Squibb Co.	5.900%	11/15/33	115	125
	Bristol-Myers Squibb Co.	5.200%	2/22/34	530	550
	Bristol-Myers Squibb Co.	4.125%	6/15/39	365	330
	Bristol-Myers Squibb Co.	2.350%	11/13/40	55	38
	Bristol-Myers Squibb Co.	3.550%	3/15/42	285	232
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	218
	Bristol-Myers Squibb Co.	4.550%	2/20/48	207	186
	Bristol-Myers Squibb Co.	4.250%	10/26/49	535	456
	Bristol-Myers Squibb Co.	2.550%	11/13/50	285	176
	Bristol-Myers Squibb Co.	3.700%	3/15/52	340	261
	Bristol-Myers Squibb Co.	6.250%	11/15/53	180	203
	Bristol-Myers Squibb Co.	5.550%	2/22/54	505	521
	Bristol-Myers Squibb Co.	3.900%	3/15/62	305	233
	Bristol-Myers Squibb Co.	6.400%	11/15/63	150	172
	Bristol-Myers Squibb Co.	5.650%	2/22/64	245	252
	Cardinal Health Inc.	3.410%	6/15/27	100	97
	Cencora Inc.	3.450%	12/15/27	180	175
	Cencora Inc.	2.700%	3/15/31	170	151
	Centene Corp.	4.250%	12/15/27	155	152
	Centene Corp.	2.450%	7/15/28	525	480
	Centene Corp.	4.625%	12/15/29	395	384
	Centene Corp.	3.375%	2/15/30	470	430
	Centene Corp.	3.000%	10/15/30	335	298
	Centene Corp.	2.500%	3/1/31	280	238
	Centene Corp.	2.625%	8/1/31	455	386
	Cigna Group	4.125%	11/15/25	15	15
[2]	Cigna Group	4.500%	2/25/26	200	200
[2]	Cigna Group	3.400%	3/1/27	175	171
	Cigna Group	4.375%	10/15/28	580	577
	Cigna Group	5.000%	5/15/29	160	163
	Cigna Group	2.400%	3/15/30	230	206
	Cigna Group	2.375%	3/15/31	225	196
	Cigna Group	5.125%	5/15/31	145	149
	Cigna Group	5.400%	3/15/33	140	145
	Cigna Group	5.250%	2/15/34	165	168
	Cigna Group	4.800%	8/15/38	315	301
	Cigna Group	3.200%	3/15/40	90	69
[2]	Cigna Group	4.800%	7/15/46	180	164
[2]	Cigna Group	3.875%	10/15/47	360	282
	Cigna Group	4.900%	12/15/48	450	411
	Cigna Group	3.400%	3/15/50	295	211
	Cigna Group	3.400%	3/15/51	170	121
	Cigna Group	5.600%	2/15/54	310	312
	CommonSpirit Health	5.205%	12/1/31	250	255
	CommonSpirit Health	4.187%	10/1/49	150	126
	CVS Health Corp.	5.000%	2/20/26	250	251
	CVS Health Corp.	2.875%	6/1/26	272	264
	CVS Health Corp.	3.000%	8/15/26	210	204
	CVS Health Corp.	3.625%	4/1/27	190	186
	CVS Health Corp.	1.300%	8/21/27	385	351
	CVS Health Corp.	4.300%	3/25/28	780	770
	CVS Health Corp.	5.000%	1/30/29	315	319
	CVS Health Corp.	5.400%	6/1/29	175	180
	CVS Health Corp.	3.250%	8/15/29	390	364
	CVS Health Corp.	5.125%	2/21/30	210	213
	CVS Health Corp.	3.750%	4/1/30	320	303
	CVS Health Corp.	1.750%	8/21/30	200	168
	CVS Health Corp.	5.250%	1/30/31	50	51
	CVS Health Corp.	1.875%	2/28/31	230	191
	CVS Health Corp.	5.550%	6/1/31	220	226
	CVS Health Corp.	2.125%	9/15/31	160	133
	CVS Health Corp.	5.250%	2/21/33	425	427
	CVS Health Corp.	5.300%	6/1/33	280	281
	CVS Health Corp.	5.700%	6/1/34	215	220
	CVS Health Corp.	4.780%	3/25/38	810	745
	CVS Health Corp.	4.125%	4/1/40	155	130
28

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	2.700%	8/21/40	310	214
CVS Health Corp.	5.300%	12/5/43	55	52
CVS Health Corp.	6.000%	6/1/44	125	126
CVS Health Corp.	5.125%	7/20/45	525	474
CVS Health Corp.	5.050%	3/25/48	1,235	1,095
CVS Health Corp.	4.250%	4/1/50	235	185
CVS Health Corp.	5.625%	2/21/53	175	167
CVS Health Corp.	5.875%	6/1/53	235	232
CVS Health Corp.	6.050%	6/1/54	150	151
CVS Health Corp.	6.000%	6/1/63	130	129
Danaher Corp.	2.600%	10/1/50	145	93
Danaher Corp.	2.800%	12/10/51	155	103
DH Europe Finance II Sarl	2.600%	11/15/29	145	134
DH Europe Finance II Sarl	3.250%	11/15/39	200	165
DH Europe Finance II Sarl	3.400%	11/15/49	140	106
Elevance Health Inc.	1.500%	3/15/26	145	138
Elevance Health Inc.	3.650%	12/1/27	237	232
Elevance Health Inc.	4.101%	3/1/28	205	203
Elevance Health Inc.	2.875%	9/15/29	140	130
Elevance Health Inc.	2.250%	5/15/30	135	119
Elevance Health Inc.	2.550%	3/15/31	125	110
Elevance Health Inc.	4.750%	2/15/33	130	129
Elevance Health Inc.	5.375%	6/15/34	175	181
Elevance Health Inc.	4.625%	5/15/42	170	156
Elevance Health Inc.	4.650%	1/15/43	210	192
Elevance Health Inc.	4.650%	8/15/44	110	100
Elevance Health Inc.	4.375%	12/1/47	285	246
Elevance Health Inc.	4.550%	3/1/48	130	115
Elevance Health Inc.	3.700%	9/15/49	125	96
Elevance Health Inc.	3.125%	5/15/50	145	101
Elevance Health Inc.	3.600%	3/15/51	165	123
Elevance Health Inc.	6.100%	10/15/52	120	130
Elevance Health Inc.	5.125%	2/15/53	210	200
Elevance Health Inc.	5.650%	6/15/54	175	180
Eli Lilly & Co.	4.150%	8/14/27	175	175
Eli Lilly & Co.	4.500%	2/9/29	325	330
Eli Lilly & Co.	3.375%	3/15/29	122	119
Eli Lilly & Co.	4.200%	8/14/29	175	175
Eli Lilly & Co.	4.700%	2/27/33	135	137
Eli Lilly & Co.	4.700%	2/9/34	250	253
Eli Lilly & Co.	4.600%	8/14/34	200	201
Eli Lilly & Co.	3.950%	3/15/49	120	102
Eli Lilly & Co.	2.250%	5/15/50	246	151
Eli Lilly & Co.	4.875%	2/27/53	300	293
Eli Lilly & Co.	5.000%	2/9/54	320	319
Eli Lilly & Co.	5.050%	8/14/54	75	75
Eli Lilly & Co.	2.500%	9/15/60	210	124
Eli Lilly & Co.	4.950%	2/27/63	160	156
Eli Lilly & Co.	5.100%	2/9/64	228	227
Eli Lilly & Co.	5.200%	8/14/64	50	51
GE HealthCare Technologies Inc.	5.600%	11/15/25	90	91
GE HealthCare Technologies Inc.	5.650%	11/15/27	465	480
GE HealthCare Technologies Inc.	4.800%	8/14/29	175	176
GE HealthCare Technologies Inc.	5.857%	3/15/30	135	143
GE HealthCare Technologies Inc.	5.905%	11/22/32	175	187
GE HealthCare Technologies Inc.	6.377%	11/22/52	220	251
Gilead Sciences Inc.	3.650%	3/1/26	367	362
Gilead Sciences Inc.	2.950%	3/1/27	192	186
Gilead Sciences Inc.	1.200%	10/1/27	160	146
Gilead Sciences Inc.	1.650%	10/1/30	215	183
Gilead Sciences Inc.	5.250%	10/15/33	95	99
Gilead Sciences Inc.	4.600%	9/1/35	105	103
Gilead Sciences Inc.	4.000%	9/1/36	150	138
Gilead Sciences Inc.	2.600%	10/1/40	184	133
Gilead Sciences Inc.	5.650%	12/1/41	155	162
Gilead Sciences Inc.	4.800%	4/1/44	340	319
Gilead Sciences Inc.	4.500%	2/1/45	185	166
Gilead Sciences Inc.	4.750%	3/1/46	385	357
Gilead Sciences Inc.	4.150%	3/1/47	235	199
Gilead Sciences Inc.	2.800%	10/1/50	205	135
29

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gilead Sciences Inc.	5.550%	10/15/53	225	234
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	163
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	430	492
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	87
HCA Inc.	5.875%	2/15/26	195	197
HCA Inc.	5.250%	6/15/26	315	316
HCA Inc.	5.375%	9/1/26	165	166
HCA Inc.	4.500%	2/15/27	240	239
HCA Inc.	3.125%	3/15/27	250	241
HCA Inc.	5.200%	6/1/28	105	107
HCA Inc.	5.625%	9/1/28	235	242
HCA Inc.	5.875%	2/1/29	210	218
HCA Inc.	4.125%	6/15/29	300	293
HCA Inc.	3.500%	9/1/30	465	433
HCA Inc.	5.450%	4/1/31	230	236
HCA Inc.	2.375%	7/15/31	150	128
HCA Inc.	3.625%	3/15/32	365	332
HCA Inc.	5.500%	6/1/33	250	256
HCA Inc.	5.600%	4/1/34	220	226
HCA Inc.	5.450%	9/15/34	100	101
HCA Inc.	5.125%	6/15/39	190	184
HCA Inc.	5.500%	6/15/47	225	218
HCA Inc.	5.250%	6/15/49	350	325
HCA Inc.	3.500%	7/15/51	220	154
HCA Inc.	4.625%	3/15/52	325	275
HCA Inc.	5.900%	6/1/53	290	296
HCA Inc.	6.000%	4/1/54	220	227
HCA Inc.	5.950%	9/15/54	125	128
Humana Inc.	1.350%	2/3/27	165	153
Humana Inc.	3.700%	3/23/29	175	169
Humana Inc.	5.375%	4/15/31	175	179
Humana Inc.	2.150%	2/3/32	105	87
Humana Inc.	5.875%	3/1/33	110	116
Humana Inc.	5.950%	3/15/34	150	159
Humana Inc.	4.950%	10/1/44	133	121
Humana Inc.	5.500%	3/15/53	100	97
Humana Inc.	5.750%	4/15/54	170	170
IQVIA Inc.	6.250%	2/1/29	240	254
Johnson & Johnson	0.550%	9/1/25	185	178
Johnson & Johnson	2.450%	3/1/26	515	503
Johnson & Johnson	2.950%	3/3/27	175	171
Johnson & Johnson	0.950%	9/1/27	240	220
Johnson & Johnson	2.900%	1/15/28	330	319
Johnson & Johnson	4.800%	6/1/29	85	88
Johnson & Johnson	1.300%	9/1/30	275	236
Johnson & Johnson	4.900%	6/1/31	140	145
Johnson & Johnson	4.375%	12/5/33	228	232
Johnson & Johnson	4.950%	6/1/34	205	214
Johnson & Johnson	3.550%	3/1/36	115	105
Johnson & Johnson	3.625%	3/3/37	130	118
Johnson & Johnson	5.950%	8/15/37	235	267
Johnson & Johnson	3.400%	1/15/38	235	207
Johnson & Johnson	2.100%	9/1/40	150	106
Johnson & Johnson	3.700%	3/1/46	375	317
Johnson & Johnson	3.750%	3/3/47	215	181
Johnson & Johnson	3.500%	1/15/48	115	93
Johnson & Johnson	2.250%	9/1/50	175	110
Johnson & Johnson	5.250%	6/1/54	175	184
Johnson & Johnson	2.450%	9/1/60	305	184
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	153
Medtronic Global Holdings SCA	4.250%	3/30/28	170	170
Medtronic Global Holdings SCA	4.500%	3/30/33	175	174
Medtronic Inc.	4.375%	3/15/35	350	343
Medtronic Inc.	4.625%	3/15/45	265	249
Merck & Co. Inc.	0.750%	2/24/26	185	176
Merck & Co. Inc.	1.700%	6/10/27	350	328
Merck & Co. Inc.	1.900%	12/10/28	275	251
Merck & Co. Inc.	3.400%	3/7/29	220	213
Merck & Co. Inc.	4.300%	5/17/30	145	146
Merck & Co. Inc.	1.450%	6/24/30	219	187
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.150%	12/10/31	290	250
	Merck & Co. Inc.	4.500%	5/17/33	255	255
	Merck & Co. Inc.	3.900%	3/7/39	195	175
	Merck & Co. Inc.	2.350%	6/24/40	200	143
	Merck & Co. Inc.	4.150%	5/18/43	140	125
	Merck & Co. Inc.	4.900%	5/17/44	160	157
	Merck & Co. Inc.	3.700%	2/10/45	285	234
	Merck & Co. Inc.	4.000%	3/7/49	205	173
	Merck & Co. Inc.	2.450%	6/24/50	245	153
	Merck & Co. Inc.	2.750%	12/10/51	365	240
	Merck & Co. Inc.	5.000%	5/17/53	210	207
	Merck & Co. Inc.	2.900%	12/10/61	295	185
	Merck & Co. Inc.	5.150%	5/17/63	170	169
	Mylan Inc.	4.550%	4/15/28	190	188
	Mylan Inc.	5.200%	4/15/48	195	167
	Novartis Capital Corp.	3.000%	11/20/25	290	285
	Novartis Capital Corp.	2.000%	2/14/27	375	357
	Novartis Capital Corp.	3.100%	5/17/27	250	244
	Novartis Capital Corp.	2.200%	8/14/30	445	400
	Novartis Capital Corp.	4.400%	5/6/44	365	341
	Novartis Capital Corp.	4.000%	11/20/45	230	201
	Novartis Capital Corp.	2.750%	8/14/50	215	148
	Pfizer Inc.	2.750%	6/3/26	255	248
	Pfizer Inc.	3.000%	12/15/26	245	239
	Pfizer Inc.	3.600%	9/15/28	140	137
	Pfizer Inc.	3.450%	3/15/29	330	320
	Pfizer Inc.	2.625%	4/1/30	233	214
	Pfizer Inc.	1.700%	5/28/30	102	89
	Pfizer Inc.	1.750%	8/18/31	150	127
	Pfizer Inc.	4.000%	12/15/36	220	206
	Pfizer Inc.	3.900%	3/15/39	135	120
	Pfizer Inc.	7.200%	3/15/39	400	489
	Pfizer Inc.	2.550%	5/28/40	260	189
	Pfizer Inc.	4.300%	6/15/43	170	154
	Pfizer Inc.	4.400%	5/15/44	205	191
	Pfizer Inc.	4.125%	12/15/46	225	193
	Pfizer Inc.	4.200%	9/15/48	265	230
	Pfizer Inc.	4.000%	3/15/49	270	228
	Pfizer Inc.	2.700%	5/28/50	335	224
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	570	571
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	585	588
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	430	437
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	725	729
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	405	400
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	900	905
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	610	605
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	175	108
	Quest Diagnostics Inc.	2.950%	6/30/30	110	101
	Quest Diagnostics Inc.	6.400%	11/30/33	95	105
	Quest Diagnostics Inc.	5.000%	12/15/34	150	149
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	128
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	125	81
	Revvity Inc.	3.300%	9/15/29	205	192
	Royalty Pharma plc	1.200%	9/2/25	190	183
	Royalty Pharma plc	1.750%	9/2/27	145	134
	Royalty Pharma plc	2.200%	9/2/30	110	95
	Royalty Pharma plc	3.300%	9/2/40	145	110
	Royalty Pharma plc	3.550%	9/2/50	195	138
	Sanofi SA	3.625%	6/19/28	190	187
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	9	9
	Smith & Nephew plc	2.032%	10/14/30	255	219
[3]	Solventum Corp.	5.400%	3/1/29	200	204
[3]	Solventum Corp.	5.450%	3/13/31	405	412
[3]	Solventum Corp.	5.600%	3/23/34	400	408
[3]	Solventum Corp.	5.900%	4/30/54	25	25
	Stryker Corp.	3.375%	11/1/25	405	399
	Stryker Corp.	3.500%	3/15/26	203	200
	Stryker Corp.	1.950%	6/15/30	190	166
	Stryker Corp.	4.625%	3/15/46	170	156
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	280	285
31

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	310	272
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	250	256
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	155
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	40	41
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	450	313
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	47
Thermo Fisher Scientific Inc.	5.000%	1/31/29	100	103
Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	143
Thermo Fisher Scientific Inc.	4.977%	8/10/30	35	36
Thermo Fisher Scientific Inc.	2.000%	10/15/31	240	205
Thermo Fisher Scientific Inc.	5.086%	8/10/33	110	114
Thermo Fisher Scientific Inc.	2.800%	10/15/41	345	256
Thermo Fisher Scientific Inc.	4.100%	8/15/47	105	91
UnitedHealth Group Inc.	5.150%	10/15/25	247	249
UnitedHealth Group Inc.	3.100%	3/15/26	235	231
UnitedHealth Group Inc.	1.150%	5/15/26	215	204
UnitedHealth Group Inc.	3.450%	1/15/27	175	172
UnitedHealth Group Inc.	2.950%	10/15/27	145	140
UnitedHealth Group Inc.	5.250%	2/15/28	125	129
UnitedHealth Group Inc.	3.850%	6/15/28	200	198
UnitedHealth Group Inc.	3.875%	12/15/28	105	104
UnitedHealth Group Inc.	4.250%	1/15/29	225	225
UnitedHealth Group Inc.	4.000%	5/15/29	65	64
UnitedHealth Group Inc.	2.875%	8/15/29	100	94
UnitedHealth Group Inc.	4.800%	1/15/30	360	367
UnitedHealth Group Inc.	5.300%	2/15/30	140	147
UnitedHealth Group Inc.	2.000%	5/15/30	215	189
UnitedHealth Group Inc.	4.900%	4/15/31	165	169
UnitedHealth Group Inc.	2.300%	5/15/31	320	279
UnitedHealth Group Inc.	4.950%	1/15/32	190	194
UnitedHealth Group Inc.	4.200%	5/15/32	185	181
UnitedHealth Group Inc.	5.350%	2/15/33	275	288
UnitedHealth Group Inc.	4.500%	4/15/33	375	371
UnitedHealth Group Inc.	5.000%	4/15/34	240	244
UnitedHealth Group Inc.	5.150%	7/15/34	410	421
UnitedHealth Group Inc.	4.625%	7/15/35	160	159
UnitedHealth Group Inc.	5.800%	3/15/36	57	62
UnitedHealth Group Inc.	6.875%	2/15/38	235	279
UnitedHealth Group Inc.	3.500%	8/15/39	160	135
UnitedHealth Group Inc.	2.750%	5/15/40	285	213
UnitedHealth Group Inc.	3.050%	5/15/41	115	89
UnitedHealth Group Inc.	4.250%	3/15/43	105	95
UnitedHealth Group Inc.	5.500%	7/15/44	260	268
UnitedHealth Group Inc.	4.750%	7/15/45	320	302
UnitedHealth Group Inc.	4.200%	1/15/47	215	185
UnitedHealth Group Inc.	3.750%	10/15/47	230	184
UnitedHealth Group Inc.	4.250%	6/15/48	250	216
UnitedHealth Group Inc.	4.450%	12/15/48	190	170
UnitedHealth Group Inc.	3.700%	8/15/49	135	106
UnitedHealth Group Inc.	2.900%	5/15/50	150	102
UnitedHealth Group Inc.	3.250%	5/15/51	335	242
UnitedHealth Group Inc.	4.750%	5/15/52	380	352
UnitedHealth Group Inc.	5.875%	2/15/53	269	291
UnitedHealth Group Inc.	5.050%	4/15/53	300	290
UnitedHealth Group Inc.	5.375%	4/15/54	350	354
UnitedHealth Group Inc.	5.625%	7/15/54	390	407
UnitedHealth Group Inc.	3.875%	8/15/59	320	248
UnitedHealth Group Inc.	3.125%	5/15/60	175	116
UnitedHealth Group Inc.	4.950%	5/15/62	240	224
UnitedHealth Group Inc.	6.050%	2/15/63	305	335
UnitedHealth Group Inc.	5.200%	4/15/63	255	247
UnitedHealth Group Inc.	5.500%	4/15/64	125	127
UnitedHealth Group Inc.	5.750%	7/15/64	230	241
Utah Acquisition Sub Inc.	3.950%	6/15/26	180	177
Utah Acquisition Sub Inc.	5.250%	6/15/46	85	74
Viatris Inc.	2.700%	6/22/30	180	158
Viatris Inc.	3.850%	6/22/40	205	156
Viatris Inc.	4.000%	6/22/50	305	216
Wyeth LLC	6.500%	2/1/34	210	238
Wyeth LLC	5.950%	4/1/37	305	333
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	105	91
	Zoetis Inc.	4.500%	11/13/25	110	110
	Zoetis Inc.	3.000%	9/12/27	155	149
	Zoetis Inc.	2.000%	5/15/30	140	122
	Zoetis Inc.	5.600%	11/16/32	75	79
	Zoetis Inc.	4.700%	2/1/43	250	232
					101,256
Industrials (1.9%)
	Amphenol Corp.	2.800%	2/15/30	140	129
	Amphenol Corp.	2.200%	9/15/31	140	119
	Carrier Global Corp.	2.493%	2/15/27	205	197
	Carrier Global Corp.	2.722%	2/15/30	325	297
	Carrier Global Corp.	2.700%	2/15/31	125	111
	Carrier Global Corp.	5.900%	3/15/34	129	139
	Carrier Global Corp.	3.377%	4/5/40	240	194
	Carrier Global Corp.	3.577%	4/5/50	231	177
	Deere & Co.	3.900%	6/9/42	210	183
	Deere & Co.	3.750%	4/15/50	140	116
	FedEx Corp.	3.250%	4/1/26	190	186
	FedEx Corp.	3.100%	8/5/29	190	179
	FedEx Corp.	4.250%	5/15/30	120	119
	FedEx Corp.	2.400%	5/15/31	85	75
	FedEx Corp.	3.250%	5/15/41	125	96
	FedEx Corp.	5.100%	1/15/44	105	101
	FedEx Corp.	4.750%	11/15/45	185	166
	FedEx Corp.	4.550%	4/1/46	235	206
	FedEx Corp.	4.400%	1/15/47	130	110
	FedEx Corp.	4.050%	2/15/48	140	113
	FedEx Corp.	4.950%	10/17/48	160	147
	FedEx Corp.	5.250%	5/15/50	175	169
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	118	101
	Illinois Tool Works Inc.	2.650%	11/15/26	255	247
	Illinois Tool Works Inc.	3.900%	9/1/42	200	173
	Ingersoll Rand Inc.	5.176%	6/15/29	110	113
	Ingersoll Rand Inc.	5.700%	8/14/33	135	142
	Ingersoll Rand Inc.	5.450%	6/15/34	135	140
[2]	John Deere Capital Corp.	4.050%	9/8/25	135	134
[2]	John Deere Capital Corp.	4.800%	1/9/26	220	221
[2]	John Deere Capital Corp.	0.700%	1/15/26	255	243
[2]	John Deere Capital Corp.	4.150%	9/15/27	165	165
[2]	John Deere Capital Corp.	4.750%	1/20/28	170	173
[2]	John Deere Capital Corp.	4.950%	7/14/28	335	344
	John Deere Capital Corp.	4.500%	1/16/29	125	126
[2]	John Deere Capital Corp.	4.850%	6/11/29	92	94
[2]	John Deere Capital Corp.	4.700%	6/10/30	183	187
[2]	John Deere Capital Corp.	4.900%	3/7/31	185	190
[2]	John Deere Capital Corp.	5.150%	9/8/33	160	167
[2]	John Deere Capital Corp.	5.100%	4/11/34	150	155
[2]	John Deere Capital Corp.	5.050%	6/12/34	125	129
	LKQ Corp.	5.750%	6/15/28	125	129
	Otis Worldwide Corp.	5.250%	8/16/28	20	21
	Otis Worldwide Corp.	2.565%	2/15/30	315	284
	Otis Worldwide Corp.	3.362%	2/15/50	120	88
	Republic Services Inc.	3.950%	5/15/28	165	163
	Republic Services Inc.	1.750%	2/15/32	100	82
	Republic Services Inc.	5.000%	4/1/34	165	168
	Southwest Airlines Co.	5.125%	6/15/27	290	293
	Trane Technologies Financing Ltd.	3.800%	3/21/29	130	127
	Trimble Inc.	6.100%	3/15/33	130	139
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	209	213
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	215	222
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	170	175
	United Parcel Service Inc.	3.050%	11/15/27	165	159
	United Parcel Service Inc.	3.400%	3/15/29	177	171
	United Parcel Service Inc.	4.450%	4/1/30	182	184
	United Parcel Service Inc.	4.875%	3/3/33	155	158
	United Parcel Service Inc.	5.150%	5/22/34	155	161
	United Parcel Service Inc.	6.200%	1/15/38	260	292
	United Parcel Service Inc.	3.750%	11/15/47	75	60
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	4.250%	3/15/49	116	100
	United Parcel Service Inc.	5.300%	4/1/50	235	238
	United Parcel Service Inc.	5.050%	3/3/53	185	181
	United Parcel Service Inc.	5.500%	5/22/54	195	203
	Waste Connections Inc.	4.200%	1/15/33	110	106
	Waste Connections Inc.	5.000%	3/1/34	135	137
	Waste Connections Inc.	2.950%	1/15/52	155	105
	Waste Management Inc.	3.150%	11/15/27	345	334
	Waste Management Inc.	4.875%	2/15/29	110	113
	Waste Management Inc.	1.500%	3/15/31	240	200
	Waste Management Inc.	4.950%	7/3/31	100	103
	Waste Management Inc.	4.150%	4/15/32	175	171
	Waste Management Inc.	4.875%	2/15/34	210	213
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	165	161
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	195	196
	WW Grainger Inc.	4.600%	6/15/45	160	150
					12,573
Materials (1.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	120	122
	Air Products and Chemicals Inc.	2.050%	5/15/30	175	155
	Air Products and Chemicals Inc.	4.850%	2/8/34	225	228
	Air Products and Chemicals Inc.	2.700%	5/15/40	105	79
	Air Products and Chemicals Inc.	2.800%	5/15/50	140	95
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	130	121
	ArcelorMittal SA	6.800%	11/29/32	210	230
	Berry Global Inc.	1.570%	1/15/26	245	234
[3]	Berry Global Inc.	5.800%	6/15/31	130	134
[3]	Berry Global Inc.	5.650%	1/15/34	130	133
	Carlisle Cos. Inc.	2.750%	3/1/30	135	123
	Celanese US Holdings LLC	6.165%	7/15/27	350	361
	Celanese US Holdings LLC	6.350%	11/15/28	170	179
	Celanese US Holdings LLC	6.330%	7/15/29	125	132
	Celanese US Holdings LLC	6.550%	11/15/30	180	193
	Celanese US Holdings LLC	6.379%	7/15/32	130	138
	Celanese US Holdings LLC	6.700%	11/15/33	185	200
	CF Industries Inc.	5.150%	3/15/34	120	120
	CF Industries Inc.	4.950%	6/1/43	120	110
	CF Industries Inc.	5.375%	3/15/44	130	125
	CRH America Finance Inc.	5.400%	5/21/34	210	217
	DuPont de Nemours Inc.	4.493%	11/15/25	380	379
	DuPont de Nemours Inc.	4.725%	11/15/28	325	330
	DuPont de Nemours Inc.	5.319%	11/15/38	140	150
	DuPont de Nemours Inc.	5.419%	11/15/48	320	347
	Eagle Materials Inc.	2.500%	7/1/31	160	139
	Huntsman International LLC	4.500%	5/1/29	90	88
	International Flavors & Fragrances Inc.	5.000%	9/26/48	130	117
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	129
	Martin Marietta Materials Inc.	3.200%	7/15/51	120	84
[3]	Newmont Corp.	5.300%	3/15/26	75	76
	Newmont Corp.	2.250%	10/1/30	190	169
	Newmont Corp.	2.600%	7/15/32	155	135
[3]	Newmont Corp.	5.350%	3/15/34	165	170
	Newmont Corp.	6.250%	10/1/39	125	139
	Newmont Corp.	4.875%	3/15/42	185	178
	Nutrien Ltd.	4.900%	3/27/28	50	51
	Nutrien Ltd.	4.200%	4/1/29	140	138
	Nutrien Ltd.	5.000%	4/1/49	159	146
	Nutrien Ltd.	5.800%	3/27/53	120	124
	Sherwin-Williams Co.	3.450%	6/1/27	225	219
	Sherwin-Williams Co.	2.950%	8/15/29	109	101
	Sherwin-Williams Co.	4.500%	6/1/47	190	168
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	165	169
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	185	190
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	165	174
	Suzano Austria GmbH	6.000%	1/15/29	325	331
	Suzano Austria GmbH	5.000%	1/15/30	175	172
	Suzano Austria GmbH	3.750%	1/15/31	170	154
[2]	Suzano Austria GmbH	3.125%	1/15/32	115	98
	Vulcan Materials Co.	3.500%	6/1/30	140	133
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.900%	3/15/29	115	116
					8,543
Real Estate (1.9%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	185	169
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	135	110
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	208	163
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	175	148
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	180	115
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	115	81
	American Tower Corp.	3.375%	10/15/26	240	234
	American Tower Corp.	2.750%	1/15/27	180	172
	American Tower Corp.	3.550%	7/15/27	260	253
	American Tower Corp.	5.800%	11/15/28	45	47
	American Tower Corp.	3.800%	8/15/29	240	230
	American Tower Corp.	2.900%	1/15/30	165	151
	American Tower Corp.	2.100%	6/15/30	120	104
	American Tower Corp.	1.875%	10/15/30	130	110
	American Tower Corp.	5.650%	3/15/33	80	83
	American Tower Corp.	5.550%	7/15/33	50	52
	American Tower Corp.	5.900%	11/15/33	195	207
	American Tower Corp.	3.100%	6/15/50	210	143
	American Tower Corp.	2.950%	1/15/51	335	222
	Boston Properties LP	3.650%	2/1/26	275	269
	Boston Properties LP	2.750%	10/1/26	180	171
	Boston Properties LP	6.750%	12/1/27	85	89
	Boston Properties LP	4.500%	12/1/28	220	214
	Boston Properties LP	3.400%	6/21/29	183	169
	Boston Properties LP	3.250%	1/30/31	160	141
	Boston Properties LP	2.550%	4/1/32	140	114
	Boston Properties LP	2.450%	10/1/33	130	101
	Boston Properties LP	6.500%	1/15/34	60	64
	Boston Properties LP	5.750%	1/15/35	140	139
	Brixmor Operating Partnership LP	4.125%	5/15/29	95	92
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	168
	Camden Property Trust	2.800%	5/15/30	140	128
	CBRE Services Inc.	5.950%	8/15/34	130	137
	Crown Castle Inc.	4.450%	2/15/26	95	95
	Crown Castle Inc.	3.700%	6/15/26	135	133
	Crown Castle Inc.	1.050%	7/15/26	230	216
	Crown Castle Inc.	2.900%	3/15/27	120	115
	Crown Castle Inc.	3.650%	9/1/27	100	97
	Crown Castle Inc.	5.000%	1/11/28	85	86
	Crown Castle Inc.	3.800%	2/15/28	100	97
	Crown Castle Inc.	5.600%	6/1/29	120	124
	Crown Castle Inc.	3.300%	7/1/30	175	161
	Crown Castle Inc.	2.250%	1/15/31	150	128
	Crown Castle Inc.	2.100%	4/1/31	175	147
	Crown Castle Inc.	2.500%	7/15/31	95	81
	Crown Castle Inc.	5.100%	5/1/33	135	135
	Crown Castle Inc.	5.800%	3/1/34	110	115
	Crown Castle Inc.	2.900%	4/1/41	160	116
	Crown Castle Inc.	3.250%	1/15/51	162	113
	Digital Realty Trust LP	3.700%	8/15/27	185	180
	Digital Realty Trust LP	5.550%	1/15/28	165	169
	Digital Realty Trust LP	3.600%	7/1/29	160	153
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	35	36
	Equinix Inc.	3.200%	11/18/29	165	154
	Equinix Inc.	2.150%	7/15/30	164	143
	Equinix Inc.	2.500%	5/15/31	150	130
	Equinix Inc.	3.900%	4/15/32	190	179
	ERP Operating LP	4.500%	7/1/44	105	95
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	95
	Healthpeak OP LLC	3.000%	1/15/30	105	97
	Healthpeak OP LLC	5.250%	12/15/32	110	112
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	85	78
	Prologis LP	4.875%	6/15/28	90	92
	Prologis LP	2.250%	4/15/30	155	138
	Prologis LP	1.250%	10/15/30	80	67
	Prologis LP	4.750%	6/15/33	125	125
35

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	5.125%	1/15/34	125	128
Prologis LP	5.000%	3/15/34	205	207
Prologis LP	5.250%	6/15/53	145	144
Prologis LP	5.250%	3/15/54	135	134
Public Storage Operating Co.	5.350%	8/1/53	145	146
Realty Income Corp.	3.250%	1/15/31	195	179
Realty Income Corp.	5.625%	10/13/32	150	157
Realty Income Corp.	5.125%	2/15/34	50	50
Sabra Health Care LP	3.200%	12/1/31	220	191
Simon Property Group LP	3.500%	9/1/25	200	198
Simon Property Group LP	3.300%	1/15/26	142	140
Simon Property Group LP	3.250%	11/30/26	65	63
Simon Property Group LP	3.375%	6/15/27	70	68
Simon Property Group LP	3.375%	12/1/27	165	160
Simon Property Group LP	1.750%	2/1/28	115	105
Simon Property Group LP	2.450%	9/13/29	250	228
Simon Property Group LP	2.650%	7/15/30	120	109
Simon Property Group LP	3.250%	9/13/49	198	140
Simon Property Group LP	3.800%	7/15/50	155	120
Sun Communities Operating LP	2.700%	7/15/31	165	141
Ventas Realty LP	4.400%	1/15/29	155	153
Welltower OP LLC	4.250%	4/15/28	210	208
Welltower OP LLC	3.100%	1/15/30	160	148
Welltower OP LLC	2.800%	6/1/31	20	18
				12,127
Technology (11.2%)
Adobe Inc.	2.150%	2/1/27	150	143
Adobe Inc.	4.800%	4/4/29	120	123
Adobe Inc.	2.300%	2/1/30	200	182
Adobe Inc.	4.950%	4/4/34	235	243
Apple Inc.	0.700%	2/8/26	395	376
Apple Inc.	3.250%	2/23/26	560	552
Apple Inc.	4.421%	5/8/26	85	85
Apple Inc.	2.450%	8/4/26	355	344
Apple Inc.	2.050%	9/11/26	332	319
Apple Inc.	3.350%	2/9/27	415	409
Apple Inc.	3.200%	5/11/27	440	431
Apple Inc.	3.000%	6/20/27	230	224
Apple Inc.	2.900%	9/12/27	330	320
Apple Inc.	3.000%	11/13/27	254	247
Apple Inc.	1.200%	2/8/28	300	274
Apple Inc.	4.000%	5/10/28	185	186
Apple Inc.	1.400%	8/5/28	355	323
Apple Inc.	3.250%	8/8/29	200	193
Apple Inc.	2.200%	9/11/29	255	234
Apple Inc.	1.650%	5/11/30	365	320
Apple Inc.	1.250%	8/20/30	180	153
Apple Inc.	1.650%	2/8/31	345	297
Apple Inc.	1.700%	8/5/31	145	124
Apple Inc.	3.350%	8/8/32	460	433
Apple Inc.	4.300%	5/10/33	115	117
Apple Inc.	4.500%	2/23/36	273	279
Apple Inc.	2.375%	2/8/41	335	245
Apple Inc.	3.850%	5/4/43	525	464
Apple Inc.	4.450%	5/6/44	145	142
Apple Inc.	3.450%	2/9/45	390	321
Apple Inc.	4.375%	5/13/45	365	343
Apple Inc.	4.650%	2/23/46	520	508
Apple Inc.	3.850%	8/4/46	285	246
Apple Inc.	4.250%	2/9/47	245	226
Apple Inc.	3.750%	9/12/47	300	253
Apple Inc.	3.750%	11/13/47	225	189
Apple Inc.	2.950%	9/11/49	265	191
Apple Inc.	2.650%	5/11/50	360	244
Apple Inc.	2.400%	8/20/50	245	158
Apple Inc.	2.650%	2/8/51	395	266
Apple Inc.	2.700%	8/5/51	260	176
Apple Inc.	3.950%	8/8/52	260	224
Apple Inc.	4.850%	5/10/53	110	112
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.550%	8/20/60	280	183
	Apple Inc.	2.800%	2/8/61	410	269
	Apple Inc.	2.850%	8/5/61	340	226
	Apple Inc.	4.100%	8/8/62	100	86
	Applied Materials Inc.	3.300%	4/1/27	251	245
	Applied Materials Inc.	1.750%	6/1/30	80	70
	Applied Materials Inc.	4.350%	4/1/47	215	195
	Applied Materials Inc.	2.750%	6/1/50	20	14
	Autodesk Inc.	2.400%	12/15/31	175	151
	Automatic Data Processing Inc.	3.375%	9/15/25	205	203
	Automatic Data Processing Inc.	1.700%	5/15/28	140	129
	Automatic Data Processing Inc.	1.250%	9/1/30	175	149
	Broadcom Corp.	3.875%	1/15/27	400	395
	Broadcom Corp.	3.500%	1/15/28	255	247
	Broadcom Inc.	3.150%	11/15/25	85	83
	Broadcom Inc.	3.459%	9/15/26	115	113
	Broadcom Inc.	5.050%	7/12/27	160	162
[3]	Broadcom Inc.	1.950%	2/15/28	110	101
	Broadcom Inc.	4.110%	9/15/28	345	341
[3]	Broadcom Inc.	4.000%	4/15/29	230	224
	Broadcom Inc.	4.750%	4/15/29	195	196
	Broadcom Inc.	5.050%	7/12/29	214	218
	Broadcom Inc.	4.150%	11/15/30	300	292
[3]	Broadcom Inc.	2.450%	2/15/31	430	375
	Broadcom Inc.	5.150%	11/15/31	159	162
[3]	Broadcom Inc.	4.150%	4/15/32	300	286
	Broadcom Inc.	4.300%	11/15/32	290	280
[3]	Broadcom Inc.	2.600%	2/15/33	360	302
[3]	Broadcom Inc.	3.419%	4/15/33	378	337
[3]	Broadcom Inc.	3.469%	4/15/34	520	459
[3]	Broadcom Inc.	3.137%	11/15/35	465	389
[3]	Broadcom Inc.	3.187%	11/15/36	390	323
[3]	Broadcom Inc.	4.926%	5/15/37	442	432
[3]	Broadcom Inc.	3.500%	2/15/41	390	312
[3]	Broadcom Inc.	3.750%	2/15/51	370	288
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	105	96
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	140	122
	CDW LLC	2.670%	12/1/26	265	253
	CDW LLC	3.569%	12/1/31	245	220
	Cintas Corp. No. 2	3.700%	4/1/27	205	202
	Cintas Corp. No. 2	4.000%	5/1/32	115	111
	Cisco Systems Inc.	4.900%	2/26/26	190	192
	Cisco Systems Inc.	2.950%	2/28/26	165	162
	Cisco Systems Inc.	2.500%	9/20/26	250	242
	Cisco Systems Inc.	4.800%	2/26/27	330	335
	Cisco Systems Inc.	4.850%	2/26/29	505	519
	Cisco Systems Inc.	4.950%	2/26/31	455	470
	Cisco Systems Inc.	5.050%	2/26/34	465	482
	Cisco Systems Inc.	5.900%	2/15/39	275	304
	Cisco Systems Inc.	5.500%	1/15/40	260	275
	Cisco Systems Inc.	5.300%	2/26/54	340	351
	Cisco Systems Inc.	5.350%	2/26/64	160	165
	Concentrix Corp.	6.600%	8/2/28	200	210
	Corning Inc.	4.375%	11/15/57	190	157
	Corning Inc.	5.450%	11/15/79	140	136
	Dell International LLC	6.020%	6/15/26	394	402
	Dell International LLC	4.900%	10/1/26	252	253
	Dell International LLC	5.250%	2/1/28	100	102
	Dell International LLC	5.300%	10/1/29	260	268
	Dell International LLC	5.750%	2/1/33	200	212
	Dell International LLC	5.400%	4/15/34	175	180
	Dell International LLC	8.100%	7/15/36	175	215
	Dell International LLC	3.375%	12/15/41	305	233
	Equifax Inc.	5.100%	12/15/27	205	208
	Equifax Inc.	2.350%	9/15/31	140	120
	Fidelity National Information Services Inc.	1.150%	3/1/26	175	166
	Fidelity National Information Services Inc.	1.650%	3/1/28	315	285
	Fidelity National Information Services Inc.	2.250%	3/1/31	235	203
	Fidelity National Information Services Inc.	5.100%	7/15/32	80	82
	Fidelity National Information Services Inc.	3.100%	3/1/41	125	94
37

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	3.200%	7/1/26	240	234
Fiserv Inc.	5.150%	3/15/27	10	10
Fiserv Inc.	2.250%	6/1/27	250	236
Fiserv Inc.	5.450%	3/2/28	160	165
Fiserv Inc.	4.200%	10/1/28	270	267
Fiserv Inc.	3.500%	7/1/29	485	464
Fiserv Inc.	4.750%	3/15/30	150	152
Fiserv Inc.	2.650%	6/1/30	225	203
Fiserv Inc.	5.600%	3/2/33	130	136
Fiserv Inc.	5.625%	8/21/33	205	214
Fiserv Inc.	5.450%	3/15/34	140	144
Fiserv Inc.	5.150%	8/12/34	175	177
Fiserv Inc.	4.400%	7/1/49	317	272
Hewlett Packard Enterprise Co.	4.900%	10/15/25	325	325
Hewlett Packard Enterprise Co.	1.750%	4/1/26	145	139
Hewlett Packard Enterprise Co.	6.350%	10/15/45	189	203
HP Inc.	3.000%	6/17/27	180	173
HP Inc.	4.750%	1/15/28	160	162
HP Inc.	4.000%	4/15/29	135	132
HP Inc.	2.650%	6/17/31	190	165
HP Inc.	5.500%	1/15/33	185	192
HP Inc.	6.000%	9/15/41	198	209
IBM International Capital Pte. Ltd.	4.900%	2/5/34	200	202
IBM International Capital Pte. Ltd.	5.250%	2/5/44	45	45
IBM International Capital Pte. Ltd.	5.300%	2/5/54	215	212
Intel Corp.	4.875%	2/10/26	280	280
Intel Corp.	2.600%	5/19/26	95	91
Intel Corp.	3.750%	3/25/27	75	73
Intel Corp.	3.150%	5/11/27	225	215
Intel Corp.	3.750%	8/5/27	210	204
Intel Corp.	4.875%	2/10/28	330	330
Intel Corp.	1.600%	8/12/28	155	137
Intel Corp.	4.000%	8/5/29	130	125
Intel Corp.	2.450%	11/15/29	340	301
Intel Corp.	5.125%	2/10/30	220	222
Intel Corp.	3.900%	3/25/30	250	237
Intel Corp.	2.000%	8/12/31	260	214
Intel Corp.	4.150%	8/5/32	215	201
Intel Corp.	4.000%	12/15/32	190	175
Intel Corp.	5.200%	2/10/33	335	333
Intel Corp.	5.150%	2/21/34	205	203
Intel Corp.	4.600%	3/25/40	155	136
Intel Corp.	2.800%	8/12/41	215	147
Intel Corp.	4.800%	10/1/41	90	80
Intel Corp.	5.625%	2/10/43	255	247
Intel Corp.	4.900%	7/29/45	240	209
Intel Corp.	4.100%	5/19/46	230	178
Intel Corp.	4.100%	5/11/47	155	119
Intel Corp.	3.734%	12/8/47	335	239
Intel Corp.	3.250%	11/15/49	450	292
Intel Corp.	4.750%	3/25/50	285	239
Intel Corp.	3.050%	8/12/51	205	127
Intel Corp.	4.900%	8/5/52	160	136
Intel Corp.	5.700%	2/10/53	305	291
Intel Corp.	5.600%	2/21/54	135	128
Intel Corp.	3.100%	2/15/60	155	91
Intel Corp.	4.950%	3/25/60	105	88
Intel Corp.	3.200%	8/12/61	150	88
Intel Corp.	5.050%	8/5/62	155	130
Intel Corp.	5.900%	2/10/63	190	184
International Business Machines Corp.	4.500%	2/6/26	170	170
International Business Machines Corp.	3.450%	2/19/26	203	200
International Business Machines Corp.	3.300%	5/15/26	420	412
International Business Machines Corp.	1.700%	5/15/27	190	177
International Business Machines Corp.	4.150%	7/27/27	150	149
International Business Machines Corp.	4.500%	2/6/28	235	237
International Business Machines Corp.	3.500%	5/15/29	460	443
International Business Machines Corp.	1.950%	5/15/30	235	206
International Business Machines Corp.	4.400%	7/27/32	80	79
International Business Machines Corp.	4.750%	2/6/33	165	167
38

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.150%	5/15/39	400	359
	International Business Machines Corp.	4.000%	6/20/42	145	124
	International Business Machines Corp.	4.250%	5/15/49	475	404
	International Business Machines Corp.	2.950%	5/15/50	290	195
	International Business Machines Corp.	4.900%	7/27/52	125	117
	Intuit Inc.	5.250%	9/15/26	200	204
	Intuit Inc.	5.200%	9/15/33	215	224
	Intuit Inc.	5.500%	9/15/53	210	221
	KLA Corp.	4.100%	3/15/29	125	124
	KLA Corp.	4.650%	7/15/32	100	101
	KLA Corp.	3.300%	3/1/50	317	234
	KLA Corp.	4.950%	7/15/52	210	204
	KLA Corp.	5.250%	7/15/62	135	135
	Lam Research Corp.	3.750%	3/15/26	145	143
	Lam Research Corp.	4.000%	3/15/29	220	217
	Lam Research Corp.	1.900%	6/15/30	135	118
	Lam Research Corp.	4.875%	3/15/49	140	134
	Lam Research Corp.	2.875%	6/15/50	125	85
	Marvell Technology Inc.	2.950%	4/15/31	145	129
	Microchip Technology Inc.	4.250%	9/1/25	155	154
	Micron Technology Inc.	6.750%	11/1/29	335	364
	Micron Technology Inc.	4.663%	2/15/30	165	165
	Micron Technology Inc.	5.300%	1/15/31	120	123
	Micron Technology Inc.	2.703%	4/15/32	220	188
	Micron Technology Inc.	5.875%	2/9/33	120	126
	Micron Technology Inc.	5.875%	9/15/33	145	153
	Microsoft Corp.	3.125%	11/3/25	170	168
	Microsoft Corp.	2.400%	8/8/26	650	630
	Microsoft Corp.	3.400%	9/15/26	135	133
	Microsoft Corp.	3.300%	2/6/27	525	517
	Microsoft Corp.	3.500%	2/12/35	325	306
	Microsoft Corp.	3.450%	8/8/36	410	375
	Microsoft Corp.	4.100%	2/6/37	120	118
	Microsoft Corp.	4.450%	11/3/45	205	202
	Microsoft Corp.	3.700%	8/8/46	301	260
	Microsoft Corp.	4.250%	2/6/47	215	208
[4]	Microsoft Corp.	2.525%	6/1/50	935	623
	Microsoft Corp.	2.500%	9/15/50	460	303
	Microsoft Corp.	2.921%	3/17/52	844	605
	Microsoft Corp.	4.500%	2/6/57	165	161
	Microsoft Corp.	2.675%	6/1/60	630	408
	Microsoft Corp.	3.041%	3/17/62	260	182
	Motorola Solutions Inc.	4.600%	5/23/29	265	266
	Motorola Solutions Inc.	2.300%	11/15/30	120	105
	Motorola Solutions Inc.	2.750%	5/24/31	145	128
	Motorola Solutions Inc.	5.400%	4/15/34	155	160
	NVIDIA Corp.	3.200%	9/16/26	170	167
	NVIDIA Corp.	1.550%	6/15/28	238	218
	NVIDIA Corp.	2.850%	4/1/30	155	145
	NVIDIA Corp.	2.000%	6/15/31	190	166
	NVIDIA Corp.	3.500%	4/1/40	180	156
	NVIDIA Corp.	3.500%	4/1/50	355	287
	NXP BV	4.300%	6/18/29	265	261
	NXP BV	3.400%	5/1/30	145	136
	NXP BV	2.500%	5/11/31	170	147
	NXP BV	2.650%	2/15/32	125	107
	NXP BV	5.000%	1/15/33	175	175
	NXP BV	3.250%	5/11/41	260	197
	Oracle Corp.	5.800%	11/10/25	215	218
	Oracle Corp.	1.650%	3/25/26	450	430
	Oracle Corp.	2.650%	7/15/26	470	454
	Oracle Corp.	2.800%	4/1/27	422	406
	Oracle Corp.	3.250%	11/15/27	385	372
	Oracle Corp.	2.300%	3/25/28	415	385
	Oracle Corp.	4.500%	5/6/28	155	156
	Oracle Corp.	6.150%	11/9/29	215	230
	Oracle Corp.	2.950%	4/1/30	530	486
	Oracle Corp.	4.650%	5/6/30	126	127
	Oracle Corp.	2.875%	3/25/31	515	461
	Oracle Corp.	6.250%	11/9/32	365	398
39

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.900%	2/6/33	250	250
Oracle Corp.	4.300%	7/8/34	340	322
Oracle Corp.	3.900%	5/15/35	210	190
Oracle Corp.	3.850%	7/15/36	280	246
Oracle Corp.	3.800%	11/15/37	330	284
Oracle Corp.	6.500%	4/15/38	295	329
Oracle Corp.	6.125%	7/8/39	220	237
Oracle Corp.	3.600%	4/1/40	445	358
Oracle Corp.	5.375%	7/15/40	340	336
Oracle Corp.	3.650%	3/25/41	310	247
Oracle Corp.	4.500%	7/8/44	300	260
Oracle Corp.	4.125%	5/15/45	370	302
Oracle Corp.	4.000%	7/15/46	450	358
Oracle Corp.	4.000%	11/15/47	260	205
Oracle Corp.	3.600%	4/1/50	731	534
Oracle Corp.	3.950%	3/25/51	565	436
Oracle Corp.	6.900%	11/9/52	465	541
Oracle Corp.	5.550%	2/6/53	365	362
Oracle Corp.	4.375%	5/15/55	240	197
Oracle Corp.	3.850%	4/1/60	540	389
Oracle Corp.	4.100%	3/25/61	215	163
Qorvo Inc.	4.375%	10/15/29	105	101
QUALCOMM Inc.	3.250%	5/20/27	277	270
QUALCOMM Inc.	1.300%	5/20/28	60	54
QUALCOMM Inc.	2.150%	5/20/30	285	255
QUALCOMM Inc.	1.650%	5/20/32	315	258
QUALCOMM Inc.	4.650%	5/20/35	95	96
QUALCOMM Inc.	4.800%	5/20/45	274	264
QUALCOMM Inc.	4.300%	5/20/47	255	227
QUALCOMM Inc.	3.250%	5/20/50	200	147
QUALCOMM Inc.	4.500%	5/20/52	140	126
QUALCOMM Inc.	6.000%	5/20/53	140	156
Quanta Services Inc.	2.900%	10/1/30	145	132
RELX Capital Inc.	4.000%	3/18/29	225	221
RELX Capital Inc.	3.000%	5/22/30	165	153
Roper Technologies Inc.	4.200%	9/15/28	100	99
Roper Technologies Inc.	1.750%	2/15/31	180	150
Roper Technologies Inc.	4.900%	10/15/34	150	149
S&P Global Inc.	2.450%	3/1/27	200	192
S&P Global Inc.	2.700%	3/1/29	195	182
S&P Global Inc.	4.250%	5/1/29	150	150
S&P Global Inc.	2.900%	3/1/32	165	148
S&P Global Inc.	3.700%	3/1/52	235	187
Salesforce Inc.	3.700%	4/11/28	250	246
Salesforce Inc.	1.500%	7/15/28	105	95
Salesforce Inc.	1.950%	7/15/31	200	171
Salesforce Inc.	2.700%	7/15/41	285	209
Salesforce Inc.	2.900%	7/15/51	300	204
Salesforce Inc.	3.050%	7/15/61	170	110
ServiceNow Inc.	1.400%	9/1/30	214	182
Texas Instruments Inc.	2.250%	9/4/29	175	160
Texas Instruments Inc.	1.750%	5/4/30	60	53
Texas Instruments Inc.	4.900%	3/14/33	165	171
Texas Instruments Inc.	3.875%	3/15/39	140	129
Texas Instruments Inc.	4.150%	5/15/48	285	250
Texas Instruments Inc.	5.150%	2/8/54	100	101
Texas Instruments Inc.	5.050%	5/18/63	205	201
TSMC Arizona Corp.	1.750%	10/25/26	200	189
TSMC Arizona Corp.	3.875%	4/22/27	110	108
TSMC Arizona Corp.	2.500%	10/25/31	240	209
TSMC Arizona Corp.	4.250%	4/22/32	140	138
TSMC Arizona Corp.	3.125%	10/25/41	185	149
TSMC Arizona Corp.	3.250%	10/25/51	170	131
TSMC Arizona Corp.	4.500%	4/22/52	105	101
VMware LLC	1.400%	8/15/26	245	230
VMware LLC	3.900%	8/21/27	255	251
VMware LLC	1.800%	8/15/28	100	90
VMware LLC	4.700%	5/15/30	205	205
VMware LLC	2.200%	8/15/31	165	140
Workday Inc.	3.500%	4/1/27	150	147
40

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Workday Inc.	3.700%	4/1/29	180	174
	Workday Inc.	3.800%	4/1/32	250	235
	Xilinx Inc.	2.375%	6/1/30	170	153
					73,149
Utilities (0.2%)
	American Water Capital Corp.	4.450%	6/1/32	260	257
	American Water Capital Corp.	6.593%	10/15/37	112	129
	American Water Capital Corp.	3.750%	9/1/47	115	91
	Commonwealth Edison Co.	4.000%	3/1/48	80	66
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	230	245
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	155	147
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	80	82
	PPL Electric Utilities Corp.	5.250%	5/15/53	95	95
					1,112
Total Corporate Bonds (Cost $656,907)					641,087
Total Investments (98.5%) (Cost $657,766)					641,950
Other Assets and Liabilities—Net (1.5%)					9,883
Net Assets (100%)					651,833
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $7,036,000, representing 1.1% of net assets.
4	Securities with a value of $52,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	8	1,660	(1)
Ultra 10-Year U.S. Treasury Note	December 2024	8	940	1
				—

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(1)	(109)	—
10-Year U.S. Treasury Note	December 2024	(1)	(114)	1
Long U.S. Treasury Bond	December 2024	(3)	(369)	3
Ultra Long U.S. Treasury Bond	December 2024	(4)	(528)	3
				7
				7
See accompanying Notes, which are an integral part of the Financial Statements.
41

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $657,766)	641,950
Investment in Vanguard	18
Cash	5,687
Receivables for Investment Securities Sold	3,742
Receivables for Accrued Income	7,561
Variation Margin Receivable—Futures Contracts	5
Total Assets	658,963
Liabilities
Payables for Investment Securities Purchased	7,096
Payables to Vanguard	34
Total Liabilities	7,130
Net Assets	651,833
At August 31, 2024, net assets consisted of:

Paid-in Capital	685,067
Total Distributable Earnings (Loss)	(33,234)
Net Assets	651,833

Net Assets
Applicable to 10,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	651,833
Net Asset Value Per Share	$63.91
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest	23,631
Total Income	23,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative	483
Marketing and Distribution	25
Custodian Fees	16
Auditing Fees	41
Shareholders’ Reports	27
Trustees’ Fees and Expenses	—
Other Expenses	26
Total Expenses	628
Net Investment Income	23,003
Realized Net Gain (Loss)
Investment Securities Sold	(6,252)
Futures Contracts	(1)
Realized Net Gain (Loss)	(6,253)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	31,372
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	31,382
Net Increase (Decrease) in Net Assets Resulting from Operations	48,132
See accompanying Notes, which are an integral part of the Financial Statements.
43

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2024	2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,003	13,353
Realized Net Gain (Loss)	(6,253)	(7,990)
Change in Unrealized Appreciation (Depreciation)	31,382	(1,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,132	4,211
Distributions
Total Distributions	(21,963)	(12,789)
Capital Share Transactions
Issued	197,540	104,363
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(5,969)
Net Increase (Decrease) from Capital Share Transactions	197,540	98,394
Total Increase (Decrease)	223,709	89,816
Net Assets
Beginning of Period	428,124	338,308
End of Period	651,833	428,124
See accompanying Notes, which are an integral part of the Financial Statements.
44

ESG U.S. Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,			September 22, 2020[1] to August 31, 2021
	2024	2023	2022
Net Asset Value, Beginning of Period	$61.16	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	2.719	2.217	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	2.657	(1.574)	(12.307)	(.330)
Total from Investment Operations	5.376	.643	(10.765)	.881
Distributions
Dividends from Net Investment Income	(2.626)	(2.133)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.626)	(2.133)	(1.445)	(1.021)
Net Asset Value, End of Period	$63.91	$61.16	$62.65	$74.86
Total Return	9.05%	1.09%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$652	$428	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	4.40%	3.62%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	32%	28%	34%	24%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
46

ESG U.S. Corporate Bond ETF
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	863	—	863
Corporate Bonds	—	641,087	—	641,087
Total	—	641,950	—	641,950

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,430
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(16,309)
Capital Loss Carryforwards	(19,355)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(33,234)
47

ESG U.S. Corporate Bond ETF
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	21,963	12,789
Long-Term Capital Gains	—	—
Total	21,963	12,789
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	658,259
Gross Unrealized Appreciation	13,063
Gross Unrealized Depreciation	(29,372)
Net Unrealized Appreciation (Depreciation)	(16,309)
E.  During the year ended August 31, 2024, the fund purchased $108,523,000 of investment securities and sold $107,893,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $58,720,000 and $57,863,000, respectively. In addition, the fund purchased and sold investment securities of $193,201,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	3,200	1,700
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(100)
Net Increase (Decrease) in Shares Outstanding	3,200	1,600
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
48

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Corporate Bond ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2024 and for the period September 22, 2020 (inception) to August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the three years in the period ended August 31, 2024 and for the period September 22, 2020 (inception) to August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
49

Tax information (unaudited)
The fund hereby designates for the fiscal year $21,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 81.9%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q41580 102024
50

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Extended Duration Treasury Index Fund

The board of trustees of Vanguard Extended Duration Treasury Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Stock ETF

The board of trustees of Vanguard ESG U.S. Stock ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG International Stock ETF

The board of trustees of Vanguard ESG International Stock ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Wellington Fund

The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Wellesley Income Fund

The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Corporate Bond ETF

The board of trustees of Vanguard ESG U.S. Corporate Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2020; it also took into account the organizational depth and stability of the advisor and noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2020, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.